UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-24018
Victory Variable Insurance Funds II
(Exact name of registrant as specified in charter)

15935 La Cantera Parkway, San Antonio, Texas 78256
(Address of principal executive offices) (ZIP code)

Christopher J. Kelley, Victory Capital Management Inc.
60 State Street, Boston, MA 02109
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 742-7825
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2025
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Victory Pioneer Bond VCT Portfolio
Class I
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Victory Pioneer Bond VCT Portfolio (the “Portfolio”) (successor to Pioneer Bond VCT Portfolio) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.45%
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
How did the Portfolio perform last year and what affected Portfolio performance?
  For the fiscal year ended December 31, 2025, the Portfolio’s Class I shares at NAV returned 9.17%. For the same period, the Portfolio’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 7.30%.
  The Portfolio’s Benchmark Return Performance (“BRP”) benefited from allocations to non-agency mortgage-backed securities, commercial mortgage backed securities and the financial sector.
  Security selection in the financial and industrials sectors contributed to the Portfolio’s BRP while selection in the agency mortgage backed securities sector detracted.
  The Portfolio maintained a longer average U.S. duration position of 0.4 years compared to the benchmark, which was advantageous as yields decreased in the latter part of the period. Additionally, the positioning of the yield curve in relation to the benchmark contributed positively.
  The Portfolio benefited from its exposure to catastrophe bonds, which is an asset allocation outside of the benchmark.
Portfolio Performance
The line graph below shows the change in value of a $10,000 investment made in Class I shares of the Portfolio at net asset value during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Index.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Net Asset Value Class I	9.17%	0.74%	2.84%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY PORTFOLIO STATISTICS
(as of December 31, 2025)
Portfolio net assets	$127,766,759%
Total number of portfolio holdings	763^^
Total advisory fee paid	$421,760
Portfolio turnover rate	35%
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of December 31, 2025 ) *
U.S. Government and Agency Obligations	41.5%
Corporate Bonds	34.4%
Asset Backed Securities	8.5%
Collateralized Mortgage Obligations	5.9%
Commercial Mortgage-Backed Securities	4.9%
Affiliated Closed-End Fund∞	3.3%
Foreign Government Bonds	0.6%
Mutual Funds	0.5%
Preferred Stock	0.3%
Senior Secured Floating Rate Loan Interests	0.1%
*	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
∞	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Victory Capital Management, Inc.
Material Portfolio Changes
Effective April 1, 2025, Pioneer Bond VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer Bond VCT Portfolio (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Portfolio on March 27, 2025. The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio.
In the Reorganization, shareholders holding Class I shares of the Predecessor Portfolio received Class I shares of the Portfolio.
Victory Capital Management Inc. (the “Adviser”) is the Portfolio’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Portfolio is available on vcm.com:
Full Financial Statements
Prospectus
Portfolio Holdings
Proxy Voting
Contact us at 800-225-6292.
34107-AR-0226
Victory Capital Management

Victory Pioneer Bond VCT Portfolio
Class II
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Victory Pioneer Bond VCT Portfolio (the “Portfolio”) (successor to Pioneer Bond VCT Portfolio) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$73	0.70%
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
How did the Portfolio perform last year and what affected Portfolio performance?
  For the fiscal year ended December 31, 2025, the Portfolio’s Class II shares at NAV returned 8.88%. For the same period, the Portfolio’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 7.30%.
  The Portfolio’s Benchmark Return Performance (“BRP”) benefited from allocations to non-agency mortgage-backed securities, commercial mortgage backed securities and the financial sector.
  Security selection in the financial and industrials sectors contributed to the Portfolio’s BRP while selection in the agency mortgage backed securities sector detracted.
  The Portfolio maintained a longer average U.S. duration position of 0.4 years compared to the benchmark, which was advantageous as yields decreased in the latter part of the period. Additionally, the positioning of the yield curve in relation to the benchmark contributed positively.
  The Portfolio benefited from its exposure to catastrophe bonds, which is an asset allocation outside of the benchmark.
Portfolio Performance
The line graph below shows the change in value of a $10,000 investment made in Class II shares of the Portfolio at net asset value during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Index.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Net Asset Value Class II	8.88%	0.51%	2.59%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY PORTFOLIO STATISTICS
(as of December 31, 2025)
Portfolio net assets	$127,766,759%
Total number of portfolio holdings	763^^
Total advisory fee paid	$421,760
Portfolio turnover rate	35%
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of December 31, 2025 ) *
U.S. Government and Agency Obligations	41.5%
Corporate Bonds	34.4%
Asset Backed Securities	8.5%
Collateralized Mortgage Obligations	5.9%
Commercial Mortgage-Backed Securities	4.9%
Affiliated Closed-End Fund∞	3.3%
Foreign Government Bonds	0.6%
Mutual Funds	0.5%
Preferred Stock	0.3%
Senior Secured Floating Rate Loan Interests	0.1%
*	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
∞	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Victory Capital Management, Inc.
Material Portfolio Changes
Effective April 1, 2025, Pioneer Bond VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer Bond VCT Portfolio (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Portfolio on March 27, 2025. The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio.
In the Reorganization, shareholders holding Class II shares of the Predecessor Portfolio received Class II shares of the Portfolio.
Victory Capital Management Inc. (the “Adviser”) is the Portfolio’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Portfolio is available on vcm.com:
Full Financial Statements
Prospectus
Portfolio Holdings
Proxy Voting
Contact us at 800-225-6292.
34108-AR-0226
Victory Capital Management

Victory Pioneer Select Mid Cap Growth
VCT Portfolio
Class I
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Victory Pioneer Select Mid Cap Growth VCT Portfolio (the “Portfolio”) (successor to Pioneer Select Mid Cap Growth VCT Portfolio) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$94	0.85%
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
How did the Portfolio perform last year and what affected Portfolio performance?
  For the fiscal year ended December 31, 2025, the Portfolio’s Class I shares at NAV returned 20.47%. For the same period, the Portfolio’s broad-based benchmark, the S&P 500 Index, returned 17.88%. The Portfolio’s performance benchmark, the Russell Midcap Growth Index, returned 8.66% over the period.
  Outperformance versus the performance benchmark for the period was driven by security selection in the information technology, financials and energy sectors.
  Security selection in both the communication services and health care sectors were the largest detractors from results relative to the performance benchmark during the period.
Portfolio Performance
The line graph below shows the change in value of a $10,000 investment made in Class I shares of the Portfolio at net asset value during the periods shown, compared to that of the Russell Midcap Growth Index.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Net Asset Value Class I	20.47%	5.73%	11.93%
S&P 500 Index	17.88%	14.42%	14.82%
Russell Midcap Growth Index	8.66%	6.65%	12.49%
Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY PORTFOLIO STATISTICS
(as of December 31, 2025)
Portfolio net assets	$101,673,603%
Total number of portfolio holdings	80^^
Total advisory fee paid	$734,052
Portfolio turnover rate	63%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of December 31, 2025 )*
Information Technology	26.1%
Industrials	18.6%
Health Care	17.2%
Consumer Discretionary	16.7%
Financials	9.6%
Communication Services	3.9%
Utilities	3.0%
Energy	2.5%
Consumer Staples	0.9%
Basic Materials	0.9%
Real Estate	0.6%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Portfolio Changes
Effective April 1, 2025, Pioneer Select Mid Cap Growth VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer Select Mid Cap Growth VCT Portfolio (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Portfolio on March 27, 2025. The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio.
In the Reorganization, shareholders holding Class I shares of the Predecessor Portfolio received Class I shares of the Portfolio.
Victory Capital Management Inc. (the “Adviser”) is the Portfolio’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Availability of Additional Information
Additional information about the Portfolio is available on vcm.com:
Full Financial Statements
Prospectus
Portfolio Holdings
Proxy Voting
Contact us at 800-225-6292.
34109-AR-0226
Victory Capital Management

Victory Pioneer Mid Cap Value VCT Portfolio
Class I
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Victory Pioneer Mid Cap Value VCT Portfolio (the “Portfolio”) (successor to Pioneer Mid Cap Value VCT Portfolio) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$80	0.76%
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
How did the Portfolio perform last year and what affected Portfolio performance?
  For the fiscal year ended December 31, 2025, the Portfolio’s Class I shares at NAV returned 11.19%. For the same period, the Portfolio’s broad-based benchmark, the Standard & Poor’s 500 Index, returned 17.88%. The Portfolio’s performance benchmark, the Russell Midcap Value Index, returned 11.05% over the period.
  The Portfolio, which employs a higher quality and valuation sensitive approach to investing in mid cap value stocks, outperformance relative to its performance benchmark was driven by strong security selection. Specifically stock picks within the financials, consumer discretionary and communication services sectors.
  The Portfolio’s sector allocation results slightly detracted from performance relative to the Portfolio’s performance benchmark. In particular, the Portfolio’s underweight allocations to the information technology and overweight consumer staples sectors.
Portfolio Performance
The line graph below shows the change in value of a $10,000 investment made in Class I shares of the Portfolio at net asset value during the periods shown, compared to that of the Standard & Poor’s 500 Index and the Russell Midcap Value Index.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Net Asset Value Class I	11.19%	11.16%	9.01%
Standard & Poor’s 500 Index	17.88%	14.42%	14.82%
Russell Midcap Value Index	11.05%	9.83%	9.78%
Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY PORTFOLIO STATISTICS
(as of December 31, 2025)
Portfolio net assets	$103,784,150%
Total number of portfolio holdings	64^^
Total advisory fee paid	$663,651
Portfolio turnover rate	14%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of December 31, 2025 )*
Financials	24.4%
Industrials	15.5%
Consumer Discretionary	9.1%
Energy	8.3%
Information Technology	8.1%
Utilities	7.9%
Real Estate	6.9%
Consumer Staples	6.7%
Health Care	6.2%
Communication Services	4.1%
Basic Materials	2.8%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Portfolio Changes
Effective April 1, 2025, Pioneer Mid Cap Value VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer Mid Cap Value VCT Portfolio (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Portfolio on March 27, 2025. The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio.
In the Reorganization, shareholders holding Class I shares of the Predecessor Portfolio received Class I shares of the Portfolio.
Victory Capital Management Inc. (the “Adviser”) is the Portfolio’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Availability of Additional Information
Additional information about the Portfolio is available on vcm.com:
Full Financial Statements
Prospectus
Portfolio Holdings
Proxy Voting
Contact us at 800-225-6292.
34110-AR-0226
Victory Capital Management

Victory Pioneer Mid Cap Value VCT Portfolio
Class II
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Victory Pioneer Mid Cap Value VCT Portfolio (the “Portfolio”) (successor to Pioneer Mid Cap Value VCT Portfolio) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$106	1.01%
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
How did the Portfolio perform last year and what affected Portfolio performance?
  For the fiscal year ended December 31, 2025, the Portfolio’s Class II shares at NAV returned 10.86%. For the same period, the Portfolio’s broad-based benchmark, the Standard & Poor’s 500 Index, returned 17.88%. The Portfolio’s performance benchmark, the Russell Midcap Value Index, returned 11.05% over the period.
  The Portfolio, which employs a higher quality and valuation sensitive approach to investing in mid cap value stocks, outperformance relative to its performance benchmark was driven by strong security selection. Specifically stock picks within the financials, consumer discretionary and communication services sectors.
  The Portfolio’s sector allocation results slightly detracted from performance relative to the Portfolio’s performance benchmark. In particular, the Portfolio’s underweight allocations to the information technology and overweight consumer staples sectors.
Portfolio Performance
The line graph below shows the change in value of a $10,000 investment made in Class II shares of the Portfolio at net asset value during the periods shown, compared to that of the Standard & Poor’s 500 Index and the Russell Midcap Value Index.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Net Asset Value Class II	10.86%	10.88%	8.73%
Standard & Poor’s 500 Index	17.88%	14.42%	14.82%
Russell Midcap Value Index	11.05%	9.83%	9.78%
Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY PORTFOLIO STATISTICS
(as of December 31, 2025)
Portfolio net assets	$103,784,150%
Total number of portfolio holdings	64^^
Total advisory fee paid	$663,651
Portfolio turnover rate	14%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of December 31, 2025 )*
Financials	24.4%
Industrials	15.5%
Consumer Discretionary	9.1%
Energy	8.3%
Information Technology	8.1%
Utilities	7.9%
Real Estate	6.9%
Consumer Staples	6.7%
Health Care	6.2%
Communication Services	4.1%
Basic Materials	2.8%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Portfolio Changes
Effective April 1, 2025, Pioneer Mid Cap Value VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer Mid Cap Value VCT Portfolio (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Portfolio on March 27, 2025. The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio.
In the Reorganization, shareholders holding Class II shares of the Predecessor Portfolio received Class II shares of the Portfolio.
Victory Capital Management Inc. (the “Adviser”) is the Portfolio’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Availability of Additional Information
Additional information about the Portfolio is available on vcm.com:
Full Financial Statements
Prospectus
Portfolio Holdings
Proxy Voting
Contact us at 800-225-6292.
34111-AR-0226
Victory Capital Management

Victory Pioneer Equity Income VCT Portfolio
Class I
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Victory Pioneer Equity Income VCT Portfolio (the “Portfolio”) (successor to Pioneer Equity Income VCT Portfolio) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$82	0.78%
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
How did the Portfolio perform last year and what affected Portfolio performance?
  For the fiscal year ended December 31, 2025, the Portfolio’s Class I shares at NAV returned 11.40%. For the same period, the Portfolio’s broad-based benchmark, the Standard & Poor’s 500 Index, returned 17.88%. The Portfolio’s performance benchmark, the Russell 1000 Value Index, returned 15.91% over the period.
  Security selection in the communication services, consumer staples and industrials sectors were the largest detractors from results relative to the performance benchmark.
  The Portfolio’s security selection in both the financials and consumer discretionary sectors were the largest contributors to results relative to the performance benchmark during the period.
Portfolio Performance
The line graph below shows the change in value of a $10,000 investment made in Class I shares of the Portfolio at net asset value during the periods shown, compared to that of the Standard & Poor’s 500 Total Return Index and the Russell 1000 Value Total Return Index.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Net Asset Value Class I	11.40%	9.08%	9.38%
Standard & Poor’s 500 Index	17.88%	14.42%	14.82%
Russell 1000 Value Index	15.91%	11.33%	10.53%
Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY PORTFOLIO STATISTICS
(as of December 31, 2025)
Portfolio net assets	$73,357,181%
Total number of portfolio holdings	53^^
Total advisory fee paid	$488,231
Portfolio turnover rate	38%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of December 31, 2025 )*
Financials	28.2%
Industrials	14.8%
Health Care	11.5%
Information Technology	9.5%
Consumer Discretionary	9.3%
Energy	8.9%
Communication Services	6.3%
Consumer Staples	5.3%
Utilities	3.0%
Basic Materials	2.2%
Real Estate	1.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Portfolio Changes
Effective April 1, 2025, Pioneer Equity Income VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer Equity Income VCT Portfolio (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Portfolio on March 27, 2025. The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio.
In the Reorganization, shareholders holding Class I shares of the Predecessor Portfolio received Class I shares of the Portfolio.
Victory Capital Management Inc. (the “Adviser”) is the Portfolio’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Availability of Additional Information
Additional information about the Portfolio is available on vcm.com:
Full Financial Statements
Prospectus
Portfolio Holdings
Proxy Voting
Contact us at 800-225-6292.
34112-AR-0226
Victory Capital Management

Victory Pioneer Equity Income VCT Portfolio
Class II
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Victory Pioneer Equity Income VCT Portfolio (the “Portfolio”) (successor to Pioneer Equity Income VCT Portfolio) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$109	1.03%
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
How did the Portfolio perform last year and what affected Portfolio performance?
  For the fiscal year ended December 31, 2025, the Portfolio’s Class II shares at NAV returned 11.14%. For the same period, the Portfolio’s broad-based benchmark, the Standard & Poor’s 500 Index, returned 17.88%. The Portfolio’s performance benchmark, the Russell 1000 Value Index, returned 15.91% over the period.
  Security selection in the communication services, consumer staples and industrials sectors were the largest detractors from results relative to the performance benchmark.
  The Portfolio’s security selection in both the financials and consumer discretionary sectors were the largest contributors to results relative to the performance benchmark during the period.
Portfolio Performance
The line graph below shows the change in value of a $10,000 investment made in Class II shares of the Portfolio at net asset value during the periods shown, compared to that of the Standard & Poor’s 500 Total Return Index and the Russell 1000 Value Total Return Index.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Net Asset Value Class II	11.14%	8.81%	9.11%
Standard & Poor’s 500 Index	17.88%	14.42%	14.82%
Russell 1000 Value Index	15.91%	11.33%	10.53%
Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY PORTFOLIO STATISTICS
(as of December 31, 2025)
Portfolio net assets	$73,357,181%
Total number of portfolio holdings	53^^
Total advisory fee paid	$488,231
Portfolio turnover rate	38%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of December 31, 2025 )*
Financials	28.2%
Industrials	14.8%
Health Care	11.5%
Information Technology	9.5%
Consumer Discretionary	9.3%
Energy	8.9%
Communication Services	6.3%
Consumer Staples	5.3%
Utilities	3.0%
Basic Materials	2.2%
Real Estate	1.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Portfolio Changes
Effective April 1, 2025, Pioneer Equity Income VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer Equity Income VCT Portfolio (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Portfolio on March 27, 2025. The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio.
In the Reorganization, shareholders holding Class II shares of the Predecessor Portfolio received Class II shares of the Portfolio.
Victory Capital Management Inc. (the “Adviser”) is the Portfolio’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Availability of Additional Information
Additional information about the Portfolio is available on vcm.com:
Full Financial Statements
Prospectus
Portfolio Holdings
Proxy Voting
Contact us at 800-225-6292.
34113-AR-0226
Victory Capital Management

Victory Pioneer Fund VCT Portfolio
Class I
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Victory Pioneer Fund VCT Portfolio (the “Portfolio”) (successor to Pioneer Fund VCT Portfolio) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$83	0.74%
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
How did the Portfolio perform last year and what affected Portfolio performance?
  For the fiscal year ended December 31, 2025, the Portfolio’s Class I shares at NAV returned 23.35%. For the same period, the Portfolio’s broad-based benchmark, the Standard & Poor’s 500 (the S&P 500) Index, returned 17.88%.
  The Portfolio’s annual outperformance relative to its broad-based benchmark was largely driven by its top-down thematic conviction to electrification. Portfolio management increased holdings to this theme early in the year as concerns around DeepSeek and tariffs created pressure on the equity markets.
  Detractors from benchmark relative performance included holdings in the health care and energy sectors.
Portfolio Performance
The line graph below shows the change in value of a $10,000 investment made in Class I shares of the Portfolio at net asset value during the periods shown, compared to that of the S&P 500 Index.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Net Asset Value Class I	23.35%	14.98%	15.75%
S&P 500 Index	17.88%	14.42%	14.82%
Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY PORTFOLIO STATISTICS
(as of December 31, 2025)
Portfolio net assets	$167,144,444%
Total number of portfolio holdings	45^^
Total advisory fee paid	$1,004,344
Portfolio turnover rate	85%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of December 31, 2025 )*
Information Technology	33.5%
Industrials	14.2%
Financials	12.0%
Health Care	8.4%
Basic Materials	7.0%
Utilities	6.8%
Communication Services	6.4%
Consumer Discretionary	5.4%
Energy	3.5%
Consumer Staples	2.8%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Portfolio Changes
Effective April 1, 2025, Pioneer Fund VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer Fund VCT Portfolio (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Portfolio on March 27, 2025. The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio.
In the Reorganization, shareholders holding Class I shares of the Predecessor Portfolio received Class I shares of the Portfolio.
Victory Capital Management Inc. (the “Adviser”) is the Portfolio’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Portfolio is available on vcm.com:
Full Financial Statements
Prospectus
Portfolio Holdings
Proxy Voting
Contact us at 800-225-6292.
34114-AR-0226
Victory Capital Management

Victory Pioneer Fund VCT Portfolio
Class II
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Victory Pioneer Fund VCT Portfolio (the “Portfolio”) (successor to Pioneer Fund VCT Portfolio) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$110	0.99%
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
How did the Portfolio perform last year and what affected Portfolio performance?
  For the fiscal year ended December 31, 2025, the Portfolio’s Class II shares at NAV returned 23.07%. For the same period, the Portfolio’s broad-based benchmark, the Standard & Poor’s 500 (the S&P 500) Index, returned 17.88%.
  The Portfolio’s annual outperformance relative to its broad-based benchmark was largely driven by its top-down thematic conviction to electrification. Portfolio management increased holdings to this theme early in the year as concerns around DeepSeek and tariffs created pressure on the equity markets.
  Detractors from benchmark relative performance included holdings in the health care and energy sectors.
Portfolio Performance
The line graph below shows the change in value of a $10,000 investment made in Class II shares of the Portfolio at net asset value during the periods shown, compared to that of the S&P 500 Index.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Net Asset Value Class II	23.07%	14.69%	15.47%
S&P 500 Index	17.88%	14.42%	14.82%
Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY PORTFOLIO STATISTICS
(as of December 31, 2025)
Portfolio net assets	$167,144,444%
Total number of portfolio holdings	45^^
Total advisory fee paid	$1,004,344
Portfolio turnover rate	85%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of December 31, 2025 )*
Information Technology	33.5%
Industrials	14.2%
Financials	12.0%
Health Care	8.4%
Basic Materials	7.0%
Utilities	6.8%
Communication Services	6.4%
Consumer Discretionary	5.4%
Energy	3.5%
Consumer Staples	2.8%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Portfolio Changes
Effective April 1, 2025, Pioneer Fund VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer Fund VCT Portfolio (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Portfolio on March 27, 2025. The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio.
In the Reorganization, shareholders holding Class II shares of the Predecessor Portfolio received Class II shares of the Portfolio.
Victory Capital Management Inc. (the “Adviser”) is the Portfolio’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Portfolio is available on vcm.com:
Full Financial Statements
Prospectus
Portfolio Holdings
Proxy Voting
Contact us at 800-225-6292.
34115-AR-0226
Victory Capital Management

Victory Pioneer High Yield VCT Portfolio
Class I
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Victory Pioneer High Yield VCT Portfolio (the “Portfolio”) (successor to Pioneer High Yield VCT Portfolio) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$94	0.90%
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
How did the Portfolio perform last year and what affected Portfolio performance?
  For the fiscal year ended December 31, 2025, the Portfolio’s Class I shares at NAV returned 8.16%. For the same period, the Portfolio’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 7.30%. The Portfolio’s performance benchmark, the ICE Bank of America (BofA) U.S. High Yield Index, returned 8.50% over the period.
  For the period, sector allocation was a detractor from benchmark relative performance with an underweight allocation to the outperforming Telecommunications sector and an overweight allocation to the underperforming Basic Industry sector both detracting from benchmark relative performance.
  Security selection contributed positively over the period with positive security selection contribution across several sectors including the Energy and Financial Services sectors.
Portfolio Performance
The line graph below shows the change in value of a $10,000 investment made in Class I shares of the Portfolio at net asset value during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Index, ICE BofA U.S. High Yield Index and the ICE BofA U.S. All-Convertibles Speculative Quality Index.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Net Asset Value Class I	8.16%	4.21%	5.49%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
ICE BofA U.S. High Yield Index	8.50%	4.50%	6.45%
ICE BofA U.S. All-Convertibles Speculative Quality Index	46.45%	8.53%	18.06%
Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY PORTFOLIO STATISTICS
(as of December 31, 2025)
Portfolio net assets	$28,351,762%
Total number of portfolio holdings	181^^
Total advisory fee paid	$151,341
Portfolio turnover rate	63%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of December 31, 2025 ) *
Corporate Bonds	94.2%
Affiliated Closed-End Fund∞	3.2%
Senior Secured Floating Rate Loan Interests	2.0%
Common Stocks	0.6%
Right/Warrant†	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
∞	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Victory Capital Management, Inc.
†	Amount rounds to less than 0.1%.
Material Portfolio Changes
Effective April 1, 2025, Pioneer High Yield VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer High Yield VCT Portfolio (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Portfolio on March 27, 2025. The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio.
In the Reorganization, shareholders holding Class I shares of the Predecessor Portfolio received Class I shares of the Portfolio.
Victory Capital Management Inc. (the “Adviser”) is the Portfolio’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Portfolio is available on vcm.com:
Full Financial Statements
Prospectus
Portfolio Holdings
Proxy Voting
Contact us at 800-225-6292.
34116-AR-0226
Victory Capital Management

Victory Pioneer High Yield VCT Portfolio
Class II
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Victory Pioneer High Yield VCT Portfolio (the “Portfolio”) (successor to Pioneer High Yield VCT Portfolio) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$120	1.15%
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
How did the Portfolio perform last year and what affected Portfolio performance?
  For the fiscal year ended December 31, 2025, the Portfolio’s Class II shares at NAV returned 7.92%. For the same period, the Portfolio’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 7.30%. The Portfolio’s performance benchmark, the ICE Bank of America (BofA) U.S. High Yield Index, returned 8.50% over the period.
  For the period, sector allocation was a detractor from benchmark relative performance with an underweight allocation to the outperforming Telecommunications sector and an overweight allocation to the underperforming Basic Industry sector both detracting from benchmark relative performance.
  Security selection contributed positively over the period with positive security selection contribution across several sectors including the Energy and Financial Services sectors.
Portfolio Performance
The line graph below shows the change in value of a $10,000 investment made in Class II shares of the Portfolio at net asset value during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Index, ICE BofA U.S. High Yield Index and the ICE BofA U.S. All-Convertibles Speculative Quality Index.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Net Asset Value Class II	7.92%	3.95%	5.16%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
ICE BofA U.S. High Yield Index	8.50%	4.50%	6.45%
ICE BofA U.S. All-Convertibles Speculative Quality Index	46.45%	8.53%	18.06%
Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY PORTFOLIO STATISTICS
(as of December 31, 2025)
Portfolio net assets	$28,351,762%
Total number of portfolio holdings	181^^
Total advisory fee paid	$151,341
Portfolio turnover rate	63%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of December 31, 2025 ) *
Corporate Bonds	94.2%
Affiliated Closed-End Fund∞	3.2%
Senior Secured Floating Rate Loan Interests	2.0%
Common Stocks	0.6%
Right/Warrant†	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
∞	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Victory Capital Management, Inc.
†	Amount rounds to less than 0.1%.
Material Portfolio Changes
Effective April 1, 2025, Pioneer High Yield VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer High Yield VCT Portfolio (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Portfolio on March 27, 2025. The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio.
In the Reorganization, shareholders holding Class II shares of the Predecessor Portfolio received Class II shares of the Portfolio.
Victory Capital Management Inc. (the “Adviser”) is the Portfolio’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Portfolio is available on vcm.com:
Full Financial Statements
Prospectus
Portfolio Holdings
Proxy Voting
Contact us at 800-225-6292.
34117-AR-0226
Victory Capital Management

Victory Pioneer Strategic Income VCT Portfolio
Class I
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Victory Pioneer Strategic Income VCT Portfolio (the “Portfolio”) (successor to Pioneer Strategic Income VCT Portfolio) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$79	0.75%
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
How did the Portfolio perform last year and what affected Portfolio performance?
  For the fiscal year ended December 31, 2025, the Portfolio’s Class I shares at NAV returned 11.11%. For the same period, the Portfolio’s broad-based benchmark, the Bloomberg U.S. Universal Index, returned 7.58%.
  The Portfolio’s Benchmark Relative Performance (“BRP”) benefited from allocations to non-agency mortgage-backed securities, commercial mortgage backed securities and the financial sector.
  Security selection in the financial and industrials sectors contributed to the Portfolio’s BRP while selection in the agency mortgage backed securities sector detracted.
  The Portfolio’s long average U.S. duration position of 0.1 years compared to the Benchmark had a slight negative impact as yields increased at the beginning of the period. However, the overall yield curve positioning in relation to the benchmark was beneficial.
  The Portfolio benefited from both its exposure to foreign holdings and catastrophe bonds, which are asset allocations outside of the benchmark.
Portfolio Performance
The line graph below shows the change in value of a $10,000 investment made in Class I shares of the Portfolio at net asset value during the periods shown, compared to that of the Bloomberg U.S. Universal Index.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Net Asset Value Class I	11.11%	2.25%	3.90%
Bloomberg U.S. Universal Index	7.58%	0.06%	2.44%
Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY PORTFOLIO STATISTICS
(as of December 31, 2025)
Portfolio net assets	$28,692,892%
Total number of portfolio holdings	393^^
Total advisory fee paid	$116,842
Portfolio turnover rate	48%
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of December 31, 2025 ) *
Corporate Bonds	39.4%
U.S. Government and Agency Obligations	30.1%
Collateralized Mortgage Obligations	8.5%
Commercial Mortgage-Backed Securities	5.7%
Asset Backed Securities	5.6%
Affiliated Closed-End Fund∞	5.2%
Foreign Government Bonds	3.3%
Senior Secured Floating Rate Loan Interests	1.3%
Preferred Stock	0.5%
Convertible Corporate Bonds	0.3%
Common Stocks	0.1%
*	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
∞	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Victory Capital Management, Inc.
Material Portfolio Changes
Effective April 1, 2025, Pioneer Strategic Income VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer Strategic Income VCT Portfolio (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Portfolio on March 27, 2025. The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio.
In the Reorganization, shareholders holding Class I shares of the Predecessor Portfolio received Class I shares of the Portfolio.
Victory Capital Management Inc. (the “Adviser”) is the Portfolio’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Availability of Additional Information
Additional information about the Portfolio is available on vcm.com:
Full Financial Statements
Prospectus
Portfolio Holdings
Proxy Voting
Contact us at 800-225-6292.
34118-AR-0226
Victory Capital Management

Victory Pioneer Strategic Income VCT Portfolio
Class II
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about Victory Pioneer Strategic Income VCT Portfolio (the “Portfolio”) (successor to Pioneer Strategic Income VCT Portfolio) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Portfolio that occurred during the reporting period.
What were the Portfolio costs for the last year?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$105	1.00%
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
How did the Portfolio perform last year and what affected Portfolio performance?
  For the fiscal year ended December 31, 2025, the Portfolio’s Class II shares at NAV returned 10.85%. For the same period, the Portfolio’s broad-based benchmark, the Bloomberg U.S. Universal Index, returned 7.58%.
  The Portfolio’s Benchmark Relative Performance (“BRP”) benefited from allocations to non-agency mortgage-backed securities, commercial mortgage backed securities and the financial sector.
  Security selection in the financial and industrials sectors contributed to the Portfolio’s BRP while selection in the agency mortgage backed securities sector detracted.
  The Portfolio’s long average U.S. duration position of 0.1 years compared to the Benchmark had a slight negative impact as yields increased at the beginning of the period. However, the overall yield curve positioning in relation to the benchmark was beneficial.
  The Portfolio benefited from both its exposure to foreign holdings and catastrophe bonds, which are asset allocations outside of the benchmark.
Portfolio Performance
The line graph below shows the change in value of a $10,000 investment made in Class II shares of the Portfolio at net asset value during the periods shown, compared to that of the Bloomberg U.S. Universal Index.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Net Asset Value Class II	10.85%	1.99%	3.64%
Bloomberg U.S. Universal Index	7.58%	0.06%	2.44%
Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY PORTFOLIO STATISTICS
(as of December 31, 2025)
Portfolio net assets	$28,692,892%
Total number of portfolio holdings	393^^
Total advisory fee paid	$116,842
Portfolio turnover rate	48%
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of December 31, 2025 ) *
Corporate Bonds	39.4%
U.S. Government and Agency Obligations	30.1%
Collateralized Mortgage Obligations	8.5%
Commercial Mortgage-Backed Securities	5.7%
Asset Backed Securities	5.6%
Affiliated Closed-End Fund∞	5.2%
Foreign Government Bonds	3.3%
Senior Secured Floating Rate Loan Interests	1.3%
Preferred Stock	0.5%
Convertible Corporate Bonds	0.3%
Common Stocks	0.1%
*	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
∞	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Victory Capital Management, Inc.
Material Portfolio Changes
Effective April 1, 2025, Pioneer Strategic Income VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer Strategic Income VCT Portfolio (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Portfolio on March 27, 2025. The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio.
In the Reorganization, shareholders holding Class II shares of the Predecessor Portfolio received Class II shares of the Portfolio.
Victory Capital Management Inc. (the “Adviser”) is the Portfolio’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Availability of Additional Information
Additional information about the Portfolio is available on vcm.com:
Full Financial Statements
Prospectus
Portfolio Holdings
Proxy Voting
Contact us at 800-225-6292.
34119-AR-0226
Victory Capital Management

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 19(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant’s Internet address and such intention.

Not applicable.

(f) The registrant must:

(1) File with the Commission, pursuant to Item 19(a)(1), a copy of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

(2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

(3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made. See Item 19(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s Board of Trustees has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the Board of Trustees, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Mr. Fred J. Ricciardi, an independent Trustee, is such an audit committee financial expert.

(3) If the registrant provides the disclosure required by paragraph (a)(1) (ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

The Trust paid Deloitte & Touche LLP for audit fees of $259,570 and $253,200 during the fiscal years ended December 31, 2025 and 2024, respectively.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

The Trust paid aggregate non-audit fees to Deloitte & Touche LLP for tax services of $57,330 and $63,700 during the fiscal years ended December 31, 2025 and 2024, respectively.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

There were no other fees in 2025 or 2024.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

PIONEER FUNDS

APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES

PROVIDED BY THE INDEPENDENT AUDITOR

SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Amundi Asset Management US, Inc., the audit committee and the independent auditors.

The Funds recognize that a Fund’s independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund’s independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund’s independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

SECTION II - POLICY

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES

I. AUDIT SERVICES	Services that are directly related to performing the independent audit of the Funds

•

Accounting research assistance

•

SEC consultation, registration statements, and reporting

•

Tax accrual related matters

•

Implementation of new accounting standards

•

Compliance letters (e.g. rating agency letters)

•

Regulatory reviews and assistance regarding financial matters

•

Semi-annual reviews (if requested)

•

Comfort letters for closed end offerings

II. AUDIT-RELATED SERVICES	Services which are not prohibited under Rule 210.2-01(C)(4) (the “Rule”) and are related extensions of the audit services support the audit, or use the knowledge/expertise gained from the audit procedures as a foundation to complete the project. In most cases, if the Audit-Related Services are not performed by the Audit firm, the scope of the Audit Services would likely increase. The Services are typically well-defined and governed by accounting professional standards (AICPA, SEC, etc.)	• AICPA attest and agreed-upon procedures • Technology control assessments • Financial reporting control assessments • Enterprise security architecture assessment

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•

“One-time” pre-approval for the audit period for all pre-approved specific service subcategories. Approval of the independent auditors as auditors for a Fund shall constitute pre approval for these services.

• A summary of all such services and related fees reported at each regularly scheduled Audit Committee meeting.

• “One-time” pre-approval for the fund fiscal year within a specified dollar limit for all pre-approved specific service subcategories	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

• Specific approval is needed to exceed the pre-approved dollar limit for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

• Specific approval is needed to use the Fund’s auditors for Audit-Related Services not denoted as “pre-approved”, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES

III. TAX SERVICES	Services which are not prohibited by the Rule, if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, or the ability to maintain a desired level of confidentiality.	• Tax planning and support • Tax controversy assistance • Tax compliance, tax returns, excise tax returns and support • Tax opinions

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

• “One-time” pre-approval for the fund fiscal year within a specified dollar limit	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

• Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

• Specific approval is needed to use the Fund’s auditors for tax services not denoted as pre-approved, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
IV. OTHER SERVICES A. SYNERGISTIC, UNIQUE QUALIFICATIONS	Services which are not prohibited by the Rule, if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, the ability to maintain a desired level of confidentiality, or where the Fund’s auditors posses unique or superior qualifications to provide these services, resulting in superior value and results for the Fund.	• Business Risk Management support • Other control and regulatory compliance projects

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

• “One-time” pre-approval for the fund fiscal year within a specified dollar limit	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

• Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•

Specific approval is needed to use the Fund’s auditors for “Synergistic” or “Unique Qualifications” Other Services not denoted as pre-approved to the left, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PROHIBITED SERVICE SUBCATEGORIES

PROHIBITED SERVICES	Services which result in the auditors losing independence status under the Rule.	1. Bookkeeping or other services related to the accounting records or financial statements of the audit client*

2. Financial information systems design and implementation*

3. Appraisal or valuation services, fairness* opinions, or contribution-in-kind reports

4. Actuarial services (i.e., setting actuarial reserves versus actuarial audit work)*

5. Internal audit outsourcing services*

6. Management functions or human resources

7. Broker or dealer, investment advisor, or investment banking services

8. Legal services and expert services unrelated to the audit

9. Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•

These services are not to be performed with the exception of the(*) services that may be permitted if they would not be subject to audit procedures at the audit client (as defined in rule 2-01(f)(4)) level the firm providing the service.

• A summary of all services and related fees reported at each regularly scheduled Audit Committee meeting will serve as continual confirmation that has not provided any restricted services.

GENERAL AUDIT COMMITTEE APPROVAL POLICY:

•	For all projects, the officers of the Funds and the Fund’s auditors will each make an assessment to determine that any proposed projects will not impair independence.

•

Potential services will be classified into the four non-restricted service categories and the “Approval of Audit, Audit-Related, Tax and Other Services” Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

•	At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services

Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Trust’s audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Trust. For the years ended December 31, 2025 and 2024, there were no services provided to an affiliate that required the Trust’s audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Trust paid aggregate non-audit fees to Deloitte & Touche LLP for tax services of $57,330 and $63,700 during the fiscal years ended December 31, 2025 and 2024, respectively.

(h) Disclose whether the registrants audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Fund’s audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

N/A

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form NCSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

N/A

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1) That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

N/A

(2) The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

N/A

(3) Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant; N/A

(4) The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant;

N/A

(5) Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 7 of this Form.

Included in Item 7

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Victory Variable Insurance Funds II
Victory Pioneer Bond

VCT Portfolio*
(successor to Pioneer Bond VCT Portfolio)*
Annual: Full Financials | December 31, 2025
* Effective April 1, 2025, during the annual reporting period covered by this report, Pioneer Bond VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer Bond VCT Portfolio (the“Reorganization”). The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of Victory Pioneer Bond VCT Portfolio.
Please refer to your contract prospectus to determine the applicable share class offered under your contract.

Victory Variable Insurance Funds II

Victory Pioneer Bond VCT Portfolio
This report is authorized for distribution only when preceded or accompanied by a prospectus for the Portfolio being offered.
Victory Variable Insurance Funds II files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at www.sec.gov.

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 12/31/25
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 105.1%
	Senior Secured Floating Rate Loan Interests — 0.1% of Net Assets(a)*
	Chemicals-Specialty — 0.1%
45,396	Mativ Holdings, Inc., Term B Loan, 7.581% (Term SOFR + 375 bps), 4/20/28	$ 45,169
	Total Chemicals-Specialty	$45,169
	Computer Services — 0.0%†
40,981	Amentum Holdings, Inc., Initial Term Loan, 5.716% (Term SOFR + 200 bps), 9/29/31	$ 41,151
	Total Computer Services	$41,151
	Cruise Lines — 0.0%†
29,625	LC Ahab US Bidco LLC, Second Amendment Incremental Term Loan, 6.716% (Term SOFR + 300 bps), 5/1/31	$ 29,727
	Total Cruise Lines	$29,727
	Total Senior Secured Floating Rate Loan Interests (Cost $115,628)	$116,047

	Asset Backed Securities — 9.1% of Net Assets
119,735	ACHM Trust, Series 2024-HE2, Class A, 5.35%, 10/25/39 (144A)	$ 120,238
14,279	ACM Auto Trust, Series 2024-2A, Class A, 6.06%, 2/20/29 (144A)	14,289
5,489	Affirm Asset Securitization Trust, Series 2024-X2, Class A, 5.22%, 12/17/29 (144A)	5,491
100,000	American Credit Acceptance Receivables Trust, Series 2024-3, Class D, 6.04%, 7/12/30 (144A)	101,986
170,000	American Credit Acceptance Receivables Trust, Series 2025-2, Class D, 5.50%, 7/14/31 (144A)	172,433
100,000	American Credit Acceptance Receivables Trust, Series 2025-4, Class D, 5.25%, 9/12/31 (144A)	100,549
300,000	Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class D, 7.25%, 5/21/29 (144A)	303,569
100,000	Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class C, 6.36%, 12/20/29 (144A)	102,739
210,000	Amur Equipment Finance Receivables XIV LLC, Series 2024-2A, Class D, 5.97%, 10/20/31 (144A)	214,944
83,333	Avis Budget Rental Car Funding AESOP LLC, Series 2022-5A, Class C, 6.24%, 4/20/27 (144A)	83,563
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-6A, Class D, 7.37%, 12/20/29 (144A)	102,698
110,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class D, 7.52%, 2/20/30 (144A)	112,902
140,000	BHG Securitization Trust, Series 2022-C, Class E, 9.73%, 10/17/35 (144A)	150,636
157,697	Blackbird Capital II Aircraft Lease, Ltd., Series 2021-1A, Class A, 2.443%, 7/15/46 (144A)	149,735
250,000(a)	Carlyle US CLO, Ltd., Series 2019-4A, Class CR, 7.105% (3 Month Term SOFR + 320 bps), 4/15/35 (144A)	248,302
200,000	Cascade MH Asset Trust, Series 2021-MH1, Class M1, 2.992%, 2/25/46 (144A)	158,320
100,000	Cascade MH Asset Trust, Series 2021-MH1, Class M2, 3.693%, 2/25/46 (144A)	80,017
125,000(b)	CFMT LLC, Series 2022-HB9, Class M3, 3.25%, 9/25/37 (144A)	119,472
100,000(b)	CFMT LLC, Series 2024-HB13, Class M2, 3.00%, 5/25/34 (144A)	96,688
246,562	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class A, 6.19%, 10/15/30 (144A)	247,538
100,000	Continental Finance Credit Card ABS Master Trust, Series 2024-A, Class A, 5.78%, 12/15/32 (144A)	101,462
90,909(c)	COOPR Residential Mortgage Trust, Series 2025-CES1, Class A1A, 5.654%, 5/25/60 (144A)	91,837
12,631	CoreVest American Finance Trust, Series 2020-3, Class A, 1.358%, 8/15/53 (144A)	12,510
100,000	DataBank Issuer, Series 2021-1A, Class B, 2.65%, 2/27/51 (144A)	99,480
160,000	DataBank Issuer, Series 2024-1A, Class A2, 5.30%, 1/26/54 (144A)	159,537
100,000	Dell Equipment Finance Trust, Series 2024-1, Class D, 6.12%, 9/23/30 (144A)	101,637
390,000	Drive Auto Receivables Trust, Series 2025-1, Class D, 5.41%, 9/15/32	394,682
12,446(c)	Equifirst Mortgage Loan Trust, Series 2003-1, Class IF1, 4.01%, 12/25/32	11,934
300,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class D, 7.13%, 2/15/30	309,808
170,000	Exeter Automobile Receivables Trust, Series 2024-5A, Class D, 5.06%, 2/18/31	170,765
370,000	Exeter Automobile Receivables Trust, Series 2025-3A, Class D, 5.57%, 10/15/31	377,049
291,305(b)	FIGRE Trust, Series 2024-HE3, Class A, 5.937%, 7/25/54 (144A)	296,492
492,858(b)	FIGRE Trust, Series 2024-HE6, Class A, 5.724%, 12/25/54 (144A)	497,086

The accompanying notes are an integral part of these financial statements.

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
257,599(b)	FIGRE Trust, Series 2025-HE1, Class A, 5.829%, 1/25/55 (144A)	$ 261,753
124,338(b)	FIGRE Trust, Series 2025-HE2, Class A, 5.775%, 3/25/55 (144A)	125,819
403,951(b)	FIGRE Trust, Series 2025-HE5, Class A, 5.285%, 8/25/55 (144A)	405,516
146,496(b)	FIGRE Trust, Series 2025-HE8, Class A, 5.206%, 11/25/55 (144A)	146,538
140,000	GLS Auto Receivables Issuer Trust, Series 2023-4A, Class D, 7.18%, 8/15/29 (144A)	144,819
470,000	GLS Auto Receivables Issuer Trust, Series 2024-3A, Class D, 5.53%, 2/18/31 (144A)	475,298
100,000	GLS Auto Receivables Issuer Trust, Series 2025-2A, Class D, 5.59%, 1/15/31 (144A)	101,245
100,000	GLS Auto Select Receivables Trust, Series 2024-4A, Class D, 5.28%, 10/15/31 (144A)	101,042
226,936(c)	GS Mortgage Backed Securities Trust, Series 2025-CES1, Class A1A, 5.568%, 5/25/55 (144A)	228,670
184,160(b)	GS Mortgage-Backed Securities Trust, Series 2025-SL1, Class A1, 5.847%, 11/25/67 (144A)	185,751
300,000	Hertz Vehicle Financing III LP, Series 2021-2A, Class B, 2.12%, 12/27/27 (144A)	294,155
76,218	Home Partners of America Trust, Series 2019-1, Class D, 3.406%, 9/17/39 (144A)	74,777
100,000	HPEFS Equipment Trust, Series 2024-2A, Class D, 5.82%, 4/20/32 (144A)	102,129
155,279	JG Wentworth XLIII LLC, Series 2019-1A, Class A, 3.82%, 8/17/71 (144A)	139,421
2,739	JG Wentworth XXII LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (144A)	2,724
220,000	Merchants Fleet Funding LLC, Series 2024-1A, Class C, 6.18%, 4/20/37 (144A)	222,861
110,000	Merchants Fleet Funding LLC, Series 2024-1A, Class D, 6.85%, 4/20/37 (144A)	111,837
110,000	Merchants Fleet Funding LLC, Series 2025-1A, Class A, 4.49%, 1/20/39 (144A)	110,357
220,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class A, 5.88%, 1/15/30 (144A)	221,525
140,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class B, 6.32%, 1/15/30 (144A)	141,068
56,492	Mosaic Solar Loan Trust, Series 2019-2A, Class A, 2.88%, 9/20/40 (144A)	50,262
19,153	MVW LLC, Series 2020-1A, Class C, 4.21%, 10/20/37 (144A)	19,042
200,000	Nelnet Student Loan Trust, Series 2021-A, Class B1, 2.85%, 4/20/62 (144A)	179,617
200,000	NMEF Funding LLC, Series 2024-A, Class C, 6.33%, 12/15/31 (144A)	204,893
45,409	Pagaya AI Debt Grantor Trust, Series 2024-10, Class A, 5.183%, 6/15/32 (144A)	45,631
110,000	Prestige Auto Receivables Trust, Series 2025-1A, Class D, 6.02%, 7/15/31 (144A)	108,150
122,700(a)	ReadyCap Lending Small Business Loan Trust, Series 2023-3, Class A, 6.82% (PRIME + 7 bps), 4/25/48 (144A)	124,372
100,000	Republic Finance Issuance Trust, Series 2021-A, Class C, 3.53%, 12/22/31 (144A)	99,217
125,000(b)	Saluda Grade Alternative Mortgage Trust, Series 2022-SEQ2, Class A3, 4.50%, 2/25/52 (144A)	122,933
150,000	Santander Drive Auto Receivables Trust, Series 2024-2, Class D, 6.28%, 8/15/31	154,793
340,000	Santander Drive Auto Receivables Trust, Series 2024-4, Class D, 5.32%, 12/15/31	344,136
100,000	SCF Equipment Leasing LLC, Series 2025-2A, Class D, 5.33%, 6/20/36 (144A)	100,551
250,000(a)	Sound Point CLO XXVIII, Ltd., Series 2020-3A, Class D, 7.77% (3 Month Term SOFR + 391 bps), 1/25/32 (144A)	247,917
61,292	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37 (144A)	57,904
180,000	Tricon American Homes Trust, Series 2020-SFR2, Class E1, 2.73%, 11/17/39 (144A)	171,142
100,000	VFI ABS LLC, Series 2023-1A, Class C, 9.26%, 12/24/29 (144A)	101,966
189,644(c)	Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.676%, 5/25/54 (144A)	191,949
100,000	VStrong Auto Receivables Trust, Series 2023-A, Class D, 9.31%, 2/15/30 (144A)	108,991
47,217	Westgate Resorts LLC, Series 2022-1A, Class C, 2.488%, 8/20/36 (144A)	46,825
250,000	Westlake Automobile Receivables Trust, Series 2024-2A, Class D, 5.91%, 4/15/30 (144A)	255,274
	Total Asset Backed Securities (Cost $11,631,875)	$11,643,258

	Collateralized Mortgage Obligations—6.3% of Net Assets
93,884(b)	Ajax Mortgage Loan Trust, Series 2021-A, Class A1, 1.065%, 9/25/65 (144A)	$ 85,531
450,000(b)	BINOM Securitization Trust, Series 2022-RPL1, Class M2, 3.00%, 2/25/61 (144A)	352,399
100,000(b)	Bunker Hill Loan Depositary Trust, Series 2020-1, Class A3, 3.253%, 2/25/55 (144A)	97,463
100,000(b)	CFMT LLC, Series 2024-HB14, Class M1, 3.00%, 6/25/34 (144A)	97,049
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 12/31/25 (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
100,000(b)	CFMT LLC, Series 2024-HB14, Class M2, 3.00%, 6/25/34 (144A)	$ 96,569
180,000(b)	CIM Trust, Series 2020-R2, Class M3, 3.00%, 10/25/59 (144A)	139,684
400,000(b)	Citigroup Mortgage Loan Trust, Series 2018-RP3, Class M3, 3.25%, 3/25/61 (144A)	350,393
85,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M2, 6.874% (SOFR30A + 300 bps), 1/25/42 (144A)	86,532
90,000(a)	Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M2, 5.824% (SOFR30A + 195 bps), 3/25/44 (144A)	90,440
100,000(a)	Connecticut Avenue Securities Trust, Series 2024-R05, Class 2M2, 5.574% (SOFR30A + 170 bps), 7/25/44 (144A)	100,344
200,000(b)	CSMC Trust, Series 2021-RPL2, Class M1, 2.75%, 1/25/60 (144A)	152,446
150,000(b)	CSMC Trust, Series 2021-RPL2, Class M2, 3.25%, 1/25/60 (144A)	111,352
200,000(a)	Eagle Re, Ltd., Series 2023-1, Class M1B, 7.815% (SOFR30A + 395 bps), 9/26/33 (144A)	205,382
225,000(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN3, Class M2, 7.874% (SOFR30A + 400 bps), 11/25/51 (144A)	233,124
9,691	Federal Home Loan Mortgage Corp. REMICs, Series 2944, Class OH, 5.50%, 3/15/35	10,150
134,849(a)(d)	Federal Home Loan Mortgage Corp. REMICs, Series 4091, Class SH, 2.452% (SOFR30A + 644 bps), 8/15/42	21,123
189,800(d)	Federal Home Loan Mortgage Corp. REMICs, Series 4791, Class IO, 3.00%, 5/15/48	31,594
86,148(d)	Federal Home Loan Mortgage Corp. REMICs, Series 4988, Class IL, 3.00%, 6/25/50	15,817
65,434(d)	Federal Home Loan Mortgage Corp. REMICs, Series 4999, Class QI, 4.00%, 5/25/50	12,786
84,867(d)	Federal Home Loan Mortgage Corp. REMICs, Series 5067, Class GI, 4.00%, 12/25/50	17,813
162,717(d)	Federal Home Loan Mortgage Corp. REMICs, Series 5141, Class IJ, 2.50%, 4/25/51	18,689
350,000	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2018-4, Class M, 4.75%, 3/25/58 (144A)	340,511
121,200(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-DNA3, Class A1, 4.924% (SOFR30A + 105 bps), 10/25/44 (144A)	121,315
778(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-DNA3, Class M1, 4.874% (SOFR30A + 100 bps), 10/25/44 (144A)	778
579,438(d)	Federal National Mortgage Association Interest Strip, Series 437, Class C11, 3.00%, 7/25/52	102,533
550,000	Federal National Mortgage Association REMICs, Series 2013-61, Class BY, 3.00%, 6/25/43	467,762
57,433(d)	Federal National Mortgage Association REMICs, Series 2020-83, Class EI, 4.00%, 11/25/50	12,108
287,234(d)	Federal National Mortgage Association REMICs, Series 2021-1, Class CI, 3.00%, 11/25/50	47,963
108,986(d)	Federal National Mortgage Association REMICs, Series 2021-44, Class NI, 3.00%, 7/25/51	20,833
63,172(d)	Federal National Mortgage Association REMICs, Series 2021-78, Class CI, 4.50%, 11/25/51	14,435
335,366(d)	Government National Mortgage Association, Series 2019-159, Class CI, 3.50%, 12/20/49	54,873
303,322(d)	Government National Mortgage Association, Series 2020-34, Class IO, 5.00%, 12/20/39	58,603
297,271(a)(d)	Government National Mortgage Association, Series 2020-9, Class SA, 7.027% (1 Month Term SOFR + 324 bps), 1/20/50	2,925
70,075(d)	Government National Mortgage Association, Series 2021-146, Class QI, 3.00%, 8/20/51	11,353
205,573(d)	Government National Mortgage Association, Series 2023-70, Class IO, 4.00%, 6/20/50	42,103
165,000(b)	GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ4, Class A33, 3.00%, 9/25/52 (144A)	119,891
281,852(b)	GS Mortgage-Backed Securities Trust, Series 2022-PJ1, Class A4, 2.50%, 5/28/52 (144A)	233,536
376,006(b)	Hundred Acre Wood Trust, Series 2021-INV3, Class A3, 2.50%, 12/25/51 (144A)	314,925
100,000(b)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class B1, 3.295%, 9/25/56 (144A)	75,566
100,000(b)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class M1, 2.489%, 9/25/56 (144A)	73,740
227,196	IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 8/18/43 (144A)	220,380
212,031(b)	JP Morgan Mortgage Trust, Series 2019-HYB1, Class B3, 5.017%, 10/25/49 (144A)	213,672
97,273(b)	JP Morgan Mortgage Trust, Series 2021-INV1, Class B1, 2.968%, 10/25/51 (144A)	82,182
215,000(b)	JP Morgan Mortgage Trust, Series 2022-4, Class A5, 3.00%, 10/25/52 (144A)	156,591
275,000(b)	JP Morgan Mortgage Trust, Series 2022-LTV1, Class M1, 3.511%, 7/25/52 (144A)	181,419
364,872(b)	Mello Mortgage Capital Acceptance, Series 2021-INV2, Class A15, 2.50%, 8/25/51 (144A)	301,846

The accompanying notes are an integral part of these financial statements.

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
264,941(b)	Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class B1, 2.673%, 6/25/51 (144A)	$ 220,676
29,669(b)	MFA Trust, Series 2020-NQM1, Class A3, 3.30%, 8/25/49 (144A)	28,747
130,000(b)	Onity Loan Investment Trust, Series 2024-HB2, Class M2, 5.00%, 8/25/37 (144A)	128,790
306,259(b)	PRMI Securitization Trust, Series 2021-1, Class B1, 2.476%, 4/25/51 (144A)	251,331
173,506(b)	Provident Funding Mortgage Trust, Series 2021-J1, Class B1, 2.634%, 10/25/51 (144A)	149,327
41,492(a)	Radnor Re, Ltd., Series 2023-1, Class M1A, 6.565% (SOFR30A + 270 bps), 7/25/33 (144A)	41,636
133,549(b)	Rate Mortgage Trust, Series 2021-J3, Class B2, 2.71%, 10/25/51 (144A)	112,481
272,275(b)	RCKT Mortgage Trust, Series 2021-3, Class A25, 2.50%, 7/25/51 (144A)	225,243
400,000(b)	RCKT Mortgage Trust, Series 2022-3, Class A17, 3.00%, 5/25/52 (144A)	289,426
54,450(b)	RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75%, 10/25/63 (144A)	52,415
1,264(b)	Sequoia Mortgage Trust, Series 2018-CH3, Class A1, 4.50%, 8/25/48 (144A)	1,259
150,000(b)	Sequoia Mortgage Trust, Series 2022-1, Class A7, 2.50%, 2/25/52 (144A)	101,712
140,000(a)	Towd Point Mortgage Trust, Series 2019-HY1, Class B2, 5.996% (1 Month Term SOFR + 226 bps), 10/25/48 (144A)	142,684
328,419(b)	Towd Point Mortgage Trust, Series 2021-R1, Class A1, 2.918%, 11/30/60 (144A)	298,281
99,259(a)	Triangle Re, Ltd., Series 2023-1, Class M1A, 7.274% (SOFR30A + 340 bps), 11/25/33 (144A)	100,020
9,708(b)	Visio Trust, Series 2019-2, Class A1, 2.722%, 11/25/54 (144A)	9,654
100,000(b)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A5, 3.00%, 12/25/51 (144A)	72,305
345,000(b)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A6, 2.50%, 12/25/51 (144A)	230,824
	Total Collateralized Mortgage Obligations (Cost $9,206,536)	$8,055,334

	Commercial Mortgage-Backed Securities—5.3% of Net Assets
54,989(a)	ACREC, Ltd., Series 2021-FL1, Class A, 4.999% (1 Month Term SOFR + 126 bps), 10/16/36 (144A)	$ 54,989
230,000(a)	Arbor Realty Collateralized Loan Obligation, Ltd., Series 2025-BTR1, Class AS, 6.371% (1 Month Term SOFR + 264 bps), 1/20/41 (144A)	231,624
265,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL1, Class C, 6.284% (SOFR30A + 230 bps), 1/15/37 (144A)	265,331
150,000(a)	AREIT Trust, Series 2022-CRE6, Class D, 6.787% (SOFR30A + 285 bps), 1/20/37 (144A)	147,006
90,941(c)(d)+	Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 0.000%, 7/25/37 (144A)	—
250,000	Benchmark Mortgage Trust, Series 2018-B8, Class A4, 3.963%, 1/15/52	248,233
200,000(b)	Benchmark Mortgage Trust, Series 2020-IG3, Class B, 3.257%, 9/15/48 (144A)	142,039
100,000(b)	Benchmark Mortgage Trust, Series 2022-B34, Class AM, 3.824%, 4/15/55	90,673
170,000(a)	BSPRT Issuer, Ltd., Series 2022-FL8, Class C, 6.284% (SOFR30A + 230 bps), 2/15/37 (144A)	169,999
500,000(b)	BX Commercial Mortgage Trust, Series 2021-VIV5, Class A, 2.843%, 3/9/44 (144A)	464,240
400,000	BX Trust, Series 2019-OC11, Class A, 3.202%, 12/9/41 (144A)	379,745
230,524	Citigroup Commercial Mortgage Trust, Series 2018-C5, Class A3, 3.963%, 6/10/51	229,173
84,731	COMM Mortgage Trust, Series 2016-CR28, Class AHR, 3.651%, 2/10/49	84,520
320,000(a)	COMM Mortgage Trust, Series 2024-WCL1, Class A, 5.591% (1 Month Term SOFR + 184 bps), 6/15/41 (144A)	320,396
300,000(a)	Dwight Issuer LLC, Series 2025-FL1, Class A, 5.396% (1 Month Term SOFR + 166 bps), 6/18/42 (144A)	300,750
150,000(b)	FREMF Mortgage Trust, Series 2017-KW03, Class B, 4.075%, 7/25/27 (144A)	146,171
109,062(a)	FREMF Mortgage Trust, Series 2018-KSW4, Class B, 6.573% (SOFR30A + 256 bps), 10/25/28	104,731
100,000(b)	FREMF Mortgage Trust, Series 2019-K88, Class C, 4.385%, 2/25/52 (144A)	98,212
134,133(a)	FREMF Mortgage Trust, Series 2019-KF64, Class B, 6.423% (SOFR30A + 241 bps), 6/25/26 (144A)	133,189
106,683(a)	FREMF Mortgage Trust, Series 2019-KF66, Class B, 6.523% (SOFR30A + 251 bps), 7/25/29 (144A)	100,656
230,000(a)	FS Rialto Issuer LLC, Series 2025-FL10, Class A, 5.116% (1 Month Term SOFR + 139 bps), 8/19/42 (144A)	229,856
570,926(b)(d)	Government National Mortgage Association, Series 2017-21, Class IO, 0.59%, 10/16/58	18,006
200,000(a)	HILT Commercial Mortgage Trust, Series 2024-ORL, Class A, 5.291% (1 Month Term SOFR + 154 bps), 5/15/37 (144A)	200,249
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 12/31/25 (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
100,000(b)	HTL Commercial Mortgage Trust, Series 2024-T53, Class B, 6.555%, 5/10/39 (144A)	$ 101,478
323,000	ILPT Trust, Series 2019-SURF, Class A, 4.145%, 2/11/41 (144A)	318,716
250,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (144A)	237,500
250,000	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class A4, 4.211%, 6/15/51	249,839
1,600,000(b)(d)	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class XB, 0.118%, 6/15/51	5,202
195,890	Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.469%, 6/15/52 (144A)	188,883
250,000(b)	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.276%, 7/11/40 (144A)	232,322
225,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 6.796% (1 Month Term SOFR + 306 bps), 11/25/36 (144A)	224,840
350,000(a)	STWD, Ltd., Series 2022-FL3, Class B, 5.934% (SOFR30A + 195 bps), 11/15/38 (144A)	350,026
176,732(b)	THPT Mortgage Trust, Series 2023-THL, Class A, 6.994%, 12/10/34 (144A)	178,939
141,212(b)	Velocity Commercial Capital Loan Trust, Series 2024-6, Class A, 5.81%, 12/25/54 (144A)	142,252
122,716(b)	Velocity Commercial Capital Loan Trust, Series 2025-1, Class A, 6.03%, 2/25/55 (144A)	124,147
130,000(b)	VRTX Trust, Series 2025-HQ, Class C, 5.922%, 8/5/42 (144A)	131,633
140,000(b)	VRTX Trust, Series 2025-HQ, Class D, 6.596%, 8/5/42 (144A)	142,003
	Total Commercial Mortgage-Backed Securities (Cost $7,137,443)	$6,787,568

	Corporate Bonds — 36.9% of Net Assets
	Aerospace & Defense — 0.4%
480,000	Boeing Co., 3.90%, 5/1/49	$ 357,519
95,000	Boeing Co., 7.008%, 5/1/64	107,944
110,000	Northrop Grumman Corp., 5.25%, 7/15/35	113,876
	Total Aerospace & Defense	$579,339
	Agriculture — 0.4%
455,000	Imperial Brands Finance Plc, 5.50%, 2/1/30 (144A)	$ 471,335
95,000	Philip Morris International, Inc., 4.625%, 10/29/35	92,937
	Total Agriculture	$564,272
	Airlines — 0.4%
170,024	Air Canada Pass-Through Trust, 3.30%, 1/15/30 (144A)	$ 162,487
32,850	American Airlines Pass-Through Trust, 3.95%, 7/11/30	31,683
85,000	Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28 (144A)	85,516
116,569	JetBlue Pass-Through Trust, 2.75%, 5/15/32	104,573
41,042	JetBlue Pass-Through Trust, 4.00%, 11/15/32	39,071
22,225	United Airlines Pass-Through Trust, 4.875%, 1/15/26	22,226
96,552	United Airlines Pass-Through Trust, 5.45%, 2/15/37	99,261
	Total Airlines	$544,817
	Auto Manufacturers — 4.1%
255,000	American Honda Finance Corp., 4.85%, 10/23/31	$ 259,707
310,000	American Honda Finance Corp., 5.05%, 7/10/31	318,353
360,000	BMW US Capital LLC, 5.40%, 3/21/35 (144A)	372,720
420,000	Cummins, Inc., 5.30%, 5/9/35	435,527
150,000	Daimler Truck Finance North America LLC, 4.65%, 10/12/30 (144A)	151,061
125,000	Ford Motor Co., 6.10%, 8/19/32	128,796
200,000	Ford Motor Credit Co. LLC, 3.625%, 6/17/31	183,271
410,000	Ford Motor Credit Co. LLC, 6.054%, 11/5/31	419,972
200,000	Ford Motor Credit Co. LLC, 6.125%, 3/8/34	203,252
200,000	Ford Motor Credit Co. LLC, 6.532%, 3/19/32	209,151

The accompanying notes are an integral part of these financial statements.

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Principal Amount USD ($)		Value
	Auto Manufacturers — (continued)
200,000	Ford Motor Credit Co. LLC, 7.35%, 3/6/30	$ 214,645
216,000	General Motors Co., 6.60%, 4/1/36	235,076
85,000	General Motors Financial Co., Inc., 5.75%, 2/8/31	89,403
220,000	General Motors Financial Co., Inc., 5.90%, 1/7/35	229,041
390,000	General Motors Financial Co., Inc., 6.10%, 1/7/34	413,413
285,000	General Motors Financial Co., Inc., 6.40%, 1/9/33	307,694
160,000	Hyundai Capital America, 5.30%, 1/8/30 (144A)	164,869
295,000	Hyundai Capital America, 5.80%, 4/1/30 (144A)	309,110
115,000	Hyundai Capital America, 6.20%, 9/21/30 (144A)	122,599
290,000	Mercedes-Benz Finance North America LLC, 4.85%, 1/11/29 (144A)	295,453
200,000	Volkswagen Group of America Finance LLC, 5.80%, 3/27/35 (144A)	207,142
	Total Auto Manufacturers	$5,270,255
	Auto Parts & Equipment — 0.2%
70,000	Qnity Electronics, Inc., 5.75%, 8/15/32 (144A)	$ 71,571
70,000	Qnity Electronics, Inc., 6.25%, 8/15/33 (144A)	72,559
150,000	ZF North America Capital, Inc., 6.875%, 4/14/28 (144A)	153,061
	Total Auto Parts & Equipment	$297,191
	Banks — 7.4%
200,000(b)	ABN AMRO Bank NV, 3.324% (5 Year CMT Index + 190 bps), 3/13/37 (144A)	$ 182,898
270,000(b)	Australia & New Zealand Banking Group, Ltd., 5.731% (5 Year CMT Index + 162 bps), 9/18/34 (144A)	278,925
600,000(b)	Banco Santander S.A., 3.225% (1 Year CMT Index + 160 bps), 11/22/32	549,078
375,000(b)	Bank of America Corp., 2.572% (SOFR + 121 bps), 10/20/32	338,214
255,000(b)	BNP Paribas S.A., 2.159% (SOFR + 122 bps), 9/15/29 (144A)	241,159
200,000(b)(e)	BNP Paribas S.A., 6.875% (5 Year CMT Index + 285 bps) (144A)	200,858
295,000(b)(e)	BNP Paribas S.A., 7.45% (5 Year CMT Index + 313 bps) (144A)	308,664
200,000	BPCE S.A., 4.875%, 4/1/26 (144A)	200,178
230,000(b)	Canadian Imperial Bank of Commerce, 4.631% (SOFR + 134 bps), 9/11/30	233,148
250,000(b)	Citigroup, Inc., 2.52% (SOFR + 118 bps), 11/3/32	223,974
40,000(b)	Citizens Financial Group, Inc., 5.253% (SOFR + 126 bps), 3/5/31	41,102
118,000(b)	Citizens Financial Group, Inc., 5.718% (SOFR + 191 bps), 7/23/32	123,712
120,000(b)	Citizens Financial Group, Inc., 5.841% (SOFR + 201 bps), 1/23/30	125,160
365,000(b)	Comerica Bank, 5.332% (SOFR + 261 bps), 8/25/33	367,330
150,000(b)	Deutsche Bank AG, 4.469% (SOFR + 110 bps), 12/10/31	149,489
235,000(b)	Goldman Sachs Group, Inc., 2.65% (SOFR + 126 bps), 10/21/32	212,117
355,000(b)	HSBC Holdings Plc, 2.206% (SOFR + 129 bps), 8/17/29	337,631
375,000(b)	HSBC Holdings Plc, 2.871% (SOFR + 141 bps), 11/22/32	340,631
205,000(b)	HSBC Holdings Plc, 5.286% (SOFR + 129 bps), 11/19/30	211,515
200,000(b)	HSBC Holdings Plc, 5.741% (SOFR + 196 bps), 9/10/36	205,878
105,000(b)	Huntington Bancshares, Inc., 5.272% (SOFR + 128 bps), 1/15/31	108,040
435,000(b)(e)	ING Groep NV, 4.25% (5 Year CMT Index + 286 bps)	390,436
200,000(b)(e)	ING Groep NV, 7.00% (5 Year USD SOFR Swap Rate + 359 bps)	208,627
125,000(b)	KeyCorp, 5.121% (SOFR + 123 bps), 4/4/31	128,377
460,000(b)	Mizuho Financial Group, Inc., 5.422% (1 Year CMT Index + 98 bps), 5/13/36	476,642
165,000(b)	Morgan Stanley, 5.942% (5 Year CMT Index + 180 bps), 2/7/39	173,410
60,000(b)	Morgan Stanley, 5.948% (5 Year CMT Index + 243 bps), 1/19/38	63,139
200,000(b)	NatWest Group Plc, 6.475% (5 Year CMT Index + 220 bps), 6/1/34	209,984
445,000(b)(e)	Nordea Bank Abp, 3.75% (5 Year CMT Index + 260 bps) (144A)	421,915
85,000(b)	Northern Trust Corp., 5.117% (5 Year CMT Index + 105 bps), 11/19/40	84,883
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 12/31/25 (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
210,000(b)	Santander Holdings USA, Inc., 2.49% (SOFR + 125 bps), 1/6/28	$ 206,407
55,000(b)	Santander Holdings USA, Inc., 6.124% (SOFR + 123 bps), 5/31/27	55,373
375,000(b)	Societe Generale S.A., 6.10% (1 Year CMT Index + 160 bps), 4/13/33 (144A)	396,232
415,000(b)	UBS Group AG, 2.746% (1 Year CMT Index + 110 bps), 2/11/33 (144A)	372,143
200,000(b)	UBS Group AG, 6.301% (1 Year CMT Index + 200 bps), 9/22/34 (144A)	218,170
240,000(b)	UniCredit S.p.A., 5.459% (5 Year CMT Index + 475 bps), 6/30/35 (144A)	244,635
200,000(b)	UniCredit S.p.A., 7.296% (5 Year USD Swap Rate + 491 bps), 4/2/34 (144A)	214,447
595,000(b)	US Bancorp, 2.491% (5 Year CMT Index + 95 bps), 11/3/36	519,299
95,000(b)	Wells Fargo & Co., 5.244% (SOFR + 111 bps), 1/24/31	98,374
	Total Banks	$9,462,194
	Building Materials — 0.2%
200,000	CRH SMW Finance DAC, 5.125%, 1/9/30	$ 206,175
	Total Building Materials	$206,175
	Chemicals — 0.3%
225,000	Celanese US Holdings LLC, 7.20%, 11/15/33	$ 237,693
198,000	Methanex US Operations, Inc., 6.25%, 3/15/32 (144A)	203,875
	Total Chemicals	$441,568
	Commercial Services — 0.6%
25,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.375%, 6/15/32 (144A)	$ 25,815
90,000	Element Fleet Management Corp., 4.641%, 11/24/30 (144A)	90,251
275,000	Element Fleet Management Corp., 5.037%, 3/25/30 (144A)	281,054
75,000	Element Fleet Management Corp., 5.643%, 3/13/27 (144A)	76,272
50,000	S&P Global, Inc., 4.80%, 12/4/35 (144A)	49,846
200,000	Transurban Finance Co. Pty, Ltd., 4.924%, 3/24/36 (144A)	198,202
70,000	Verisk Analytics, Inc., 5.25%, 3/15/35	71,235
	Total Commercial Services	$792,675
	Cosmetics/Personal Care — 0.3%
350,000	Procter & Gamble Co., 4.10%, 11/3/32	$ 347,933
	Total Cosmetics/Personal Care	$347,933
	Distribution/Wholesale — 0.0%†
30,000	Velocity Vehicle Group LLC, 8.00%, 6/1/29 (144A)	$ 28,501
	Total Distribution/Wholesale	$28,501
	Diversified Financial Services — 2.7%
765,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32	$ 706,339
450,000	Affiliated Managers Group, Inc., 5.50%, 2/15/36	449,967
110,000(b)	Ally Financial, Inc., 6.184% (SOFR + 229 bps), 7/26/35	114,004
110,000(b)	Ally Financial, Inc., 6.646% (5 Year CMT Index + 245 bps), 1/17/40	110,712
40,000	Avolon Holdings Funding, Ltd., 4.70%, 1/30/31 (144A)	39,743
25,000	Avolon Holdings Funding, Ltd., 5.375%, 5/30/30 (144A)	25,665
41,000	Avolon Holdings Funding, Ltd., 5.75%, 3/1/29 (144A)	42,395
330,000	Avolon Holdings Funding, Ltd., 6.375%, 5/4/28 (144A)	343,851
285,000(b)	Capital One Financial Corp., 2.359% (SOFR + 134 bps), 7/29/32	249,478
90,000(b)	Capital One Financial Corp., 6.183% (SOFR + 204 bps), 1/30/36	93,949
295,000	Citadel Securities Global Holdings LLC, 6.20%, 6/18/35 (144A)	310,529
25,000	Freedom Mortgage Holdings LLC, 8.375%, 4/1/32 (144A)	26,317
165,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/31 (144A)	177,219

The accompanying notes are an integral part of these financial statements.

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Principal Amount USD ($)		Value
	Diversified Financial Services — (continued)
200,000+	HOA Funding, LLC, 4.723%, 8/20/51 (144A)	$ —
404,000	OneMain Finance Corp., 4.00%, 9/15/30	378,694
215,000	Raymond James Financial, Inc., 4.90%, 9/11/35	213,748
125,000	Rocket Cos., Inc., 6.50%, 8/1/29 (144A)	128,924
	Total Diversified Financial Services	$3,411,534
	Electric — 2.5%
40,000(c)	Algonquin Power & Utilities Corp., 5.365%, 6/15/26	$ 40,189
190,000(b)	American Electric Power Co., Inc., 5.80% (5 Year CMT Index + 213 bps), 3/15/56	188,624
85,000(b)	American Electric Power Co., Inc., 6.05% (5 Year CMT Index + 194 bps), 3/15/56	83,515
110,000	Basin Electric Power Cooperative, 5.85%, 10/15/55 (144A)	107,736
320,000	Enel Finance International NV, 5.00%, 9/30/35 (144A)	317,851
325,000	Entergy Louisiana LLC, 5.35%, 3/15/34	337,762
55,000	Entergy Texas, Inc., 5.25%, 4/15/35	56,409
160,000	ITC Holdings Corp., 5.65%, 5/9/34 (144A)	166,755
162,958	Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.078%, 10/1/54	156,521
70,000	Kentucky Utilities Co., 5.85%, 8/15/55	70,540
130,000	Monongahela Power Co., 5.85%, 2/15/34 (144A)	137,386
300,000	Public Service Co. of Colorado, 5.15%, 9/15/35	303,979
70,000	Public Service Enterprise Group, Inc., 5.40%, 3/15/35	71,924
220,000	Puget Energy, Inc., 4.10%, 6/15/30	215,440
55,000	Puget Energy, Inc., 4.224%, 3/15/32	52,735
65,000(b)	Sempra, 6.375% (5 Year CMT Index + 263 bps), 4/1/56	66,354
290,000(b)	Sempra, 6.55% (5 Year CMT Index + 214 bps), 4/1/55	295,608
80,000	Southern California Edison Co., 5.45%, 6/1/31	82,725
110,000	Talen Energy Supply LLC, 6.25%, 2/1/34 (144A)	112,191
110,000	Talen Energy Supply LLC, 6.50%, 2/1/36 (144A)	113,750
35,000	Trans-Allegheny Interstate Line Co., 5.00%, 1/15/31 (144A)	35,954
90,000	Vistra Operations Co. LLC, 4.60%, 10/15/30 (144A)	89,964
35,000(b)	WEC Energy Group, Inc., 5.625% (5 Year CMT Index + 191 bps), 5/15/56	35,220
	Total Electric	$3,139,132
	Electronics — 0.1%
85,000	Flex, Ltd., 5.375%, 11/13/35	$ 84,800
	Total Electronics	$84,800
	Energy-Alternate Sources — 0.0%†
34,748	Alta Wind Holdings LLC, 7.00%, 6/30/35 (144A)	$ 33,161
	Total Energy-Alternate Sources	$33,161
	Engineering & Construction — 0.2%
205,000	AECOM, 6.00%, 8/1/33 (144A)	$ 210,096
	Total Engineering & Construction	$210,096
	Entertainment — 0.3%
400,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/16/29 (144A)	$ 356,508
	Total Entertainment	$356,508
	Environmental Control — 0.1%
145,000	Waste Connections, Inc., 5.25%, 9/1/35	$ 150,077
	Total Environmental Control	$150,077
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 12/31/25 (continued)
Principal Amount USD ($)		Value
	Food — 1.0%
70,000	Albertsons Cos. Inc/Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.50%, 3/31/31 (144A)	$ 70,738
185,000	Albertsons Cos. Inc/Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.75%, 3/31/34 (144A)	185,748
120,000	JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l., 3.00%, 2/2/29	115,542
57,000	JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l., 3.00%, 5/15/32	51,166
455,000	Minerva Luxembourg S.A., 4.375%, 3/18/31 (144A)	422,942
220,000	Smithfield Foods, Inc., 2.625%, 9/13/31 (144A)	194,705
200,000	Smithfield Foods, Inc., 3.00%, 10/15/30 (144A)	184,016
21,000	Smithfield Foods, Inc., 5.20%, 4/1/29 (144A)	21,268
	Total Food	$1,246,125
	Gas — 0.3%
380,000	KeySpan Gas East Corp., 5.994%, 3/6/33 (144A)	$ 400,926
50,000(b)	Spire, Inc., 6.45% (5 Year CMT Index + 233 bps), 6/1/56	49,807
	Total Gas	$450,733
	Hand & Machine Tools — 0.1%
125,000	Kennametal, Inc., 2.80%, 3/1/31	$ 114,333
	Total Hand & Machine Tools	$114,333
	Healthcare-Products — 0.3%
35,000	Baxter International, Inc., 4.90%, 12/15/30	$ 35,268
35,000	Baxter International, Inc., 5.65%, 12/15/35	35,421
234,000(b)	Dentsply Sirona, Inc., 8.375% (5 Year CMT Index + 438 bps), 9/12/55	219,054
100,000	GE HealthCare Technologies, Inc., 5.50%, 6/15/35	103,894
	Total Healthcare-Products	$393,637
	Healthcare-Services — 0.4%
180,000	Elevance Health, Inc., 5.00%, 1/15/36	$ 178,913
65,000	Elevance Health, Inc., 5.375%, 6/15/34	67,172
165,000	HCA, Inc., 5.50%, 3/1/32	171,941
75,000	Health Care Service Corp. A Mutual Legal Reserve Co., 5.20%, 6/15/29 (144A)	76,876
75,000	Humana, Inc., 5.375%, 4/15/31	77,541
	Total Healthcare-Services	$572,443
	Home Builders — 0.2%
195,000	Lennar Corp., 5.20%, 7/30/30	$ 200,472
	Total Home Builders	$200,472
	Insurance — 3.1%
400,000(b)(e)	Allianz SE, 6.55% (5 Year CMT Index + 232 bps) (144A)	$ 415,217
185,000	Brown & Brown, Inc., 4.20%, 3/17/32	179,013
35,000	CNO Financial Group, Inc., 6.45%, 6/15/34	37,028
470,000	CNO Global Funding, 2.65%, 1/6/29 (144A)	446,799
25,000	CNO Global Funding, 4.875%, 12/10/27 (144A)	25,321
240,000(b)	Farmers Exchange Capital III, 5.454% (3 Month Term SOFR + 372 bps), 10/15/54 (144A)	225,090
340,000(b)	Farmers Insurance Exchange, 4.747% (3 Month Term SOFR + 372 bps), 11/1/57 (144A)	290,194
130,000(b)	Farmers Insurance Exchange, 7.00% (10 Year US Treasury Yield Curve Rate T Note Constant Maturity + 386 bps), 10/15/64 (144A)	133,383
456,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	508,961
55,000	Lincoln National Corp., 5.35%, 11/15/35	55,487
120,000	Manulife Financial Corp., 4.986%, 12/11/35	119,704
450,000(b)	Meiji Yasuda Life Insurance Co., 6.10% (5 Year CMT Index + 291 bps), 6/11/55 (144A)	466,857
145,000	Mutual of Omaha Cos. Global Funding, 5.00%, 4/1/30 (144A)	148,204

The accompanying notes are an integral part of these financial statements.

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Principal Amount USD ($)		Value
	Insurance — (continued)
355,000(b)	Nippon Life Insurance Co., 2.90% (5 Year CMT Index + 260 bps), 9/16/51 (144A)	$ 318,186
86,000	Primerica, Inc., 2.80%, 11/19/31	78,055
420,000(b)	Sumitomo Life Insurance Co., 5.875% (5 Year CMT Index + 265 bps), 9/10/55 (144A)	424,207
26,000	Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)	29,814
	Total Insurance	$3,901,520
	Internet — 0.3%
110,000	Alphabet, Inc., 5.30%, 5/15/65	$ 103,453
100,000	Meta Platforms, Inc., 5.625%, 11/15/55	95,977
170,000	Meta Platforms, Inc., 5.75%, 11/15/65	162,096
35,000	Uber Technologies, Inc., 4.80%, 9/15/35	34,815
	Total Internet	$396,341
	Iron & Steel — 0.3%
90,000	Cleveland-Cliffs, Inc., 7.00%, 3/15/32 (144A)	$ 92,250
140,000	Cleveland-Cliffs, Inc., 7.625%, 1/15/34 (144A)	146,303
70,000	Commercial Metals Co., 5.75%, 11/15/33 (144A)	71,577
70,000	Commercial Metals Co., 6.00%, 12/15/35 (144A)	71,761
	Total Iron & Steel	$381,891
	Lodging — 0.2%
45,000	Hilton Domestic Operating Co., Inc., 5.50%, 3/31/34 (144A)	$ 45,309
135,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.625%, 1/15/32 (144A)	138,373
20,000	Las Vegas Sands Corp., 6.00%, 8/15/29	20,876
	Total Lodging	$204,558
	Machinery-Construction & Mining — 0.2%
200,000	Komatsu Finance America, Inc., 4.196%, 9/18/30 (144A)	$ 198,945
	Total Machinery-Construction & Mining	$198,945
	Machinery-Diversified — 0.3%
125,000	Regal Rexnord Corp., 6.30%, 2/15/30	$ 132,483
205,000	Westinghouse Air Brake Technologies Corp., 5.50%, 5/29/35	213,798
	Total Machinery-Diversified	$346,281
	Mining — 0.8%
335,000	AngloGold Ashanti Holdings Plc, 3.75%, 10/1/30	$ 320,783
200,000	Corp. Nacional del Cobre de Chile, 6.78%, 1/13/55 (144A)	215,312
265,000	First Quantum Minerals, Ltd., 8.625%, 6/1/31 (144A)	278,871
150,000	Novelis Corp., 6.375%, 8/15/33 (144A)	152,066
	Total Mining	$967,032
	Miscellaneous Manufacturing — 0.2%
205,000	Textron, Inc., 5.50%, 5/15/35	$ 212,352
	Total Miscellaneous Manufacturing	$212,352
	Multi-National — 0.5%
400,000(b)(e)	African Development Bank, 5.875% (5 Year CMT Index + 165 bps)	$ 399,110
230,000	Banque Ouest Africaine de Developpement, 4.70%, 10/22/31 (144A)	211,681
	Total Multi-National	$610,791
	Oil & Gas — 1.8%
200,000	Aker BP ASA, 5.25%, 10/30/35 (144A)	$ 195,388
450,000	APA Corp., 6.75%, 2/15/55	448,180
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 12/31/25 (continued)
Principal Amount USD ($)		Value
	Oil & Gas — (continued)
255,000	Chevron USA, Inc., 4.85%, 10/15/35	$ 257,960
180,000	ConocoPhillips Co., 5.65%, 1/15/65	172,831
195,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.875%, 5/15/34 (144A)	182,717
80,000	Hilcorp Energy I LP/Hilcorp Finance Co., 7.25%, 2/15/35 (144A)	76,030
290,000	Phillips 66 Co., 5.25%, 6/15/31	301,394
300,000	Shell Finance US, Inc., 4.75%, 1/6/36	299,556
35,000	Valero Energy Corp., 5.15%, 2/15/30	36,020
312,000	Valero Energy Corp., 6.625%, 6/15/37	343,553
	Total Oil & Gas	$2,313,629
	Oil & Gas Services — 0.0%†
40,000	Enerflex, Inc., 6.875%, 1/15/31 (144A)	$ 40,898
	Total Oil & Gas Services	$40,898
	Pharmaceuticals — 0.6%
35,000	CVS Health Corp., 5.25%, 1/30/31	$ 36,167
260,000	CVS Health Corp., 5.25%, 2/21/33	267,691
70,000	Eli Lilly & Co., 5.55%, 10/15/55	70,463
200,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/9/29	202,260
165,000	Zoetis, Inc., 5.00%, 8/17/35	166,808
	Total Pharmaceuticals	$743,389
	Pipelines — 1.8%
75,000	Boardwalk Pipelines LP, 3.60%, 9/1/32	$ 69,960
150,000	Columbia Pipelines Holding Co. LLC, 4.999%, 11/17/32 (144A)	149,987
110,000	Columbia Pipelines Holding Co. LLC, 5.097%, 10/1/31 (144A)	111,856
95,000	DT Midstream, Inc., 5.80%, 12/15/34 (144A)	98,591
190,000	Enbridge, Inc., 5.55%, 6/20/35	196,574
105,000(b)	Enbridge, Inc., 7.20% (5 Year CMT Index + 297 bps), 6/27/54	111,184
105,000(b)	Enbridge, Inc., 7.375% (5 Year CMT Index + 312 bps), 3/15/55	111,146
160,000(b)	Enbridge, Inc., 8.50% (5 Year CMT Index + 443 bps), 1/15/84	183,467
40,000	Hess Midstream Operations LP, 5.875%, 3/1/28 (144A)	40,751
225,000	MPLX LP, 5.50%, 6/1/34	229,543
230,000	NGPL PipeCo LLC, 3.25%, 7/15/31 (144A)	211,591
70,000(b)	South Bow Canadian Infrastructure Holdings, Ltd., 7.50% (5 Year CMT Index + 367 bps), 3/1/55	74,821
117,000(b)	South Bow Canadian Infrastructure Holdings, Ltd., 7.625% (5 Year CMT Index + 395 bps), 3/1/55	121,957
60,000	Venture Global LNG, Inc., 8.375%, 6/1/31 (144A)	59,666
45,000	Venture Global LNG, Inc., 9.50%, 2/1/29 (144A)	46,641
80,000	Venture Global Plaquemines LNG LLC, 6.50%, 1/15/34 (144A)	81,939
250,000	Williams Cos., Inc., 7.50%, 1/15/31	283,769
89,000	Williams Cos., Inc., 7.75%, 6/15/31	101,625
	Total Pipelines	$2,285,068
	Real Estate — 0.0%†
40,000	CBRE Services, Inc., 4.90%, 1/15/33	$ 40,192
	Total Real Estate	$40,192
	REITS — 1.2%
55,000	Americold Realty Operating Partnership LP, 5.60%, 5/15/32	$ 55,372
50,000	COPT Defense Properties LP, 4.50%, 10/15/30	49,757
70,000	ERP Operating LP, 4.95%, 6/15/32	71,575
105,000	Extra Space Storage LP, 4.95%, 1/15/33	106,136

The accompanying notes are an integral part of these financial statements.

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Principal Amount USD ($)		Value
	REITS — (continued)
255,000	Healthcare Realty Holdings LP, 3.10%, 2/15/30	$ 242,227
47,000	Highwoods Realty LP, 2.60%, 2/1/31	42,151
15,000	Highwoods Realty LP, 3.05%, 2/15/30	13,967
41,000	Highwoods Realty LP, 4.125%, 3/15/28	40,636
30,000	Highwoods Realty LP, 5.35%, 1/15/33	29,978
105,000	Invitation Homes Operating Partnership LP, 4.95%, 1/15/33	106,525
285,000	LXP Industrial Trust, 2.375%, 10/1/31	249,136
165,000	LXP Industrial Trust, 2.70%, 9/15/30	151,306
55,000	Starwood Property Trust, Inc., 5.75%, 1/15/31 (144A)	55,591
180,000	UDR, Inc., 4.40%, 1/26/29	180,814
115,000	Ventas Realty LP, 5.10%, 7/15/32	118,209
	Total REITS	$1,513,380
	Retail — 0.9%
55,000	AutoNation, Inc., 1.95%, 8/1/28	$ 51,880
55,000	AutoNation, Inc., 2.40%, 8/1/31	48,617
245,000	AutoNation, Inc., 3.85%, 3/1/32	230,301
125,000	AutoNation, Inc., 4.75%, 6/1/30	126,183
325,000	Darden Restaurants, Inc., 6.30%, 10/10/33	352,733
375,000	Dollar Tree, Inc., 2.65%, 12/1/31	338,404
194,919	HOA RoyaltyCo LLC, 4.723%, 11/22/55 (144A)	41,000
	Total Retail	$1,189,118
	Savings & Loans — 0.3%
320,000	Nationwide Building Society, 5.127%, 7/29/29 (144A)	$ 328,721
	Total Savings & Loans	$328,721
	Semiconductors — 1.1%
35,000	Broadcom, Inc., 3.137%, 11/15/35 (144A)	$ 30,142
475,000	Broadcom, Inc., 3.187%, 11/15/36 (144A)	402,844
130,000	Broadcom, Inc., 4.15%, 4/15/32 (144A)	127,120
100,000	Broadcom, Inc., 4.30%, 11/15/32	98,642
136,000	Broadcom, Inc., 4.60%, 7/15/30	138,180
105,000	Broadcom, Inc., 5.05%, 7/12/29	108,106
245,000	Micron Technology, Inc., 5.80%, 1/15/35	258,189
313,000	Skyworks Solutions, Inc., 3.00%, 6/1/31	283,682
	Total Semiconductors	$1,446,905
	Software — 0.6%
65,000	Autodesk, Inc., 5.30%, 6/15/35	$ 66,652
210,000	CoreWeave, Inc., 9.00%, 2/1/31 (144A)	192,469
70,000	MSCI, Inc., 5.25%, 9/1/35	70,462
235,000	Oracle Corp., 5.95%, 9/26/55	208,214
110,000	Roper Technologies, Inc., 4.75%, 2/15/32	111,195
180,000	Roper Technologies, Inc., 4.90%, 10/15/34	179,607
	Total Software	$828,599
	Toys/Games/Hobbies — 0.0%†
35,000	Mattel, Inc., 5.00%, 11/17/30	$ 35,243
	Total Toys/Games/Hobbies	$35,243
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 12/31/25 (continued)
Principal Amount USD ($)		Value
	Transportation — 0.2%
130,000	Danaos Corp., 6.875%, 10/15/32 (144A)	$ 134,311
135,859	Nakilat, Inc., 6.267%, 12/31/33 (144A)	144,282
	Total Transportation	$278,593
	Total Corporate Bonds (Cost $47,424,020)	$47,161,417

Shares
	Preferred Stock — 0.3% of Net Assets
	Banks — 0.2%
2,071	Bank of America Corp., 5.00%	$ 42,994
7,750	JPMorgan Chase & Co., 4.20%	141,593
1,982	KeyCorp, 5.625%	42,137
1,251	US Bancorp, 3.75%	19,178
2,556	Wells Fargo & Co., 4.25%	45,420
	Total Banks	$291,322
	Capital Markets — 0.1%
4,968	Morgan Stanley, 4.25%	$ 87,636
741	State Street Corp., 5.35%	16,635
	Total Capital Markets	$104,271
	Consumer Finance — 0.0%†
1,158	Capital One Financial Corp., 4.375%	$ 19,385
	Total Consumer Finance	$19,385
	Total Preferred Stock (Cost $413,453)	$414,978

Principal Amount USD ($)
	Foreign Government Bonds — 0.7% of Net Assets
	Kuwait — 0.2%
300,000	Kuwait International Government Bond, 4.652%, 10/9/35 (144A)	$ 299,586
	Total Kuwait	$299,586
	Mexico — 0.2%
200,000	Mexico Government International Bond, 6.875%, 5/13/37	$ 213,400
	Total Mexico	$213,400
	Peru — 0.3%
320,000	Peruvian Government International Bond, 5.500%, 3/30/36	$ 326,272
	Total Peru	$326,272
	Total Foreign Government Bonds (Cost $818,082)	$839,258

	U.S. Government and Agency Obligations — 44.6% of Net Assets
1,121,054	Federal Home Loan Mortgage Corp., 1.500%, 3/1/42	$ 944,984
79,778	Federal Home Loan Mortgage Corp., 2.500%, 1/1/51	68,975
42,199	Federal Home Loan Mortgage Corp., 2.500%, 2/1/51	36,581
743,833	Federal Home Loan Mortgage Corp., 2.500%, 5/1/51	637,553
98,799	Federal Home Loan Mortgage Corp., 2.500%, 4/1/52	83,722
41,200	Federal Home Loan Mortgage Corp., 2.500%, 5/1/52	35,585

The accompanying notes are an integral part of these financial statements.

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
6,655	Federal Home Loan Mortgage Corp., 3.000%, 10/1/29	$ 6,566
12,588	Federal Home Loan Mortgage Corp., 3.000%, 9/1/42	11,659
58,715	Federal Home Loan Mortgage Corp., 3.000%, 11/1/42	54,373
20,325	Federal Home Loan Mortgage Corp., 3.000%, 4/1/43	18,813
68,072	Federal Home Loan Mortgage Corp., 3.000%, 12/1/46	62,135
50,857	Federal Home Loan Mortgage Corp., 3.000%, 8/1/50	46,221
61,395	Federal Home Loan Mortgage Corp., 3.000%, 8/1/52	55,464
86,721	Federal Home Loan Mortgage Corp., 3.000%, 9/1/52	78,526
7,197	Federal Home Loan Mortgage Corp., 3.500%, 7/1/29	7,149
15,030	Federal Home Loan Mortgage Corp., 3.500%, 10/1/42	14,431
64,871	Federal Home Loan Mortgage Corp., 3.500%, 7/1/46	61,704
323,329	Federal Home Loan Mortgage Corp., 3.500%, 12/1/46	306,755
7,387	Federal Home Loan Mortgage Corp., 3.500%, 3/1/48	6,978
68,022	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	63,352
42,585	Federal Home Loan Mortgage Corp., 4.000%, 10/1/42	41,662
60,557	Federal Home Loan Mortgage Corp., 4.000%, 5/1/44	59,225
13,939	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	13,455
10,140	Federal Home Loan Mortgage Corp., 4.000%, 6/1/50	9,731
8,845	Federal Home Loan Mortgage Corp., 5.000%, 5/1/40	9,095
2,258	Federal Home Loan Mortgage Corp., 5.000%, 3/1/44	2,322
6,721	Federal Home Loan Mortgage Corp., 5.500%, 6/1/41	7,024
135,193	Federal Home Loan Mortgage Corp., 5.500%, 7/1/49	139,366
99,863	Federal Home Loan Mortgage Corp., 5.500%, 11/1/52	101,655
99,250	Federal Home Loan Mortgage Corp., 5.500%, 2/1/53	101,121
85,259	Federal Home Loan Mortgage Corp., 5.500%, 3/1/53	87,321
62,493	Federal Home Loan Mortgage Corp., 5.500%, 7/1/53	64,021
69	Federal Home Loan Mortgage Corp., 6.000%, 11/1/32	71
1,154	Federal Home Loan Mortgage Corp., 6.000%, 12/1/32	1,196
2,261	Federal Home Loan Mortgage Corp., 6.000%, 2/1/33	2,345
1,996	Federal Home Loan Mortgage Corp., 6.000%, 1/1/34	2,050
341	Federal Home Loan Mortgage Corp., 6.000%, 12/1/36	358
167,070	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	173,779
73,344	Federal Home Loan Mortgage Corp., 6.000%, 7/1/53	76,407
73,553	Federal Home Loan Mortgage Corp., 6.000%, 2/1/54	76,721
91,946	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	96,161
405,375	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	416,982
150,656	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	155,822
158,599	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	164,075
183,373	Federal Home Loan Mortgage Corp., 6.000%, 11/1/54	191,766
98,882	Federal Home Loan Mortgage Corp., 6.000%, 9/1/55	103,782
493	Federal Home Loan Mortgage Corp., 6.500%, 1/1/29	512
323	Federal Home Loan Mortgage Corp., 6.500%, 4/1/31	337
1,484	Federal Home Loan Mortgage Corp., 6.500%, 10/1/31	1,552
412	Federal Home Loan Mortgage Corp., 6.500%, 2/1/32	429
2,299	Federal Home Loan Mortgage Corp., 6.500%, 4/1/32	2,397
1,005	Federal Home Loan Mortgage Corp., 6.500%, 7/1/32	1,050
36,271	Federal Home Loan Mortgage Corp., 6.500%, 1/1/53	38,228
187,606	Federal Home Loan Mortgage Corp., 6.500%, 2/1/53	199,181
78,256	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	82,574
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 12/31/25 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
25,705	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	$ 26,921
77,516	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	81,121
140,424	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	147,697
110,243	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	115,236
113,760	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	118,969
141,069	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	147,266
138,634	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	144,834
65,887	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	68,841
55,159	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	58,140
86,730	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	90,764
82,201	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	86,086
77,091	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	80,333
99,770	Federal Home Loan Mortgage Corp., 6.500%, 9/1/55	105,058
226	Federal Home Loan Mortgage Corp., 7.000%, 2/1/31	238
444	Federal Home Loan Mortgage Corp., 7.000%, 4/1/32	466
29,531	Federal Home Loan Mortgage Corp., 7.000%, 8/1/54	31,203
132,674	Federal Home Loan Mortgage Corp., 7.000%, 8/1/54	140,073
285	Federal Home Loan Mortgage Corp., 7.500%, 8/1/31	292
200,000	Federal National Mortgage Association, 1.500%, 1/1/41 (TBA)	180,922
819,304	Federal National Mortgage Association, 1.500%, 3/1/42	690,886
200,000	Federal National Mortgage Association, 2.000%, 1/1/41 (TBA)	185,125
479,264	Federal National Mortgage Association, 2.000%, 12/1/41	416,568
83,501	Federal National Mortgage Association, 2.000%, 2/1/42	72,525
253,782	Federal National Mortgage Association, 2.000%, 11/1/51	209,776
4,582	Federal National Mortgage Association, 2.500%, 7/1/30	4,464
3,673	Federal National Mortgage Association, 2.500%, 7/1/30	3,576
6,910	Federal National Mortgage Association, 2.500%, 7/1/30	6,738
100,000	Federal National Mortgage Association, 2.500%, 1/1/41 (TBA)	94,582
25,401	Federal National Mortgage Association, 2.500%, 2/1/43	22,785
5,601	Federal National Mortgage Association, 2.500%, 2/1/43	4,983
4,645	Federal National Mortgage Association, 2.500%, 3/1/43	4,162
4,356	Federal National Mortgage Association, 2.500%, 8/1/43	3,875
13,645	Federal National Mortgage Association, 2.500%, 4/1/45	11,978
17,375	Federal National Mortgage Association, 2.500%, 4/1/45	15,153
7,758	Federal National Mortgage Association, 2.500%, 4/1/45	6,752
11,836	Federal National Mortgage Association, 2.500%, 4/1/45	10,351
5,872	Federal National Mortgage Association, 2.500%, 4/1/45	5,130
5,043	Federal National Mortgage Association, 2.500%, 4/1/45	4,477
15,816	Federal National Mortgage Association, 2.500%, 4/1/45	13,943
16,570	Federal National Mortgage Association, 2.500%, 8/1/45	14,422
253,508	Federal National Mortgage Association, 2.500%, 8/1/50	219,883
662,607	Federal National Mortgage Association, 2.500%, 5/1/51	575,187
356,313	Federal National Mortgage Association, 2.500%, 5/1/51	309,304
703,774	Federal National Mortgage Association, 2.500%, 11/1/51	608,647
177,934	Federal National Mortgage Association, 2.500%, 12/1/51	153,115
1,467,395	Federal National Mortgage Association, 2.500%, 1/1/52	1,262,155
70,540	Federal National Mortgage Association, 2.500%, 2/1/52	60,931
91,707	Federal National Mortgage Association, 2.500%, 3/1/52	77,722
319,947	Federal National Mortgage Association, 2.500%, 4/1/52	276,678

The accompanying notes are an integral part of these financial statements.

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,307	Federal National Mortgage Association, 3.000%, 3/1/29	$ 2,277
17,229	Federal National Mortgage Association, 3.000%, 10/1/30	16,929
20,918	Federal National Mortgage Association, 3.000%, 8/1/45	19,239
84,964	Federal National Mortgage Association, 3.000%, 2/1/47	78,577
62,791	Federal National Mortgage Association, 3.000%, 3/1/47	57,613
65,511	Federal National Mortgage Association, 3.000%, 4/1/47	60,051
79,267	Federal National Mortgage Association, 3.000%, 8/1/50	71,764
323,883	Federal National Mortgage Association, 3.000%, 2/1/51	293,693
296,439	Federal National Mortgage Association, 3.000%, 11/1/51	267,785
338,681	Federal National Mortgage Association, 3.000%, 1/1/52	305,584
72,950	Federal National Mortgage Association, 3.000%, 2/1/52	65,698
464,269	Federal National Mortgage Association, 3.000%, 3/1/52	420,242
80,126	Federal National Mortgage Association, 3.000%, 5/1/52	72,213
200,000	Federal National Mortgage Association, 3.000%, 1/1/56 (TBA)	176,867
187,544	Federal National Mortgage Association, 3.000%, 2/1/57	161,316
4,018	Federal National Mortgage Association, 3.500%, 10/1/41	3,865
21,806	Federal National Mortgage Association, 3.500%, 9/1/45	20,682
57,801	Federal National Mortgage Association, 3.500%, 10/1/45	55,120
94,688	Federal National Mortgage Association, 3.500%, 1/1/48	89,606
101,571	Federal National Mortgage Association, 3.500%, 5/1/49	96,492
133,751	Federal National Mortgage Association, 3.500%, 3/1/52	125,438
317,523	Federal National Mortgage Association, 3.500%, 3/1/52	296,012
16,907	Federal National Mortgage Association, 3.500%, 4/1/52	15,713
75,198	Federal National Mortgage Association, 3.500%, 4/1/52	69,988
193,227	Federal National Mortgage Association, 3.500%, 5/1/52	179,968
800,000	Federal National Mortgage Association, 3.500%, 1/1/56 (TBA)	739,531
800,000	Federal National Mortgage Association, 3.500%, 2/1/56 (TBA)	737,031
98,771	Federal National Mortgage Association, 3.500%, 8/1/58	90,619
67,862	Federal National Mortgage Association, 4.000%, 10/1/40	66,492
8,179	Federal National Mortgage Association, 4.000%, 12/1/40	8,019
122,989	Federal National Mortgage Association, 4.000%, 4/1/44	120,284
185,788	Federal National Mortgage Association, 4.000%, 7/1/51	178,123
50,137	Federal National Mortgage Association, 4.000%, 9/1/51	48,105
365,684	Federal National Mortgage Association, 4.000%, 10/1/52	348,605
900,000	Federal National Mortgage Association, 4.000%, 1/1/56 (TBA)	853,582
125,916	Federal National Mortgage Association, 4.500%, 9/1/43	127,004
70,814	Federal National Mortgage Association, 4.500%, 1/1/44	71,393
269,057	Federal National Mortgage Association, 4.500%, 9/1/52	264,123
1,400,000	Federal National Mortgage Association, 4.500%, 1/1/56 (TBA)	1,366,599
13,476	Federal National Mortgage Association, 5.000%, 5/1/31	13,712
1,000,000	Federal National Mortgage Association, 5.000%, 1/1/41 (TBA)	1,012,728
2,341	Federal National Mortgage Association, 5.000%, 12/1/44	2,407
209,249	Federal National Mortgage Association, 5.000%, 8/1/52	211,391
77,653	Federal National Mortgage Association, 5.000%, 4/1/53	78,311
2,400,000	Federal National Mortgage Association, 5.000%, 1/1/56 (TBA)	2,393,250
1,961	Federal National Mortgage Association, 5.500%, 9/1/33	1,988
2,181	Federal National Mortgage Association, 5.500%, 12/1/34	2,270
6,448	Federal National Mortgage Association, 5.500%, 10/1/35	6,710
1,600,000	Federal National Mortgage Association, 5.500%, 1/1/41 (TBA)	1,640,268
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 12/31/25 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
143,657	Federal National Mortgage Association, 5.500%, 4/1/50	$ 148,652
210,920	Federal National Mortgage Association, 5.500%, 4/1/50	217,344
96,764	Federal National Mortgage Association, 5.500%, 7/1/52	98,500
193,647	Federal National Mortgage Association, 5.500%, 9/1/52	197,346
196,492	Federal National Mortgage Association, 5.500%, 12/1/52	200,119
187,476	Federal National Mortgage Association, 5.500%, 1/1/53	190,859
69,732	Federal National Mortgage Association, 5.500%, 4/1/53	71,308
77,396	Federal National Mortgage Association, 5.500%, 4/1/53	79,146
88,074	Federal National Mortgage Association, 5.500%, 4/1/53	89,679
81,079	Federal National Mortgage Association, 5.500%, 4/1/53	83,426
68,232	Federal National Mortgage Association, 5.500%, 7/1/53	69,692
600,000	Federal National Mortgage Association, 5.500%, 1/1/56 (TBA)	608,390
600	Federal National Mortgage Association, 6.000%, 9/1/29	616
358	Federal National Mortgage Association, 6.000%, 10/1/32	367
1,367	Federal National Mortgage Association, 6.000%, 11/1/32	1,403
4,304	Federal National Mortgage Association, 6.000%, 4/1/33	4,415
1,849	Federal National Mortgage Association, 6.000%, 5/1/33	1,897
2,730	Federal National Mortgage Association, 6.000%, 6/1/33	2,801
5,109	Federal National Mortgage Association, 6.000%, 7/1/34	5,318
327	Federal National Mortgage Association, 6.000%, 9/1/34	339
365	Federal National Mortgage Association, 6.000%, 7/1/38	379
83,674	Federal National Mortgage Association, 6.000%, 1/1/53	87,503
22,233	Federal National Mortgage Association, 6.000%, 1/1/53	23,132
73,858	Federal National Mortgage Association, 6.000%, 4/1/53	76,515
153,149	Federal National Mortgage Association, 6.000%, 5/1/53	160,710
68,768	Federal National Mortgage Association, 6.000%, 5/1/53	72,341
147,963	Federal National Mortgage Association, 6.000%, 6/1/53	153,975
74,483	Federal National Mortgage Association, 6.000%, 7/1/53	76,849
61,887	Federal National Mortgage Association, 6.000%, 7/1/53	64,031
56,090	Federal National Mortgage Association, 6.000%, 7/1/53	58,588
52,299	Federal National Mortgage Association, 6.000%, 7/1/53	54,034
165,381	Federal National Mortgage Association, 6.000%, 8/1/53	172,384
544,937	Federal National Mortgage Association, 6.000%, 9/1/53	560,830
71,396	Federal National Mortgage Association, 6.000%, 8/1/54	73,815
43	Federal National Mortgage Association, 6.500%, 4/1/29	45
332	Federal National Mortgage Association, 6.500%, 2/1/32	350
986	Federal National Mortgage Association, 6.500%, 3/1/32	1,023
1,697	Federal National Mortgage Association, 6.500%, 4/1/32	1,826
705	Federal National Mortgage Association, 6.500%, 8/1/32	732
8,858	Federal National Mortgage Association, 6.500%, 7/1/34	9,191
129,943	Federal National Mortgage Association, 6.500%, 3/1/53	137,112
61,024	Federal National Mortgage Association, 6.500%, 8/1/53	64,317
64,878	Federal National Mortgage Association, 6.500%, 8/1/53	68,458
50,072	Federal National Mortgage Association, 6.500%, 8/1/53	52,281
39,179	Federal National Mortgage Association, 6.500%, 8/1/53	40,976
197,484	Federal National Mortgage Association, 6.500%, 9/1/53	208,380
67,306	Federal National Mortgage Association, 6.500%, 9/1/53	70,938
79,572	Federal National Mortgage Association, 6.500%, 3/1/54	83,594
74,234	Federal National Mortgage Association, 6.500%, 6/1/54	77,289

The accompanying notes are an integral part of these financial statements.

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
63,575	Federal National Mortgage Association, 6.500%, 7/1/54	$ 66,348
142,539	Federal National Mortgage Association, 6.500%, 8/1/54	148,914
189	Federal National Mortgage Association, 7.000%, 11/1/29	198
220	Federal National Mortgage Association, 7.000%, 7/1/31	231
538	Federal National Mortgage Association, 7.000%, 1/1/32	565
98	Federal National Mortgage Association, 7.500%, 2/1/31	102
852	Federal National Mortgage Association, 8.000%, 10/1/30	890
500,000	Government National Mortgage Association, 2.000%, 1/20/56 (TBA)	413,982
500,000	Government National Mortgage Association, 2.500%, 1/20/56 (TBA)	431,211
400,000	Government National Mortgage Association, 3.000%, 1/20/56 (TBA)	359,359
200,000	Government National Mortgage Association, 3.500%, 1/20/56 (TBA)	181,976
300,000	Government National Mortgage Association, 4.500%, 1/20/55 (TBA)	292,172
600,000	Government National Mortgage Association, 5.000%, 1/20/56 (TBA)	598,582
700,000	Government National Mortgage Association, 5.500%, 1/20/56 (TBA)	706,787
600,000	Government National Mortgage Association, 6.500%, 1/20/56 (TBA)	620,203
66,704	Government National Mortgage Association I, 3.500%, 11/15/41	62,499
23,043	Government National Mortgage Association I, 3.500%, 8/15/42	21,504
8,705	Government National Mortgage Association I, 3.500%, 10/15/42	8,124
27,091	Government National Mortgage Association I, 3.500%, 1/15/45	25,282
17,852	Government National Mortgage Association I, 3.500%, 8/15/46	16,593
40,636	Government National Mortgage Association I, 4.000%, 8/15/43	39,781
55,902	Government National Mortgage Association I, 4.000%, 3/15/44	53,920
8,593	Government National Mortgage Association I, 4.000%, 9/15/44	8,313
19,900	Government National Mortgage Association I, 4.000%, 4/15/45	19,253
28,972	Government National Mortgage Association I, 4.000%, 6/15/45	28,021
3,054	Government National Mortgage Association I, 4.000%, 7/15/45	2,930
4,601	Government National Mortgage Association I, 4.000%, 8/15/45	4,422
17,294	Government National Mortgage Association I, 4.500%, 5/15/39	17,355
518	Government National Mortgage Association I, 4.500%, 8/15/41	515
2,490	Government National Mortgage Association I, 5.500%, 3/15/33	2,507
2,931	Government National Mortgage Association I, 5.500%, 7/15/33	3,017
7,539	Government National Mortgage Association I, 5.500%, 8/15/33	7,754
4,232	Government National Mortgage Association I, 5.500%, 10/15/34	4,356
861	Government National Mortgage Association I, 6.000%, 4/15/28	879
597	Government National Mortgage Association I, 6.000%, 2/15/29	606
1,286	Government National Mortgage Association I, 6.000%, 9/15/32	1,309
825	Government National Mortgage Association I, 6.000%, 10/15/32	833
5,719	Government National Mortgage Association I, 6.000%, 11/15/32	5,832
1,496	Government National Mortgage Association I, 6.000%, 11/15/32	1,517
1,664	Government National Mortgage Association I, 6.000%, 1/15/33	1,740
4,026	Government National Mortgage Association I, 6.000%, 12/15/33	4,107
2,439	Government National Mortgage Association I, 6.000%, 8/15/34	2,541
22	Government National Mortgage Association I, 6.500%, 3/15/26	22
501	Government National Mortgage Association I, 6.500%, 6/15/28	512
1,533	Government National Mortgage Association I, 6.500%, 5/15/29	1,578
528	Government National Mortgage Association I, 6.500%, 5/15/29	541
5,317	Government National Mortgage Association I, 6.500%, 7/15/31	5,666
1,612	Government National Mortgage Association I, 6.500%, 9/15/31	1,646
3,254	Government National Mortgage Association I, 6.500%, 10/15/31	3,333
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 12/31/25 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,411	Government National Mortgage Association I, 6.500%, 12/15/31	$ 1,455
583	Government National Mortgage Association I, 6.500%, 12/15/31	603
323	Government National Mortgage Association I, 6.500%, 4/15/32	335
208	Government National Mortgage Association I, 6.500%, 4/15/32	214
44	Government National Mortgage Association I, 6.500%, 6/15/32	44
757	Government National Mortgage Association I, 6.500%, 6/15/32	784
2,040	Government National Mortgage Association I, 6.500%, 7/15/32	2,072
4,534	Government National Mortgage Association I, 6.500%, 12/15/32	4,701
145	Government National Mortgage Association I, 7.000%, 9/15/27	146
1,729	Government National Mortgage Association I, 7.000%, 2/15/28	1,735
834	Government National Mortgage Association I, 7.000%, 1/15/29	851
165	Government National Mortgage Association I, 7.000%, 7/15/29	170
309	Government National Mortgage Association I, 7.000%, 7/15/29	314
334	Government National Mortgage Association I, 7.000%, 12/15/30	343
743	Government National Mortgage Association I, 7.000%, 8/15/31	773
610	Government National Mortgage Association I, 7.500%, 10/15/29	619
269,019	Government National Mortgage Association II, 2.000%, 7/20/51	222,867
364,296	Government National Mortgage Association II, 2.500%, 9/20/54	314,971
262,445	Government National Mortgage Association II, 3.000%, 6/20/52	236,122
1,893	Government National Mortgage Association II, 3.500%, 3/20/45	1,715
2,793	Government National Mortgage Association II, 3.500%, 4/20/45	2,556
11,116	Government National Mortgage Association II, 3.500%, 4/20/45	10,178
5,193	Government National Mortgage Association II, 3.500%, 4/20/45	4,750
25,853	Government National Mortgage Association II, 3.500%, 1/20/46	24,086
12,215	Government National Mortgage Association II, 3.500%, 3/20/46	11,275
48,280	Government National Mortgage Association II, 3.500%, 11/20/46	44,930
5,978	Government National Mortgage Association II, 4.000%, 8/20/39	5,801
7,607	Government National Mortgage Association II, 4.000%, 7/20/42	7,395
96,786	Government National Mortgage Association II, 4.000%, 7/20/44	93,659
9,571	Government National Mortgage Association II, 4.000%, 9/20/44	9,255
10,131	Government National Mortgage Association II, 4.000%, 3/20/46	9,787
30,321	Government National Mortgage Association II, 4.000%, 10/20/46	29,253
23,208	Government National Mortgage Association II, 4.000%, 2/20/48	22,049
29,382	Government National Mortgage Association II, 4.000%, 4/20/48	27,914
2,842	Government National Mortgage Association II, 4.500%, 9/20/41	2,861
15,496	Government National Mortgage Association II, 4.500%, 5/20/43	15,605
51,279	Government National Mortgage Association II, 4.500%, 1/20/44	51,190
35,926	Government National Mortgage Association II, 4.500%, 9/20/44	35,478
13,216	Government National Mortgage Association II, 4.500%, 10/20/44	13,169
24,947	Government National Mortgage Association II, 4.500%, 11/20/44	24,854
63,138	Government National Mortgage Association II, 4.500%, 2/20/48	62,776
98,119	Government National Mortgage Association II, 5.000%, 9/20/47	100,239
69,595	Government National Mortgage Association II, 5.500%, 9/20/52	70,832
2,994	Government National Mortgage Association II, 6.000%, 11/20/33	3,124
900,000	Government National Mortgage Association II, 6.000%, 4/20/55	918,754
267	Government National Mortgage Association II, 6.500%, 8/20/28	276
504	Government National Mortgage Association II, 6.500%, 12/20/28	521
445	Government National Mortgage Association II, 6.500%, 9/20/31	467
16	Government National Mortgage Association II, 7.000%, 5/20/26	17

The accompanying notes are an integral part of these financial statements.

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
765	Government National Mortgage Association II, 7.000%, 2/20/29	$ 786
248	Government National Mortgage Association II, 7.000%, 1/20/31	259
37	Government National Mortgage Association II, 7.500%, 8/20/27	37
16,500,000(f)	U.S. Treasury Bills, 1/8/26	16,490,449
1,297,400	U.S. Treasury Bonds, 2.250%, 2/15/52	787,157
1,258,208	U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/35	1,254,840
2,000,000	U.S. Treasury Notes, 3.875%, 7/31/27	2,011,641
	Total U.S. Government and Agency Obligations (Cost $57,451,912)	$57,043,506

Shares
	SHORT TERM INVESTMENTS — 1.8% of Net Assets
	Open-End Fund — 1.8%
2,301,182(g)	Dreyfus Government Cash Management, Institutional Shares, 3.65%	$ 2,301,182
		$2,301,182
	TOTAL SHORT TERM INVESTMENTS (Cost $2,301,182)	$2,301,182
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 105.1% (Cost $136,500,131)	$134,362,548
		Net Realized Gain (Loss) for the year ended 12/31/25	Change in Unrealized Appreciation (Depreciation) for the year ended 12/31/25	Capital Gain Distributions for the year ended 12/31/25	Dividend Income for the year ended 12/31/25	Value
	Affiliated Issuers — 4.1%
	Mutual Funds — 0.5% of Net Assets
57,939(h)	Victory Pioneer CAT Bond Fund Class R6	$—	$7,669	$—	$53,834	$ 637,332
	Closed-End Fund — 3.6% of Net Assets
473,646(i)	Pioneer ILS Interval Fund	$—	$324,337	$—	$396,548	$ 4,575,420

	Total Investments in Affiliated Issuers — 4.1% (Cost $5,226,622)					$5,212,752
Principal Amount USD ($)
	TBA Sales Commitments — (5.8)% of Net Assets
	U.S. Government and Agency Obligations — (5.8)%
(700,000)	Federal National Mortgage Association, 2.000%, 1/1/56 (TBA)	$ (565,685)
(3,100,000)	Federal National Mortgage Association, 2.500%, 1/1/56 (TBA)	(2,620,227)
(600,000)	Federal National Mortgage Association, 6.000%, 1/1/56 (TBA)	(616,036)
(1,400,000)	Federal National Mortgage Association, 6.000%, 2/1/56 (TBA)	(1,436,708)
(600,000)	Federal National Mortgage Association, 6.500%, 1/1/56 (TBA)	(623,544)
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 12/31/25 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
(1,400,000)	Federal National Mortgage Association, 6.500%, 2/1/56 (TBA)	$ (1,455,210)
(100,000)	Government National Mortgage Association, 4.000%, 1/20/56 (TBA)	(94,449)
	TOTAL TBA SALES COMMITMENTS (Proceeds $7,427,637)	$(7,411,859)

	OTHER ASSETS AND LIABILITIES — (3.4)%	$(4,396,682)
	net assets — 100.0%	$127,766,759

(TBA)	“To Be Announced” Securities.
bps	Basis Points.
CMT	Constant Maturity Treasury.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
REMICs	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At December 31, 2025, the value of these securities amounted to $42,042,692, or 32.9% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at December 31, 2025.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at December 31, 2025.
(c)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at December 31, 2025.
(d)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(g)	Rate periodically changes. Rate disclosed is the 7-day yield at December 31, 2025.
(h)	Pioneer CAT Bond Fund (the “Predecessor Fund”) reorganized with the Victory Pioneer CAT Bond Fund effective May 2, 2025 (the “Reorganization”), after the end of the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class K shares of the Predecessor Fund received Class R6.
(i)	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Victory Capital Management Inc., (the “Adviser”).
*	Senior secured ﬂoating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at December 31, 2025.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
52	U.S. 2 Year Note (CBT)	3/31/26	$10,863,751	$10,857,031	$(6,720)
95	U.S. 5 Year Note (CBT)	3/31/26	10,422,960	10,383,946	(39,014)
14	U.S. Long Bond (CBT)	3/20/26	1,637,235	1,618,312	(18,923)
106	U.S. Ultra Bond (CBT)	3/20/26	12,732,758	12,508,000	(224,758)
			$35,656,704	$35,367,289	$(289,415)

The accompanying notes are an integral part of these financial statements.

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
24	U.S. 10 Year Note (CBT)	3/20/26	$(2,716,563)	$(2,698,500)	$18,063
34	U.S. 10 Year Ultra Bond (CBT)	3/20/26	(3,932,577)	(3,910,531)	22,046
			$(6,649,140)	$(6,609,031)	$40,109
TOTAL FUTURES CONTRACTS			$29,007,564	$28,758,258	$(249,306)
CBT	Chicago Board of Trade.
SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized (Depreciation)	Market Value
3,400,000	Markit CDX North America High Yield Index Series 45	Pay	5.00%	12/20/30	$(245,473)	$(17,666)	$(263,139)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION					$(245,473)	$(17,666)	$(263,139)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.
Purchases and sales of securities (excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased) for the year ended December 31, 2025 were as follows:
	Purchases	Sales
Long-Term U.S. Government Securities	$3,277,812	$184,418
Other Long-Term Securities	$35,317,880	$52,966,937
At December 31, 2025, the net unrealized depreciation on investments based on cost for federal tax purposes of $142,155,541 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,987,529
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(4,551,993)
Net unrealized depreciation	$(2,564,464)
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 12/31/25 (continued)
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of December 31, 2025 in valuing the Portfolio’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$116,047	$—	$116,047
Asset Backed Securities	—	11,643,258	—	11,643,258
Collateralized Mortgage Obligations	—	8,055,334	—	8,055,334
Commercial Mortgage-Backed Securities	—	6,787,568	—*	6,787,568
Corporate Bonds	—	47,161,417	—*	47,161,417
Preferred Stock	414,978	—	—	414,978
Foreign Government Bonds	—	839,258	—	839,258
U.S. Government and Agency Obligations	—	57,043,506	—	57,043,506
Open-End Fund	2,301,182	—	—	2,301,182
Affiliated Closed-End Fund	4,575,420	—	—	4,575,420
Affiliated Mutual Funds	637,332	—	—	637,332
Total Investments in Securities	$7,928,912	$131,646,388	$—*	$139,575,300
Liabilities
TBA Sales Commitments	$—	$(7,411,859)	$—	$(7,411,859)
Total Liabilities	$—	$(7,411,859)	$—	$(7,411,859)
Other Financial Instruments
Net unrealized depreciation on futures contracts	$(249,306)	$—	$—	$(249,306)
Centrally cleared swap contracts^	—	(17,666)	—	(17,666)
Total Other Financial Instruments	$(249,306)	$(17,666)	$—	$(266,972)
*	Securities valued at $0.
^	Reflects the unrealized appreciation (depreciation) of the instruments.
During the year ended December 31, 2025, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Statement of Assets and Liabilities 12/31/25
ASSETS:
Investments in unaffiliated issuers, at value (cost $136,500,131)	$134,362,548
Investments in affiliated issuers, at value (cost $5,226,622)	5,212,752
Cash	6,447
Futures collateral	869,094
Swaps collateral	423,439
Due from broker for futures	46,352
Receivables —
Investment securities sold	14,500,165
Portfolio shares sold	129
Dividends	2,734
Interest	903,135
Total assets	$156,326,795
LIABILITIES:
Payables —
Investment securities purchased	$20,661,406
Portfolio shares repurchased	44,913
Trustees’ fees	57
Interest expense	11,593
Variation margin for centrally cleared swap contracts	6,447
Due to Adviser	337
Variation margin for futures contracts	46,352
TBA sales commitments, at value	7,411,859
Swap contracts, at value (premium received $245,473)	263,139
Management fees	31,528
Administrative expenses	6,127
Distribution fees	11,325
Accrued expenses	64,953
Total liabilities	$28,560,036
NET ASSETS:
Paid-in capital	$146,820,926
Distributable earnings (loss)	(19,054,167)
Net assets	$127,766,759
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class I* (based on $23,716,689/2,426,564 shares)	$9.77
Class II* (based on $104,050,070/10,620,303 shares)	$9.80

*	Pioneer Bond VCT Portfolio (the “Predecessor Portfolio”) reorganized with the Portfolio effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Portfolio is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class I and Class II shares of the Predecessor Portfolio received Class I and Class II shares of the Portfolio, respectively.
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Statement of Operations
FOR THE YEAR ENDED 12/31/25
INVESTMENT INCOME:
Interest from unaffiliated issuers (net of foreign taxes withheld $(612))	$5,881,652
Dividends from affiliated issuers	450,382
Dividends from unaffiliated issuers	95,178
Total Investment Income		$6,427,212
EXPENSES:
Management fees	$499,656
Administrative expenses	55,226
Distribution fees
Class II*	254,613
Custodian fees	775
Professional fees	64,937
Printing expense	6,220
Officers’ and Trustees’ fees	7,289
Insurance expense	2,535
Miscellaneous	1,842
Total expenses		$893,093
Less fees waived and expenses reimbursed by the Adviser		(77,896)
Net expenses		$815,197
Net investment income		$5,612,015
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$(383,364)
TBA sales commitments	102,658
Futures contracts	877,069
Swap contracts	(86,598)	$509,765
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	$4,260,638
Investments in affiliated issuers	332,006
TBA sales commitments	(53,886)
Futures contracts	64,614
Swap contracts	35,057	$4,638,429
Net realized and unrealized gain (loss) on investments		$5,148,194
Net increase in net assets resulting from operations		$10,760,209

*	Pioneer Bond VCT Portfolio (the “Predecessor Portfolio”) reorganized with the Portfolio effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Portfolio is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class I and Class II shares of the Predecessor Portfolio received Class I and Class II shares of the Portfolio, respectively.

The accompanying notes are an integral part of these financial statements.

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Statements of Changes in Net Assets
	Year Ended 12/31/25	Year Ended 12/31/24
FROM OPERATIONS:
Net investment income (loss)	$5,612,015	$6,035,968
Net realized gain (loss) on investments	509,765	(2,576,079)
Change in net unrealized appreciation (depreciation) on investments	4,638,429	371,106
Net increase in net assets resulting from operations	$10,760,209	$3,830,995
DISTRIBUTIONS TO SHAREHOLDERS:
Class I* ($0.43 and $0.39 per share, respectively)	$(1,046,761)	$(922,620)
Class II* ($0.41 and $0.37 per share, respectively)	(4,349,610)	(4,242,177)
Tax return of capital:
Class I ($— and $0.03 per share, respectively)	$—	$(85,307)
Class II ($— and $0.03 per share, respectively)	—	(392,236)
Total distributions to shareholders	$(5,396,371)	$(5,642,340)
FROM PORTFOLIO SHARE TRANSACTIONS:
Net proceeds from sales of shares	$25,045,688	$32,256,105
Reinvestment of distributions	5,396,371	5,641,963
Cost of shares repurchased	(37,410,655)	(40,231,742)
Net decrease in net assets resulting from Portfolio share transactions	$(6,968,596)	$(2,333,674)
Net decrease in net assets	$(1,604,758)	$(4,145,019)
NET ASSETS:
Beginning of year	$129,371,517	$133,516,536
End of year	$127,766,759	$129,371,517

	Year Ended 12/31/25 Shares	Year Ended 12/31/25 Amount	Year Ended 12/31/24 Shares	Year Ended 12/31/24 Amount
Class I*
Shares sold	925,459	$8,839,421	892,464	$8,465,904
Reinvestment of distributions	108,399	1,046,761	106,864	1,007,614
Less shares repurchased	(1,008,775)	(9,665,025)	(969,873)	(9,165,248)
Net increase	25,083	$221,157	29,455	$308,270
Class II*
Shares sold	1,682,206	$16,206,267	2,501,336	$23,790,201
Reinvestment of distributions	449,522	4,349,610	490,387	4,634,349
Less shares repurchased	(2,899,232)	(27,745,630)	(3,269,684)	(31,066,494)
Net decrease	(767,504)	$(7,189,753)	(277,961)	$(2,641,944)

*	Pioneer Bond VCT Portfolio (the “Predecessor Portfolio”) reorganized with the Portfolio effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Portfolio is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class I and Class II shares of the Predecessor Portfolio received Class I and Class II shares of the Portfolio, respectively.
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Financial Highlights
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Class l*
Net asset value, beginning of period	$9.36	$9.49	$9.23	$11.27	$11.78
Increase (decrease) from investment operations:
Net investment income (loss)(a)	0.45	0.45	0.41	0.28	0.24
Net realized and unrealized gain (loss) on investments	0.39	(0.16)	0.22	(1.87)	(0.20)
Net increase (decrease) from investment operations	$0.84	$0.29	$0.63	$(1.59)	$0.04
Distributions to shareholders:
Net investment income	(0.43)	(0.39)	(0.37)	(0.22)	(0.25)
Net realized gain	—	—	—	(0.21)	(0.30)
Tax return of capital	—	(0.03)	—	(0.02)	—
Total distributions	$(0.43)	$(0.42)	$(0.37)	$(0.45)	$(0.55)
Net increase (decrease) in net asset value	$0.41	$(0.13)	$0.26	$(2.04)	$(0.51)
Net asset value, end of period	$9.77	$9.36	$9.49	$9.23	$11.27
Total return(b)	9.17%	3.15%	6.96%(c)	(14.19)%	0.38%
Ratio of net expenses to average net assets	0.45%	0.48%	0.55%	0.49%	0.57%
Ratio of net investment income (loss) to average net assets	4.71%	4.80%	4.38%	2.85%	2.12%
Portfolio turnover rate	35%	53%	56%	65%	61%
Net assets, end of period (in thousands)	$23,717	$22,488	$22,519	$24,063	$33,091
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.51%	0.53%	0.59%	0.52%	0.60%
Net investment income (loss) to average net assets	4.65%	4.75%	4.34%	2.82%	2.09%

*	Pioneer Bond VCT Portfolio (the “Predecessor Portfolio”) reorganized with the Portfolio effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Portfolio is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class I and Class II shares of the Predecessor Portfolio received Class I and Class II shares of the Portfolio, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	For the year ended December 31, 2023, the Portfolio’s total return includes a reimbursement by the Adviser. The impact on Class I’s total return was less than 0.005%.
NOTE:    The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.

The accompanying notes are an integral part of these financial statements.

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Class ll*
Net asset value, beginning of period	$9.39	$9.51	$9.25	$11.30	$11.80
Increase (decrease) from investment operations:
Net investment income (loss)(a)	0.43	0.43	0.39	0.26	0.21
Net realized and unrealized gain (loss) on investments	0.39	(0.15)	0.21	(1.88)	(0.19)
Net increase (decrease) from investment operations	$0.82	$0.28	$0.60	$(1.62)	$0.02
Distributions to shareholders:
Net investment income	(0.41)	(0.37)	(0.34)	(0.20)	(0.22)
Net realized gain	—	—	—	(0.21)	(0.30)
Tax return of capital	—	(0.03)	—	(0.02)	—
Total distributions	$(0.41)	$(0.40)	$(0.34)	$(0.43)	$(0.52)
Net increase (decrease) in net asset value	$0.41	$(0.12)	$0.26	$(2.05)	$(0.50)
Net asset value, end of period	$9.80	$9.39	$9.51	$9.25	$11.30
Total return(b)	8.88%	3.01%	6.68%(c)	(14.45)%	0.22%
Ratio of net expenses to average net assets	0.70%	0.73%	0.80%	0.74%	0.82%
Ratio of net investment income (loss) to average net assets	4.44%	4.54%	4.14%	2.61%	1.86%
Portfolio turnover rate	35%	53%	56%	65%	61%
Net assets, end of period (in thousands)	$104,050	$106,883	$110,998	$118,138	$150,361
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.76%	0.78%	0.84%	0.77%	0.85%
Net investment income (loss) to average net assets	4.38%	4.49%	4.10%	2.58%	1.83%

*	Pioneer Bond VCT Portfolio (the “Predecessor Portfolio”) reorganized with the Portfolio effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Portfolio is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class I and Class II shares of the Predecessor Portfolio received Class I and Class II shares of the Portfolio, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	For the year ended December 31, 2023, the Portfolio’s total return includes a reimbursement by the Adviser. The impact on Class II’s total return was less than 0.005%.
NOTE:    The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Notes to Financial Statements 12/31/25
1.  Organization and Signiﬁcant Accounting Policies
Victory Pioneer Bond VCT Portfolio (the “Portfolio”) is one of seven portfolios comprising Victory Variable Insurance Funds II (the “Trust”), a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and the Portfolio is a diversified, open-end management investment company. The Portfolio, which commenced operations on April 1, 2025, is the successor to Pioneer Bond VCT Portfolio (the “Predecessor Portfolio”) and,accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio. The Predecessor Portfolio transferred all of the net assets of Class I and Class II shares in exchange for the Portfolio’s Class I and Class II shares, respectively, on April 1, 2025 pursuant to an agreement and plan of reorganization (the“Reorganization”) which was approved by the shareholders of the Predecessor Portfolio on March 27, 2025. Accordingly, the Reorganization, which did not result in any federal income tax to the Predecessor Portfolio or its shareholders, had no effect on the Portfolio’s operations. The Portfolio seeks current income and total return.
The Portfolio offers two classes of shares designated as Class I and Class II shares. Each class of shares represents an interest in the same portfolio of investments of the Portfolio and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses, such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Second Amended and Restated Trust Instrument of the Trust gives the Board of Trustees the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Portfolio is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class I shares.
Portfolio shares may be purchased only by insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.
Prior to April 1, 2025, Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., served as the Portfolio’s investment adviser (“Amundi US”). Effective April 1, 2025, Victory Capital Management Inc. (“Victory Capital” or the “Adviser”) serves as the Portfolio’s investment adviser (See Note 9). Prior to April 1, 2025, Amundi Distributor US, Inc., an affiliate of Amundi US, served as the Portfolio’s distributor. Effective April 1, 2025, Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Portfolio pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
The Portfolio complies with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. In accordance with Rule 18f-4, the Portfolio has established and maintains a comprehensive derivatives risk management program, has appointed a derivatives risk manager and complies with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”).
The Portfolio adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). The Portfolio’s adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio’s financial position or results of operations. The management committee of the Adviser acts as the Portfolio’s Chief Operations Decision Maker (CODM) who assesses performance and allocates resources with respect to the Portfolio. The Portfolio’s operations constitute a single operating segment and therefore, a single reportable segment, because the Portfolio has a single investment strategy as disclosed in its prospectus, against which the CODM manages the business activities using information of the Portfolio as a whole, and assesses performance of the Portfolio. The financial information provided to and reviewed by the CODM is the same as that presented within the Portfolio’s financial statements.
The Portfolio is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Portfolio to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.

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The following is a summary of signiﬁcant accounting policies followed by the Portfolio in the preparation of its ﬁnancial statements:
A.	Security Valuation
The net asset value of the Portfolio is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Fixed income securities are valued by using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities, historical trading patterns in the market for fixed income securities and/or other factors. Non-U.S. debt securities that are listed on an exchange will be valued at the bid price obtained from an independent third party pricing service. When independent third party pricing services are unable to supply prices, or when prices or market quotations are considered to be unreliable, the value of that security may be determined using quotations from one or more broker-dealers.
Loan interests are valued at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from Loan Pricing Corporation, an independent third party pricing service. If price information is not available from Loan Pricing Corporation, or if the price information is deemed to be unreliable, price information will be obtained from an alternative loan interest pricing service. If no reliable price quotes are available from either the primary or alternative pricing service, broker quotes will be solicited.
Event-linked bonds are valued at the bid price obtained from an independent third party pricing service. Other insurance-linked securities (including reinsurance sidecars, collateralized reinsurance and industry loss warranties) may be valued at the bid price obtained from an independent pricing service, or through a third party using a pricing matrix, insurance valuation models, or other fair value methods or techniques to provide an estimated value of the instrument.
Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.
The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Portfolio’s shares are determined as of such times. The Adviser may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.
Futures contracts are generally valued at the closing settlement price established by the exchange on which they are traded.
Swap contracts, including interest rate swaps, caps and floors (other than centrally cleared swap contracts), are valued at the dealer quotations obtained from reputable International Swap Dealers Association members. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.
Securities or loan interests for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Portfolio pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Portfolio’s net asset value. Examples of a significant event might include political or

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Notes to Financial Statements 12/31/25 (continued)
economic news, corporate restructurings, natural disasters, terrorist activity, tariffs, or trading halts. Thus, the valuation of the Portfolio’s securities may differ significantly from exchange prices, and such differences could be material.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend date in the exercise of reasonable diligence. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the monthly paydowns. All discounts/premiums on purchase prices of debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and such accretion/amortization is included in interest income.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Foreign Currency Translation
The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.
Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency exchange contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated on the Statement of Operations from the effects of changes in the market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.
D.	Federal Income Taxes
It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of December 31, 2025, the Portfolio did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
At December 31, 2025, the Portfolio reclassified $29,306 to increase distributable earnings and $29,306 to decrease paid-in capital to reflect permanent book/tax differences. These adjustments have no impact on net assets or the results of operations.
At December 31, 2025, the Portfolio was permitted to carry forward indefinitely $4,996,421 of short-term losses and $11,437,282 of long-term losses.
During the year ended December 31, 2025, a capital loss carryforward of $1,004,884 was utilized to offset net realized gains by the Portfolio.

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The tax character of distributions paid during the years ended December 31, 2025 and December 31, 2024, was as follows:
	2025	2024
Distributions paid from:
Ordinary income	$5,396,371	$5,164,797
Tax return of capital	—	477,543
Total	$5,396,371	$5,642,340
The following shows the components of distributable earnings (losses) on a federal income tax basis at December 31, 2025:
2025
Distributable earnings/(losses):
Capital loss carryforward	$(16,433,703)
Net unrealized depreciation	(2,564,464)
Qualified late year loss deferral	(56,000)
Total	$(19,054,167)
The difference between book-basis and tax-basis unrealized depreciation is attributable to the tax adjustments relating to tax deferral of losses on wash sales, premium and amortization, perpetual bond adjustments, and the mark to market of futures contracts and credit default swaps.
E.	Portfolio Shares and Class Allocations
The Portfolio records sales and repurchases of its shares as of trade date. Distribution fees for Class II shares are calculated based on the average daily net asset value attributable to Class II shares of the Portfolio (see Note 5). Class I shares do not pay distribution fees.
Income, common expenses (excluding transfer agent and distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of shares based on its respective percentage of the adjusted net assets at the beginning of the day.
All expenses and fees paid to the Portfolio’s transfer agent for its services are allocated between the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
The Portfolio declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions paid by the Portfolio with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class I and Class II shares can reflect different transfer agent and distribution expense rates. Dividends and distributions to shareholders are recorded on the ex-dividend date.
F.	Risks
The value of securities held by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates may increase. These circumstances could adversely affect the value and liquidity of the Portfolio’s investments and negatively impact the Portfolio’s performance.
Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Following the commencement of the conflict in Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.

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Notes to Financial Statements 12/31/25 (continued)
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, China enters into military conflict with Taiwan, the Philippines or another neighbor, or other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Portfolio’s assets may go down.
At times, the Portfolio’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Portfolio more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
The Portfolio’s investments in foreign markets and countries with limited developing markets may subject the Portfolio to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets, and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Portfolio’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
In response to the military conflict in Ukraine commencing in 2022, the United States and other countries issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Portfolio investments, on Portfolio performance and the value of an investment in the Portfolio, particularly with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.
Normally, the Portfolio invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in debt securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, investment grade debt securities (including convertible debt) of corporate or other issuers and cash, cash equivalents and other short-term holdings.
The market prices of the Portfolio’s fixed income securities may fluctuate significantly when interest rates change. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. For example, if interest rates increase by 1%, the value of a Portfolio’s portfolio with a portfolio duration of ten years would be expected to decrease by 10%, all other things being equal. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities. The maturity of a security may be significantly longer than its effective duration. A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally, such as changes in credit quality or in the yield premium that the market may establish for certain types of securities (sometimes called “credit spread”). In general, the longer its maturity the more a security may be susceptible to these factors. When the credit spread for a fixed income security goes up, or “widens”, the value of the security will generally go down.

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

If an issuer or guarantor of a security held by the Portfolio or a counterparty to a financial contract with the Portfolio defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will typically decline. Changes in actual or perceived creditworthiness may occur quickly. The Portfolio could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty.
The Portfolio invests in below-investment-grade (high-yield) debt securities and preferred stocks. Some of these high-yield securities may be convertible into equity securities of the issuer. Debt securities rated below-investment-grade are commonly referred to as “junk bonds” and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. These securities involve greater risk of loss, are subject to greater price volatility, and may be less liquid and more difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities.
The Portfolio may invest in mortgage-related and asset-backed securities. The value of mortgage-related and asset-backed securities will be influenced by factors affecting the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities tend to be more sensitive to changes in interest rate than other types of debt securities. These securities are also subject to prepayment and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default. The risk of such defaults is generally higher in the case of mortgage-backed investments offered by non-governmental issuers and those that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less available information than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the Portfolio may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.
The Portfolio may invest in credit risk transfer securities. Credit risk transfer securities are unguaranteed and unsecured debt securities issued by government sponsored enterprises and therefore are not directly linked to or backed by the underlying mortgage loans. As a result, in the event that a government sponsored enterprise fails to pay principal or interest on its credit risk transfer securities or goes through a bankruptcy, insolvency or similar proceeding, holders of such credit risk transfer securities have no direct recourse to the underlying mortgage loans and will generally receive recovery on par with other unsecured note holders in such a scenario. The risks associated with an investment in credit risk transfer securities are different than the risks associated with an investment in mortgage-backed securities issued by Fannie Mae and Freddie Mac, or other government sponsored enterprise or issued by a private issuer, because some or all of the mortgage default or credit risk associated with the underlying mortgage loans is transferred to investors. As a result, investors in these securities could lose some or all of their investment in these securities if the underlying mortgage loans default.
The Portfolio may invest in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.
With the increased use of technologies such as the Internet to conduct business, the Portfolio is susceptible to operational, information security and related risks. While the Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Portfolio cannot control the cybersecurity plans and systems put in place by service providers to the Portfolio such as the Portfolio’s custodian and accounting agent, and the Portfolio’s transfer agent. In addition, many beneficial owners of Portfolio shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Portfolio nor the Adviser exercises control. Each of these intermediaries may in turn rely on their service providers, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser, service providers or intermediaries may cause disruptions and impact business operations. This may cause financial losses; interference with the Portfolio’s ability to calculate its net asset value; impediments to trading; the inability of Portfolio shareholders to effect share purchases; redemptions or exchanges or receive distributions; loss of or unauthorized access to private shareholder information; and violations of applicable privacy; and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.

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Notes to Financial Statements 12/31/25 (continued)
The Portfolio’s prospectus contains unaudited information regarding the Portfolio’s principal risks. Please refer to that document when considering the Portfolio’s principal risks.
G.	Restricted Securities
Restricted Securities are subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933. Private placement securities are generally considered to be restricted except for those securities traded between qualiﬁed institutional investors under the provisions of Rule 144A of the Securities Act of 1933.
Disposal of restricted investments may involve negotiations and expenses, and prompt sale at an acceptable price may be difﬁcult to achieve. There were no restricted investments held by the Portfolio at December 31, 2025.
H.	Insurance-Linked Securities (“ILS”)
The Portfolio invests in ILS. The Portfolio could lose a portion or all of the principal it has invested in an ILS, and the right to additional interest or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as deﬁned within the terms of an insurance-linked security. Trigger events, generally, are hurricanes, earthquakes, or other natural events of a speciﬁc size or magnitude that occur in a designated geographic region during a speciﬁed time period, and/or that involve losses or other metrics that exceed a speciﬁc amount. There is no way to accurately predict whether a trigger event will occur, and accordingly, ILS carry signiﬁcant risk. The Portfolio is entitled to receive principal, and interest and/or dividend payments so long as no trigger event occurs of the description and magnitude speciﬁed by the instrument. In addition to the speciﬁed trigger events, ILS may expose the Portfolio to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
The Portfolio’s investments in ILS may include event-linked bonds. ILS also may include special purpose vehicles (“SPVs”) or similar instruments structured to comprise a portion of a reinsurer’s catastrophe-oriented business, known as quota share instruments (sometimes referred to as reinsurance sidecars), or to provide reinsurance relating to speciﬁc risks to insurance or reinsurance companies through a collateralized instrument, known as collateralized reinsurance.
Structured reinsurance investments also may include industry loss warranties (“ILWs”). A traditional ILW takes the form of a bilateral reinsurance contract, but there are also products that take the form of derivatives, collateralized structures, or exchange-traded instruments.
Where the ILS are based on the performance of underlying reinsurance contracts, the Portfolio has limited transparency into the individual underlying contracts, and therefore must rely upon the risk assessment and sound underwriting practices of the issuer. Accordingly, it may be more difficult for the Adviser to fully evaluate the underlying risk profile of the Portfolio’s structured reinsurance investments, and therefore the Portfolio’s assets are placed at greater risk of loss than if the Adviser had more complete information. Structured reinsurance instruments generally will be considered illiquid securities by the Portfolio. These securities may be difficult to purchase, sell or unwind. Illiquid securities also may be difficult to value. If the Portfolio is forced to sell an illiquid asset, the Portfolio may be forced to sell at a loss.
Additionally, the Portfolio may gain exposure to ILS by investing in a closed-end interval fund, Pioneer ILS Interval Fund, an affiliate of the Adviser. The Portfolio’s investment in Pioneer ILS Interval Fund at December 31, 2025 is listed in the Schedule of Investments.
I.	TBA Purchases and Sales Commitments
The Portfolio may enter into to-be-announced (TBA) purchases or sales commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the Portfolio are not identified at the trade date; however, the securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The Portfolio may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the Portfolio maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the Portfolio maintains an entitlement to the security to be sold.

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

To mitigate counterparty risk, the Portfolio has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Portfolio’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral received, if any, from such counterparty. As of December 31, 2025, no collateral was pledged or paid by the Portfolio..
J.	Futures Contracts
The Portfolio may enter into futures transactions in order to attempt to hedge against changes in interest rates, securities prices and currency exchange rates or to seek to increase total return. Futures contracts are types of derivatives.
All futures contracts entered into by the Portfolio are traded on a futures exchange. Upon entering into a futures contract, the Portfolio is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirements of the associated futures exchange. The amount of cash deposited with the broker as collateral at December 31, 2025 is recorded as “Futures collateral” on the Statement of Assets and Liabilities.
Subsequent payments for futures contracts (“variation margin”) are paid or received by the Portfolio, depending on the daily fluctuation in the value of the contracts, and are recorded by the Portfolio as unrealized appreciation or depreciation. Cash received from or paid to the broker related to previous margin movement is held in a segregated account at the broker and is recorded as either “Due from broker for futures” or “Due to broker for futures” on the Statement of Assets and Liabilities. When the contract is closed, the Portfolio realizes a gain or loss equal to the difference between the opening and closing value of the contract as well as any fluctuation in foreign currency exchange rates where applicable. Futures contracts are subject to market risk, interest rate risk and currency exchange rate risk. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. With futures, there is reduced counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
The average notional values of long position and short position futures contracts during the year ended December 31, 2025 were $38,120,798 and $4,053,534, respectively. Open futures contracts outstanding at December 31, 2025 are listed in the Schedule of Investments.
K.	Credit Default Swap Contracts
A credit default swap is a contract between a buyer of protection and a seller of protection against a pre-defined credit event or an underlying reference obligation, which may be a single security or a basket or index of securities. The Portfolio may buy or sell credit default swap contracts to seek to increase the Portfolio’s income, or to attempt to hedge the risk of default on portfolio securities. A credit default swap index is used to hedge risk or take a position on a basket of credit entities or indices.
As a seller of protection, the Portfolio would be required to pay the notional (or other agreed-upon) value of the referenced debt obligation to the counterparty in the event of a default by a U.S. or foreign corporate issuer of a debt obligation, which would likely result in a loss to the Portfolio. In return, the Portfolio would receive from the counterparty a periodic stream of payments during the term of the contract, provided that no event of default occurred. The maximum exposure of loss to the seller would be the notional value of the credit default swaps outstanding. If no default occurs, the Portfolio would keep the stream of payments and would have no payment obligation. The Portfolio may also buy credit default swap contracts in order to hedge against the risk of default of debt securities, in which case the Portfolio would function as the counterparty referenced above.
As a buyer of protection, the Portfolio makes an upfront or periodic payment to the protection seller in exchange for the right to receive a contingent payment. An upfront payment made by the Portfolio, as the protection buyer, is recorded within the “Swap contracts, at value” line item on the Statement of Assets and Liabilities. Periodic payments received or paid by the Portfolio are recorded as realized gains or losses on the Statement of Operations.
Credit default swap contracts are marked-to-market daily using valuations supplied by independent sources, and the change in value, if any, is recorded within the “Swap contracts, at value” line item on the Statement of Assets and Liabilities. Payments received or made as a result of a credit event or upon termination of the contract are recognized, net of the appropriate amount of the upfront payment, as realized gains or losses on the Statement of Operations.

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Notes to Financial Statements 12/31/25 (continued)
Credit default swap contracts involving the sale of protection may involve greater risks than if the Portfolio had invested in the referenced debt instrument directly. Credit default swap contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Portfolio is a protection buyer and no credit event occurs, it will lose its investment. If the Portfolio is a protection seller and a credit event occurs, the value of the referenced debt instrument received by the Portfolio, together with the periodic payments received, may be less than the amount the Portfolio pays to the protection buyer, resulting in a loss to the Portfolio. In addition, obligations under sell protection credit default swaps may be partially offset by net amounts received from settlement of buy protection credit default swaps entered into by the Portfolio for the same reference obligation with the same counterparty.
The Portfolio may invest in credit default swap index products ("CDX"). A CDX is a swap on an index of credit default swaps. CDXs allow an investor to manage credit risk or take a position on a basket of credit entities (such as credit default swaps or commercial mortgage-backed securities) in a more efficient manner than transacting in a single-name credit default swap. If a credit event occurs in one of the underlying companies, the protection is paid out via the delivery of the defaulted bond by the buyer of protection in return for a payment of notional value of the defaulted bond by the seller of protection or it may be settled through a cash settlement between the two parties. The underlying company is then removed from the index. If the Portfolio holds a long position in a CDX, the Portfolio would indirectly bear its proportionate share of any expenses paid by a CDX. A fund holding a long position in CDXs typically receives income from principal or interest paid on the underlying securities. By investing in CDXs, the Portfolio could be exposed to liquidity risk, counterparty risk, credit risk of the issuers of the underlying loan obligations and of the CDX markets, and operational risks. If there is a default by the CDX counterparty, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction. CDXs also bear the risk that the Portfolio will not be able to meet its obligation to the counterparty.
Certain swap contracts that are cleared through a central clearinghouse are referred to as centrally cleared swaps. All payments made or received by the Portfolio are pursuant to a centrally cleared swap contract with the central clearing party rather than the original counterparty. Upon entering into a centrally cleared swap contract, the Portfolio is required to make an initial margin deposit, either in cash or in securities. The daily change in value on open centrally cleared contracts is recorded as “Variation margin for centrally cleared swap contracts” on the Statement of Assets and Liabilities. Cash received from or paid to the broker related to previous margin movement is held in a segregated account at the broker and is recorded as either “Due from broker for swaps” or “Due to broker for swaps” on the Statement of Assets and Liabilities. The amount of cash deposited with a broker as collateral at December 31, 2025 is recorded as “Swaps collateral” on the Statement of Assets and Liabilities.
The average notional value of credit default swap contracts buy protection open during the year ended December 31, 2025 was $4,368,000. Open credit default swap contracts at December 31, 2025 are listed in the Schedule of Investments.
2.  Investment Advisory Agreement
The Adviser manages the Portfolio. Management fees payable under the Portfolio’s Investment Advisory Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.40% of the Portfolio’s average daily net assets. Prior to the Reorganization, Amundi Asset Management US, Inc. (“Amundi US”) served as the investment adviser of the Predecessor Portfolio. Under an investment management agreement with Amundi US, the Predecessor Portfolio paid management fees at the annual rate 0.40% of the Portfolio’s average daily net assets. For the year ended December 31, 2025, the effective management fee (excluding waivers and/or assumption of expenses and waiver of acquired fund fees and expenses) was equivalent to 0.40% of the Portfolio’s average daily net assets.
The Adviser has agreed to waive its management fee with respect to any portion of the Portfolio’s assets invested in Pioneer ILS Interval Fund and the Victory Pioneer CAT Bond Fund, affiliated funds managed by the Adviser. For the year ended December 31, 2025, the Adviser waived $77,896 in management fees with respect to the Portfolio, which is reflected on the Statement of Operations as an expense waiver.
Effective April 1, 2025, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, acquired fund fees and expenses, and brokerage commissions) do not exceed 0.48% and 0.73% of the Portfolio’s Class I and Class II shares, respectively. These expense limitations are in effect through April 1, 2028. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to two years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Portfolio’s Board of Trustees.

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Prior to the Reorganization, Amundi US contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all Portfolio expenses other than taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, such as litigation) of the Portfolio to the extent required to reduce Portfolio expenses to 0.62% of the average daily net assets attributable to Class I shares. Class II shares expenses would be reduced only to the extent portfolio-wide expenses were reduced for Class I shares. Fees waived and expenses reimbursed during the year ended December 31, 2025 are reflected on the Statement of Operations.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $31,528 in management fees payable to the Adviser at December 31, 2025.
Effective April 1, 2025, Victory Capital also serves as the Portfolio’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, Victory Capital is paid an administration and servicing fee based on a percentage of the average daily net assets of the Portfolio. The tiered rates at which Victory Capital is paid by the Portfolio are shown in the table below:
Net Assets
Up to $15 billion	$15 billion to $30 billion	$30 billion to $85 billion	In excess of $85 billion
0.08%	0.05%	0.04%	0.03%
Amounts incurred for the year ended December 31, 2025, are reflected on the Statement of Operations in Administration expenses.
During the annual reporting period covered by this report, Bank of New York Mellon (“BNY”) acted as sub-administrator and sub-fund accountant to the Portfolio pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between Victory Capital and BNY (see Note 10). Victory Capital paid BNY a fee for providing these services.
The Portfolio reimburses Victory Capital and reimbursed BNY for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Portfolio. Amounts incurred for the year ended December 31, 2025, are reflected on the Statement of Operations as Administration expenses.
3.  Compensation of Officers and Trustees
The Portfolio pays an annual fee to its Trustees. The Adviser reimburses the Portfolio for fees paid to the Interested Trustees. Except for the chief compliance officer, the Portfolio does not pay any salary or other compensation to its officers. The Portfolio pays a portion of the chief compliance officer’s compensation for his services as the Portfolio’s chief compliance officer. The Adviser pays the remaining portion of the chief compliance officer’s compensation. For the year ended December 31, 2025, the Portfolio and the Predecessor Portfolio paid $7,289 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At December 31, 2025, on its Statement of Assets and Liabilities, the Portfolio had a payable for Trustees’ fees of $57 and a payable for administrative expenses of $6,127, which includes the payable for Officers’ compensation.
4.  Transfer Agent
During the annual reporting period covered by this report, BNY Mellon Investment Servicing (US) Inc. served as the transfer agent to the Portfolio at negotiated rates (see Note 10). Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Portfolio’s omnibus relationship contracts.
5.  Distribution Plan
The Portfolio has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to Class II shares. Pursuant to the Plan, the Portfolio pays the Distributor a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate the Distributor for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by the Distributor in connection with the Portfolio’s Class II shares. Reflected on the Statement of Assets and Liabilities is $11,325 in distribution fees payable to the Distributor at December 31, 2025.

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Notes to Financial Statements 12/31/25 (continued)
6.  Additional Disclosures about Derivative Instruments and Hedging Activities
The Portfolio’s use of derivatives may enhance or mitigate the Portfolio’s exposure to the following risks:
Interest rate risk relates to the ﬂuctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.
Credit risk relates to the ability of the issuer of a ﬁnancial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.
Foreign exchange rate risk relates to ﬂuctuations in the value of an asset or liability due to changes in currency exchange rates.
Equity risk relates to the ﬂuctuations in the value of ﬁnancial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange rate risk), whether caused by factors speciﬁc to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Commodity risk relates to the risk that the value of a commodity or commodity index will ﬂuctuate based on increases or decreases in the commodities market and factors speciﬁc to a particular industry or commodity.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at December 31, 2025, was as follows:
Statement of Assets and Liabilities	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Liabilities
Net unrealized depreciation on futures contracts^	$249,306	$—	$—	$—	$—
Centrally cleared swap contracts†	—	17,666	—	—	—
Total Value	$249,306	$17,666	$—	$—	$—

^	Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the assets and/or liabilities on the Statement of Assets and Liabilities.
†	Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure at December 31, 2025 was as follows:
Statement of Operations	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Net Realized Gain (Loss) on
Futures contracts	$877,069	$—	$—	$—	$—
Swap contracts	—	(86,598)	—	—	—
Total Value	$877,069	$(86,598)	$—	$—	$—
Change in Net Unrealized Appreciation (Depreciation) on
Futures contracts	$64,614	$—	$—	$—	$—
Swap contracts	—	35,057	—	—	—
Total Value	$64,614	$35,057	$—	$—	$—

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

7.  Unfunded Loan Commitments
The Portfolio may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Portfolio is obliged to provide funding to the borrower upon demand. A fee is earned by the Portfolio on the unfunded loan commitment and is recorded as interest income on the Statement of Operations. Unfunded loan commitments are fair valued in accordance with the valuation policy described in Note 1A and unrealized appreciation or depreciation, if any, is recorded on the Statement of Assets and Liabilities.
As of December 31, 2025, the Portfolio had no unfunded loan commitments outstanding.
8.  Affiliated Issuers
An affiliated issuer is a company in which the Portfolio has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares or any company which is under common ownership or control. At December 31, 2025, the value of the Portfolio’s investment in afﬁliated issuers was $5,212,752, which represents 4.1% of the Portfolio’s net assets.
Transactions in afﬁliated issuers by the Portfolio for the year ended December 31, 2025 were as follows:
Name of the Affiliated Issuer	Value at December 31, 2024	Purchases Costs	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain/(Loss)	Dividends Received and Reinvested	Sales Proceeds	Shares held at December 31, 2025	Value at December 31, 2025
Pioneer ILS Interval Fund	$3,854,535	$—	$324,337	$—	$396,548	$—	473,646	$4,575,420
Victory Pioneer CAT Bond Fund	$—	$575,829	$7,669	$—	$53,834	$—	57,939	$637,332
Total	3,854,535	575,829	332,006	—	450,382	—	531,585	5,212,752
Annual and semi-annual shareholder reports for the underlying Pioneer funds are available on the funds’ web page(s) at vcm.com.

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Notes to Financial Statements 12/31/25 (continued)
9.  Reorganization
On April 1, 2025 (the “Closing Date”), the Predecessor Portfolio was reorganized with the Portfolio (the “Reorganization”).Under the terms of an Agreement and Plan of Reorganization, the Predecessor Portfolio transferred all of its assets and liabilities (other than certain securities that were subject to restriction on transfer) in exchange for shares of the Portfolio equal in value to those assets and liabilities. The Reorganization was structured so that the transfer of assets and liabilities did not result in federal tax liability to the Predecessor Portfolio or its shareholders. Shareholders holding Class I and Class II shares of the Predecessor Portfolio received Class I and Class II shares of the Portfolio, respectively, in the Reorganization. The investment portfolio of the Predecessor Portfolio, with an aggregate value of $135,052,988 and an identified cost of $139,965,468 at April 1, 2025, was the principal asset acquired by the Portfolio. The Predecessor Portfolio was the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio.
10.  Subsequent Event
On September 30, 2025, the Board upon the recommendation of the Adviser, approved a change in the Portfolio's custodian, sub-administrator, sub-fund accountant, and transfer agent to be effective at the close of business on or about February 6, 2026 (the “Effective Date”). After the Effective Date, Citibank, N.A. will serve as the custodian of the Portfolio, Citi Fund Services Ohio, Inc. will serve as sub-administrator and sub-fund accountant of the Portfolio and FIS Investor Services LLC will serve as transfer agent of the Portfolio.

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Victory Variable Insurance Funds II (formerly Pioneer Variable Contracts Trust) and the Shareholders of Victory Pioneer Bond VCT Portfolio (formerly Pioneer Bond VCT Portfolio):
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Victory Pioneer Bond VCT Portfolio (formerly Pioneer Bond VCT Portfolio) (the “Fund”) (one of the funds constituting Victory Variable Insurance Funds II) (formerly Pioneer Variable Contracts Trust), including the schedule of investments, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets and financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the years ended December 31, 2023, 2022, and 2021 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated February 20, 2024.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 18, 2026
We have served as the auditor of one or more of the Pioneer investment companies since 2024.

Victory Pioneer Bond VCT Portfolio	Victory Variable Insurance Funds II

Additional Information (unaudited)
Qualified interest income is exempt from nonresident alien (NRA) tax withholding. The percentage of the Portfolio’s ordinary income distributions derived from qualified interest income was 75.64%.
Results of Special Shareholder Meeting
A Special Shareholder Meeting of Pioneer Bond VCT Portfolio was held on March 27, 2025 to approve an Agreement and Plan of Reorganization pursuant to which Pioneer Bond VCT Portfolio reorganized into Victory Pioneer Bond VCT Portfolio.
The voting results were as follows:

Fund	Total Voted	Votes For	Votes Against	Votes Abstained
Pioneer Bond VCT Portfolio	12,300,241	10,691,746	783,597	824,898

Proxy Voting Policies and Procedures of the Portfolio are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Portfolio voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareholders at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission’s web site at www.sec.gov.
18656-AFR-0226

Victory Variable Insurance Funds II
Victory Pioneer Select Mid Cap Growth

VCT Portfolio*
(successor to Pioneer Select Mid Cap Growth VCT Portfolio) *
Annual: Full Financials | December 31, 2025
* Effective April 1, 2025, during the annual reporting period covered by this report, Pioneer Select Mid Cap Growth VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer Select Mid Cap Growth VCT Portfolio (the “Reorganization”). The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of Victory Pioneer Select Mid Cap Growth VCT Portfolio.
Please refer to your contract prospectus to determine the applicable share class offered under your contract.

Victory Variable Insurance Funds II

Victory Pioneer Select Mid Cap Growth VCT Portfolio
This report is authorized for distribution only when preceded or accompanied by a prospectus for the Portfolio being offered.
Victory Variable Insurance Funds II files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at www.sec.gov.

Victory Pioneer Select Mid Cap Growth VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 12/31/25
Shares		Value
	UNAFFILIATED ISSUERS — 100.0%
	Common Stocks — 99.9% of Net Assets
	Aerospace & Defense — 3.1%
2,746(a)	Axon Enterprise, Inc.	$ 1,559,536
4,057	BWX Technologies, Inc.	701,212
11,434(a)	Tkms AG& Co. KGaA	888,201
	Total Aerospace & Defense	$3,148,949
	Biotechnology — 6.4%
2,132(a)	Alnylam Pharmaceuticals, Inc.	$ 847,790
11,402(a)	Insmed, Inc.	1,984,404
9,828(a)	Natera, Inc.	2,251,497
30,316(a)	Vaxcyte, Inc.	1,398,780
	Total Biotechnology	$6,482,471
	Broadline Retail — 0.8%
7,618(a)	Ollie's Bargain Outlet Holdings, Inc.	$ 835,009
	Total Broadline Retail	$835,009
	Building Products — 0.9%
8,675(a)	Builders FirstSource, Inc.	$ 892,571
	Total Building Products	$892,571
	Capital Markets — 9.3%
5,497	Evercore, Inc., Class A	$ 1,870,354
37,302	Marex Group Plc	1,430,905
22,725(a)	Miami International Holdings, Inc.	1,008,536
2,464	MSCI, Inc.	1,413,671
14,810(a)	Robinhood Markets, Inc., Class A	1,675,011
12,159	StepStone Group, Inc., Class A	780,243
11,473	Tradeweb Markets, Inc., Class A	1,233,806
	Total Capital Markets	$9,412,526
	Commercial Services & Supplies — 1.3%
22,783	Rollins, Inc.	$ 1,367,436
	Total Commercial Services & Supplies	$1,367,436
	Communications Equipment — 0.5%
1,244	Motorola Solutions, Inc.	$ 476,850
	Total Communications Equipment	$476,850
	Consumer Finance — 0.4%
9,127(a)	Figure Technology Solutions, Inc., Class A	$ 372,747
	Total Consumer Finance	$372,747
	Consumer Staples Distribution & Retail — 0.9%
10,254(a)	BJ’s Wholesale Club Holdings, Inc.	$ 923,168
	Total Consumer Staples Distribution & Retail	$923,168
	Electric Utilities — 2.2%
14,176	NRG Energy, Inc.	$ 2,257,386
	Total Electric Utilities	$2,257,386
	Electrical Equipment — 8.0%
4,020(a)	Generac Holdings, Inc.	$ 548,207
8,956	Regal Rexnord Corp.	1,256,706
2
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Select Mid Cap Growth VCT Portfolio	Victory Variable Insurance Funds II

Shares		Value
	Electrical Equipment — (continued)
23,704(a)	Siemens Energy AG	$ 3,353,976
18,262	Vertiv Holdings Co., Class A	2,958,627
	Total Electrical Equipment	$8,117,516
	Electronic Equipment, Instruments & Components — 4.3%
12,090	Amphenol Corp., Class A	$ 1,633,843
23,627(a)	Flex, Ltd.	1,427,543
10,787(a)	Novanta, Inc.	1,283,545
	Total Electronic Equipment, Instruments & Components	$4,344,931
	Entertainment — 2.9%
16,329(a)	ROBLOX Corp., Class A	$ 1,323,139
2,865(a)	Spotify Technology S.A.	1,663,734
	Total Entertainment	$2,986,873
	Ground Transportation — 1.2%
12,625(a)	Lyft, Inc., Class A	$ 244,546
3,112(a)	Saia, Inc.	1,016,130
	Total Ground Transportation	$1,260,676
	Health Care Equipment & Supplies — 3.4%
3(a)	Inspire Medical Systems, Inc.	$ 277
4,267(a)	Insulet Corp.	1,212,852
3,519(a)	Penumbra, Inc.	1,094,092
4,894	ResMed, Inc.	1,178,818
	Total Health Care Equipment & Supplies	$3,486,039
	Health Care Providers & Services — 3.7%
8,158(a)	Guardant Health, Inc.	$ 833,258
3,573	McKesson Corp.	2,930,896
	Total Health Care Providers & Services	$3,764,154
	Health Care Technology — 1.1%
5,242(a)	Veeva Systems, Inc., Class A	$ 1,170,172
	Total Health Care Technology	$1,170,172
	Hotels, Restaurants & Leisure — 10.6%
23,653(a)	Chipotle Mexican Grill, Inc.	$ 875,161
4,361(a)	DoorDash, Inc., Class A	987,679
16,987(a)	DraftKings, Inc., Class A	585,372
60,159(a)	Genius Sports, Ltd.	662,952
6,158	Marriott International, Inc., Class A	1,910,458
12,939(a)	Planet Fitness, Inc., Class A	1,403,494
8,837	Royal Caribbean Cruises, Ltd.	2,464,816
25,778(a)	Viking Holdings, Ltd.	1,840,807
	Total Hotels, Restaurants & Leisure	$10,730,739
	Household Durables — 1.4%
3,346(a)	TopBuild Corp.	$ 1,395,918
	Total Household Durables	$1,395,918
	Independent Power and Renewable Electricity Producers — 0.8%
2,147(a)	Talen Energy Corp.	$ 804,781
	Total Independent Power and Renewable Electricity Producers	$804,781
The accompanying notes are an integral part of these financial statements.
3

Victory Pioneer Select Mid Cap Growth VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 12/31/25 (continued)
Shares		Value
	Interactive Media & Services — 0.6%
24,705(a)	Pinterest, Inc., Class A	$ 639,612
	Total Interactive Media & Services	$639,612
	IT Services — 5.7%
17,689(a)	Cloudflare, Inc., Class A	$ 3,487,387
5,415(a)	MongoDB, Inc.	2,272,621
	Total IT Services	$5,760,008
	Life Sciences Tools & Services — 1.5%
4,428	Agilent Technologies, Inc.	$ 602,518
5,870(a)	Repligen Corp.	961,858
	Total Life Sciences Tools & Services	$1,564,376
	Media — 0.3%
9,341(a)	Trade Desk, Inc., Class A	$ 354,584
	Total Media	$354,584
	Metals & Mining — 0.9%
81,816	thyssenkrupp AG	$ 891,697
	Total Metals & Mining	$891,697
	Oil, Gas & Consumable Fuels — 2.5%
37,785(a)	Comstock Resources, Inc.	$ 875,856
4,709	Expand Energy Corp.	519,685
18,608	Williams Cos., Inc.	1,118,527
	Total Oil, Gas & Consumable Fuels	$2,514,068
	Pharmaceuticals — 1.0%
42,120(a)	Edgewise Therapeutics, Inc.	$ 1,045,208
	Total Pharmaceuticals	$1,045,208
	Professional Services — 1.9%
4,548	Thomson Reuters Corp.	$ 599,836
6,131	Verisk Analytics, Inc.	1,371,443
	Total Professional Services	$1,971,279
	Semiconductors & Semiconductor Equipment — 4.8%
10,685(a)	Advanced Micro Devices, Inc.	$ 2,288,300
4,809(a)	Astera Labs, Inc.	800,025
10,204(a)	Credo Technology Group Holding, Ltd.	1,468,253
3,659	Marvell Technology, Inc.	310,942
	Total Semiconductors & Semiconductor Equipment	$4,867,520
	Software — 7.1%
3,314(a)	AppLovin Corp., Class A	$ 2,233,040
16,598(a)	Datadog, Inc., Class A	2,257,162
1,986(a)	HubSpot, Inc.	796,982
2,408(a)	Monday.com, Ltd.	355,324
10,952(a)	Procore Technologies, Inc.	796,648
22,518(a)	Samsara, Inc., Class A	798,263
	Total Software	$7,237,419
	Specialized REITs — 0.6%
7,074	Iron Mountain, Inc.	$ 586,788
	Total Specialized REITs	$586,788
4
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Select Mid Cap Growth VCT Portfolio	Victory Variable Insurance Funds II

Shares		Value
	Specialty Retail — 3.3%
297(a)	AutoZone, Inc.	$ 1,007,276
7,545	Ross Stores, Inc.	1,359,156
19,234	Tractor Supply Co.	961,892
	Total Specialty Retail	$3,328,324
	Technology Hardware, Storage & Peripherals — 3.8%
7,429(a)	Sandisk Corp.	$ 1,763,496
12,016	Western Digital Corp.	2,069,996
	Total Technology Hardware, Storage & Peripherals	$3,833,492
	Textiles, Apparel & Luxury Goods — 0.6%
15,578(a)	Birkenstock Holding Plc	$ 637,140
	Total Textiles, Apparel & Luxury Goods	$637,140
	Trading Companies & Distributors — 2.1%
2,114	WW Grainger, Inc.	$ 2,133,132
	Total Trading Companies & Distributors	$2,133,132
	Total Common Stocks (Cost $62,327,166)	$101,595,559

	SHORT TERM INVESTMENTS — 0.1% of Net Assets
	Open-End Fund — 0.1%
45,096(b)	Dreyfus Government Cash Management, Institutional Shares, 3.65%	$ 45,096
		$45,096
	TOTAL SHORT TERM INVESTMENTS (Cost $45,096)	$45,096
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.0% (Cost $62,372,262)	$101,640,655
	OTHER ASSETS AND LIABILITIES — 0.0%†	$32,948
	net assets — 100.0%	$101,673,603

REIT	Real Estate Investment Trust.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at December 31, 2025.
Purchases and sales of securities (excluding short-term investments and all derivative contracts except for options purchased) for the year ended December 31, 2025, aggregated $62,509,859 and $74,561,187, respectively.
At December 31, 2025, the net unrealized appreciation on investments based on cost for federal tax purposes of $64,482,108 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$41,948,772
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(4,790,225)
Net unrealized appreciation	$37,158,547
The accompanying notes are an integral part of these financial statements.
5

Victory Pioneer Select Mid Cap Growth VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 12/31/25 (continued)
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of December 31, 2025 in valuing the Portfolio’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$101,595,559	$—	$—	$101,595,559
Open-End Fund	45,096	—	—	45,096
Total Investments in Securities	$101,640,655	$—	$—	$101,640,655
During the year ended December 31, 2025, there were no transfers in or out of Level 3.
6
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Select Mid Cap Growth VCT Portfolio	Victory Variable Insurance Funds II

Statement of Assets and Liabilities 12/31/25
ASSETS:
Investments in unaffiliated issuers, at value (cost $62,372,262)	$101,640,655
Foreign currencies, at value (cost $28)	28
Receivables —
Investment securities sold	222,503
Portfolio shares sold	7,361
Dividends	27,837
Other assets	20,606
Total assets	$101,918,990
LIABILITIES:
Payables —
Investment securities purchased	$108,553
Portfolio shares repurchased	3,405
Trustees’ fees	75
Professional fees	41,453
Due to Adviser	933
Management fees	80,145
Administrative expenses	4,983
Accrued expenses	5,840
Total liabilities	$245,387
NET ASSETS:
Paid-in capital	$49,280,603
Distributable earnings	52,393,000
Net assets	$101,673,603
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class I* (based on $101,673,603/3,466,012 shares)	$29.33

*	Pioneer Select Mid Cap Growth VCT Portfolio (the “Predecessor Portfolio”) reorganized with the Portfolio effective April 1, 2025 (the“Reorganization”), during the annual reporting period. The Predecessor Portfolio is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class I shares of the Predecessor Portfolio received Class I shares of the Portfolio.
The accompanying notes are an integral part of these financial statements.
7

Victory Pioneer Select Mid Cap Growth VCT Portfolio	Victory Variable Insurance Funds II

Statement of Operations
FOR THE YEAR ENDED 12/31/25
INVESTMENT INCOME:
Dividends from unaffiliated issuers (net of foreign taxes withheld $4,311)	$408,109
Non-cash dividends from unaffiliated issuers	304,118
Total Investment Income		$712,227
EXPENSES:
Management fees	$734,052
Administrative expenses	45,354
Custodian fees	1,696
Professional fees	51,348
Printing expense	5,193
Officers’ and Trustees’ fees	7,253
Insurance expense	1,663
Miscellaneous	1,451
Total expenses		$848,010
Net investment income (loss)		$(135,783)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$14,618,094
Other assets and liabilities denominated in foreign currencies	510	$14,618,604
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers		$3,897,335
Net realized and unrealized gain (loss) on investments		$18,515,939
Net increase in net assets resulting from operations		$18,380,156

8
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Select Mid Cap Growth VCT Portfolio	Victory Variable Insurance Funds II

Statements of Changes in Net Assets
	Year Ended 12/31/25	Year Ended 12/31/24
FROM OPERATIONS:
Net investment income (loss)	$(135,783)	$(451,003)
Net realized gain (loss) on investments	14,618,604	13,081,040
Change in net unrealized appreciation (depreciation) on investments	3,897,335	7,642,619
Net increase in net assets resulting from operations	$18,380,156	$20,272,656
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ($3.18 and $— per share, respectively)	$(10,732,680)	$—
Total distributions to shareholders	$(10,732,680)	$—
FROM PORTFOLIO SHARE TRANSACTIONS:
Net proceeds from sales of shares	$4,584,585	$3,911,535
Reinvestment of distributions	10,732,680	—
Cost of shares repurchased	(16,544,696)	(17,788,909)
Net decrease in net assets resulting from Portfolio share transactions	$(1,227,431)	$(13,877,374)
Net increase in net assets	$6,420,045	$6,395,282
NET ASSETS:
Beginning of year	$95,253,558	$88,858,276
End of year	$101,673,603	$95,253,558
	Year Ended 12/31/25 Shares	Year Ended 12/31/25 Amount	Year Ended 12/31/24 Shares	Year Ended 12/31/24 Amount
Class I*
Shares sold	161,719	$4,584,585	156,776	$3,911,535
Reinvestment of distributions	407,622	10,732,680	—	—
Less shares repurchased	(593,902)	(16,544,696)	(702,399)	(17,788,909)
Net decrease	(24,561)	$(1,227,431)	(545,623)	$(13,877,374)

*	Pioneer Select Mid Cap Growth VCT Portfolio (the “Predecessor Portfolio”) reorganized with the Portfolio effective April 1, 2025 (the“Reorganization”), during the annual reporting period. The Predecessor Portfolio is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class I shares of the Predecessor Portfolio received Class I shares of the Portfolio.
The accompanying notes are an integral part of these financial statements.
9

Victory Pioneer Select Mid Cap Growth VCT Portfolio	Victory Variable Insurance Funds II

Financial Highlights
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Class l*
Net asset value, beginning of period	$27.29	$22.02	$18.54	$34.90	$37.52
Increase (decrease) from investment operations:
Net investment income (loss)(a)	(0.04)	(0.12)	(0.04)	(0.06)	(0.23)
Net realized and unrealized gain (loss) on investments	5.26	5.39	3.52	(11.15)	3.17
Net increase (decrease) from investment operations	$5.22	$5.27	$3.48	$(11.21)	$2.94
Distributions to shareholders:
Net realized gain	(3.18)	—	—	(5.15)	(5.56)
Total distributions	$(3.18)	$—	$—	$(5.15)	$(5.56)
Net increase (decrease) in net asset value	$2.04	$5.27	$3.48	$(16.36)	$(2.62)
Net asset value, end of period	$29.33	$27.29	$22.02	$18.54	$34.90
Total return(b)	20.47%	23.93%	18.77%(c)	(31.06)%	8.07%
Ratio of net expenses to average net assets	0.85%	0.86%	0.92%	0.87%	0.89%
Ratio of net investment income (loss) to average net assets	(0.14)%	(0.48)%	(0.19)%	(0.25)%	(0.62)%
Portfolio turnover rate	63%	53%	74%	84%	41%
Net assets, end of period (in thousands)	$101,674	$95,254	$88,858	$86,108	$140,893

*	Pioneer Select Mid Cap Growth VCT Portfolio (the “Predecessor Portfolio”) reorganized with the Portfolio effective April 1, 2025 (the“Reorganization”), during the annual reporting period. The Predecessor Portfolio is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class I shares of the Predecessor Portfolio received Class I shares of the Portfolio.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	If the Portfolio had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2023, the total return would have been 18.72%.
NOTE:    The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.
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The accompanying notes are an integral part of these financial statements.

Victory Pioneer Select Mid Cap Growth VCT Portfolio	Victory Variable Insurance Funds II

Notes to Financial Statements 12/31/25
1.  Organization and Signiﬁcant Accounting Policies
Victory Pioneer Select Mid Cap Growth VCT Portfolio (the “Portfolio”) is one of seven portfolios comprising Victory Variable Insurance Funds II (the “Trust”), a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and the Portfolio is a diversified, open-end management investment company. The Portfolio, which commenced operations on April 1, 2025, is the successor to Pioneer Select Mid Cap Growth VCT Portfolio (the “Predecessor Portfolio”) and, accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio. The Predecessor Portfolio transferred all of the net assets of Class I shares in exchange for the Portfolio’s Class I share on April 1, 2025 pursuant to an agreement and plan of reorganization (the “Reorganization”) which was approved by the shareholders of the Predecessor Portfolio on March 27, 2025. Accordingly, the Reorganization, which did not result in any federal income tax to the Predecessor Portfolio or its shareholders, had no effect on the Portfolio’s operations. The investment objective of the Portfolio is to seek growth of capital.
The Portfolio offers one class of shares designated as Class I shares. There is no distribution plan for Class I shares. The Second Amended and Restated Trust Instrument of the Portfolio gives the Board of Trustees the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Portfolio is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date.
Portfolio shares may be purchased only by insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.
Prior to April 1, 2025, Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., served as the Portfolio’s investment adviser (“Amundi US”). Effective April 1, 2025, Victory Capital Management Inc. (“Victory Capital” or the “Adviser”) serves as the Portfolio’s investment adviser (See Note 5). Prior to April 1, 2025, Amundi Distributor US, Inc., an affiliate of Amundi US, served as the Portfolio’s distributor. Effective April 1, 2025, Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Portfolio pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
The Portfolio complies with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Rule 18f-4 requires a portfolio to establish and maintain a comprehensive derivatives risk management program, appoint a derivatives risk manager and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”), unless the Portfolio uses derivatives in only a limited manner (a “limited derivatives user”). The Portfolio is currently a limited derivatives user for purposes of Rule 18f-4.
The Portfolio adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). The Portfolio’s adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio’s financial position or results of operations. The management committee of the Adviser acts as the Portfolio’s Chief Operations Decision Maker (CODM) who assesses performance and allocates resources with respect to the Portfolio. The Portfolio’s operations constitute a single operating segment and therefore, a single reportable segment, because the Portfolio has a single investment strategy as disclosed in its prospectus, against which the CODM manages the business activities using information of the Portfolio as a whole, and assesses performance of the Portfolio. The financial information provided to and reviewed by the CODM is the same as that presented within the Portfolio’s financial statements.
The Portfolio is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Portfolio to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of signiﬁcant accounting policies followed by the Portfolio in the preparation of its ﬁnancial statements:
A.	Security Valuation
The net asset value of the Portfolio is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
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Victory Pioneer Select Mid Cap Growth VCT Portfolio	Victory Variable Insurance Funds II

Notes to Financial Statements 12/31/25 (continued)
Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.
The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Portfolio’s shares are determined as of such times. The Adviser may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.
Shares of open-end registered investment companies (including money market mutual funds) are valued at such fund’s net asset value.
Securities for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Portfolio pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Portfolio’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity, tariffs, or trading halts. Thus, the valuation of the Portfolio’s securities may differ significantly from exchange prices, and such differences could be material.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend date in the exercise of reasonable diligence. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Foreign Currency Translation
The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.
Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency exchange contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated on the Statement of Operations from the effects of changes in the market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.
D.	Federal Income Taxes
It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of December 31, 2025, the Portfolio did not
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Victory Pioneer Select Mid Cap Growth VCT Portfolio	Victory Variable Insurance Funds II

accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
A portion of the dividend income recorded by the Portfolio is from distributions by publicly traded real estate investment trusts (“REITs”), and such distributions for tax purposes may also consist of capital gains and return of capital. The actual return of capital and capital gains portions of such distributions will be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital are recorded by the Portfolio as a reduction of the cost basis of the securities held and those determined to be capital gain are reflected as such on the Statement of Operations.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
The tax character of distributions paid during the years ended December 31, 2025 and December 31, 2024, was as follows:
	2025	2024
Distributions paid from:
Ordinary income	$648,045	$—
Long-term capital gains	10,084,635	—
Total	$10,732,680	$—
The following shows the components of distributable earnings (losses) on a federal income tax basis at December 31, 2025:
2025
Distributable earnings/(losses):
Undistributed ordinary income	$3,084,840
Undistributed long-term capital gains	12,149,613
Net unrealized appreciation	37,158,547
Total	$52,393,000
The difference between book-basis and tax-basis net unrealized appreciation is attributable to the tax deferral of losses on wash sales and REIT tax cost adjustments.
E.	Portfolio Shares
The Portfolio records sales and repurchases of its shares as of trade date. Dividends and distributions to shareholders are recorded on the ex-dividend date.
F.	Risks
The value of securities held by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates may increase. These circumstances could adversely affect the value and liquidity of the Portfolio’s investments and negatively impact the Portfolio’s performance.
Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time.
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Victory Pioneer Select Mid Cap Growth VCT Portfolio	Victory Variable Insurance Funds II

Notes to Financial Statements 12/31/25 (continued)
Following the commencement of the conflict in Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, China enters into military conflict with Taiwan, the Philippines or another neighbor, or other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Portfolio’s assets may go down.
At times, the Portfolio’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Portfolio more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
Normally, the Portfolio invests at least 80% of its net assets in equity securities of mid-size companies. Investments in mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than investments in larger, more established companies.
The Portfolio’s investments in foreign markets and countries with limited developing markets may subject the Portfolio to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Portfolio’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
In response to the military conflict in Ukraine commencing in 2022, the United States and other countries issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Portfolio investments, on Portfolio performance and the value of an investment in the Portfolio, particularly with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.
The Portfolio may invest in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.
With the increased use of technologies such as the Internet to conduct business, the Portfolio is susceptible to operational, information security and related risks. While the Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Portfolio cannot control the cybersecurity plans and systems put in place by service providers to the Portfolio such as the
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Victory Pioneer Select Mid Cap Growth VCT Portfolio	Victory Variable Insurance Funds II

Portfolio’s custodian and accounting agent, and the Portfolio’s transfer agent. In addition, many beneficial owners of Portfolio shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Portfolio nor the Adviser exercises control. Each of these intermediaries may in turn rely on their service providers, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser, service providers or intermediaries may cause disruptions and impact business operations. This may cause financial losses; interference with the Portfolio’s ability to calculate its net asset value; impediments to trading; the inability of Portfolio shareholders to effect share purchases; redemptions or exchanges or receive distributions; loss of or unauthorized access to private shareholder information; and violations of applicable privacy; and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Portfolio’s prospectus contains unaudited information regarding the Portfolio’s principal risks. Please refer to that document when considering the Portfolio’s principal risks.
2.  Investment Advisory Agreement
The Adviser manages the Portfolio. Management fees payable under the Portfolio's Investment Advisory Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.74% of the Portfolio’s average daily net assets. Prior to the Reorganization, Amundi Asset Management US, Inc. (“Amundi US”) served as the investment adviser of the Predecessor Portfolio. Under an investment management agreement with Amundi US, the Predecessor Portfolio paid management fees at the annual rate 0.74% of the Portfolio’s average daily net assets. For the year ended December 31, 2025, the effective management fee was equivalent to 0.74% of the Portfolio’s average daily net assets.
Effective April 1, 2025, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, acquired fund fees and expenses, and brokerage commissions) do not exceed 0.86% of the Portfolio’s Class I. This expense limitation is in effect through April 1, 2028. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to two years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Portfolio's Board of Trustees. Fees waived and expenses reimbursed during the year ended December 31, 2025 are reflected on the Statement of Operations.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $80,145 in management fees payable to the Adviser at December 31, 2025.
Effective April 1, 2025, Victory Capital also serves as the Portfolio’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, Victory Capital is paid an administration and servicing fee based on a percentage of the average daily net assets of the Portfolio. The tiered rates at which Victory Capital is paid by the Portfolio are shown in the table below:
Net Assets
Up to $15 billion	$15 billion to $30 billion	$30 billion to $85 billion	In excess of $85 billion
0.08%	0.05%	0.04%	0.03%
Amounts incurred for the year ended December 31, 2025, are reflected on the Statement of Operations in Administration expenses.
During the annual reporting period covered by this report, Bank of New York Mellon (“BNY”) acted as sub-administrator and sub-fund accountant to the Portfolio pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between Victory Capital and BNY (see Note 6). Victory Capital paid BNY a fee for providing these services.
The Portfolio reimburses Victory Capital and reimbursed BNY for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Portfolio. Amounts incurred for the year ended December 31, 2025, are reflected on the Statement of Operations as Administration expenses.
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Victory Pioneer Select Mid Cap Growth VCT Portfolio	Victory Variable Insurance Funds II

Notes to Financial Statements 12/31/25 (continued)
3.  Compensation of Officers and Trustees
The Portfolio pays an annual fee to its Trustees. The Adviser reimburses the Portfolio for fees paid to Interested Trustees. Except for the chief compliance officer, the Portfolio does not pay any salary or other compensation to its officers. The Portfolio pays a portion of the chief compliance officer’s compensation for his services as the Portfolio’s chief compliance officer. The Adviser pays the remaining portion of the chief compliance officer’s compensation. For the year ended December 31, 2025, the Portfolio and the Predecessor Portfolio paid $7,253 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At December 31, 2025, on its Statement of Assets and Liabilities, the Portfolio had a payable for Trustees’ fees of $75 and a payable for administrative expenses of $4,983, which includes the payable for Officers’ compensation.
4.  Transfer Agent
During the annual reporting period covered by this report, BNY Mellon Investment Servicing (US) Inc. served as the transfer agent to the Portfolio at negotiated rates (see Note 6). Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Portfolio’s omnibus relationship contracts.
5.  Reorganization
On April 1, 2025 (the “Closing Date”), the Predecessor Portfolio was reorganized with the Portfolio (the “Reorganization”). Under the terms of an Agreement and Plan of Reorganization, the Predecessor Portfolio transferred all of its assets and liabilities (other than certain securities that were subject to restriction on transfer) in exchange for shares of the Portfolio equal in value to those assets and liabilities. The Reorganization was structured so that the transfer of assets and liabilities did not result in federal tax liability to the Predecessor Portfolio or its shareholders. Shareholders holding Class I shares of the Predecessor Portfolio received Class I shares of the Portfolio. The investment portfolio of the Predecessor Portfolio, with an aggregate value of $86,537,243 and an identified cost of $59,949,724 at April 1, 2025, was the principal asset acquired by the Portfolio. The Predecessor Portfolio was the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio.
6.  Subsequent Event
On September 30, 2025, the Board upon the recommendation of the Adviser, approved a change in the Portfolio's custodian, sub-administrator, sub-fund accountant, and transfer agent to be effective at the close of business on or about February 6, 2026 (the “Effective Date”). After the Effective Date, Citibank, N.A. will serve as the custodian of the Portfolio, Citi Fund Services Ohio, Inc. will serve as sub-administrator and sub-fund accountant of the Portfolio and FIS Investor Services LLC will serve as transfer agent of the Portfolio.
16

Victory Pioneer Select Mid Cap Growth VCT Portfolio	Victory Variable Insurance Funds II

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Victory Variable Insurance Funds II (formerly Pioneer Variable Contracts Trust) and the Shareholders of Victory Pioneer Select Mid Cap Growth VCT Portfolio (formerly Pioneer Select Mid Cap Growth VCT Portfolio):
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Victory Pioneer Select Mid Cap Growth VCT Portfolio (formerly Pioneer Select Mid Cap Growth VCT Portfolio ) (the “Fund”) (one of the funds constituting Victory Variable Insurance Funds II) (formerly Pioneer Variable Contracts Trust), including the schedule of investments, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets and financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the years ended December 31, 2023, 2022, and 2021 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated February 20, 2024.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 18, 2026
We have served as the auditor of one or more of the Pioneer investment companies since 2024.
17

Victory Pioneer Select Mid Cap Growth VCT Portfolio	Victory Variable Insurance Funds II

Additional Information (unaudited)
For the year ended December 31, 2025, certain dividends paid by the Portfolio may be subject to a maximum tax rate of 20%. The Portfolio intends to designate up to the maximum amount of such dividends allowable, as taxed at a maximum rate of 20%. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV.
The Portfolio designated $12,147,785 as long-term capital gains distributions during the year ended December 31, 2025. Distributable long-term gains are based on net realized long-term gains determined on a tax basis and may differ from such amounts for financial reporting purposes.
The qualifying percentage of the Portfolio’s ordinary income dividends for the purpose of the corporate dividends received deduction was 47.44%.
Results of Special Shareholder Meeting
A Special Shareholder Meeting of Pioneer Select Mid Cap Growth VCT Portfolio was held on March 27, 2025 to approve an Agreement and Plan of Reorganization pursuant to which Pioneer Select Mid Cap Growth VCT Portfolio reorganized into Victory Pioneer Select Mid Cap Growth VCT Portfolio.
The voting results were as follows:

Fund	Total Voted	Votes For	Votes Against	Votes Abstained
Pioneer Select Mid Cap Growth VCT Portfolio	3,103,357	2,662,525	429,403	11,429
18

Proxy Voting Policies and Procedures of the Portfolio are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Portfolio voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareholders at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission’s web site at www.sec.gov.
18655-AFR-0226

Victory Variable Insurance Funds II
Victory Pioneer Mid Cap Value

VCT Portfolio*
(successor to Pioneer Mid Cap Value VCT Portfolio)*
Annual: Full Financials | December 31, 2025
* Effective April 1, 2025, during the annual reporting period covered by this report, Pioneer Mid Cap Value VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer Mid Cap Value VCT Portfolio (the “Reorganization”). The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of Victory Pioneer Mid Cap Value VCT Portfolio.
Please refer to your contract prospectus to determine the applicable share class offered under your contract.

Victory Variable Insurance Funds II

Victory Pioneer Mid Cap Value VCT Portfolio
This report is authorized for distribution only when preceded or accompanied by a prospectus for the Portfolio being offered.
Victory Variable Insurance Funds II files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at www.sec.gov.

Victory Pioneer Mid Cap Value VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 12/31/25
Shares		Value
	UNAFFILIATED ISSUERS — 100.0%
	Common Stocks — 99.7% of Net Assets
	Automobile Components — 0.8%
7,633	Lear Corp.	$ 874,742
	Total Automobile Components	$874,742
	Automobiles — 1.2%
91,395	Ford Motor Co.	$ 1,199,102
	Total Automobiles	$1,199,102
	Banks — 10.5%
43,350	Citizens Financial Group, Inc.	$ 2,532,073
14,604	M&T Bank Corp.	2,942,414
101,171	Regions Financial Corp.	2,741,734
55,374	Truist Financial Corp.	2,724,955
	Total Banks	$10,941,176
	Biotechnology — 1.2%
6,860(a)	Biogen, Inc.	$ 1,207,291
	Total Biotechnology	$1,207,291
	Broadline Retail — 1.7%
20,752	eBay, Inc.	$ 1,807,499
	Total Broadline Retail	$1,807,499
	Building Products — 1.2%
24,877	Fortune Brands Innovations, Inc.	$ 1,244,348
	Total Building Products	$1,244,348
	Capital Markets — 10.1%
21,909	Northern Trust Corp.	$ 2,992,550
18,944	Raymond James Financial, Inc.	3,042,217
34,674	State Street Corp.	4,473,293
	Total Capital Markets	$10,508,060
	Chemicals — 1.6%
15,919	PPG Industries, Inc.	$ 1,631,061
	Total Chemicals	$1,631,061
	Commercial Services & Supplies — 1.1%
9,879	Brink's Co.	$ 1,153,176
	Total Commercial Services & Supplies	$1,153,176
	Communications Equipment — 1.5%
3,981	Motorola Solutions, Inc.	$ 1,525,997
	Total Communications Equipment	$1,525,997
	Consumer Staples Distribution & Retail — 3.7%
23,631(a)	Maplebear, Inc.	$ 1,062,922
24,068	Sysco Corp.	1,773,571
9,705	Target Corp.	948,664
	Total Consumer Staples Distribution & Retail	$3,785,157
	Containers & Packaging — 1.3%
50,881	Graphic Packaging Holding Co.	$ 766,268
13,854	International Paper Co.	545,709
	Total Containers & Packaging	$1,311,977
2
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Mid Cap Value VCT Portfolio	Victory Variable Insurance Funds II

Shares		Value
	Distributors — 1.6%
13,270	Genuine Parts Co.	$ 1,631,679
	Total Distributors	$1,631,679
	Electric Utilities — 3.5%
33,353	Eversource Energy	$ 2,245,657
32,913	Exelon Corp.	1,434,678
	Total Electric Utilities	$3,680,335
	Electrical Equipment — 4.2%
8,852	Emerson Electric Co.	$ 1,174,837
3,682(a)	Generac Holdings, Inc.	502,114
7,096	Regal Rexnord Corp.	995,711
4,313	Rockwell Automation, Inc.	1,678,059
	Total Electrical Equipment	$4,350,721
	Electronic Equipment, Instruments & Components — 0.9%
6,863	CDW Corp.	$ 934,741
	Total Electronic Equipment, Instruments & Components	$934,741
	Energy Equipment & Services — 1.6%
37,400	Baker Hughes Co.	$ 1,703,196
	Total Energy Equipment & Services	$1,703,196
	Entertainment — 1.3%
47,595(a)	Warner Bros Discovery, Inc.	$ 1,371,688
	Total Entertainment	$1,371,688
	Food Products — 1.3%
4,189	Hershey Co.	$ 762,314
19,544	The Campbell’s Co.	544,692
	Total Food Products	$1,307,006
	Ground Transportation — 1.5%
7,821	JB Hunt Transport Services, Inc.	$ 1,519,933
	Total Ground Transportation	$1,519,933
	Health Care Equipment & Supplies — 4.5%
29,827	GE HealthCare Technologies, Inc.	$ 2,446,411
24,948	Zimmer Biomet Holdings, Inc.	2,243,324
	Total Health Care Equipment & Supplies	$4,689,735
	Health Care Providers & Services — 0.5%
2,041	Humana, Inc.	$ 522,761
	Total Health Care Providers & Services	$522,761
	Health Care REITs — 0.5%
29,749	Healthpeak Properties, Inc.	$ 478,364
	Total Health Care REITs	$478,364
	Hotel & Resort REITs — 0.8%
47,731	Host Hotels & Resorts, Inc.	$ 846,271
	Total Hotel & Resort REITs	$846,271
	Hotels, Restaurants & Leisure — 2.1%
7,746	Expedia Group, Inc.	$ 2,194,519
	Total Hotels, Restaurants & Leisure	$2,194,519
The accompanying notes are an integral part of these financial statements.
3

Victory Pioneer Mid Cap Value VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 12/31/25 (continued)
Shares		Value
	Household Durables — 1.7%
11,902	DR Horton, Inc.	$ 1,714,245
	Total Household Durables	$1,714,245
	Industrial REITs — 1.0%
17,653	First Industrial Realty Trust, Inc.	$ 1,010,987
	Total Industrial REITs	$1,010,987
	Insurance — 3.6%
26,339	American International Group, Inc.	$ 2,253,302
33,530	Old Republic International Corp.	1,530,309
	Total Insurance	$3,783,611
	Machinery — 3.4%
20,429	AGCO Corp.	$ 2,131,153
7,256	Dover Corp.	1,416,662
	Total Machinery	$3,547,815
	Media — 2.8%
39,287	Fox Corp., Class A	$ 2,870,701
	Total Media	$2,870,701
	Multi-Utilities — 4.3%
65,536	CenterPoint Energy, Inc.	$ 2,512,650
24,737	Public Service Enterprise Group, Inc.	1,986,381
	Total Multi-Utilities	$4,499,031
	Oil, Gas & Consumable Fuels — 6.6%
17,540	Chord Energy Corp.	$ 1,625,958
118,411	Coterra Energy, Inc.	3,116,577
42,033	Range Resources Corp.	1,482,084
3,807	Valero Energy Corp.	619,742
	Total Oil, Gas & Consumable Fuels	$6,844,361
	Passenger Airlines — 1.1%
16,502	Delta Air Lines, Inc.	$ 1,145,239
	Total Passenger Airlines	$1,145,239
	Personal Care Products — 1.8%
107,529	Kenvue, Inc.	$ 1,854,875
	Total Personal Care Products	$1,854,875
	Residential REITs — 1.4%
7,995	AvalonBay Communities, Inc.	$ 1,449,573
	Total Residential REITs	$1,449,573
	Retail REITs — 1.0%
52,222	Kimco Realty Corp.	$ 1,058,540
	Total Retail REITs	$1,058,540
	Software — 0.8%
9,924(a)	Zoom Communications, Inc.	$ 856,342
	Total Software	$856,342
	Specialized REITs — 2.2%
8,112	Extra Space Storage, Inc.	$ 1,056,345
27,790	Gaming and Leisure Properties, Inc.	1,241,935
	Total Specialized REITs	$2,298,280
4
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Mid Cap Value VCT Portfolio	Victory Variable Insurance Funds II

Shares		Value
	Technology Hardware, Storage & Peripherals — 4.8%
47,253	HP, Inc.	$ 1,052,797
13,877	NetApp, Inc.	1,486,088
14,438	Western Digital Corp.	2,487,234
	Total Technology Hardware, Storage & Peripherals	$5,026,119
	Trading Companies & Distributors — 3.0%
14,878	AerCap Holdings NV	$ 2,138,861
3,786	WESCO International, Inc.	926,207
	Total Trading Companies & Distributors	$3,065,068
	Total Common Stocks (Cost $79,936,340)	$103,445,322

	SHORT TERM INVESTMENTS — 0.3% of Net Assets
	Open-End Fund — 0.3%
339,255(b)	Dreyfus Government Cash Management, Institutional Shares, 3.65%	$ 339,255
		$339,255
	TOTAL SHORT TERM INVESTMENTS (Cost $339,255)	$339,255
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.0% (Cost $80,275,595)	$103,784,577
	OTHER ASSETS AND LIABILITIES — (0.0)%†	$(427)
	net assets — 100.0%	$103,784,150

REIT	Real Estate Investment Trust.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at December 31, 2025.
†	Amount rounds to less than 0.1%.
Purchases and sales of securities (excluding short-term investments and all derivative contracts except for options purchased) for the year ended December 31, 2025, aggregated $14,559,109 and $26,544,607, respectively.
At December 31, 2025, the net unrealized appreciation on investments based on cost for federal tax purposes of $80,463,035 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$28,038,395
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(4,716,853)
Net unrealized appreciation	$23,321,542
The accompanying notes are an integral part of these financial statements.
5

Victory Pioneer Mid Cap Value VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 12/31/25 (continued)
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of December 31, 2025 in valuing the Portfolio’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$103,445,322	$—	$—	$103,445,322
Open-End Fund	339,255	—	—	339,255
Total Investments in Securities	$103,784,577	$—	$—	$103,784,577
During the year ended December 31, 2025, there were no transfers in or out of Level 3.
6
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Mid Cap Value VCT Portfolio	Victory Variable Insurance Funds II

Statement of Assets and Liabilities 12/31/25
ASSETS:
Investments in unaffiliated issuers, at value (cost $80,275,595)	$103,784,577
Receivables —
Portfolio shares sold	6,086
Dividends	134,627
Due from the Adviser	2,348
Total assets	$103,927,638
LIABILITIES:
Payables —
Portfolio shares repurchased	$6,059
Trustees’ fees	90
Professional fees	41,805
Printing fees	4,600
Management fees	75,084
Administrative expenses	4,884
Distribution fees	7,956
Accrued expenses	3,010
Total liabilities	$143,488
NET ASSETS:
Paid-in capital	$76,454,607
Distributable earnings	27,329,543
Net assets	$103,784,150
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class I* (based on $32,316,274/2,838,042 shares)	$11.39
Class II* (based on $71,467,876/6,385,133 shares)	$11.19

*	Pioneer Mid-Cap Value VCT Portfolio (the “Predecessor Portfolio”) reorganized with the Portfolio effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Portfolio is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class I and Class II shares of the Predecessor Portfolio received Class I and Class II shares of the Portfolio, respectively.
The accompanying notes are an integral part of these financial statements.
7

Victory Pioneer Mid Cap Value VCT Portfolio	Victory Variable Insurance Funds II

Statement of Operations
FOR THE YEAR ENDED 12/31/25
INVESTMENT INCOME:
Dividends from unaffiliated issuers (net of foreign taxes withheld $43)	$2,719,559
Total Investment Income		$2,719,559
EXPENSES:
Management fees	$666,811
Administrative expenses	46,896
Distribution fees
Class II*	177,244
Custodian fees	2,545
Professional fees	49,955
Printing expense	4,030
Officers’ and Trustees’ fees	7,291
Insurance expense	1,980
Miscellaneous	3,567
Total expenses		$960,319
Less fees waived and expenses reimbursed by the Adviser		(3,160)
Net expenses		$957,159
Net investment income		$1,762,400
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$2,232,941
Class action lawsuit	25,843	$2,258,784
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers		$6,614,419
Net realized and unrealized gain (loss) on investments		$8,873,203
Net increase in net assets resulting from operations		$10,635,603

*	Pioneer Mid-Cap Value VCT Portfolio (the “Predecessor Portfolio”) reorganized with the Portfolio effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Portfolio is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class I and Class II shares of the Predecessor Portfolio received Class I and Class II shares of the Portfolio, respectively.
8
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Mid Cap Value VCT Portfolio	Victory Variable Insurance Funds II

Statements of Changes in Net Assets
	Year Ended 12/31/25	Year Ended 12/31/24
FROM OPERATIONS:
Net investment income (loss)	$1,762,400	$1,979,428
Net realized gain (loss) on investments	2,258,784	8,277,621
Change in net unrealized appreciation (depreciation) on investments	6,614,419	971,383
Net increase in net assets resulting from operations	$10,635,603	$11,228,432
DISTRIBUTIONS TO SHAREHOLDERS:
Class I* ($1.18 and $0.91 per share, respectively)	$(3,208,507)	$(2,587,759)
Class II* ($1.15 and $0.89 per share, respectively)	(7,078,500)	(5,853,930)
Total distributions to shareholders	$(10,287,007)	$(8,441,689)
FROM PORTFOLIO SHARE TRANSACTIONS:
Net proceeds from sales of shares	$3,701,117	$5,437,687
Reinvestment of distributions	10,287,007	8,441,689
Cost of shares repurchased	(17,634,550)	(18,547,219)
Net decrease in net assets resulting from Portfolio share transactions	$(3,646,426)	$(4,667,843)
Net decrease in net assets	$(3,297,830)	$(1,881,100)
NET ASSETS:
Beginning of year	$107,081,980	$108,963,080
End of year	$103,784,150	$107,081,980

	Year Ended 12/31/25 Shares	Year Ended 12/31/25 Amount	Year Ended 12/31/24 Shares	Year Ended 12/31/24 Amount
Class I*
Shares sold	86,251	$947,548	101,773	$1,162,116
Reinvestment of distributions	315,798	3,208,507	244,821	2,587,759
Less shares repurchased	(437,879)	(4,882,321)	(456,817)	(5,215,158)
Net decrease	(35,830)	$(726,266)	(110,223)	$(1,465,283)
Class II*
Shares sold	254,145	$2,753,569	381,551	$4,275,571
Reinvestment of distributions	707,850	7,078,500	562,338	5,853,930
Less shares repurchased	(1,163,844)	(12,752,229)	(1,197,209)	(13,332,061)
Net decrease	(201,849)	$(2,920,160)	(253,320)	$(3,202,560)

*	Pioneer Mid-Cap Value VCT Portfolio (the “Predecessor Portfolio”) reorganized with the Portfolio effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Portfolio is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class I and Class II shares of the Predecessor Portfolio received Class I and Class II shares of the Portfolio, respectively.
The accompanying notes are an integral part of these financial statements.
9

Victory Pioneer Mid Cap Value VCT Portfolio	Victory Variable Insurance Funds II

Financial Highlights
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Class l*
Net asset value, beginning of period	$11.44	$11.20	$11.47	$23.08	$17.97
Increase (decrease) from investment operations:
Net investment income (loss)(a)	0.21	0.22	0.23	0.27	0.21
Net realized and unrealized gain (loss) on investments	0.92	0.93	1.08	(2.68)	5.10
Net increase (decrease) from investment operations	$1.13	$1.15	$1.31	$(2.41)	$5.31
Distributions to shareholders:
Net investment income	(0.24)	(0.22)	(0.23)	(0.45)	(0.20)
Net realized gain	(0.94)	(0.69)	(1.35)	(8.75)	—
Total distributions	$(1.18)	$(0.91)	$(1.58)	$(9.20)	$(0.20)
Net increase (decrease) in net asset value	$(0.05)	$0.24	$(0.27)	$(11.61)	$5.11
Net asset value, end of period	$11.39	$11.44	$11.20	$11.47	$23.08
Total return(b)	11.19%(c)	10.94%	12.46%	(5.64)%(d)	29.67%
Ratio of net expenses to average net assets	0.76%	0.76%	0.80%	0.78%	0.75%
Ratio of net investment income (loss) to average net assets	1.89%	1.98%	2.06%	1.83%	1.01%
Portfolio turnover rate	14%	32%	48%	66%	60%
Net assets, end of period (in thousands)	$32,316	$32,886	$33,431	$33,516	$38,358
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.76%	0.76%	0.80%	0.78%	0.75%
Net investment income (loss) to average net assets	1.89%	1.98%	2.06%	1.83%	1.01%

*	Pioneer Mid-Cap Value VCT Portfolio (the “Predecessor Portfolio”) reorganized with the Portfolio effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Portfolio is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class I and Class II shares of the Predecessor Portfolio received Class I and Class II shares of the Portfolio, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	If the Portfolio had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2025, the total return would have been 11.09%.
(d)	If the Portfolio had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2022, the total return would have been (5.72)%.
NOTE:    The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.
10
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Mid Cap Value VCT Portfolio	Victory Variable Insurance Funds II

	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Class ll*
Net asset value, beginning of period	$11.26	$11.04	$11.32	$22.78	$17.74
Increase (decrease) from investment operations:
Net investment income (loss)(a)	0.18	0.19	0.20	0.23	0.14
Net realized and unrealized gain (loss) on investments	0.90	0.92	1.07	(2.64)	5.06
Net increase (decrease) from investment operations	$1.08	$1.11	$1.27	$(2.41)	$5.20
Distributions to shareholders:
Net investment income	(0.21)	(0.20)	(0.20)	(0.30)	(0.16)
Net realized gain	(0.94)	(0.69)	(1.35)	(8.75)	—
Total distributions	$(1.15)	$(0.89)	$(1.55)	$(9.05)	$(0.16)
Net increase (decrease) in net asset value	$(0.07)	$0.22	$(0.28)	$(11.46)	$5.04
Net asset value, end of period	$11.19	$11.26	$11.04	$11.32	$22.78
Total return(b)	10.86%(c)	10.64%	12.20%	(5.88)%(d)	29.37%
Ratio of net expenses to average net assets	1.01%	1.01%	1.05%	1.03%	0.98%
Ratio of net investment income (loss) to average net assets	1.64%	1.73%	1.81%	1.56%	0.69%
Portfolio turnover rate	14%	32%	48%	66%	60%
Net assets, end of period (in thousands)	$71,468	$74,196	$75,532	$72,523	$90,686
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.01%	1.01%	1.05%	1.03%	0.98%
Net investment income (loss) to average net assets	1.64%	1.73%	1.81%	1.56%	0.69%

*	Pioneer Mid-Cap Value VCT Portfolio (the “Predecessor Portfolio”) reorganized with the Portfolio effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Portfolio is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class I and Class II shares of the Predecessor Portfolio received Class I and Class II shares of the Portfolio, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	For the year ended December 31, 2025, the Portfolio’s total return includes gains in settlement of class action lawsuits. The impact on Class II’s total return was less than 0.005%.
(d)	If the Portfolio had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2022, the total return would have been (5.97)%.
NOTE:    The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.
The accompanying notes are an integral part of these financial statements.
11

Victory Pioneer Mid Cap Value VCT Portfolio	Victory Variable Insurance Funds II

Notes to Financial Statements 12/31/25
1.  Organization and Signiﬁcant Accounting Policies
Victory Pioneer Mid Cap Value VCT Portfolio (the “Portfolio”) is one of seven portfolios comprising Victory Variable Insurance Funds II (the “Trust”), a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and the Portfolio is a diversified, open-end management investment company. The Portfolio, which commenced operations on April 1, 2025, is the successor to Pioneer Mid Cap Value VCT Portfolio (the “Predecessor Portfolio”) and, accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio. The Predecessor Portfolio transferred all of the net assets of Class I and Class II shares in exchange for the Portfolio’s Class I and Class II shares, respectively, on April 1, 2025 pursuant to an agreement and plan of reorganization (the “Reorganization”) which was approved by the shareholders of the Predecessor Portfolio on March 27, 2025. Accordingly, the Reorganization, which did not result in any federal income tax to the Predecessor Portfolio or its shareholders, had no effect on the Portfolio’s operations. The investment objective of the Portfolio is capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.
The Portfolio offers two classes of shares designated as Class I and Class II shares. Each class of shares represents an interest in the same portfolio of investments of the Portfolio and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses, such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Second Amended and Restated Trust Instrument of the Portfolio gives the Board of Trustees the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Portfolio is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class I shares.
Portfolio shares may be purchased only by insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.
Prior to April 1, 2025, Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., served as the Portfolio’s investment adviser (“Amundi US”). Effective April 1, 2025, Victory Capital Management Inc. (“Victory Capital” or the “Adviser”) serves as the Portfolio’s investment adviser (See Note 6). Prior to April 1, 2025, Amundi Distributor US, Inc., an affiliate of Amundi US, served as the Portfolio’s distributor. Effective April 1, 2025, Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Portfolio pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
The Portfolio complies with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Rule 18f-4 requires a portfolio to establish and maintain a comprehensive derivatives risk management program, appoint a derivatives risk manager and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”), unless the Portfolio uses derivatives in only a limited manner (a “limited derivatives user”). The Portfolio is currently a limited derivatives user for purposes of Rule 18f-4.
The Portfolio adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). The Portfolio’s adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio’s financial position or results of operations. The management committee of the Adviser acts as the Portfolio’s Chief Operations Decision Maker (CODM) who assesses performance and allocates resources with respect to the Portfolio. The Portfolio’s operations constitute a single operating segment and therefore, a single reportable segment, because the Portfolio has a single investment strategy as disclosed in its prospectus, against which the CODM manages the business activities using information of the Portfolio as a whole, and assesses performance of the Portfolio. The financial information provided to and reviewed by the CODM is the same as that presented within the Portfolio’s financial statements.
The Portfolio is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Portfolio to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
12

Victory Pioneer Mid Cap Value VCT Portfolio	Victory Variable Insurance Funds II

The following is a summary of signiﬁcant accounting policies followed by the Portfolio in the preparation of its ﬁnancial statements:
A.	Security Valuation
The net asset value of the Portfolio is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.
The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Portfolio’s shares are determined as of such times. The Adviser may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.
Shares of open-end registered investment companies (including money market mutual funds) are valued at such fund’s net asset value.
Securities for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Portfolio pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Portfolio’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity, tariffs, or trading halts. Thus, the valuation of the Portfolio’s securities may differ significantly from exchange prices, and such differences could be material.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend date in the exercise of reasonable diligence. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Foreign Currency Translation
The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates. Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency exchange contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated from the effects of
13

Victory Pioneer Mid Cap Value VCT Portfolio	Victory Variable Insurance Funds II

Notes to Financial Statements 12/31/25 (continued)
changes in the market prices of those securities on the Statement of Operations, but are included with the net realized and unrealized gain or loss on investments.
D.	Federal Income Taxes
It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of December 31, 2025, the Portfolio did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
A portion of the dividend income recorded by the Portfolio is from distributions by publicly traded real estate investment trusts (“REITs”), and such distributions for tax purposes may also consist of capital gains and return of capital. The actual return of capital and capital gains portions of such distributions will be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital are recorded by the Portfolio as a reduction of the cost basis of the securities held and those determined to be capital gain are reflected as such on the Statement of Operations.
The tax character of distributions paid during the years ended December 31, 2025 and December 31, 2024, was as follows:
	2025	2024
Distributions paid from:
Ordinary income	$1,955,934	$1,938,929
Long-term capital gains	8,331,073	6,502,760
Total	$10,287,007	$8,441,689
The following shows the components of distributable earnings (losses) on a federal income tax basis at December 31, 2025:
2025
Distributable earnings/(losses):
Undistributed ordinary income	$1,818,233
Undistributed long-term capital gains	2,189,768
Net unrealized appreciation	23,321,542
Total	$27,329,543
The difference between book-basis and tax-basis net unrealized appreciation is attributable to the tax deferral of losses on wash sales and REIT tax cost adjustments.
E.	Portfolio Shares and Class Allocations
The Portfolio records sales and repurchases of its shares as of trade date. Distribution fees for Class II shares are calculated based on the average daily net asset value attributable to Class II shares of the Portfolio (see Note 5). Class I shares do not pay distribution fees.
Income, common expenses (excluding transfer agent and distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of shares based on its respective percentage of the adjusted net assets at the beginning of the day.
All expenses and fees paid to the Portfolio’s transfer agent for its services are allocated between the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
14

Victory Pioneer Mid Cap Value VCT Portfolio	Victory Variable Insurance Funds II

Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions paid by the Portfolio with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class I and Class II shares can reflect different transfer agent and distribution expense rates. Dividends and distributions to shareholders are recorded on the ex-dividend date.
F.	Risks
The value of securities held by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates may increase. These circumstances could adversely affect the value and liquidity of the Portfolio’s investments and negatively impact the Portfolio’s performance.
Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Following the commencement of the conflict in Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, China enters into military conflict with Taiwan, the Philippines or another neighbor, or other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Portfolio’s assets may go down.
At times, the Portfolio’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Portfolio more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
Normally, the Portfolio invests at least 80% of its net assets in equity securities of mid-size companies. Investments in mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than investments in larger, more established companies.
The Portfolio may invest in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.
The Portfolio’s investments in foreign markets and countries with limited developing markets may subject the Portfolio to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law or currency exchange restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Portfolio’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the
15

Victory Pioneer Mid Cap Value VCT Portfolio	Victory Variable Insurance Funds II

Notes to Financial Statements 12/31/25 (continued)
same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
In response to the military conflict in Ukraine commencing in 2022, the United States and other countries issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Portfolio investments, on Portfolio performance and the value of an investment in the Portfolio, particularly with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.
With the increased use of technologies such as the Internet to conduct business, the Portfolio is susceptible to operational, information security and related risks. While the Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Portfolio cannot control the cybersecurity plans and systems put in place by service providers to the Portfolio such as the Portfolio’s custodian and accounting agent, and the Portfolio’s transfer agent. In addition, many beneficial owners of Portfolio shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Portfolio nor the Adviser exercises control. Each of these intermediaries may in turn rely on their service providers, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser, service providers or intermediaries may cause disruptions and impact business operations. This may cause financial losses; interference with the Portfolio’s ability to calculate its net asset value; impediments to trading; the inability of Portfolio shareholders to effect share purchases; redemptions or exchanges or receive distributions; loss of or unauthorized access to private shareholder information; and violations of applicable privacy; and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Portfolio’s prospectus contains unaudited information regarding the Portfolio’s principal risks. Please refer to that document when considering the Portfolio’s principal risks.
2.  Investment Advisory Agreement
The Adviser manages the Portfolio. Management fees payable under the Portfolio’s Investment Advisory Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.65% of the Portfolio’s average daily net assets. Prior to the Reorganization, Amundi Asset Management US, Inc. (“Amundi US”) served as the investment adviser of the Predecessor Portfolio. Under an investment management agreement with Amundi US, the Predecessor Portfolio paid management fees at the annual rate 0.65% of the Portfolio’s average daily net assets. For the year ended December 31, 2025, the effective management fee (excluding waivers and/or assumption of expenses and waiver of acquired fund fees and expenses) was equivalent to 0.65% of the Portfolio's average daily net assets.
Effective April 1, 2025, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, acquired fund fees and expenses, and brokerage commissions) do not exceed 0.76% and 1.01% of the Portfolio’s Class I and Class II shares, respectively. These expense limitations are in effect through April 1, 2028. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to two years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Portfolio's Board of Trustees. Fees waived and expenses reimbursed during the year ended December 31, 2025 are reflected on the Statement of Operations.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $75,084 in management fees payable to the Adviser at December 31, 2025.
16

Victory Pioneer Mid Cap Value VCT Portfolio	Victory Variable Insurance Funds II

Effective April 1, 2025, Victory Capital also serves as the Portfolio’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, Victory Capital is paid an administration and servicing fee based on a percentage of the average daily net assets of the Portfolio. The tiered rates at which Victory Capital is paid by the Portfolio are shown in the table below:
Net Assets
Up to $15 billion	$15 billion to $30 billion	$30 billion to $85 billion	In excess of $85 billion
0.08%	0.05%	0.04%	0.03%
Amounts incurred for the year ended December 31, 2025, are reflected on the Statement of Operations in Administration expenses.
During the annual reporting period covered by this report, Bank of New York Mellon (“BNY”) acted as sub-administrator and sub-fund accountant to the Portfolio pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between Victory Capital and BNY (see Note 7). Victory Capital paid BNY a fee for providing these services.
The Portfolio reimburses Victory Capital and reimbursed BNY for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Portfolio. Amounts incurred for the year ended December 31, 2025, are reflected on the Statement of Operations as Administration expenses.
3.  Compensation of Officers and Trustees
The Portfolio pays an annual fee to its Trustees. The Adviser reimburses the Portfolio for fees paid to the Interested Trustees. Except for the chief compliance officer, the Portfolio does not pay any salary or other compensation to its officers. The Portfolio pays a portion of the chief compliance officer’s compensation for his services as the Portfolio’s chief compliance officer. The Adviser pays the remaining portion of the chief compliance officer’s compensation. For the year ended December 31, 2025, the Portfolio and the Predecessor Portfolio paid $7,291 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At December 31, 2025, on its Statement of Assets and Liabilities, the Portfolio had a payable for Trustees’ fees of $90 and a payable for administrative expenses of $4,884, which includes the payable for Officers’ compensation.
4.  Transfer Agent
During the annual reporting period covered by this report, BNY Mellon Investment Servicing (US) Inc. served as the transfer agent to the Portfolio at negotiated rates (see Note 7). Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Portfolio’s omnibus relationship contracts.
5.  Distribution Plan
The Portfolio has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to Class II shares. Pursuant to the Plan, the Portfolio pays the Distributor a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate the Distributor for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by the Distributor in connection with the Portfolio’s Class II shares. Reflected on the Statement of Assets and Liabilities is $7,956 in distribution fees payable to the Distributor at December 31, 2025.
6.  Reorganization
On April 1, 2025 (the “Closing Date”), the Predecessor Portfolio was reorganized with the Portfolio (the “Reorganization”). Under the terms of an Agreement and Plan of Reorganization, the Predecessor Portfolio transferred all of its assets and liabilities (other than certain securities that were subject to restriction on transfer) in exchange for shares of the Portfolio equal in value to those assets and liabilities. The Reorganization was structured so that the transfer of assets and liabilities did not result in federal tax liability to the Predecessor Portfolio or its shareholders. Shareholders holding Class I and Class II shares of the Predecessor Portfolio received Class I and Class II shares of the Portfolio, respectively, in the Reorganization. The investment portfolio of the Predecessor Portfolio, with an aggregate value of $102,154,159 and an identified cost of $87,949,425 at April 1, 2025, was the principal asset acquired by the Portfolio. The Predecessor Portfolio was the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio's performance and financial history have become the performance and financial history of the Portfolio.
17

Victory Pioneer Mid Cap Value VCT Portfolio	Victory Variable Insurance Funds II

Notes to Financial Statements 12/31/25 (continued)
7.  Subsequent Event
On September 30, 2025, the Board upon the recommendation of the Adviser, approved a change in the Portfolio's custodian, sub-administrator, sub-fund accountant, and transfer agent to be effective at the close of business on or about February 6, 2026 (the “Effective Date”). After the Effective Date, Citibank, N.A. will serve as the custodian of the Portfolio, Citi Fund Services Ohio, Inc. will serve as sub-administrator and sub-fund accountant of the Portfolio and FIS Investor Services LLC will serve as transfer agent of the Portfolio.
18

Victory Pioneer Mid Cap Value VCT Portfolio	Victory Variable Insurance Funds II

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Victory Variable Insurance Funds II (formerly Pioneer Variable Contracts Trust) and the Shareholders of Victory Pioneer Mid Cap Value VCT Portfolio (formerly Pioneer Mid Cap Value VCT Portfolio):
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Victory Pioneer Mid Cap Value VCT Portfolio (formerly Pioneer Mid Cap Value VCT Portfolio) (the “Fund”) (one of the funds constituting Victory Variable Insurance Funds II) (formerly Pioneer Variable Contracts Trust), including the schedule of investments, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets and financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the years ended December 31, 2023, 2022, and 2021 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated February 20, 2024.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 18, 2026
We have served as the auditor of one or more of the Pioneer investment companies since 2024.
19

Victory Pioneer Mid Cap Value VCT Portfolio	Victory Variable Insurance Funds II

Additional Information (unaudited)
For the year ended December 31, 2025, certain dividends paid by the Portfolio may be subject to a maximum tax rate of 20%. The Portfolio intends to designate up to the maximum amount of such dividends allowable, as taxed at a maximum rate of 20%. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV.
The Portfolio designated $8,331,073 as long-term capital gains distributions during the year ended December 31, 2025. Distributable long-term gains are based on net realized long-term gains determined on a tax basis and may differ from such amounts for financial reporting purposes.
The qualifying percentage of the Portfolio’s ordinary income dividends for the purpose of the corporate dividends received deduction was 100.00%.
Results of Special Shareholder Meeting
A Special Shareholder Meeting of Pioneer Mid Cap Value VCT Portfolio was held on March 27, 2025 to approve an Agreement and Plan of Reorganization pursuant to which Pioneer Mid Cap Value VCT Portfolio reorganized into Victory Pioneer Mid Cap Value VCT Portfolio.
The voting results were as follows:

Fund	Total Voted	Votes For	Votes Against	Votes Abstained
Pioneer Mid Cap Value VCT Portfolio	7,898,017	7,154,913	444,743	298,361
20

Proxy Voting Policies and Procedures of the Portfolio are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Portfolio voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareholders at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission’s web site at www.sec.gov.
18647-AFR-0226

Victory Variable Insurance Funds II
Victory Pioneer Equity Income

VCT Portfolio*
(successor to Pioneer Equity Income VCT Portfolio)*
Annual: Full Financials | December 31, 2025
* Effective April 1, 2025, during the annual reporting period covered by this report, Pioneer Equity Income VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer Equity Income VCT Portfolio (the “Reorganization”). The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of Victory Pioneer Equity Income VCT Portfolio.
Please refer to your contract prospectus to determine the applicable share class offered under your contract.

Victory Variable Insurance Funds II

Victory Pioneer Equity Income VCT Portfolio
This report is authorized for distribution only when preceded or accompanied by a prospectus for the Portfolio being offered.
Victory Variable Insurance Funds II files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at www.sec.gov.

Victory Pioneer Equity Income VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 12/31/25
Shares		Value
	UNAFFILIATED ISSUERS — 100.3%
	Common Stocks — 98.8% of Net Assets
	Air Freight & Logistics — 2.9%
21,145	United Parcel Service, Inc., Class B	$ 2,097,373
	Total Air Freight & Logistics	$2,097,373
	Automobiles — 1.5%
84,786	Ford Motor Co.	$ 1,112,392
	Total Automobiles	$1,112,392
	Banks — 14.0%
48,955	Bank of America Corp.	$ 2,692,525
8,999	JPMorgan Chase & Co.	2,899,658
30,362	Truist Financial Corp.	1,494,114
34,113	Wells Fargo & Co.	3,179,331
	Total Banks	$10,265,628
	Broadline Retail — 1.6%
13,534	eBay, Inc.	$ 1,178,811
	Total Broadline Retail	$1,178,811
	Building Products — 1.6%
8,330	Carrier Global Corp.	$ 440,157
6,461	Owens Corning	723,051
	Total Building Products	$1,163,208
	Capital Markets — 11.6%
15,110	Morgan Stanley	$ 2,682,479
14,670	Northern Trust Corp.	2,003,775
8,180	Raymond James Financial, Inc.	1,313,626
19,597	State Street Corp.	2,528,209
	Total Capital Markets	$8,528,089
	Chemicals — 2.2%
10,810	LyondellBasell Industries NV, Class A	$ 468,073
11,175	PPG Industries, Inc.	1,144,990
	Total Chemicals	$1,613,063
	Communications Equipment — 3.6%
34,496	Cisco Systems, Inc.	$ 2,657,227
	Total Communications Equipment	$2,657,227
	Consumer Staples Distribution & Retail — 1.7%
12,751	Target Corp.	$ 1,246,410
	Total Consumer Staples Distribution & Retail	$1,246,410
	Diversified Telecommunication Services — 1.1%
19,420	Verizon Communications, Inc.	$ 790,977
	Total Diversified Telecommunication Services	$790,977
	Electric Utilities — 1.0%
6,448	Duke Energy Corp.	$ 755,770
	Total Electric Utilities	$755,770
	Electrical Equipment — 1.8%
3,414	Rockwell Automation, Inc.	$ 1,328,285
	Total Electrical Equipment	$1,328,285
2
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Equity Income VCT Portfolio	Victory Variable Insurance Funds II

Shares		Value
	Entertainment — 2.9%
18,464	Walt Disney Co.	$ 2,100,649
	Total Entertainment	$2,100,649
	Food Products — 3.5%
5,324	Hershey Co.	$ 968,862
5,870	John B Sanfilippo & Son, Inc.	414,422
21,726	Kraft Heinz Co.	526,855
12,279	Mondelez International, Inc., Class A	660,979
	Total Food Products	$2,571,118
	Ground Transportation — 1.2%
3,843	Union Pacific Corp.	$ 888,963
	Total Ground Transportation	$888,963
	Health Care Equipment & Supplies — 3.6%
19,691	Medtronic Plc	$ 1,891,518
8,210	Zimmer Biomet Holdings, Inc.	738,243
	Total Health Care Equipment & Supplies	$2,629,761
	Health Care Providers & Services — 0.7%
1,833	Cigna Group	$ 504,497
	Total Health Care Providers & Services	$504,497
	Hotels, Restaurants & Leisure — 0.5%
4,144	Starbucks Corp.	$ 348,966
	Total Hotels, Restaurants & Leisure	$348,966
	Industrial Conglomerates — 5.3%
13,744	3M Co.	$ 2,200,414
8,729	Honeywell International, Inc.	1,702,941
	Total Industrial Conglomerates	$3,903,355
	Insurance — 2.2%
19,281	American International Group, Inc.	$ 1,649,489
	Total Insurance	$1,649,489
	IT Services — 2.9%
1,726	Accenture Plc, Class A	$ 463,086
5,531	International Business Machines Corp.	1,638,337
	Total IT Services	$2,101,423
	Machinery — 1.8%
934	Caterpillar, Inc.	$ 535,061
1,735	Deere & Co.	807,764
	Total Machinery	$1,342,825
	Media — 2.2%
55,138	Comcast Corp., Class A	$ 1,648,075
	Total Media	$1,648,075
	Multi-Utilities — 1.9%
19,904	CMS Energy Corp.	$ 1,391,887
	Total Multi-Utilities	$1,391,887
	Oil, Gas & Consumable Fuels — 8.8%
16,910	ConocoPhillips	$ 1,582,945
The accompanying notes are an integral part of these financial statements.
3

Victory Pioneer Equity Income VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 12/31/25 (continued)
Shares		Value
	Oil, Gas & Consumable Fuels — (continued)
53,583	Coterra Energy, Inc.	$ 1,410,305
28,763	Exxon Mobil Corp.	3,461,339
	Total Oil, Gas & Consumable Fuels	$6,454,589
	Pharmaceuticals — 7.2%
25,907	Bristol-Myers Squibb Co.	$ 1,397,423
11,328	Johnson & Johnson	2,344,330
31,006	Sanofi S.A. (A.D.R.)	1,502,551
	Total Pharmaceuticals	$5,244,304
	Residential REITs — 1.0%
6,779	Camden Property Trust	$ 746,232
	Total Residential REITs	$746,232
	Semiconductors & Semiconductor Equipment — 2.2%
3,097	QUALCOMM, Inc.	$ 529,742
6,223	Texas Instruments, Inc.	1,079,628
	Total Semiconductors & Semiconductor Equipment	$1,609,370
	Specialty Retail — 4.5%
5,007	Best Buy Co., Inc.	$ 335,119
6,583	Lowe's Cos., Inc.	1,587,556
9,104	TJX Cos., Inc.	1,398,465
	Total Specialty Retail	$3,321,140
	Technology Hardware, Storage & Peripherals — 0.7%
5,028	NetApp, Inc.	$ 538,448
	Total Technology Hardware, Storage & Peripherals	$538,448
	Textiles, Apparel & Luxury Goods — 1.1%
12,151	NIKE, Inc., Class B	$ 774,140
	Total Textiles, Apparel & Luxury Goods	$774,140
	Total Common Stocks (Cost $55,810,883)	$72,506,464

	SHORT TERM INVESTMENTS — 1.5% of Net Assets
	Open-End Fund — 1.5%
1,096,396(a)	Dreyfus Government Cash Management, Institutional Shares, 3.65%	$ 1,096,396
		$1,096,396
	TOTAL SHORT TERM INVESTMENTS (Cost $1,096,396)	$1,096,396
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.3% (Cost $56,907,279)	$73,602,860
	OTHER ASSETS AND LIABILITIES — (0.3)%	$(245,679)
	net assets — 100.0%	$73,357,181

(A.D.R.)	American Depositary Receipts.
REIT	Real Estate Investment Trust.
(a)	Rate periodically changes. Rate disclosed is the 7-day yield at December 31, 2025.
Purchases and sales of securities (excluding short-term investments and all derivative contracts except for options purchased) for the year ended December 31, 2025, aggregated $28,266,164 and $38,272,511, respectively.
4
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Equity Income VCT Portfolio	Victory Variable Insurance Funds II

At December 31, 2025, the net unrealized appreciation on investments based on cost for federal tax purposes of $57,046,648 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$19,190,968
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,634,756)
Net unrealized appreciation	$16,556,212
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of December 31, 2025 in valuing the Portfolio’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$72,506,464	$—	$—	$72,506,464
Open-End Fund	1,096,396	—	—	1,096,396
Total Investments in Securities	$73,602,860	$—	$—	$73,602,860
During the year ended December 31, 2025, there were no transfers in or out of Level 3.
The accompanying notes are an integral part of these financial statements.
5

Victory Pioneer Equity Income VCT Portfolio	Victory Variable Insurance Funds II

Statement of Assets and Liabilities 12/31/25
ASSETS:
Investments in unaffiliated issuers, at value (cost $56,907,279)	$73,602,860
Receivables —
Investment securities sold	74,280
Portfolio shares sold	1,283
Dividends	91,397
Total assets	$73,769,820
LIABILITIES:
Payables —
Portfolio shares repurchased	$308,474
Trustees’ fees	58
Professional fees	40,689
Due to Adviser	307
Management fees	52,005
Administrative expenses	3,646
Distribution fees	2,508
Accrued expenses	4,952
Total liabilities	$412,639
NET ASSETS:
Paid-in capital	$56,819,417
Distributable earnings	16,537,764
Net assets	$73,357,181
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class I* (based on $50,633,373/4,237,352 shares)	$11.95
Class II* (based on $22,723,808/1,837,234 shares)	$12.37

*	Pioneer Equity Income VCT Portfolio (the “Predecessor Portfolio”) reorganized with the Portfolio effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Portfolio is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class I and Class II shares of the Predecessor Portfolio received Class I and Class II shares of the Portfolio, respectively.
6
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Equity Income VCT Portfolio	Victory Variable Insurance Funds II

Statement of Operations
FOR THE YEAR ENDED 12/31/25
INVESTMENT INCOME:
Dividends from unaffiliated issuers (net of foreign taxes withheld $10,113)	$2,259,355
Total Investment Income		$2,259,355
EXPENSES:
Management fees	$488,231
Administrative expenses	37,246
Distribution fees
Class II*	57,013
Custodian fees	164
Professional fees	46,504
Printing expense	7,791
Officers’ and Trustees’ fees	7,170
Insurance expense	1,475
Miscellaneous	312
Total expenses		$645,906
Net investment income		$1,613,449
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$(114,530)
Other assets and liabilities denominated in foreign currencies	(1,077)	$(115,607)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	$6,495,230
Other assets and liabilities denominated in foreign currencies	1,271	$6,496,501
Net realized and unrealized gain (loss) on investments		$6,380,894
Net increase in net assets resulting from operations		$7,994,343

*	Pioneer Equity Income VCT Portfolio (the “Predecessor Portfolio”) reorganized with the Portfolio effective April 1, 2025 (the“Reorganization”), during the annual reporting period. The Predecessor Portfolio is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class I and Class II shares of the Predecessor Portfolio received Class I and Class II shares of the Portfolio, respectively.
The accompanying notes are an integral part of these financial statements.
7

Victory Pioneer Equity Income VCT Portfolio	Victory Variable Insurance Funds II

Statements of Changes in Net Assets
	Year Ended 12/31/25	Year Ended 12/31/24
FROM OPERATIONS:
Net investment income (loss)	$1,613,449	$1,723,091
Net realized gain (loss) on investments	(115,607)	11,200,917
Change in net unrealized appreciation (depreciation) on investments	6,496,501	(4,491,805)
Net increase in net assets resulting from operations	$7,994,343	$8,432,203
DISTRIBUTIONS TO SHAREHOLDERS:
Class I* ($2.27 and $3.22 per share, respectively)	$(9,107,006)	$(11,224,188)
Class II* ($2.25 and $3.18 per share, respectively)	(3,685,630)	(5,350,222)
Total distributions to shareholders	$(12,792,636)	$(16,574,410)
FROM PORTFOLIO SHARE TRANSACTIONS:
Net proceeds from sales of shares	$4,146,833	$7,965,674
Reinvestment of distributions	12,792,636	16,574,410
Cost of shares repurchased	(16,642,120)	(19,097,285)
Net increase in net assets resulting from Portfolio share transactions	$297,349	$5,442,799
Net decrease in net assets	$(4,500,944)	$(2,699,408)
NET ASSETS:
Beginning of year	$77,858,125	$80,557,533
End of year	$73,357,181	$77,858,125

	Year Ended 12/31/25 Shares	Year Ended 12/31/25 Amount	Year Ended 12/31/24 Shares	Year Ended 12/31/24 Amount
Class I*
Shares sold	80,291	$990,562	155,424	$2,106,349
Reinvestment of distributions	813,994	9,107,006	915,954	11,224,188
Less shares repurchased	(845,900)	(10,137,771)	(648,679)	(9,047,652)
Net increase (decrease)	48,385	$(40,203)	422,699	$4,282,885
Class II*
Shares sold	251,697	$3,156,271	400,188	$5,859,325
Reinvestment of distributions	318,466	3,685,630	424,922	5,350,222
Less shares repurchased	(506,706)	(6,504,349)	(713,468)	(10,049,633)
Net increase	63,457	$337,552	111,642	$1,159,914

*	Pioneer Equity Income VCT Portfolio (the “Predecessor Portfolio”) reorganized with the Portfolio effective April 1, 2025 (the“Reorganization”), during the annual reporting period. The Predecessor Portfolio is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class I and Class II shares of the Predecessor Portfolio received Class I and Class II shares of the Portfolio, respectively.
8
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Equity Income VCT Portfolio	Victory Variable Insurance Funds II

Financial Highlights
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Class l*
Net asset value, beginning of period	$12.94	$14.74	$15.13	$19.21	$15.51
Increase (decrease) from investment operations:
Net investment income (loss)(a)	0.27	0.31	0.27	0.28	0.28
Net realized and unrealized gain (loss) on investments	1.01	1.11	0.80	(1.96)	3.68
Net increase (decrease) from investment operations	$1.28	$1.42	$1.07	$(1.68)	$3.96
Distributions to shareholders:
Net investment income	(0.28)	(0.32)	(0.29)	(0.30)	(0.26)
Net realized gain	(1.99)	(2.90)	(1.17)	(2.10)	—
Total distributions	$(2.27)	$(3.22)	$(1.46)	$(2.40)	$(0.26)
Net increase (decrease) in net asset value	$(0.99)	$(1.80)	$(0.39)	$(4.08)	$3.70
Net asset value, end of period	$11.95	$12.94	$14.74	$15.13	$19.21
Total return(b)	11.40%	11.26%	7.47%	(7.76)%	25.70%
Ratio of net expenses to average net assets	0.78%	0.79%	0.83%	0.78%	0.80%
Ratio of net investment income (loss) to average net assets	2.22%	2.24%	1.84%	1.70%	1.59%
Portfolio turnover rate	38%	68%	81%	36%	28%
Net assets, end of period (in thousands)	$50,633	$54,223	$55,500	$67,651	$87,047

*	Pioneer Equity Income VCT Portfolio (the “Predecessor Portfolio”) reorganized with the Portfolio effective April 1, 2025 (the“Reorganization”), during the annual reporting period. The Predecessor Portfolio is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class I and Class II shares of the Predecessor Portfolio received Class I and Class II shares of the Portfolio, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
NOTE:    The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.
The accompanying notes are an integral part of these financial statements.
9

Victory Pioneer Equity Income VCT Portfolio	Victory Variable Insurance Funds II

Financial Highlights (continued)
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Class ll*
Net asset value, beginning of period	$13.32	$15.08	$15.45	$19.55	$15.79
Increase (decrease) from investment operations:
Net investment income (loss)(a)	0.25	0.28	0.24	0.24	0.24
Net realized and unrealized gain (loss) on investments	1.05	1.14	0.81	(1.98)	3.74
Net increase (decrease) from investment operations	$1.30	$1.42	$1.05	$(1.74)	$3.98
Distributions to shareholders:
Net investment income	(0.26)	(0.28)	(0.25)	(0.26)	(0.22)
Net realized gain	(1.99)	(2.90)	(1.17)	(2.10)	—
Total distributions	$(2.25)	$(3.18)	$(1.42)	$(2.36)	$(0.22)
Net increase (decrease) in net asset value	$(0.95)	$(1.76)	$(0.37)	$(4.10)	$3.76
Net asset value, end of period	$12.37	$13.32	$15.08	$15.45	$19.55
Total return(b)	11.14%	10.97%	7.17%	(7.94)%	25.33%
Ratio of net expenses to average net assets	1.03%	1.04%	1.08%	1.03%	1.05%
Ratio of net investment income (loss) to average net assets	1.97%	2.00%	1.61%	1.45%	1.35%
Portfolio turnover rate	38%	68%	81%	36%	28%
Net assets, end of period (in thousands)	$22,724	$23,635	$25,057	$27,141	$34,258

*	Pioneer Equity Income VCT Portfolio (the “Predecessor Portfolio”) reorganized with the Portfolio effective April 1, 2025 (the“Reorganization”), during the annual reporting period. The Predecessor Portfolio is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class I and Class II shares of the Predecessor Portfolio received Class I and Class II shares of the Portfolio, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
NOTE:    The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.
10
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Equity Income VCT Portfolio	Victory Variable Insurance Funds II

Notes to Financial Statements 12/31/25
1.  Organization and Signiﬁcant Accounting Policies
Victory Pioneer Equity Income VCT Portfolio (the “Portfolio”) is one of seven portfolios comprising Victory Variable Insurance Funds II (the “Trust”), a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and the Portfolio is a diversified, open-end management investment company. The Portfolio, which commenced operations on April 1, 2025, is the successor to Pioneer Equity Income VCT Portfolio (the “Predecessor Portfolio”) and, accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio. The Predecessor Portfolio transferred all of the net assets of Class I and Class II shares in exchange for the Portfolio’s Class I and Class II shares, respectively, on April 1, 2025 pursuant to an agreement and plan of reorganization (the “Reorganization”) which was approved by the shareholders of the Predecessor Portfolio on March 27, 2025. Accordingly, the Reorganization, which did not result in any federal income tax to the Predecessor Portfolio or its shareholders, had no effect on the Portfolio’s operations. The investment objectives of the Portfolio are current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.
The Portfolio offers two classes of shares designated as Class I and Class II shares. Each class of shares represents an interest in the same portfolio of investments of the Portfolio and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Second Amended and Restated Trust Instrument of the Portfolio gives the Board of Trustees the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Portfolio is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class I shares.
Portfolio shares may be purchased only by insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.
Prior to April 1, 2025, Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., served as the Portfolio’s investment adviser (“Amundi US”). Effective April 1, 2025, Victory Capital Management Inc. (“Victory Capital” or the “Adviser”) serves as the Portfolio’s investment adviser (See Note 6). Prior to April 1, 2025, Amundi Distributor US, Inc., an affiliate of Amundi US, served as the Portfolio’s distributor. Effective April 1, 2025, Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Portfolio pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
The Portfolio complies with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Rule 18f-4 requires a portfolio to establish and maintain a comprehensive derivatives risk management program, appoint a derivatives risk manager and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”), unless the Portfolio uses derivatives in only a limited manner (a “limited derivatives user”). The Portfolio is currently a limited derivatives user for purposes of Rule 18f-4.
The Portfolio adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). The Portfolio’s adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio’s financial position or results of operations. The management committee of the Adviser acts as the Portfolio’s Chief Operations Decision Maker (CODM) who assesses performance and allocates resources with respect to the Portfolio. The Portfolio’s operations constitute a single operating segment and therefore, a single reportable segment, because the Portfolio has a single investment strategy as disclosed in its prospectus, against which the CODM manages the business activities using information of the Portfolio as a whole, and assesses performance of the Portfolio. The financial information provided to and reviewed by the CODM is the same as that presented within the Portfolio’s financial statements.
The Portfolio is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Portfolio to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
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Notes to Financial Statements 12/31/25 (continued)
The following is a summary of signiﬁcant accounting policies followed by the Portfolio in the preparation of its ﬁnancial statements:
A.	Security Valuation
The net asset value of the Portfolio is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.
The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Portfolio’s shares are determined as of such times. The Adviser may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.
Shares of open-end registered investment companies (including money market mutual funds) are valued at such fund’s net asset value.
Securities for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Portfolio pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Portfolio’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity, tariffs, or trading halts. Thus, the valuation of the Portfolio’s securities may differ significantly from exchange prices, and such differences could be material.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend date in the exercise of reasonable diligence. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Foreign Currency Translation
The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.
Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency exchange contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency
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exchange rates on investments are not segregated on the Statement of Operations from the effects of changes in the market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.
D.	Federal Income Taxes
It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of December 31, 2025, the Portfolio did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
At December 31, 2025, the Portfolio was permitted to carry forward indefinitely $129,819 of short-term losses.
A portion of the dividend income recorded by the Portfolio is from distributions by publicly traded real estate investment trusts (“REITs”), and such distributions for tax purposes may also consist of capital gains and return of capital. The actual return of capital and capital gains portions of such distributions will be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital are recorded by the Portfolio as a reduction of the cost basis of the securities held and those determined to be capital gain are reflected as such on the Statement of Operations.
The tax character of distributions paid during the years ended December 31, 2025 and December 31, 2024, was as follows:
	2025	2024
Distributions paid from:
Ordinary income	$3,406,502	$1,713,024
Long-term capital gains	9,386,134	14,861,386
Total	$12,792,636	$16,574,410
The following shows the components of distributable earnings (losses) on a federal income tax basis at December 31, 2025:
2025
Distributable earnings/(losses):
Undistributed ordinary income	$111,371
Capital loss carryforward	(129,819)
Net unrealized appreciation	16,556,212
Total	$16,537,764
The difference between book-basis and tax-basis net unrealized appreciation is attributable to the tax deferral of losses on wash sales.
E.	Portfolio Shares and Class Allocations
The Portfolio records sales and repurchases of its shares as of trade date. Distribution fees for Class II shares are calculated based on the average daily net asset value attributable to Class II shares of the Portfolio (see Note 5). Class I shares do not pay distribution fees.
Income, common expenses (excluding transfer agent and distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of shares based on its respective percentage of the adjusted net assets at the beginning of the day.
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Notes to Financial Statements 12/31/25 (continued)
All expenses and fees paid to the Portfolio’s transfer agent for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
Dividends and distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by the Portfolio with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class I and Class II shares can reflect different transfer agent and distribution expense rates.
F.	Risks
The value of securities held by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates may increase. These circumstances could adversely affect the value and liquidity of the Portfolio’s investments and negatively impact the Portfolio’s performance.
Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Following the commencement of the conflict in Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, China enters into military conflict with Taiwan, the Philippines or another neighbor, or other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Portfolio’s assets may go down.
At times, the Portfolio’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Portfolio more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
Normally, the Portfolio invests at least 80% of its net assets in income producing equity securities of U.S. issuers. Large companies may fall out of favor with investors and underperform the overall equity market. Income producing securities may fall out of favor with investors and underperform the overall equity market.
The Portfolio’s investments in foreign markets and countries with limited developing markets may subject the Portfolio to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Portfolio’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
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In response to the military conflict in Ukraine commencing in 2022, the United States and other countries issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Portfolio investments, on Portfolio performance and the value of an investment in the Portfolio, particularly with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.
The Portfolio may invest in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.
With the increased use of technologies such as the Internet to conduct business, the Portfolio is susceptible to operational, information security and related risks. While the Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Portfolio cannot control the cybersecurity plans and systems put in place by service providers to the Portfolio such as the Portfolio’s custodian and accounting agent, and the Portfolio’s transfer agent. In addition, many beneficial owners of Portfolio shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Portfolio nor the Adviser exercises control. Each of these intermediaries may in turn rely on their service providers, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser, service providers or intermediaries may cause disruptions and impact business operations. This may cause financial losses; interference with the Portfolio’s ability to calculate its net asset value; impediments to trading; the inability of Portfolio shareholders to effect share purchases; redemptions or exchanges or receive distributions; loss of or unauthorized access to private shareholder information; and violations of applicable privacy; and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Portfolio’s prospectus contains unaudited information regarding the Portfolio’s principal risks. Please refer to that document when considering the Portfolio’s principal risks.
2.  Investment Advisory Agreement
The Adviser manages the Portfolio. Management fees payable under the Portfolio’s Investment Advisory Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.65% of the Portfolio’s average daily net assets up to $1 billion and 0.60% of the Portfolio’s average daily net assets over $1 billion. Prior to the Reorganization, Amundi Asset Management US, Inc. (“Amundi US”) served as the investment adviser of the Predecessor Portfolio. Under an investment management agreement with Amundi US, the Predecessor Portfolio paid management fees at the annual rate 0.65% of the Portfolio’s average daily net assets up to $1 billion and 0.60% of the Portfolio’s average daily net assets over $1 billion. For the year ended December 31, 2025, the effective management fee was equivalent to 0.65% of the Portfolio’s average daily net assets.
Effective April 1, 2025, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, acquired fund fees and expenses, and brokerage commissions) do not exceed 0.79% and 1.04% of the Portfolio’s Class I and Class II shares, respectively. These expense limitations are in effect through April 1, 2028. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to two years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Portfolio's Board of Trustees. Fees waived and expenses reimbursed during the year ended December 31, 2025 are reflected on the Statement of Operations.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $52,005 in management fees payable to the Adviser at December 31, 2025.
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Notes to Financial Statements 12/31/25 (continued)
Effective April 1, 2025, Victory Capital also serves as the Portfolio’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, Victory Capital is paid an administration and servicing fee based on a percentage of the average daily net assets of the Portfolio. The tiered rates at which Victory Capital is paid by the Portfolio are shown in the table below:
Net Assets
Up to $15 billion	$15 billion to $30 billion	$30 billion to $85 billion	In excess of $85 billion
0.08%	0.05%	0.04%	0.03%
Amounts incurred for the year ended December 31, 2025, are reflected on the Statement of Operations in Administration expenses.
During the annual reporting period covered by this report, Bank of New York Mellon (“BNY”) acted as sub-administrator and sub-fund accountant to the Portfolio pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between Victory Capital and BNY (see Note 7). Victory Capital paid BNY a fee for providing these services.
The Portfolio reimburses Victory Capital and reimbursed BNY for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Portfolio. Amounts incurred for the year ended December 31, 2025, are reflected on the Statement of Operations as Administration expenses.
3.  Compensation of Officers and Trustees
The Portfolio pays an annual fee to its Trustees. The Adviser reimburses the Portfolio for fees paid to the Interested Trustees. Except for the chief compliance officer, the Portfolio does not pay any salary or other compensation to its officers. The Portfolio pays a portion of the chief compliance officer’s compensation for his services as the Portfolio’s chief compliance officer. The Adviser pays the remaining portion of the chief compliance officer’s compensation. For the year ended December 31, 2025, the Portfolio and the Predecessor Portfolio paid $7,170 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At December 31, 2025, on its Statement of Assets and Liabilities, the Portfolio had a payable for Trustees’ fees of $58 and a payable for administrative expenses of $3,646, which includes the payable for Officers’ compensation.
4.  Transfer Agent
During the annual reporting period covered by this report, BNY Mellon Investment Servicing (US) Inc. served as the transfer agent to the Portfolio at negotiated rates (see Note 7). Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Portfolio’s omnibus relationship contracts.
5.  Distribution Plan
The Portfolio has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to Class II shares. Pursuant to the Plan, the Portfolio pays the Distributor a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate the Distributor for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by the Distributor in connection with the Portfolio’s Class II shares. Reflected on the Statement of Assets and Liabilities is $2,508 in distribution fees payable to the Distributor at December 31, 2025.
6.  Reorganization
On April 1, 2025 (the “Closing Date”), the Predecessor Portfolio was reorganized with the Portfolio (the “Reorganization”). Under the terms of an Agreement and Plan of Reorganization, the Predecessor Portfolio transferred all of its assets and liabilities (other than certain securities that were subject to restriction on transfer) in exchange for shares of the Portfolio equal in value to those assets and liabilities. The Reorganization was structured so that the transfer of assets and liabilities did not result in federal tax liability to the Predecessor Portfolio or its shareholders. Shareholders holding Class I and Class II shares of the Predecessor Portfolio received Class I and Class II shares of the Portfolio, respectively, in the Reorganization. The investment portfolio of the Predecessor Portfolio, with an aggregate value of $76,322,747 and an identified cost of $65,778,249 at April 1, 2025, was the principal asset acquired by the Portfolio. The Predecessor Portfolio was the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio's performance and financial history have become the performance and financial history of the Portfolio.
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7.  Subsequent Event
On September 30, 2025, the Board upon the recommendation of the Adviser, approved a change in the Portfolio's custodian, sub-administrator, sub-fund accountant, and transfer agent to be effective at the close of business on or about February 6, 2026 (the “Effective Date”). After the Effective Date, Citibank, N.A. will serve as the custodian of the Portfolio, Citi Fund Services Ohio, Inc. will serve as sub-administrator and sub-fund accountant of the Portfolio and FIS Investor Services LLC will serve as transfer agent of the Portfolio.
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Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Victory Variable Insurance Funds II (formerly Pioneer Variable Contracts Trust) and the Shareholders of Victory Pioneer Equity Income VCT Portfolio (formerly Pioneer Equity Income VCT Portfolio):
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Victory Pioneer Equity Income VCT Portfolio (formerly Pioneer Equity Income VCT Portfolio) (the “Fund”) (one of the funds constituting Victory Variable Insurance Funds II) (formerly Pioneer Variable Contracts Trust), including the schedule of investments, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets and financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the years ended December 31, 2023, 2022, and 2021 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated February 20, 2024.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 18, 2026
We have served as the auditor of one or more of the Pioneer investment companies since 2024.
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Additional Information (unaudited)
For the year ended December 31, 2025, certain dividends paid by the Portfolio may be subject to a maximum tax rate of 20%. The Portfolio intends to designate up to the maximum amount of such dividends allowable, as taxed at a maximum rate of 20%. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV.
The Portfolio designated $9,386,134 as long-term capital gains distributions during the year ended December 31, 2025. Distributable long-term gains are based on net realized long-term gains determined on a tax basis and may differ from such amounts for financial reporting purposes.
The qualifying percentage of the Portfolio’s ordinary income dividends for the purpose of the corporate dividends received deduction was 59.02%.
Results of Special Shareholder Meeting
A Special Shareholder Meeting of Pioneer Equity Income VCT Portfolio was held on March 27, 2025 to approve an Agreement and Plan of Reorganization pursuant to which Pioneer Equity Income VCT Portfolio reorganized into Victory Pioneer Equity Income VCT Portfolio.
The voting results were as follows:

Fund	Total Voted	Votes For	Votes Against	Votes Abstained
Pioneer Equity Income VCT Portfolio	3,113,593	3,041,979	48,463	23,151
19

Proxy Voting Policies and Procedures of the Portfolio are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Portfolio voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareholders at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission’s web site at www.sec.gov.
18648-AFR-0226

Victory Variable Insurance Funds II
Victory Pioneer Fund

VCT Portfolio*
(successor to Pioneer Fund VCT Portfolio)*
Annual: Full Financials | December 31, 2025
* Effective April 1, 2025, during the annual reporting period covered by this report, Pioneer Fund VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer Fund VCT Portfolio (the “Reorganization”). The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of Victory Pioneer Fund VCT Portfolio.
Please refer to your contract prospectus to determine the applicable share class offered under your contract.

Victory Variable Insurance Funds II

Victory Pioneer Fund VCT Portfolio
This report is authorized for distribution only when preceded or accompanied by a prospectus for the Portfolio being offered.
Victory Variable Insurance Funds II files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at www.sec.gov.

Victory Pioneer Fund VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 12/31/25
Shares		Value
	UNAFFILIATED ISSUERS — 100.1%
	Common Stocks — 99.7% of Net Assets
	Air Freight & Logistics — 3.5%
58,452	United Parcel Service, Inc., Class B	$ 5,797,854
	Total Air Freight & Logistics	$5,797,854
	Banks — 3.2%
109,345	Truist Financial Corp.	$ 5,380,868
	Total Banks	$5,380,868
	Beverages — 1.2%
21,592	Cameco Corp.	$ 1,975,452
	Total Beverages	$1,975,452
	Biotechnology — 2.6%
9,676(a)	Vertex Pharmaceuticals, Inc.	$ 4,386,711
	Total Biotechnology	$4,386,711
	Broadline Retail — 4.6%
33,510(a)	Amazon.com, Inc.	$ 7,734,778
	Total Broadline Retail	$7,734,778
	Capital Markets — 3.6%
9,367	CME Group, Inc.	$ 2,557,941
2,756	Goldman Sachs Group, Inc.	2,422,524
8,136	KKR & Co., Inc.	1,037,177
	Total Capital Markets	$6,017,642
	Communications Equipment — 1.4%
29,889	Cisco Systems, Inc.	$ 2,302,350
	Total Communications Equipment	$2,302,350
	Construction & Engineering — 6.5%
5,500	EMCOR Group, Inc.	$ 3,364,845
10,314(a)	MasTec, Inc.	2,241,954
12,399	Quanta Services, Inc.	5,233,122
	Total Construction & Engineering	$10,839,921
	Construction Materials — 4.5%
12,057	Martin Marietta Materials, Inc.	$ 7,507,412
	Total Construction Materials	$7,507,412
	Consumer Staples Distribution & Retail — 2.8%
51,146(a)	BJ’s Wholesale Club Holdings, Inc.	$ 4,604,674
	Total Consumer Staples Distribution & Retail	$4,604,674
	Electric Utilities — 6.8%
25,923	American Electric Power Co., Inc.	$ 2,989,181
8,329	Constellation Energy Corp.	2,942,386
33,785	NRG Energy, Inc.	5,379,923
	Total Electric Utilities	$11,311,490
	Electrical Equipment — 4.2%
35,426	ABB, Ltd. (A.D.R.)	$ 2,620,461
3,333	GE Vernova, Inc.	2,178,349
2
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Fund VCT Portfolio	Victory Variable Insurance Funds II

Shares		Value
	Electrical Equipment — (continued)
3,617(a)	Generac Holdings, Inc.	$ 493,250
12,869	Regal Rexnord Corp.	1,805,778
	Total Electrical Equipment	$7,097,838
	Electronic Equipment, Instruments & Components — 0.3%
5,025	Corning, Inc.	$ 439,989
	Total Electronic Equipment, Instruments & Components	$439,989
	Financial Services — 5.1%
25,163	Apollo Global Management, Inc.	$ 3,642,596
13,957	Visa, Inc., Class A	4,894,859
	Total Financial Services	$8,537,455
	Health Care Providers & Services — 2.7%
18,347	Labcorp Holdings, Inc.	$ 4,602,895
	Total Health Care Providers & Services	$4,602,895
	Interactive Media & Services — 6.4%
34,020	Alphabet, Inc., Class A	$ 10,648,260
	Total Interactive Media & Services	$10,648,260
	IT Services — 3.6%
12,230	Accenture Plc, Class A	$ 3,281,309
9,276	International Business Machines Corp.	2,747,644
	Total IT Services	$6,028,953
	Metals & Mining — 2.5%
82,601	Freeport-McMoRan, Inc.	$ 4,195,305
	Total Metals & Mining	$4,195,305
	Oil, Gas & Consumable Fuels — 2.3%
15,070	Cheniere Energy, Inc.	$ 2,929,458
16,338	Williams Cos., Inc.	982,077
	Total Oil, Gas & Consumable Fuels	$3,911,535
	Pharmaceuticals — 3.0%
4,746	Eli Lilly & Co.	$ 5,100,431
	Total Pharmaceuticals	$5,100,431
	Semiconductors & Semiconductor Equipment — 16.1%
2,634(a)	Advanced Micro Devices, Inc.	$ 564,097
11,305	Applied Materials, Inc.	2,905,272
10,028	Broadcom, Inc.	3,470,691
1,899	KLA Corp.	2,307,437
76,785	NVIDIA Corp.	14,320,403
2,220	QUALCOMM, Inc.	379,731
12,132(a)	Rigetti Computing, Inc.	268,724
9,060	Taiwan Semiconductor Manufacturing Co., Ltd. (A.D.R.)	2,753,243
	Total Semiconductors & Semiconductor Equipment	$26,969,598
	Software — 7.3%
20,498	Microsoft Corp.	$ 9,913,243
4,770(a)	Synopsys, Inc.	2,240,564
	Total Software	$12,153,807
The accompanying notes are an integral part of these financial statements.
3

Victory Pioneer Fund VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 12/31/25 (continued)
Shares		Value
	Specialty Retail — 0.8%
3,698	Home Depot, Inc.	$ 1,272,482
	Total Specialty Retail	$1,272,482
	Technology Hardware, Storage & Peripherals — 4.7%
27,679	Apple, Inc.	$ 7,524,813
7,682(a)	IonQ, Inc.	344,691
	Total Technology Hardware, Storage & Peripherals	$7,869,504
	Total Common Stocks (Cost $100,788,391)	$166,687,204

	SHORT TERM INVESTMENTS — 0.4% of Net Assets
	Open-End Fund — 0.4%
585,477(b)	Dreyfus Government Cash Management, Institutional Shares, 3.65%	$ 585,477
		$585,477
	TOTAL SHORT TERM INVESTMENTS (Cost $585,477)	$585,477
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.1% (Cost $101,373,868)	$167,272,681
	OTHER ASSETS AND LIABILITIES — (0.1)%	$(128,237)
	net assets — 100.0%	$167,144,444

(A.D.R.)	American Depositary Receipts.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at December 31, 2025.
Purchases and sales of securities (excluding short-term investments and all derivative contracts except for options purchased) for the year ended December 31, 2025, aggregated $130,844,585 and $150,032,948, respectively.
At December 31, 2025, the net unrealized appreciation on investments based on cost for federal tax purposes of $103,174,864 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$67,223,006
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(3,125,201)
Net unrealized appreciation	$64,097,805
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of December 31, 2025 in valuing the Portfolio’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$166,687,204	$—	$—	$166,687,204
Open-End Fund	585,477	—	—	585,477
Total Investments in Securities	$167,272,681	$—	$—	$167,272,681
During the year ended December 31, 2025, there were no transfers in or out of Level 3.
4
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Fund VCT Portfolio	Victory Variable Insurance Funds II

Statement of Assets and Liabilities 12/31/25
ASSETS:
Investments in unaffiliated issuers, at value (cost $101,373,868)	$167,272,681
Receivables —
Portfolio shares sold	204,110
Dividends	36,546
Total assets	$167,513,337
LIABILITIES:
Payables —
Investment securities purchased	$166,369
Portfolio shares repurchased	30,333
Trustees’ fees	74
Professional fees	41,533
Due to Adviser	535
Management fees	111,341
Administrative expenses	7,595
Distribution fees	4,333
Accrued expenses	6,780
Total liabilities	$368,893
NET ASSETS:
Paid-in capital	$83,826,870
Distributable earnings	83,317,574
Net assets	$167,144,444
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class I* (based on $127,533,436/6,490,644 shares)	$19.65
Class II* (based on $39,611,008/1,988,466 shares)	$19.92

*	Pioneer Fund VCT Portfolio (the “Predecessor Portfolio”) reorganized with the Portfolio effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Portfolio is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class I and Class II shares of the Predecessor Portfolio received Class I and Class II shares of the Portfolio, respectively.
The accompanying notes are an integral part of these financial statements.
5

Victory Pioneer Fund VCT Portfolio	Victory Variable Insurance Funds II

Statement of Operations
FOR THE YEAR ENDED 12/31/25
INVESTMENT INCOME:
Dividends from unaffiliated issuers (net of foreign taxes withheld $27,057)	$1,765,524
Total Investment Income		$1,765,524
EXPENSES:
Management fees	$1,004,344
Administrative expenses	67,792
Distribution fees
Class II*	85,398
Custodian fees	1,263
Professional fees	52,440
Printing expense	4,680
Officers’ and Trustees’ fees	7,398
Insurance expense	2,606
Miscellaneous	1,193
Total expenses		$1,227,114
Net investment income		$538,410
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$18,664,970
Other assets and liabilities denominated in foreign currencies	752	$18,665,722
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	$12,985,494
Other assets and liabilities denominated in foreign currencies	(86)	$12,985,408
Net realized and unrealized gain (loss) on investments		$31,651,130
Net increase in net assets resulting from operations		$32,189,540

*	Pioneer Fund VCT Portfolio (the “Predecessor Portfolio”) reorganized with the Portfolio effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Portfolio is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class I and Class II shares of the Predecessor Portfolio received Class I and Class II shares of the Portfolio, respectively.
6
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Fund VCT Portfolio	Victory Variable Insurance Funds II

Statements of Changes in Net Assets
	Year Ended 12/31/25	Year Ended 12/31/24
FROM OPERATIONS:
Net investment income (loss)	$538,410	$985,750
Net realized gain (loss) on investments	18,665,722	20,554,747
Change in net unrealized appreciation (depreciation) on investments	12,985,408	7,640,113
Net increase in net assets resulting from operations	$32,189,540	$29,180,610
DISTRIBUTIONS TO SHAREHOLDERS:
Class I* ($2.77 and $1.03 per share, respectively)	$(16,750,097)	$(6,665,993)
Class II* ($2.72 and $0.98 per share, respectively)	(4,333,644)	(1,377,875)
Total distributions to shareholders	$(21,083,741)	$(8,043,868)
FROM PORTFOLIO SHARE TRANSACTIONS:
Net proceeds from sales of shares	$14,299,541	$24,776,254
Reinvestment of distributions	21,083,741	8,043,867
Cost of shares repurchased	(34,929,326)	(25,885,260)
Net increase in net assets resulting from Portfolio share transactions	$453,956	$6,934,861
Net increase in net assets	$11,559,755	$28,071,603
NET ASSETS:
Beginning of year	$155,584,689	$127,513,086
End of year	$167,144,444	$155,584,689

	Year Ended 12/31/25 Shares	Year Ended 12/31/25 Amount	Year Ended 12/31/24 Shares	Year Ended 12/31/24 Amount
Class I*
Shares sold	224,811	$4,227,396	378,092	$6,625,634
Reinvestment of distributions	1,003,980	16,750,097	367,541	6,665,992
Less shares repurchased	(1,121,849)	(20,818,172)	(1,015,586)	(18,411,419)
Net increase (decrease)	106,942	$159,321	(269,953)	$(5,119,793)
Class II*
Shares sold	532,569	$10,072,145	1,000,629	$18,150,620
Reinvestment of distributions	256,564	4,333,644	75,113	1,377,875
Less shares repurchased	(767,186)	(14,111,154)	(407,738)	(7,473,841)
Net increase	21,947	$294,635	668,004	$12,054,654

*	Pioneer Fund VCT Portfolio (the “Predecessor Portfolio”) reorganized with the Portfolio effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Portfolio is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class I and Class II shares of the Predecessor Portfolio received Class I and Class II shares of the Portfolio, respectively.
The accompanying notes are an integral part of these financial statements.
7

Victory Pioneer Fund VCT Portfolio	Victory Variable Insurance Funds II

Financial Highlights
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Class l*
Net asset value, beginning of period	$18.58	$16.01	$13.05	$19.80	$16.83
Increase (decrease) from investment operations:
Net investment income (loss)(a)	0.08	0.13	0.12	0.10	0.05
Net realized and unrealized gain (loss) on investments	3.76	3.47	3.57	(4.02)	4.49
Net increase (decrease) from investment operations	$3.84	$3.60	$3.69	$(3.92)	$4.54
Distributions to shareholders:
Net investment income	(0.09)	(0.13)	(0.13)	(0.10)	(0.06)
Net realized gain	(2.68)	(0.90)	(0.60)	(2.73)	(1.51)
Total distributions	$(2.77)	$(1.03)	$(0.73)	$(2.83)	$(1.57)
Net increase (decrease) in net asset value	$1.07	$2.57	$2.96	$(6.75)	$2.97
Net asset value, end of period	$19.65	$18.58	$16.01	$13.05	$19.80
Total return(b)	23.35%	22.65%(c)	28.93%	(19.50)%	27.98%
Ratio of net expenses to average net assets	0.74%	0.75%	0.80%	0.76%	0.79%
Ratio of net investment income (loss) to average net assets	0.41%	0.71%	0.85%	0.65%	0.28%
Portfolio turnover rate	85%	65%	64%	53%	87%
Net assets, end of period (in thousands)	$127,533	$118,605	$106,496	$94,581	$133,162
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.74%	0.75%	0.80%	0.76%	0.79%
Net investment income (loss) to average net assets	0.41%	0.71%	0.85%	0.65%	0.28%

*	Pioneer Fund VCT Portfolio (the “Predecessor Portfolio”) reorganized with the Portfolio effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Portfolio is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class I and Class II shares of the Predecessor Portfolio received Class I and Class II shares of the Portfolio, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	If the Portfolio had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2024, the total return would have been 22.59%.
NOTE:    The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.
8
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Fund VCT Portfolio	Victory Variable Insurance Funds II

	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Class ll*
Net asset value, beginning of period	$18.80	$16.19	$13.19	$19.97	$16.97
Increase (decrease) from investment operations:
Net investment income (loss)(a)	0.03	0.09	0.08	0.06	0.01
Net realized and unrealized gain (loss) on investments	3.81	3.50	3.61	(4.05)	4.52
Net increase (decrease) from investment operations	$3.84	$3.59	$3.69	$(3.99)	$4.53
Distributions to shareholders:
Net investment income	(0.04)	(0.08)	(0.09)	(0.06)	(0.02)
Net realized gain	(2.68)	(0.90)	(0.60)	(2.73)	(1.51)
Total distributions	$(2.72)	$(0.98)	$(0.69)	$(2.79)	$(1.53)
Net increase (decrease) in net asset value	$1.12	$2.61	$3.00	$(6.78)	$3.00
Net asset value, end of period	$19.92	$18.80	$16.19	$13.19	$19.97
Total return(b)	23.07%	22.31%(c)	28.58%	(19.68)%	27.65%
Ratio of net expenses to average net assets	0.99%	1.00%	1.05%	1.01%	1.04%
Ratio of net investment income (loss) to average net assets	0.15%	0.48%	0.59%	0.41%	0.03%
Portfolio turnover rate	85%	65%	64%	53%	87%
Net assets, end of period (in thousands)	$39,611	$36,980	$21,017	$20,657	$25,816
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.99%	1.00%	1.05%	1.01%	1.04%
Net investment income (loss) to average net assets	0.15%	0.48%	0.59%	0.41%	0.03%

*	Pioneer Fund VCT Portfolio (the “Predecessor Portfolio”) reorganized with the Portfolio effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Portfolio is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class I and Class II shares of the Predecessor Portfolio received Class I and Class II shares of the Portfolio, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	For the year ended December 31, 2024, the Portfolio’s total return includes gains in settlement of class action lawsuits. The impact on Class II’s total return was less than 0.005%.
NOTE:    The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.
The accompanying notes are an integral part of these financial statements.
9

Victory Pioneer Fund VCT Portfolio	Victory Variable Insurance Funds II

Notes to Financial Statements 12/31/25
1.  Organization and Signiﬁcant Accounting Policies
Victory Pioneer Fund VCT Portfolio (the “Portfolio”) is one of seven portfolios comprising Victory Variable Insurance Funds II (the “Trust”), a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and the Portfolio is a diversified, open-end management investment company. The Portfolio, which commenced operations on April 1, 2025, is the successor to Pioneer Fund VCT Portfolio (the “Predecessor Portfolio”) and, accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio. The Predecessor Portfolio transferred all of the net assets of Class I and Class II shares in exchange for the Portfolio’s Class I and Class II shares, respectively, on April 1, 2025 pursuant to an agreement and plan of reorganization (the“Reorganization”) which was approved by the shareholders of the Predecessor Portfolio on March 27, 2025. Accordingly, the Reorganization, which did not result in any federal income tax to the Predecessor Portfolio or its shareholders, had no effect on the Portfolio’s operations. The investment objectives of the Portfolio are reasonable income and capital growth.
The Portfolio offers two classes of shares designated as Class I and Class II shares. Each class of shares represents an interest in the same portfolio of investments of the Portfolio and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses, such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and,therefore, the payment of different dividends from net investment income earned by each class. The Second Amended and Restated Trust Instrument of the Portfolio gives the Board of Trustees the flexibility to specify either per-share voting or dollar weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Portfolio is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class I shares.
Portfolio shares may be purchased only by insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.
Prior to April 1, 2025, Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., served as the Portfolio’s investment adviser (“Amundi US”). Effective April 1, 2025, Victory Capital Management Inc. (“Victory Capital” or the “Adviser”) serves as the Portfolio’s investment adviser (See Note 6). Prior to April 1, 2025, Amundi Distributor US, Inc., an affiliate of Amundi US, served as the Portfolio’s distributor. Effective April 1, 2025, Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Portfolio pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
The Portfolio complies with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Rule 18f-4 requires a portfolio to establish and maintain a comprehensive derivatives risk management program, appoint a derivatives risk manager and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”), unless the Portfolio uses derivatives in only a limited manner (a “limited derivatives user”). The Portfolio is currently a limited derivatives user for purposes of Rule 18f-4.
The Portfolio adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). The Portfolio’s adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio’s financial position or results of operations. The management committee of the Adviser acts as the Portfolio’s Chief Operations Decision Maker (CODM) who assesses performance and allocates resources with respect to the Portfolio. The Portfolio’s operations constitute a single operating segment and therefore, a single reportable segment, because the Portfolio has a single investment strategy as disclosed in its prospectus, against which the CODM manages the business activities using information of the Portfolio as a whole, and assesses performance of the Portfolio. The financial information provided to and reviewed by the CODM is the same as that presented within the Portfolio’s financial statements.
The Portfolio is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Portfolio to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
10

Victory Pioneer Fund VCT Portfolio	Victory Variable Insurance Funds II

The following is a summary of signiﬁcant accounting policies followed by the Portfolio in the preparation of its ﬁnancial statements:
A.	Security Valuation
The net asset value of the Portfolio is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.
The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Portfolio’s shares are determined as of such times. The Adviser may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.
Shares of open-end registered investment companies (including money market mutual funds) are valued at such fund’s net asset value.
Securities for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Portfolio pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Portfolio’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity, tariffs, or trading halts. Thus, the valuation of the Portfolio’s securities may differ significantly from exchange prices, and such differences could be material.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend date in the exercise of reasonable diligence.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Foreign Currency Translation
The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.
Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency exchange contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency
11

Victory Pioneer Fund VCT Portfolio	Victory Variable Insurance Funds II

Notes to Financial Statements 12/31/25 (continued)
exchange rates on investments are not segregated on the Statement of Operations from the effects of changes in the market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.
D.	Federal Income Taxes
It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of December 31, 2025, the Portfolio did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
A portion of the dividend income recorded by the Portfolio is from distributions by publicly traded real estate investment trusts (“REITs”), and such distributions for tax purposes may also consist of capital gains and return of capital. The actual return of capital and capital gains portions of such distributions will be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital are recorded by the Portfolio as a reduction of the cost basis of the securities held and those determined to be capital gain are reflected as such on the Statement of Operations.
The tax character of distributions paid during the years ended December 31, 2025 and December 31, 2024, was as follows:
	2025	2024
Distributions paid from:
Ordinary income	$4,598,042	$2,423,077
Long-term capital gains	16,485,699	5,620,791
Total	$21,083,741	$8,043,868
The following shows the components of distributable earnings (losses) on a federal income tax basis at December 31, 2025:
2025
Distributable earnings/(losses):
Undistributed ordinary income	$5,404,562
Undistributed long-term capital gains	13,815,207
Net unrealized appreciation	64,097,805
Total	$83,317,574
The difference between book-basis and tax-basis net unrealized appreciation is attributable to the tax deferral of losses on wash sales.
E.	Portfolio Shares and Class Allocations
The Portfolio records sales and repurchases of its shares as of trade date. Distribution fees for Class II shares are calculated based on the average daily net asset value attributable to Class II shares of the Portfolio (see Note 5). Class I shares do not pay distribution fees.
Income, common expenses (excluding transfer agent and distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of shares based on its respective percentage of the adjusted net assets at the beginning of the day.
All expenses and fees paid to the Portfolio’s transfer agent for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
12

Victory Pioneer Fund VCT Portfolio	Victory Variable Insurance Funds II

Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions paid by the Portfolio with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class I and Class II shares can reflect different transfer agent and distribution expense rates.
F.	Risks
The value of securities held by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates may increase. These circumstances could adversely affect the value and liquidity of the Portfolio’s investments and negatively impact the Portfolio’s performance.
Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Following the commencement of the conflict in Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, China enters into military conflict with Taiwan, the Philippines or another neighbor, or other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Portfolio’s assets may go down.
At times, the Portfolio’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Portfolio more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Portfolio’s investments in foreign markets and countries with limited developing markets may subject the Portfolio to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions and the imposition of adverse governmental laws or currency exchange restrictions.
The Portfolio’s investments in foreign markets and countries with limited developing markets may subject the Portfolio to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Portfolio’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
The Portfolio may invest in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.
13

Victory Pioneer Fund VCT Portfolio	Victory Variable Insurance Funds II

Notes to Financial Statements 12/31/25 (continued)
In response to the military conflict in Ukraine commencing in 2022, the United States and other countries issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Portfolio investments, on Portfolio performance and the value of an investment in the Portfolio, particularly with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.
With the increased use of technologies such as the Internet to conduct business, the Portfolio is susceptible to operational, information security and related risks. While the Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Portfolio cannot control the cybersecurity plans and systems put in place by service providers to the Portfolio such as the Portfolio’s custodian and accounting agent, and the Portfolio’s transfer agent. In addition, many beneficial owners of Portfolio shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Portfolio nor the Adviser exercises control. Each of these intermediaries may in turn rely on their service providers, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser, service providers or intermediaries may cause disruptions and impact business operations. This may cause financial losses; interference with the Portfolio’s ability to calculate its net asset value; impediments to trading; the inability of Portfolio shareholders to effect share purchases; redemptions or exchanges or receive distributions; loss of or unauthorized access to private shareholder information; and violations of applicable privacy; and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Portfolio’s prospectus contains unaudited information regarding the Portfolio’s principal risks. Please refer to that document when considering the Portfolio’s principal risks.
2.  Investment Advisory Agreement
The Adviser manages the Portfolio. Management fees payable under the Portfolio’s Investment Advisory Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.65% of the Portfolio’s average daily net assets. Prior to the Reorganization, Amundi Asset Management US, Inc. (“Amundi US”) served as the investment adviser of the Predecessor Portfolio. Under an investment management agreement with Amundi US, the Predecessor Portfolio paid management fees at the annual rate 0.65% of the Portfolio’s average daily net assets. For the year ended December 31, 2025, the effective management fee was equivalent to 0.65% of the Portfolio’s average daily net assets.
Effective April 1, 2025, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, acquired fund fees and expenses, and brokerage commissions) do not exceed 0.75% and 1.00% of the Portfolio’s Class I and Class II shares, respectively. These expense limitations are in effect through April 1, 2028. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to two years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Portfolio's Board of Trustees. Fees waived and expenses reimbursed during the year ended December 31, 2025 are reflected on the Statement of Operations.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $111,341 in management fees payable to the Adviser at December 31, 2025.
Effective April 1, 2025, Victory Capital also serves as the Portfolio’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, Victory Capital is paid an administration and servicing fee based on a percentage of the average daily net assets of the Portfolio. The tiered rates at which Victory Capital is paid by the Portfolio are shown in the table below:
14

Victory Pioneer Fund VCT Portfolio	Victory Variable Insurance Funds II

Net Assets
Up to $15 billion	$15 billion to $30 billion	$30 billion to $85 billion	In excess of $85 billion
0.08%	0.05%	0.04%	0.03%
Amounts incurred for the year ended December 31, 2025, are reflected on the Statement of Operations in Administration expenses.
During the annual reporting period covered by this report, Bank of New York Mellon (“BNY”) acted as sub-administrator and sub-fund accountant to the Portfolio pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between Victory Capital and BNY (see Note 7). Victory Capital paid BNY a fee for providing these services.
The Portfolio reimburses Victory Capital and reimbursed BNY for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Portfolio. Amounts incurred for the year ended December 31, 2025, are reflected on the Statement of Operations as Administration expenses.
3.  Compensation of Officers and Trustees
The Portfolio pays an annual fee to its Trustees. The Adviser reimburses the Portfolio for fees paid to the Interested Trustees. Except for the chief compliance officer, the Portfolio does not pay any salary or other compensation to its officers. The Portfolio pays a portion of the chief compliance officer’s compensation for his services as the Portfolio’s chief compliance officer. The Adviser pays the remaining portion of the chief compliance officer’s compensation. For the year ended December 31, 2025, the Portfolio and the Predecessor Portfolio paid $7,398 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At December 31, 2025, on its Statement of Assets and Liabilities, the Portfolio had a payable for Trustees’ fees of $74 and a payable for administrative expenses of $7,595, which includes the payable for Officers’ compensation.
4.  Transfer Agent
During the annual reporting period covered by this report, BNY Mellon Investment Servicing (US) Inc. served as the transfer agent to the Portfolio at negotiated rates (see Note 7). Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Portfolio’s omnibus relationship contracts.
5.  Distribution Plan
The Portfolio has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to Class II shares. Pursuant to the Plan, the Portfolio pays the Distributor a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate the Distributor for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by the Distributor in connection with the Portfolio’s Class II shares. Reflected on the Statement of Assets and Liabilities is $4,333 in distribution fees payable to the Distributor at December 31, 2025.
6.  Reorganization
On April 1, 2025 (the “Closing Date”), the Predecessor Portfolio was reorganized with the Portfolio (the “Reorganization”). Under the terms of an Agreement and Plan of Reorganization, the Predecessor Portfolio transferred all of its assets and liabilities (other than certain securities that were subject to restriction on transfer) in exchange for shares of the Portfolio equal in value to those assets and liabilities. The Reorganization was structured so that the transfer of assets and liabilities did not result in federal tax liability to the Predecessor Portfolio or its shareholders. Shareholders holding Class I and Class II shares of the Predecessor Portfolio received Class I and Class II shares of the Portfolio, respectively, in the Reorganization. The investment portfolio of the Predecessor Portfolio, with an aggregate value of $137,517,333 and an identified cost of $98,847,021 at April 1, 2025, was the principal asset acquired by the Portfolio. The Predecessor Portfolio was the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio.
7.  Subsequent Event
On September 30, 2025, the Board upon the recommendation of the Adviser, approved a change in the Portfolio's custodian, sub-administrator, sub-fund accountant, and transfer agent to be effective at the close of business on or about February 6,
15

Victory Pioneer Fund VCT Portfolio	Victory Variable Insurance Funds II

Notes to Financial Statements 12/31/25 (continued)
2026 (the “Effective Date”). After the Effective Date, Citibank, N.A. will serve as the custodian of the Portfolio, Citi Fund Services Ohio, Inc. will serve as sub-administrator and sub-fund accountant of the Portfolio and FIS Investor Services LLC will serve as transfer agent of the Portfolio.
16

Victory Pioneer Fund VCT Portfolio	Victory Variable Insurance Funds II

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Victory Variable Insurance Funds II (formerly Pioneer Variable Contracts Trust) and the Shareholders of Victory Pioneer Fund VCT Portfolio (formerly Pioneer Fund VCT Portfolio):
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Victory Pioneer Fund VCT Portfolio (formerly Pioneer Fund VCT Portfolio) (the “Fund”) (one of the funds constituting Victory Variable Insurance Funds II) (formerly Pioneer Variable Contracts Trust), including the schedule of investments, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets and financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the years ended December 31, 2023, 2022, and 2021 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated February 20, 2024.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 18, 2026
We have served as the auditor of one or more of the Pioneer investment companies since 2024.
17

Victory Pioneer Fund VCT Portfolio	Victory Variable Insurance Funds II

Additional Information (unaudited)
For the year ended December 31, 2025, certain dividends paid by the Portfolio may be subject to a maximum tax rate of 20%. The Portfolio intends to designate up to the maximum amount of such dividends allowable as taxed at a maximum rate of 20%. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV.
The Portfolio designated $16,485,699 as long-term capital gains distributions during the year ended December 31, 2025. Distributable long-term gains are based on net realized long-term gains determined on a tax basis and may differ from such amounts for financial reporting purposes.
The qualifying percentage of the Portfolio’s ordinary income dividends for the purpose of the corporate dividends received deduction was 33.42%.
Results of Special Shareholder Meeting
A Special Shareholder Meeting of Pioneer Fund VCT Portfolio was held on March 27, 2025 to approve an Agreement and Plan of Reorganization pursuant to which Pioneer Fund VCT Portfolio reorganized into Victory Pioneer Fund VCT Portfolio.
The voting results were as follows:

Fund	Total Voted	Votes For	Votes Against	Votes Abstained
Pioneer Fund VCT Portfolio	6,223,350	4,632,054	1,006,550	584,746
18

Proxy Voting Policies and Procedures of the Portfolio are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Portfolio voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareholders at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission’s web site at www.sec.gov.
18649-AFR-0226

Victory Variable Insurance Funds II
Victory Pioneer High Yield

VCT Portfolio*
(successor to Pioneer High Yield VCT Portfolio)*
Annual: Full Financials | December 31, 2025
* Effective April 1, 2025, during the annual reporting period covered by this report, Pioneer High Yield VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer High Yield VCT Portfolio (the “Reorganization”). The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of Victory Pioneer High Yield VCT Portfolio.
Please refer to your contract prospectus to determine the applicable share class offered under your contract.

Victory Variable Insurance Funds II

Victory Pioneer High Yield VCT Portfolio
This report is authorized for distribution only when preceded or accompanied by a prospectus for the Portfolio being offered.
Victory Variable Insurance Funds II files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at www.sec.gov.

Victory Pioneer High Yield VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 12/31/25
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 95.3%
	Senior Secured Floating Rate Loan Interests — 1.8% of Net Assets(a)*
	Computer Services — 0.0%†
12,294	Amentum Holdings, Inc., Initial Term Loan, 5.716% (Term SOFR + 200 bps), 9/29/31	$ 12,346
	Total Computer Services	$12,346
	Cruise Lines — 0.2%
64,188	LC Ahab US Bidco LLC, Second Amendment Incremental Term Loan, 6.716% (Term SOFR + 300 bps), 5/1/31	$ 64,408
	Total Cruise Lines	$64,408
	Electric-Generation — 0.2%
54,313	Alpha Generation LLC, Initial Term B Loan, 5.716% (Term SOFR + 200 bps), 9/30/31	$ 54,550
	Total Electric-Generation	$54,550
	Gambling (Non-Hotel) — 0.8%
235,000	River Rock Entertainment Authority, California, Term Loan, 12.73% (Term SOFR + 900 bps), 6/25/31	$ 229,125
	Total Gambling (Non-Hotel)	$229,125
	Medical-Drugs — 0.6%
129,350	1261229 B.C. Ltd., Initial Term Loan, 9.966% (Term SOFR + 625 bps), 10/8/30	$ 126,569
29,625	Endo Finance Holdings, Inc., 2024 Refinancing Term Loan, 7.466% (Term SOFR + 375 bps), 4/23/31	29,440
	Total Medical-Drugs	$156,009
	Total Senior Secured Floating Rate Loan Interests (Cost $514,435)	$516,438

Shares
	Common Stocks — 0.6% of Net Assets
	Health Care Providers & Services — 0.0%†
40(b)	Option Care Health, Inc.	$ 1,274
	Total Health Care Providers & Services	$1,274
	Passenger Airlines — 0.5%
67,300(b)	Grupo Aeromexico S.A.B de CV	$ 149,493
	Total Passenger Airlines	$149,493
	Telecommunications — 0.1%
1,176(b)	Altice France	$ 21,180
	Telecommunications	$21,180
	Total Common Stocks (Cost $67,249)	$171,947

Principal Amount USD ($)
	Corporate Bonds — 88.0% of Net Assets
	Advertising — 2.4%
184,000	Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29 (144A)	$ 182,703
50,000	Clear Channel Outdoor Holdings, Inc., 7.50%, 3/15/33 (144A)	52,814
125,000	Neptune Bidco US, Inc., 9.29%, 4/15/29 (144A)	125,214
100,000	Neptune Bidco US, Inc., 10.375%, 5/15/31 (144A)	102,534
231,000	Stagwell Global LLC, 5.625%, 8/15/29 (144A)	225,259
	Total Advertising	$688,524
2
The accompanying notes are an integral part of these financial statements.

Victory Pioneer High Yield VCT Portfolio	Victory Variable Insurance Funds II

Principal Amount USD ($)		Value
	Aerospace & Defense — 2.4%
200,000	Czechoslovak Group AS, 6.50%, 1/10/31 (144A)	$ 205,502
200,000	Efesto Bidco S.p.A Efesto US LLC, 7.50%, 2/15/32 (144A)	202,022
266,000	Goat Holdco LLC, 6.75%, 2/1/32 (144A)	273,199
	Total Aerospace & Defense	$680,723
	Airlines — 1.6%
159,406(c)	ABRA Global Finance, 14.00% (8.00% PIK or 6.00% Cash), 10/22/29 (144A)	$ 159,311
125,000	Grupo Aeromexico S.A.B de CV, 8.625%, 11/15/31 (144A)	127,616
150,000	OneSky Flight LLC, 8.875%, 12/15/29 (144A)	160,520
	Total Airlines	$447,447
	Auto Manufacturers — 1.0%
300,000	Ford Motor Credit Co. LLC, 3.625%, 6/17/31	$ 274,906
	Total Auto Manufacturers	$274,906
	Auto Parts & Equipment — 0.9%
45,000	Qnity Electronics, Inc., 5.75%, 8/15/32 (144A)	$ 46,010
45,000	Qnity Electronics, Inc., 6.25%, 8/15/33 (144A)	46,645
172,000	ZF North America Capital, Inc., 7.50%, 3/24/31 (144A)	173,850
	Total Auto Parts & Equipment	$266,505
	Banks — 1.4%
200,000(d)(e)	BNP Paribas S.A., 7.45% (5 Year CMT Index + 313 bps) (144A)	$ 209,264
15,000	Freedom Mortgage Corp., 6.625%, 1/15/27 (144A)	15,056
150,000	Freedom Mortgage Corp., 12.25%, 10/1/30 (144A)	166,371
	Total Banks	$390,691
	Building Materials — 0.9%
210,000	Camelot Return Merger Sub, Inc., 8.75%, 8/1/28 (144A)	$ 162,728
95,000	Standard Building Solutions, Inc., 5.875%, 3/15/34 (144A)	95,278
	Total Building Materials	$258,006
	Chemicals — 4.4%
184,000	Celanese US Holdings LLC, 7.20%, 11/15/33	$ 194,381
136,000	Mativ Holdings, Inc., 8.00%, 10/1/29 (144A)	137,363
217,000	Methanex US Operations, Inc., 6.25%, 3/15/32 (144A)	223,438
153,000	NOVA Chemicals Corp., 4.25%, 5/15/29 (144A)	149,115
60,000	NOVA Chemicals Corp., 7.00%, 12/1/31 (144A)	63,907
295,000	Olympus Water US Holding Corp., 7.25%, 2/15/33 (144A)	296,458
EUR153,000	SCIL IV LLC/SCIL USA Holdings LLC, 9.50%, 7/15/28 (144A)	188,918
	Total Chemicals	$1,253,580
	Coal — 0.9%
254,000	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 8.625%, 6/15/29 (144A)	$ 267,760
	Total Coal	$267,760
	Commercial Services — 4.6%
90,000	ADT Security Corp., 5.875%, 10/15/33 (144A)	$ 91,115
263,000	Allied Universal Holdco LLC, 7.875%, 2/15/31 (144A)	277,170
100,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.375%, 6/15/32 (144A)	103,260
278,000	Champions Financing, Inc., 8.75%, 2/15/29 (144A)	273,428
85,000	Garda World Security Corp., 6.50%, 1/15/31 (144A)	86,979
80,000	Garda World Security Corp., 7.75%, 2/15/28 (144A)	81,808
The accompanying notes are an integral part of these financial statements.
3

Victory Pioneer High Yield VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 12/31/25 (continued)
Principal Amount USD ($)		Value
	Commercial Services — (continued)
135,000	Garda World Security Corp., 8.375%, 11/15/32 (144A)	$ 137,513
20,000	Herc Holdings, Inc., 5.75%, 3/15/31 (144A)	20,297
20,000	Herc Holdings, Inc., 6.00%, 3/15/34 (144A)	20,266
30,000	Herc Holdings, Inc., 7.00%, 6/15/30 (144A)	31,573
155,000	Herc Holdings, Inc., 7.25%, 6/15/33 (144A)	164,360
6,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26 (144A)	6,002
	Total Commercial Services	$1,293,771
	Computers — 0.5%
140,000	NCR Voyix Corp., 5.00%, 10/1/28 (144A)	$ 139,002
	Total Computers	$139,002
	Distribution/Wholesale — 1.1%
313,000	Velocity Vehicle Group LLC, 8.00%, 6/1/29 (144A)	$ 297,364
	Total Distribution/Wholesale	$297,364
	Diversified Financial Services — 7.4%
200,000(e)	Ally Financial, Inc., 6.184% (SOFR + 229 bps), 7/26/35	$ 207,280
115,000	Freedom Mortgage Holdings LLC, 6.875%, 5/1/31 (144A)	115,069
10,000	Freedom Mortgage Holdings LLC, 8.375%, 4/1/32 (144A)	10,527
55,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/31 (144A)	59,073
65,000	Freedom Mortgage Holdings LLC, 9.25%, 2/1/29 (144A)	68,175
150,000	GGAM Finance, Ltd., 8.00%, 6/15/28 (144A)	158,845
266,000	Global Aircraft Leasing Co., Ltd., 8.75%, 9/1/27 (144A)	275,855
255,000	LFS Topco LLC, 8.75%, 7/15/30 (144A)	256,648
10,000	OneMain Finance Corp., 6.125%, 5/15/30	10,196
120,000	OneMain Finance Corp., 6.50%, 3/15/33	121,038
110,000	OneMain Finance Corp., 6.75%, 9/15/33	111,389
65,000	PennyMac Financial Services, Inc., 6.75%, 2/15/34 (144A)	67,192
195,000	Provident Funding Associates LP/PFG Finance Corp., 9.75%, 9/15/29 (144A)	205,671
56,000	Rocket Cos., Inc., 6.50%, 8/1/29 (144A)	57,758
120,000	Rocket Cos., Inc., 7.125%, 2/1/32 (144A)	126,240
115,000	Stonebriar ABF Issuer LLC, 8.125%, 12/15/30 (144A)	118,358
139,000	UWM Holdings LLC, 6.25%, 3/15/31 (144A)	138,779
	Total Diversified Financial Services	$2,108,093
	Electric — 4.5%
212,000(e)	AES Corp., 6.95% (5 Year CMT Index + 289 bps), 7/15/55	$ 209,312
277,000	Alpha Generation LLC, 6.25%, 1/15/34 (144A)	279,487
179,000	Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29 (144A)	170,373
90,000	Lightning Power LLC, 7.25%, 8/15/32 (144A)	95,702
155,000	NRG Energy, Inc., 5.75%, 1/15/34 (144A)	156,576
190,000	NRG Energy, Inc., 6.00%, 1/15/36 (144A)	192,516
90,000	Talen Energy Supply LLC, 6.25%, 2/1/34 (144A)	91,792
90,000	Talen Energy Supply LLC, 6.50%, 2/1/36 (144A)	93,068
	Total Electric	$1,288,826
	Electrical Components & Equipments — 0.6%
172,000	Energizer Holdings, Inc., 6.00%, 9/15/33 (144A)	$ 164,983
	Total Electrical Components & Equipments	$164,983
4
The accompanying notes are an integral part of these financial statements.

Victory Pioneer High Yield VCT Portfolio	Victory Variable Insurance Funds II

Principal Amount USD ($)		Value
	Electronics — 0.5%
143,000	TTM Technologies, Inc., 4.00%, 3/1/29 (144A)	$ 139,658
	Total Electronics	$139,658
	Engineering & Construction — 0.8%
230,000	AECOM, 6.00%, 8/1/33 (144A)	$ 235,718
	Total Engineering & Construction	$235,718
	Entertainment — 2.6%
70,000	Brightstar Lottery Plc/ Brightstar Global Solutions Corp., 5.75%, 1/15/33 (144A)	$ 69,498
100,000	Light & Wonder International, Inc., 7.25%, 11/15/29 (144A)	102,707
25,000	Light & Wonder International, Inc., 7.50%, 9/1/31 (144A)	26,083
107,000	Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 4/15/30 (144A)	111,537
106,000	Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 11.875%, 4/15/31 (144A)	112,010
309,000	Voyager Parent LLC, 9.25%, 7/1/32 (144A)	327,886
	Total Entertainment	$749,721
	Environmental Control — 0.7%
198,000	GFL Environmental, Inc., 4.375%, 8/15/29 (144A)	$ 194,699
	Total Environmental Control	$194,699
	Food — 1.3%
45,000	Albertsons Cos. Inc/Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.50%, 3/31/31 (144A)	$ 45,474
115,000	Albertsons Cos. Inc/Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.75%, 3/31/34 (144A)	115,465
25,000	Fiesta Purchaser, Inc., 7.875%, 3/1/31 (144A)	26,073
167,000	Fiesta Purchaser, Inc., 9.625%, 9/15/32 (144A)	175,019
	Total Food	$362,031
	Healthcare-Products — 0.9%
84,000(e)	Dentsply Sirona, Inc., 8.375% (5 Year CMT Index + 438 bps), 9/12/55	$ 78,635
155,000	Sotera Health Holdings LLC, 7.375%, 6/1/31 (144A)	162,567
	Total Healthcare-Products	$241,202
	Healthcare-Services — 3.6%
263,000	DaVita, Inc., 6.75%, 7/15/33 (144A)	$ 272,703
145,000	LifePoint Health, Inc., 5.375%, 1/15/29 (144A)	142,166
255,000	Prime Healthcare Services, Inc., 9.375%, 9/1/29 (144A)	267,750
330,000	US Acute Care Solutions LLC, 9.75%, 5/15/29 (144A)	332,447
	Total Healthcare-Services	$1,015,066
	Internet — 0.8%
240,000	ION Platform Finance US, Inc./ION Platform Finance S.a.r.l., 9.00%, 8/1/29 (144A)	$ 236,290
	Total Internet	$236,290
	Iron & Steel — 1.7%
113,000	Cleveland-Cliffs, Inc., 7.00%, 3/15/32 (144A)	$ 115,825
60,000	Cleveland-Cliffs, Inc., 7.375%, 5/1/33 (144A)	62,402
30,000	Cleveland-Cliffs, Inc., 7.50%, 9/15/31 (144A)	31,645
60,000	Cleveland-Cliffs, Inc., 7.625%, 1/15/34 (144A)	62,701
100,000	Commercial Metals Co., 5.75%, 11/15/33 (144A)	102,253
100,000	Commercial Metals Co., 6.00%, 12/15/35 (144A)	102,516
	Total Iron & Steel	$477,342
	Lodging — 1.7%
200,000	Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/1/29 (144A)	$ 205,112
The accompanying notes are an integral part of these financial statements.
5

Victory Pioneer High Yield VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 12/31/25 (continued)
Principal Amount USD ($)		Value
	Lodging — (continued)
40,000	Hilton Domestic Operating Co., Inc., 5.50%, 3/31/34 (144A)	$ 40,275
90,000	Travel + Leisure Co., 6.625%, 7/31/26 (144A)	90,630
140,000	Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/28 (144A)	138,060
	Total Lodging	$474,077
	Media — 4.9%
444,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33 (144A)	$ 388,659
380,000	CSC Holdings LLC, 4.50%, 11/15/31 (144A)	231,800
75,000	Gray Media, Inc., 7.25%, 8/15/33 (144A)	76,637
108,000	Gray Media, Inc., 10.50%, 7/15/29 (144A)	116,137
177,000	McGraw-Hill Education, Inc., 8.00%, 8/1/29 (144A)	178,855
209,000	Sirius XM Radio LLC, 3.125%, 9/1/26 (144A)	207,162
200,000	VZ Secured Financing BV, 5.00%, 1/15/32 (144A)	180,991
	Total Media	$1,380,241
	Mining — 3.8%
310,000	First Quantum Minerals, Ltd., 8.625%, 6/1/31 (144A)	$ 326,227
152,000	IAMGOLD Corp., 5.75%, 10/15/28 (144A)	151,157
170,000	Novelis Corp., 6.375%, 8/15/33 (144A)	172,341
306,000	Taseko Mines, Ltd., 8.25%, 5/1/30 (144A)	325,044
100,000	Taseko Mines, Ltd., 8.25%, 5/1/30	106,223
	Total Mining	$1,080,992
	Miscellaneous Manufacturing — 1.8%
205,000	Maxam Prill S.a.r.l., 7.75%, 7/15/30 (144A)	$ 212,134
274,000	Trinity Industries, Inc., 7.75%, 7/15/28 (144A)	284,657
	Total Miscellaneous Manufacturing	$496,791
	Oil & Gas — 4.3%
180,583	Borr IHC, Ltd./Borr Finance LLC, 10.375%, 11/15/30 (144A)	$ 179,477
50,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 4/15/30 (144A)	48,585
113,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 4/15/32 (144A)	106,376
40,000	Hilcorp Energy I LP/Hilcorp Finance Co., 7.25%, 2/15/35 (144A)	38,015
163,000	Kraken Oil & Gas Partners LLC, 7.625%, 8/15/29 (144A)	160,927
199,000	Long Ridge Energy LLC, 8.75%, 2/15/32 (144A)	211,824
56,250	Transocean International, Ltd., 8.75%, 2/15/30 (144A)	58,776
35,000	Transocean International Ltd., 7.875%, 10/15/32 (144A)	36,554
50,000	Transocean International, Ltd., 8.25%, 5/15/29 (144A)	50,393
50,000	Transocean International, Ltd., 8.50%, 5/15/31 (144A)	49,526
20,238	Transocean Titan Financing, Ltd., 8.375%, 2/1/28 (144A)	20,669
252,000	Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29 (144A)	254,374
	Total Oil & Gas	$1,215,496
	Oil & Gas Services — 1.0%
65,000	Enerflex, Inc., 6.875%, 1/15/31 (144A)	$ 66,459
211,000	USA Compression Partners LP/USA Compression Finance Corp., 7.125%, 3/15/29 (144A)	218,408
	Total Oil & Gas Services	$284,867
	Packaging & Containers — 3.1%
107,000	Cascades Inc/Cascades USA, Inc., 6.75%, 7/15/30 (144A)	$ 111,146
299,000	Clearwater Paper Corp., 4.75%, 8/15/28 (144A)	279,565
220,000	OI European Group BV, 4.75%, 2/15/30 (144A)	212,876
6
The accompanying notes are an integral part of these financial statements.

Victory Pioneer High Yield VCT Portfolio	Victory Variable Insurance Funds II

Principal Amount USD ($)		Value
	Packaging & Containers — (continued)
55,000	Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31 (144A)	$ 56,143
105,000	Sealed Air Corp., 5.00%, 4/15/29 (144A)	105,691
40,000	Sealed Air Corp., 6.50%, 7/15/32 (144A)	41,495
65,000	Sealed Air Corp./Sealed Air Corp. US, 7.25%, 2/15/31 (144A)	67,687
	Total Packaging & Containers	$874,603
	Pharmaceuticals — 2.9%
200,000	1261229 B.C. Ltd., 10.00%, 4/15/32 (144A)	$ 208,003
286,000	AdaptHealth LLC, 5.125%, 3/1/30 (144A)	278,910
158,000(e)	CVS Health Corp., 7.00% (5 Year CMT Index + 289 bps), 3/10/55	165,750
200,000	Organon & Co./Organon Foreign Debt Co.-Issuer BV, 5.125%, 4/30/31 (144A)	165,639
272,000+	Tricida, Inc., 5/15/27	—
	Total Pharmaceuticals	$818,302
	Pipelines — 4.0%
146,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 6/15/31 (144A)	$ 144,441
250,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 7.50%, 12/15/33 (144A)	267,867
115,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.125%, 6/1/28 (144A)	115,660
85,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625%, 3/15/29 (144A)	89,094
40,000(e)	South Bow Canadian Infrastructure Holdings, Ltd., 7.50% (5 Year CMT Index + 367 bps), 3/1/55	42,755
185,000	Summit Midstream Holdings LLC, 8.625%, 10/31/29 (144A)	191,835
80,000	Venture Global Plaquemines LNG LLC, 6.125%, 12/15/30 (144A)	81,468
65,000	Venture Global Plaquemines LNG LLC, 6.50%, 1/15/34 (144A)	66,576
67,000	Venture Global Plaquemines LNG LLC, 6.75%, 1/15/36 (144A)	68,627
60,000	Venture Global Plaquemines LNG LLC, 7.50%, 5/1/33 (144A)	64,830
	Total Pipelines	$1,133,153
	Real Estate — 0.6%
192,000	Kennedy-Wilson, Inc., 4.75%, 2/1/30	$ 180,964
	Total Real Estate	$180,964
	REITS — 1.9%
195,000	Iron Mountain, Inc., 7.00%, 2/15/29 (144A)	$ 200,306
138,000	Millrose Properties, Inc., 6.25%, 9/15/32 (144A)	139,240
80,000	Millrose Properties, Inc., 6.375%, 8/1/30 (144A)	81,858
50,000	Starwood Property Trust, Inc., 5.25%, 10/15/28 (144A)	50,364
75,000	Starwood Property Trust, Inc., 5.75%, 1/15/31 (144A)	75,806
	Total REITS	$547,574
	Retail — 5.6%
257,000	Brinker International, Inc., 8.25%, 7/15/30 (144A)	$ 272,075
132,000	Gap, Inc., 3.625%, 10/1/29 (144A)	125,065
235,000	Gap, Inc., 3.875%, 10/1/31 (144A)	217,211
270,000	LCM Investments Holdings II LLC, 4.875%, 5/1/29 (144A)	266,007
300,000	Macy's Retail Holdings LLC, 6.125%, 3/15/32 (144A)	303,638
138,000	Macy's Retail Holdings LLC, 7.375%, 8/1/33 (144A)	146,274
250,000	PetSmart LLC/PetSmart Finance Corp., 7.50%, 9/15/32 (144A)	254,421
	Total Retail	$1,584,691
	Semiconductors — 0.1%
25,000	Amkor Technology, Inc., 5.875%, 10/1/33 (144A)	$ 25,516
	Total Semiconductors	$25,516
The accompanying notes are an integral part of these financial statements.
7

Victory Pioneer High Yield VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 12/31/25 (continued)
Principal Amount USD ($)		Value
	Software — 0.4%
136,000	CoreWeave, Inc., 9.00%, 2/1/31 (144A)	$ 124,647
	Total Software	$124,647
	Telecommunications — 3.0%
200,226	Altice France S.A., 6.50%, 4/15/32 (144A)	$ 191,953
163,030	Level 3 Financing, Inc., 6.875%, 6/30/33 (144A)	166,825
140,000	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 6.50%, 2/15/29 (144A)	134,444
75,000	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 8.625%, 6/15/32 (144A)	73,878
257,000	Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/1/31 (144A)	269,791
	Total Telecommunications	$836,891
	Transportation — 1.4%
179,000	Carriage Purchaser, Inc., 7.875%, 10/15/29 (144A)	$ 171,055
227,000	Danaos Corp., 6.875%, 10/15/32 (144A)	234,528
	Total Transportation	$405,583
	Total Corporate Bonds (Cost $24,536,421)	$24,936,296

Shares
	Right/Warrant — 0.0%† of Net Assets
	Trading Companies & Distributors — 0.0%†
GBP6,300(b)	Avation Plc, 1/1/59	$ 3,397
	Total Trading Companies & Distributors	$3,397
	Total Right/Warrant (Cost $—)	$3,397

	SHORT TERM INVESTMENTS — 4.9% of Net Assets
	Open-End Fund — 4.9%
1,398,471(f)	Dreyfus Government Cash Management, Institutional Shares, 3.65%	$ 1,398,471
		$1,398,471
	TOTAL SHORT TERM INVESTMENTS (Cost $1,398,471)	$1,398,471
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 95.3% (Cost $26,516,576)	$27,026,549
		Net Realized Gain (Loss) for the year ended 12/31/25	Change in Unrealized Appreciation (Depreciation) for the year ended 12/31/25	Capital Gain Distributions for the year ended 12/31/25	Dividend Income for the year ended 12/31/25	Value
	Affiliated Issuer — 3.0%
	Closed-End Fund — 3.0% of Net Assets
88,418(g)	Pioneer ILS Interval Fund	—	$60,547	$—	$74,025	$ 854,121
	Total Investments in Affiliated Issuer — 3.0% (Cost $884,916)					$854,121
	OTHER ASSETS AND LIABILITIES — 1.7%					$471,092
	net assets — 100.0%					$28,351,762

8
The accompanying notes are an integral part of these financial statements.

Victory Pioneer High Yield VCT Portfolio	Victory Variable Insurance Funds II

bps	Basis Points.
CMT	Constant Maturity Treasury.
SOFR	Secured Overnight Financing Rate.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At December 31, 2025, the value of these securities amounted to $23,233,467, or 81.9% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at December 31, 2025.
(b)	Non-income producing security.
(c)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at December 31, 2025.
(f)	Rate periodically changes. Rate disclosed is the 7-day yield at December 31, 2025.
(g)	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Victory Capital Management Inc., (the “Adviser”).
*	Senior secured ﬂoating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at December 31, 2025.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized (Depreciation)
USD	198,427	EUR	170,000	State Street Bank & Trust Co.	1/29/26	$(1,631)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$(1,631)
SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized (Depreciation)	Market Value
2,380,000	Markit CDX North America High Yield Index Series 45	Pay	5.00%	12/20/30	$(171,909)	$(12,289)	$(184,198)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION					$(171,909)	$(12,289)	$(184,198)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
EUR — Euro
GBP — Great British Pound
USD — United States Dollar
Purchases and sales of securities (excluding short-term investments and all derivative contracts except for options purchased) for the year ended December 31, 2025, aggregated $16,715,779 and $17,820,486, respectively.
At December 31, 2025, the net unrealized appreciation on investments based on cost for federal tax purposes of $27,398,082 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$786,829
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(304,178)
Net unrealized appreciation	$482,651
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The accompanying notes are an integral part of these financial statements.
9

Victory Pioneer High Yield VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 12/31/25 (continued)
The following is a summary of the inputs used as of December 31, 2025 in valuing the Portfolio’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$516,438	$—	$516,438
Common Stocks
Telecommunications	—	21,180	—	21,180
All Other Common Stocks	150,767	—	—	150,767
Corporate Bonds
Pharmaceuticals	—	818,302	—*	818,302
All Other Corporate Bonds	—	24,117,994	—	24,117,994
Right/Warrant	—	3,397	—	3,397
Open-End Fund	1,398,471	—	—	1,398,471
Affiliated Closed-End Fund	854,121	—	—	854,121
Total Investments in Securities	$2,403,359	$25,477,311	$—	$27,880,670
Other Financial Instruments
Net unrealized depreciation on forward foreign currency exchange contracts	$—	$(1,631)	$—	$(1,631)
Centrally cleared swap contracts^	—	(12,289)	—	(12,289)
Total Other Financial Instruments	$—	$(13,920)	$—	$(13,920)
*	Securities valued at $0.
^	Reflects the unrealized appreciation (depreciation) of the instruments.
During the year ended December 31, 2025, there were no transfers in or out of Level 3.
10
The accompanying notes are an integral part of these financial statements.

Victory Pioneer High Yield VCT Portfolio	Victory Variable Insurance Funds II

Statement of Assets and Liabilities 12/31/25
ASSETS:
Investments in unaffiliated issuers, at value (cost $26,516,576)	$27,026,549
Investments in affiliated issuers, at value (cost $884,916)	854,121
Cash	6,788
Swaps collateral	299,198
Receivables —
Investment securities sold	20,436
Portfolio shares sold	25
Dividends	4,461
Interest	463,985
Due from the Adviser	10,668
Total assets	$28,686,231
LIABILITIES:
Payables —
Portfolio shares repurchased	$50,428
Distributions	332
Trustees’ fees	19
Professional fees	59,186
Variation margin for centrally cleared swap contracts	1,684
Swap contracts, at value (premium received $171,909)	184,198
Unrealized depreciation on forward foreign currency exchange contracts	1,631
Management fees	31,056
Administrative expenses	1,350
Distribution fees	409
Accrued expenses	4,176
Total liabilities	$334,469
NET ASSETS:
Paid-in capital	$31,282,260
Distributable earnings (loss)	(2,930,498)
Net assets	$28,351,762
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class I* (based on $24,592,466/2,832,818 shares)	$8.68
Class II* (based on $3,759,296/439,288 shares)	$8.56

*	Pioneer High Yield VCT Portfolio (the “Predecessor Portfolio”) reorganized with the Portfolio effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Portfolio is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class I and Class II shares of the Predecessor Portfolio received Class I and Class II shares of the Portfolio, respectively.
The accompanying notes are an integral part of these financial statements.
11

Victory Pioneer High Yield VCT Portfolio	Victory Variable Insurance Funds II

Statement of Operations
FOR THE YEAR ENDED 12/31/25
INVESTMENT INCOME:
Interest from unaffiliated issuers	$1,900,089
Dividends from affiliated issuers	74,025
Dividends from unaffiliated issuers	58,600
Total Investment Income		$2,032,714
EXPENSES:
Management fees	$181,431
Administrative expenses	17,888
Distribution fees
Class II*	10,605
Custodian fees	139
Professional fees	65,719
Printing expense	8,566
Officers’ and Trustees’ fees	7,059
Insurance expense	520
Miscellaneous	308
Total expenses		$292,235
Less fees waived and expenses reimbursed by the Adviser		(30,417)
Net expenses		$261,818
Net investment income		$1,770,896
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$(179,289)
Forward foreign currency exchange contracts	(12,266)
Swap contracts	(170,455)
Other assets and liabilities denominated in foreign currencies	3,085	$(358,925)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	$708,171
Investments in affiliated issuers	60,547
Forward foreign currency exchange contracts	(9,409)
Swap contracts	(18,720)
Other assets and liabilities denominated in foreign currencies	376	$740,965
Net realized and unrealized gain (loss) on investments		$382,040
Net increase in net assets resulting from operations		$2,152,936

*	Pioneer High Yield VCT Portfolio (the “Predecessor Portfolio”) reorganized with the Portfolio effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Portfolio is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class I and Class II shares of the Predecessor Portfolio received Class I and Class II shares of the Portfolio, respectively.
12
The accompanying notes are an integral part of these financial statements.

Victory Pioneer High Yield VCT Portfolio	Victory Variable Insurance Funds II

Statements of Changes in Net Assets
	Year Ended 12/31/25	Year Ended 12/31/24
FROM OPERATIONS:
Net investment income (loss)	$1,770,896	$1,746,343
Net realized gain (loss) on investments	(358,925)	(325,427)
Change in net unrealized appreciation (depreciation) on investments	740,965	864,054
Net increase in net assets resulting from operations	$2,152,936	$2,284,970
DISTRIBUTIONS TO SHAREHOLDERS:
Class I* ($0.51 and $0.49 per share, respectively)	$(1,423,530)	$(1,282,442)
Class II* ($0.49 and $0.46 per share, respectively)	(244,268)	(290,035)
Total distributions to shareholders	$(1,667,798)	$(1,572,477)
FROM PORTFOLIO SHARE TRANSACTIONS:
Net proceeds from sales of shares	$8,952,907	$8,893,490
Reinvestment of distributions	1,665,941	1,572,477
Cost of shares repurchased	(11,780,017)	(10,389,352)
Net increase (decrease) in net assets resulting from Portfolio share transactions	$(1,161,169)	$76,615
Net increase (decrease) in net assets	$(676,031)	$789,108
NET ASSETS:
Beginning of year	$29,027,793	$28,238,685
End of year	$28,351,762	$29,027,793

	Year Ended 12/31/25 Shares	Year Ended 12/31/25 Amount	Year Ended 12/31/24 Shares	Year Ended 12/31/24 Amount
Class I*
Shares sold	438,112	$3,741,760	502,402	$4,225,657
Reinvestment of distributions	165,890	1,423,530	152,466	1,282,442
Less shares repurchased	(541,432)	(4,622,845)	(471,523)	(3,949,416)
Net increase	62,570	$542,445	183,345	$1,558,683
Class II*
Shares sold	616,875	$5,211,147	563,313	$4,667,833
Reinvestment of distributions	28,673	242,411	34,921	290,035
Less shares repurchased	(850,426)	(7,157,172)	(781,402)	(6,439,936)
Net decrease	(204,878)	$(1,703,614)	(183,168)	$(1,482,068)

*	Pioneer High Yield VCT Portfolio (the “Predecessor Portfolio”) reorganized with the Portfolio effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Portfolio is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class I and Class II shares of the Predecessor Portfolio received Class I and Class II shares of the Portfolio, respectively.
The accompanying notes are an integral part of these financial statements.
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Victory Pioneer High Yield VCT Portfolio	Victory Variable Insurance Funds II

Financial Highlights
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Class l*
Net asset value, beginning of period	$8.52	$8.30	$7.86	$9.34	$9.29
Increase (decrease) from investment operations:
Net investment income (loss)(a)	0.55	0.54	0.51	0.45	0.43
Net realized and unrealized gain (loss) on investments	0.12	0.17	0.38	(1.50)	0.10
Net increase (decrease) from investment operations	$0.67	$0.71	$0.89	$(1.05)	$0.53
Distributions to shareholders:
Net investment income	(0.51)	(0.49)	(0.45)	(0.42)	(0.48)
Tax return of capital	—	—	—	(0.01)	—
Total distributions	$(0.51)	$(0.49)	$(0.45)	$(0.43)	$(0.48)
Net increase (decrease) in net asset value	$0.16	$0.22	$0.44	$(1.48)	$0.05
Net asset value, end of period	$8.68	$8.52	$8.30	$7.86	$9.34
Total return(b)	8.16%	8.71%	11.63%(c)	(11.43)%	5.82%
Ratio of net expenses to average net assets	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income (loss) to average net assets	6.39%	6.39%	6.38%	5.37%	4.60%
Portfolio turnover rate	63%	53%	40%	31%	99%
Net assets, end of period (in thousands)	$24,592	$23,615	$21,472	$21,048	$28,234
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.01%	1.05%	1.30%	1.13%	1.12%
Net investment income (loss) to average net assets	6.28%	6.24%	5.98%	5.14%	4.38%

*	Pioneer High Yield VCT Portfolio (the “Predecessor Portfolio”) reorganized with the Portfolio effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Portfolio is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class I and Class II shares of the Predecessor Portfolio received Class I and Class II shares of the Portfolio, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	For the year ended December 31, 2023, the Portfolio’s total return includes a reimbursement by the Adviser. The impact on Class I’s total return was less than 0.005%.
NOTE:    The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.
14
The accompanying notes are an integral part of these financial statements.

Victory Pioneer High Yield VCT Portfolio	Victory Variable Insurance Funds II

	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Class ll*
Net asset value, beginning of period	$8.40	$8.18	$7.75	$9.21	$9.16
Increase (decrease) from investment operations:
Net investment income (loss)(a)	0.51	0.51	0.49	0.42	0.40
Net realized and unrealized gain (loss) on investments	0.14	0.17	0.36	(1.48)	0.10
Net increase (decrease) from investment operations	$0.65	$0.68	$0.85	$(1.06)	$0.50
Distributions to shareholders:
Net investment income	(0.49)	(0.46)	(0.42)	(0.39)	(0.45)
Tax return of capital	—	—	—	(0.01)	—
Total distributions	$(0.49)	$(0.46)	$(0.42)	$(0.40)	$(0.45)
Net increase (decrease) in net asset value	$0.16	$0.22	$0.43	$(1.46)	$0.05
Net asset value, end of period	$8.56	$8.40	$8.18	$7.75	$9.21
Total return(b)	7.92%	8.48%	11.29%(c)	(11.66)%	5.56%
Ratio of net expenses to average net assets	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of net investment income (loss) to average net assets	6.08%	6.14%	6.18%	5.06%	4.29%
Portfolio turnover rate	63%	53%	40%	31%	99%
Net assets, end of period (in thousands)	$3,759	$5,412	$6,767	$6,384	$15,161
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.27%	1.30%	1.55%	1.38%	1.37%
Net investment income (loss) to average net assets	5.96%	5.99%	5.78%	4.83%	4.07%

*	Pioneer High Yield VCT Portfolio (the “Predecessor Portfolio”) reorganized with the Portfolio effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Portfolio is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class I and Class II shares of the Predecessor Portfolio received Class I and Class II shares of the Portfolio, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	For the year ended December 31, 2023, the Portfolio’s total return includes a reimbursement by the Adviser. The impact on Class II’s total return was less than 0.005%.
NOTE:    The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.
The accompanying notes are an integral part of these financial statements.
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Victory Pioneer High Yield VCT Portfolio	Victory Variable Insurance Funds II

Notes to Financial Statements 12/31/25
1.  Organization and Signiﬁcant Accounting Policies
Victory Pioneer High Yield VCT Portfolio (the “Portfolio”) is one of seven portfolios comprising Victory Variable Insurance Funds II (the “Trust”), a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and the Portfolio is a diversified, open-end management investment company. The Portfolio, which commenced operations on April 1, 2025, is the successor to Pioneer High Yield VCT Portfolio (the “Predecessor Portfolio”) and, accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio. The Predecessor Portfolio transferred all of the net assets of Class I shares and Class II shares in exchange for the Portfolio’s Class I shares and Class II shares, respectively, on April 1, 2025 pursuant to an agreement and plan of reorganization (the “Reorganization”) which was approved by the shareholders of the Predecessor Portfolio on March 27, 2025. Accordingly, the Reorganization, which did not result in any federal income tax to the Predecessor Portfolio or its shareholders, had no effect on the Portfolio’s operation. The investment objective of the Portfolio is to maximize total return through a combination of income and capital appreciation.
The Portfolio offers two classes of shares designated as Class I and Class II shares. Each class of shares represents an interest in the same portfolio of investments of the Portfolio and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses, such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Second Amended and Restated Trust Instrument of the Portfolio gives the Board of Trustees the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Portfolio is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class I shares.
Portfolio shares may be purchased only by insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.
Prior to April 1, 2025, Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., served as the Portfolio’s investment adviser (“Amundi US”). Effective April 1, 2025, Victory Capital Management Inc. (“Victory Capital” or the “Adviser”) serves as the Portfolio’s investment adviser. See Note 10. Prior to April 1, 2025, Amundi Distributor US, Inc., an affiliate of Amundi US, served as the Portfolio’s distributor. Effective April 1, 2025, Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Portfolio pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
The Portfolio complies with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. In accordance with Rule 18f-4, the Portfolio has established and maintains a comprehensive derivatives risk management program, has appointed a derivatives risk manager and complies with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”).
The Portfolio adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). The Portfolio’s adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio’s financial position or results of operations. The management committee of the Adviser acts as the Portfolio’s Chief Operations Decision Maker (CODM) who assesses performance and allocates resources with respect to the Portfolio. The Portfolio’s operations constitute a single operating segment and therefore, a single reportable segment, because the Portfolio has a single investment strategy as disclosed in its prospectus, against which the CODM manages the business activities using information of the Portfolio as a whole, and assesses performance of the Portfolio. The financial information provided to and reviewed by the CODM is the same as that presented within the Portfolio’s financial statements.
The Portfolio is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Portfolio to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
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Victory Pioneer High Yield VCT Portfolio	Victory Variable Insurance Funds II

The following is a summary of signiﬁcant accounting policies followed by the Portfolio in the preparation of its ﬁnancial statements:
A.	Security Valuation
The net asset value of the Portfolio is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Fixed income securities are valued by using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities, historical trading patterns in the market for fixed income securities and/or other factors. Non-U.S. debt securities that are listed on an exchange will be valued at the bid price obtained from an independent third party pricing service. When independent third party pricing services are unable to supply prices, or when prices or market quotations are considered to be unreliable, the value of that security may be determined using quotations from one or more broker-dealers.
Loan interests are valued at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from Loan Pricing Corporation, an independent third party pricing service. If price information is not available from Loan Pricing Corporation, or if the price information is deemed to be unreliable, price information will be obtained from an alternative loan interest pricing service. If no reliable price quotes are available from either the primary or alternative pricing service, broker quotes will be solicited.
Event-linked bonds are valued at the bid price obtained from an independent third party pricing service. Other insurance-linked securities (including reinsurance sidecars, collateralized reinsurance and industry loss warranties) may be valued at the bid price obtained from an independent pricing service, or through a third party using a pricing matrix, insurance valuation models, or other fair value methods or techniques to provide an estimated value of the instrument.
Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.
The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Portfolio’s shares are determined as of such times. The Adviser may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.
Forward foreign currency exchange contracts are valued daily using the foreign exchange rate or, for longer term forward contract positions, the spot currency rate and the forward points on a daily basis, in each case provided by a third party pricing service. Contracts whose forward settlement date falls between two quoted days are valued by interpolation.
Swap contracts, including interest rate swaps, caps and floors (other than centrally cleared swap contracts), are valued at the dealer quotations obtained from reputable International Swap Dealers Association members. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.
Shares of open-end registered investment companies (including money market mutual funds) are valued at such fund’s net asset value. Shares of closed-end interval funds that offer their shares at net asset value are valued at such funds’ net asset value.
Securities or loan interests for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Portfolio pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
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Victory Pioneer High Yield VCT Portfolio	Victory Variable Insurance Funds II

Notes to Financial Statements 12/31/25 (continued)
Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Portfolio’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity, tariffs, or trading halts. Thus, the valuation of the Portfolio’s securities may differ significantly from exchange prices, and such differences could be material.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend date in the exercise of reasonable diligence.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the monthly paydowns. All discounts/premiums on purchase prices of debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and such accretion/amortization is included in interest income.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Foreign Currency Translation
The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.
Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency exchange contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated on the Statement of Operations from the effects of changes in the market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.
D.	Federal Income Taxes
It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of December 31, 2025, the Portfolio did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
At December 31, 2025, the Portfolio was permitted to carry forward indefinitely $116,001 of short-term losses and $3,441,433 of long-term losses.
The tax character of distributions paid during the years ended December 31, 2025 and December 31, 2024, was as follows:
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Victory Pioneer High Yield VCT Portfolio	Victory Variable Insurance Funds II

	2025	2024
Distributions paid from:
Ordinary income	$1,667,798	$1,572,477
Total	$1,667,798	$1,572,477
The following shows the components of distributable earnings (losses) on a federal income tax basis at December 31, 2025:
2025
Distributable earnings/(losses):
Undistributed ordinary income	$144,285
Capital loss carryforward	(3,557,434)
Net unrealized appreciation	482,651
Total	$(2,930,498)
The difference between book basis and tax basis unrealized appreciation is attributable to the tax adjustments relating to tax deferral of losses on wash sales, book-tax amortization differences, and the mark to market of swaps and forwards.
E.	Portfolio Shares and Class Allocations
The Portfolio records sales and repurchases of its shares as of trade date. Distribution fees for Class II shares are calculated based on the average daily net asset value attributable to Class II shares of the Portfolio (see Note 5). Class I shares do not pay distribution fees.
Income, common expenses (excluding transfer agent and distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of shares based on its respective percentage of the adjusted net assets at the beginning of the day.
All expenses and fees paid to the Portfolio’s transfer agent for its services are allocated between the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
The Portfolio declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions paid by the Portfolio with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class I and Class II shares can reflect different transfer agent and distribution expense rates. Dividends and distributions to shareholders are recorded on the ex-dividend date.
F.	Risks
The value of securities held by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates may increase. These circumstances could adversely affect the value and liquidity of the Portfolio’s investments and negatively impact the Portfolio’s performance.
Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Following the commencement of the conflict in Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
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Victory Pioneer High Yield VCT Portfolio	Victory Variable Insurance Funds II

Notes to Financial Statements 12/31/25 (continued)
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, China enters into military conflict with Taiwan, the Philippines or another neighbor, or other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Portfolio’s assets may go down.
At times, the Portfolio’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Portfolio more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
The Portfolio’s investments in foreign markets and countries with limited developing markets may subject the Portfolio to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Portfolio’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
In response to the military conflict in Ukraine commencing in 2022, the United States and other countries issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Portfolio investments, on Portfolio performance and the value of an investment in the Portfolio, particularly with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.
Normally, the Portfolio invests at least 80% of its total assets in below-investment-grade (high-yield) debt securities and preferred stocks. Some of these high-yield securities may be convertible into equity securities of the issuer. Debt securities rated below-investment-grade are commonly referred to as “junk bonds” and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. These securities involve greater risk of loss, are subject to greater price volatility, and may be less liquid and more difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities.
The market prices of the Portfolio’s fixed income securities may fluctuate significantly when interest rates change. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. For example, if interest rates increase by 1%, the value of a Portfolio’s portfolio with a portfolio duration of ten years would be expected to decrease by 10%, all other things being equal. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities. The maturity of a security may be significantly longer than its effective duration. A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally, such as changes in credit quality or in the yield premium that the market may establish for certain types of securities (sometimes called “credit spread”). In general, the longer its maturity the more a security may be susceptible to these factors. When the credit spread for a fixed income security goes up, or “widens”, the value of the security will generally go down.
If an issuer or guarantor of a security held by the Portfolio or a counterparty to a financial contract with the Portfolio defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less
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Victory Pioneer High Yield VCT Portfolio	Victory Variable Insurance Funds II

creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will typically decline. Changes in actual or perceived creditworthiness may occur quickly. The Portfolio could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty.
The Portfolio may invest in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.
With the increased use of technologies such as the Internet to conduct business, the Portfolio is susceptible to operational, information security and related risks. While the Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Portfolio cannot control the cybersecurity plans and systems put in place by service providers to the Portfolio such as the Portfolio’s custodian and accounting agent, and the Portfolio’s transfer agent. In addition, many beneficial owners of Portfolio shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Portfolio nor the Adviser exercises control. Each of these intermediaries may in turn rely on their service providers, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser, service providers or intermediaries may cause disruptions and impact business operations. This may cause financial losses; interference with the Portfolio’s ability to calculate its net asset value; impediments to trading; the inability of Portfolio shareholders to effect share purchases; redemptions or exchanges or receive distributions; loss of or unauthorized access to private shareholder information; and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Portfolio’s prospectus contains unaudited information regarding the Portfolio’s principal risks. Please refer to that document when considering the Portfolio’s principal risks.
G.	Restricted Securities
Restricted Securities are subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933. Private placement securities are generally considered to be restricted except for those securities traded between qualiﬁed institutional investors under the provisions of Rule 144A of the Securities Act of 1933.
Disposal of restricted investments may involve negotiations and expenses, and prompt sale at an acceptable price may be difﬁcult to achieve. There were no restricted investments held by the Portfolio at December 31, 2025.
H.	Insurance-Linked Securities (“ILS”)
The Portfolio invests in ILS. The Portfolio could lose a portion or all of the principal it has invested in an ILS, and the right to additional interest or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as deﬁned within the terms of an insurance-linked security. Trigger events, generally, are hurricanes, earthquakes, or other natural events of a speciﬁc size or magnitude that occur in a designated geographic region during a speciﬁed time period, and/or that involve losses or other metrics that exceed a speciﬁc amount. There is no way to accurately predict whether a trigger event will occur, and accordingly, ILS carry signiﬁcant risk. The Portfolio is entitled to receive principal, and interest and/or dividend payments so long as no trigger event occurs of the description and magnitude speciﬁed by the instrument. In addition to the speciﬁed trigger events, ILS may expose the Portfolio to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
The Portfolio’s investments in ILS may include event-linked bonds. ILS also may include special purpose vehicles (“SPVs”) or similar instruments structured to comprise a portion of a reinsurer’s catastrophe-oriented business, known as quota share instruments (sometimes referred to as reinsurance sidecars), or to provide reinsurance relating to speciﬁc risks to insurance or reinsurance companies through a collateralized instrument, known as collateralized reinsurance. Structured reinsurance investments also may include industry loss warranties (“ILWs”). A traditional ILW takes the form of a bilateral reinsurance contract, but there are also products that take the form of derivatives, collateralized structures, or exchange-traded instruments.
Where the ILS are based on the performance of underlying reinsurance contracts, the Portfolio has limited transparency into the individual underlying contracts, and therefore must rely upon the risk assessment and sound underwriting
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Notes to Financial Statements 12/31/25 (continued)
practices of the issuer. Accordingly, it may be more difficult for the Adviser to fully evaluate the underlying risk profile of the Portfolio’s structured reinsurance investments, and therefore the Portfolio’s assets are placed at greater risk of loss than if the Adviser had more complete information. Structured reinsurance instruments generally will be considered illiquid securities by the Portfolio. These securities may be difficult to purchase, sell or unwind. Illiquid securities also may be difficult to value. If the Portfolio is forced to sell an illiquid asset, the Portfolio may be forced to sell at a loss.
Additionally, the Portfolio may gain exposure to ILS by investing in a closed-end interval fund, Pioneer ILS Interval Fund, an affiliate of the Adviser. The Portfolio’s investment in Pioneer ILS Interval Fund at December 31, 2025 is listed in the Schedule of Investments.
I.	Forward Foreign Currency Exchange Contracts
The Portfolio may enter into forward foreign currency exchange contracts (“contracts”) for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked-to-market daily at the applicable exchange rates, and any resulting unrealized appreciation or depreciation is recorded in the Portfolio’s financial statements. The Portfolio records realized gains and losses at the time a contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 7).
During the year ended December 31, 2025, the Portfolio had entered into various forward foreign currency exchange contracts that obligated the Portfolio to deliver or take delivery of currencies at specified future maturity dates. Alternatively, prior to the settlement date of a forward foreign currency exchange contract, the Portfolio may close out such contract by entering into an offsetting contract.
The average market value of forward foreign currency exchange contracts open during the year ended December 31, 2025 was $192,192 for sells. Open forward foreign currency exchange contracts outstanding at December 31, 2025 are listed in the Schedule of Investments.
J.	Credit Default Swap Contracts
A credit default swap is a contract between a buyer of protection and a seller of protection against a pre-defined credit event or an underlying reference obligation, which may be a single security or a basket or index of securities. The Portfolio may buy or sell credit default swap contracts to seek to increase the Portfolio’s income, or to attempt to hedge the risk of default on portfolio securities. A credit default swap index is used to hedge risk or take a position on a basket of credit entities or indices.
As a seller of protection, the Portfolio would be required to pay the notional (or other agreed-upon) value of the referenced debt obligation to the counterparty in the event of a default by a U.S. or foreign corporate issuer of a debt obligation, which would likely result in a loss to the Portfolio. In return, the Portfolio would receive from the counterparty a periodic stream of payments during the term of the contract, provided that no event of default occurred. The maximum exposure of loss to the seller would be the notional value of the credit default swaps outstanding. If no default occurs, the Portfolio would keep the stream of payments and would have no payment obligation. The Portfolio may also buy credit default swap contracts in order to hedge against the risk of default of debt securities, in which case the Portfolio would function as the counterparty referenced above.
As a buyer of protection, the Portfolio makes an upfront or periodic payment to the protection seller in exchange for the right to receive a contingent payment. An upfront payment made by the Portfolio, as the protection buyer, is recorded within the “Swap contracts, at value” line item on the Statement of Assets and Liabilities. Periodic payments received or paid by the Portfolio are recorded as realized gains or losses on the Statement of Operations.
Credit default swap contracts are marked-to-market daily using valuations supplied by independent sources, and the change in value, if any, is recorded within the “Swap contracts, at value” line item on the Statement of Assets and Liabilities. Payments received or made as a result of a credit event or upon termination of the contract are recognized, net of the appropriate amount of the upfront payment, as realized gains or losses on the Statement of Operations.
Credit default swap contracts involving the sale of protection may involve greater risks than if the Portfolio had invested in the referenced debt instrument directly. Credit default swap contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Portfolio is a protection buyer and no credit event occurs, it will lose its investment. If the Portfolio is a protection seller and a credit event occurs, the value of the referenced debt instrument received by the Portfolio, together with the periodic payments received, may be less than the amount the Portfolio pays
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Victory Pioneer High Yield VCT Portfolio	Victory Variable Insurance Funds II

to the protection buyer, resulting in a loss to the Portfolio. In addition, obligations under sell protection credit default swaps may be partially offset by net amounts received from settlement of buy protection credit default swaps entered into by the Portfolio for the same reference obligation with the same counterparty.
The Portfolio may invest in credit default swap index products (“CDX”). A CDX is a swap on an index of credit default swaps. CDXs allow an investor to manage credit risk or take a position on a basket of credit entities (such as credit default swaps or commercial mortgage-backed securities) in a more efficient manner than transacting in a single-name credit default swap. If a credit event occurs in one of the underlying companies, the protection is paid out via the delivery of the defaulted bond by the buyer of protection in return for a payment of notional value of the defaulted bond by the seller of protection or it may be settled through a cash settlement between the two parties. The underlying company is then removed from the index. If the Portfolio holds a long position in a CDX, the Portfolio would indirectly bear its proportionate share of any expenses paid by a CDX. A fund holding a long position in CDXs typically receives income from principal or interest paid on the underlying securities. By investing in CDXs, the Portfolio could be exposed to liquidity risk, counterparty risk, credit risk of the issuers of the underlying loan obligations and of the CDX markets, and operational risks. If there is a default by the CDX counterparty, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction. CDXs also bear the risk that the Portfolio will not be able to meet its obligation to the counterparty.
Certain swap contracts that are cleared through a central clearinghouse are referred to as centrally cleared swaps. All payments made or received by the Portfolio are pursuant to a centrally cleared swap contract with the central clearing party rather than the original counterparty. Upon entering into a centrally cleared swap contract, the Portfolio is required to make an initial margin deposit, either in cash or in securities. The daily change in value on open centrally cleared contracts is recorded as “Variation margin for centrally cleared swap contracts” on the Statement of Assets and Liabilities. Cash received from or paid to the broker related to previous margin movement is held in a segregated account at the broker and is recorded as either “Due from broker for swaps” or “Due to broker for swaps” on the Statement of Assets and Liabilities. The amount of cash deposited with a broker as collateral at December 31, 2025 is recorded as “Swaps collateral” on the Statement of Assets and Liabilities.
The average notional values of credit default swap contracts buy protection and credit default swap contracts sell protection open during the year ended December 31, 2025 were $2,040,000 and $148,000, respectively. Open credit default swap contracts at December 31, 2025 are listed in the Schedule of Investments.
2.  Investment Advisory Agreement
The Adviser manages the Portfolio. Management fees payable under the Portfolio’s Investment Advisory Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.65% of the Portfolio’s average daily net assets up to $1 billion and 0.60% of the Portfolio’s average daily net assets over $1 billion. Prior to the Reorganization, Amundi Asset Management US, Inc. (“Amundi US”) served as the investment adviser of the Predecessor Portfolio. Under an investment management agreement with Amundi US, the Predecessor Portfolio paid management fees at the annual rate 0.65% of the Portfolio’s average daily net assets up to $1 billion and 0.60% of the Portfolio’s average daily net assets over $1 billion. For the year ended December 31, 2025, the effective management fee (excluding waivers and/or assumption of expenses and waiver of acquired fund fees and expenses) was equivalent to 0.65% of the Portfolio’s average daily net assets.
The Adviser has agreed to waive its management fee with respect to any portion of the Portfolio’s assets invested in Pioneer ILS Interval Fund, an affiliated fund managed by the Adviser. For the year ended December 31, 2025, the Adviser waived $13,303 in management fees with respect to the Portfolio, which is reflected on the Statement of Operations as an expense waiver.
Effective April 1, 2025, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, acquired fund fees and expenses, and brokerage commissions) do not exceed 0.90% and 1.15% of the Portfolio’s Class I and Class II shares, respectively. These expense limitations are in effect through April 1, 2028. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to two years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Portfolio's Board of Trustees.
Prior to the Reorganization, Amundi US contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all Portfolio expenses other than taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, such as litigation) of the Portfolio to the extent required to reduce Portfolio expenses to 0.90% and
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Victory Pioneer High Yield VCT Portfolio	Victory Variable Insurance Funds II

Notes to Financial Statements 12/31/25 (continued)
1.15% of the average daily net assets attributable to Class I shares and Class II shares respectively. These expense limitations were in effect prior to April 1, 2025. There can be no assurance that the Adviser will extend the expense limitation agreement for a class of shares beyond the date referred to above. Fees waived and expenses reimbursed during the year ended December 31, 2025 are reflected on the Statement of Operations.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $31,056 in management fees payable to the Adviser at December 31, 2025.
Effective April 1, 2025, Victory Capital also serves as the Portfolio’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, Victory Capital is paid an administration and servicing fee based on a percentage of the average daily net assets of the Portfolio. The tiered rates at which Victory Capital is paid by the Portfolio are shown in the table below:
Net Assets
Up to $15 billion	$15 billion to $30 billion	$30 billion to $85 billion	In excess of $85 billion
0.08%	0.05%	0.04%	0.03%
Amounts incurred for the year ended December 31, 2025, are reflected on the Statement of Operations in Administration expenses.
During the annual reporting period covered by this report, Bank of New York Mellon (“BNY”) acted as sub-administrator and sub-fund accountant to the Portfolio pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between Victory Capital and BNY (see Note 11). Victory Capital paid BNY a fee for providing these services.
The Portfolio reimburses Victory Capital and reimbursed BNY for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Portfolio. Amounts incurred for the year ended December 31, 2025, are reflected on the Statement of Operations as Administration expenses.
3.  Compensation of Officers and Trustees
The Portfolio pays an annual fee to its Trustees. The Adviser reimburses the Portfolio for fees paid to the Interested Trustees. Except for the chief compliance officer, the Portfolio does not pay any salary or other compensation to its officers. The Portfolio pays a portion of the chief compliance officer’s compensation for his services as the Portfolio’s chief compliance officer. The Adviser pays the remaining portion of the chief compliance officer’s compensation. For the year ended December 31, 2025, the Portfolio and the Predecessor Portfolio paid $7,059 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At December 31, 2025, on its Statement of Assets and Liabilities, the Portfolio had a payable for Trustees’ fees of $19 and a payable for administrative expenses of $1,350, which includes the payable for Officers’ compensation.
4.  Transfer Agent
During the annual reporting period covered by this report, BNY Mellon Investment Servicing (US) Inc. served as the transfer agent to the Portfolio at negotiated rates (see Note 11). Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Portfolio’s omnibus relationship contracts.
5.  Distribution Plan
The Portfolio has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to Class II shares. Pursuant to the Plan, the Portfolio pays the Distributor a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate the Distributor for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by the Distributor in connection with the Portfolio’s Class II shares. Reflected on the Statement of Assets and Liabilities is $409 in distribution fees payable to the Distributor at December 31, 2025.
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6.  Master Netting Agreements
The Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all of its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs the trading of certain Over the Counter (“OTC”) derivatives and typically contains, among other things, close-out and set- off provisions which apply upon the occurrence of an event of default and/or a termination event as deﬁned under the relevant ISDA Master Agreement. The ISDA Master Agreement may also give a party the right to terminate all transactions traded under such agreement if, among other things, there is deterioration in the credit quality of the other party.
Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close-out all transactions under such agreement and to net amounts owed under each transaction to determine one net amount payable by one party to the other. The right to close out and net payments across all transactions under the ISDA Master Agreement could result in a reduction of the Portfolio’s credit risk to its counterparty equal to any amounts payable by the Portfolio under the applicable transactions, if any. However, the Portfolio’s right to set-off may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which each speciﬁc ISDA Master Agreement of each counterparty is subject.
The collateral requirements for derivatives transactions under an ISDA Master Agreement are governed by a credit support annex to the ISDA Master Agreement. Collateral requirements are generally determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to threshold (a “minimum transfer amount”) before a transfer is required, which may vary by counterparty. Collateral pledged for the beneﬁt of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re- pledged, assigned or otherwise used while pledged. Cash that has been segregated to cover the Portfolio’s collateral obligations, if any, will be reported separately on the Statement of Assets and Liabilities as “Swaps collateral”. Securities pledged by the Portfolio as collateral, if any, are identiﬁed as such in the Schedule of Investments.
Financial instruments subject to an enforceable master netting agreement, such as an ISDA Master Agreement, have been offset on the Statement of Assets and Liabilities. The following chart shows gross liabilities of the Portfolio as of December 31, 2025.
Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-Cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(b)
State Street Bank & Trust Co.	$1,631	$—	$—	$—	$1,631
Total	$1,631	$—	$—	$—	$1,631

(a)	The amount presented here may be less than the total amount of collateral received/pledged, as the net amount of derivative assets and liabilities cannot be less than $0.
(b)	Represents the net amount payable to the counterparty in the event of default.
7.  Additional Disclosures about Derivative Instruments and Hedging Activities
The Portfolio’s use of derivatives may enhance or mitigate the Portfolio’s exposure to the following risks:
Interest rate risk relates to the ﬂuctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.
Credit risk relates to the ability of the issuer of a ﬁnancial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.
Foreign exchange rate risk relates to ﬂuctuations in the value of an asset or liability due to changes in currency exchange rates.
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Victory Pioneer High Yield VCT Portfolio	Victory Variable Insurance Funds II

Notes to Financial Statements 12/31/25 (continued)
Equity risk relates to the ﬂuctuations in the value of ﬁnancial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange rate risk), whether caused by factors speciﬁc to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Commodity risk relates to the risk that the value of a commodity or commodity index will ﬂuctuate based on increases or decreases in the commodities market and factors speciﬁc to a particular industry or commodity.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at December 31, 2025, was as follows:
Statement of Assets and Liabilities	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$1,631	$—	$—
Centrally cleared swap contracts†	—	12,289	—	—	—
Total Value	$—	$12,289	$1,631	$—	$—

†	Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure at December 31, 2025 was as follows:
Statement of Operations	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Net Realized Gain (Loss) on
Forward foreign currency exchange contracts	$—	$—	$(12,266)	$—	$—
Swap contracts	—	(170,455)	—	—	—
Total Value	$—	$(170,455)	$(12,266)	$—	$—
Change in Net Unrealized Appreciation (Depreciation) on
Forward foreign currency exchange contracts	$—	$—	$(9,409)	$—	$—
Swap contracts	—	(18,720)	—	—	—
Total Value	$—	$(18,720)	$(9,409)	$—	$—
8.  Unfunded Loan Commitments
The Portfolio may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Portfolio is obliged to provide funding to the borrower upon demand. A fee is earned by the Portfolio on the unfunded loan commitment and is recorded as interest income on the Statement of Operations. Unfunded loan commitments are fair valued in accordance with the valuation policy described in Note 1A and unrealized appreciation or depreciation, if any, is recorded on the Statement of Assets and Liabilities.
As of December 31, 2025, the Portfolio had no unfunded loan commitments outstanding.
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Victory Pioneer High Yield VCT Portfolio	Victory Variable Insurance Funds II

9.  Affiliated Issuers
An affiliated issuer is a company in which the Portfolio has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares or any company which is under common ownership or control. At December 31, 2025, the value of the Portfolio’s investment in afﬁliated issuers was $854,121, which represents 3.0% of the Portfolio’s net assets.
Transactions in afﬁliated issuers by the Portfolio for the year ended December 31, 2025 were as follows:
Name of the Affiliated Issuer	Value at December 31, 2024	Purchases Costs	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain/(Loss)	Dividends Received and Reinvested	Sales Proceeds	Shares held at December 31, 2025	Value at December 31, 2025
Pioneer ILS Interval Fund	$719,549	$—	$60,547	$—	$74,025	$—	88,418	$854,121
Annual and semi-annual shareholder reports for the underlying Pioneer ILS Interval Fund are available on the fund’s web page(s) at vcm.com.
10.  Reorganization
On April 1, 2025 (the “Closing Date”), the Predecessor Portfolio was reorganized with the Portfolio (the “Reorganization”). Under the terms of an Agreement and Plan of Reorganization, the Predecessor Portfolio transferred all of its assets and liabilities (other than certain securities that were subject to restriction on transfer) in exchange for shares of the Portfolio equal in value to those assets and liabilities. The Reorganization was structured so that the transfer of assets and liabilities did not result in federal tax liability to the Predecessor Portfolio or its shareholders. Shareholders holding Class I and Class II shares of the Predecessor Portfolio received Class I and Class II shares of the Portfolio, respectively, in the Reorganization. The investment portfolio of the Predecessor Portfolio, with an aggregate value of $28,320,132 and an identified cost of $28,778,624 at April 1, 2025, was the principal asset acquired by the Portfolio. The Predecessor Portfolio was the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio's performance and financial history have become the performance and financial history of the Portfolio.
11.  Subsequent Event
On September 30, 2025, the Board upon the recommendation of the Adviser, approved a change in the Portfolio's custodian, sub-administrator, sub-fund accountant, and transfer agent to be effective at the close of business on or about February 6, 2026 (the “Effective Date”). After the Effective Date, Citibank, N.A. will serve as the custodian of the Portfolio, Citi Fund Services Ohio, Inc. will serve as sub-administrator and sub-fund accountant of the Portfolio and FIS Investor Services LLC will serve as transfer agent of the Portfolio.
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Victory Pioneer High Yield VCT Portfolio	Victory Variable Insurance Funds II

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Victory Variable Insurance Funds II (formerly Pioneer Variable Contracts Trust) and the Shareholders of Victory Pioneer High Yield VCT Portfolio (formerly Pioneer High Yield VCT Portfolio):
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Victory Pioneer High Yield VCT Portfolio (formerly Pioneer High Yield VCT Portfolio ) (the “Fund”) (one of the funds constituting Victory Variable Insurance Funds II) (formerly Pioneer Variable Contracts Trust), including the schedule of investments, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets and financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the years ended December 31, 2023, 2022, and 2021 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated February 20, 2024.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 18, 2026
We have served as the auditor of one or more of the Pioneer investment companies since 2024.
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Victory Pioneer High Yield VCT Portfolio	Victory Variable Insurance Funds II

Additional Information (unaudited)
Qualified interest income is exempt from nonresident alien (NRA) tax withholding. The percentage of the Portfolio’s ordinary income distributions derived from qualified interest income was 77.26%.
Results of Special Shareholder Meeting
A Special Shareholder Meeting of Pioneer High Yield VCT Portfolio was held on March 27, 2025 to approve an Agreement and Plan of Reorganization pursuant to which Pioneer High Yield VCT Portfolio reorganized into Victory Pioneer High Yield VCT Portfolio.
The voting results were as follows:

Fund	Total Voted	Votes For	Votes Against	Votes Abstained
Pioneer High Yield VCT Portfolio	2,353,376	2,248,605	11,085	93,686
29

Proxy Voting Policies and Procedures of the Portfolio are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Portfolio voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareholders at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission’s web site at www.sec.gov.
18662-AFR-0226

Victory Variable Insurance Funds II
Victory Pioneer Strategic Income

VCT Portfolio*
(successor to Pioneer Strategic Income VCT Portfolio)*
Annual: Full Financials | December 31, 2025
* Effective April 1, 2025, during the annual reporting period covered by this report, Pioneer Strategic Income VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer Strategic Income VCT Portfolio (the “Reorganization”). The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of Victory Pioneer Strategic Income VCT Portfolio.
Please refer to your contract prospectus to determine the applicable share class offered under your contract.

Victory Variable Insurance Funds II

Victory Pioneer Strategic Income VCT Portfolio
This report is authorized for distribution only when preceded or accompanied by a prospectus for the Portfolio being offered.
Victory Variable Insurance Funds II files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at www.sec.gov.

Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 12/31/25
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 98.6%
	Senior Secured Floating Rate Loan Interests — 1.2% of Net Assets(a)*
	Cruise Lines — 0.1%
19,750	LC Ahab US Bidco LLC, Second Amendment Incremental Term Loan, 6.716% (Term SOFR + 300 bps), 5/1/31	$ 19,818
	Total Cruise Lines	$19,818
	Gambling (Non-Hotel) — 0.2%
65,000	River Rock Entertainment Authority, California, Term Loan, 12.73% (Term SOFR + 900 bps), 6/25/31	$ 63,375
	Total Gambling (Non-Hotel)	$63,375
	Medical-Drugs — 0.2%
39,800	1261229 B.C. Ltd., Initial Term Loan, 9.966% (Term SOFR + 625 bps), 10/8/30	$ 38,945
9,875	Endo Finance Holdings, Inc., 2024 Refinancing Term Loan, 7.466% (Term SOFR + 375 bps), 4/23/31	9,813
	Total Medical-Drugs	$48,758
	Recreational Centers — 0.0%†
15,288	Fitness International LLC, Term B Loan, 8.216% (Term SOFR + 450 bps), 2/12/29	$ 15,355
	Total Recreational Centers	$15,355
	Rental Auto & Equipment — 0.7%
202,141	Hertz Corp., Initial Term B Loan, 7.331% (Term SOFR + 350 bps), 6/30/28	$ 172,073
39,531	Hertz Corp., Initial Term C Loan, 7.331% (Term SOFR + 350 bps), 6/30/28	33,057
	Total Rental Auto & Equipment	$205,130
	Total Senior Secured Floating Rate Loan Interests (Cost $372,000)	$352,436

Shares
	Common Stocks — 0.1% of Net Assets
	Household Durables — 0.0%†
15,463(b)+	Desarrolladora Homex SAB de CV	$ 1
	Total Household Durables	$1
	Paper & Forest Products — 0.0%
1,032(b)+	Emerald Plantation Holdings, Ltd.	$ —
	Total Paper & Forest Products	$—
	Passenger Airlines — 0.1%
15,290(b)	Grupo Aeromexico S.A.B de CV	$ 33,964
	Total Passenger Airlines	$33,964
	Total Common Stocks (Cost $16,989)	$33,965

Principal Amount USD ($)
	Asset Backed Securities — 5.2% of Net Assets
100,000	Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class D, 7.48%, 7/22/30 (144A)	$ 104,034
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class D, 7.52%, 2/20/30 (144A)	102,639
100,000	BHG Securitization Trust, Series 2022-C, Class E, 9.73%, 10/17/35 (144A)	107,597
100,000	Cascade MH Asset Trust, Series 2021-MH1, Class B1, 4.573%, 2/25/46 (144A)	84,575
100,000	Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2, 4.94%, 1/25/52 (144A)	72,264
2
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
100,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class C, 9.33%, 10/15/30 (144A)	$ 103,065
73,928	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.05%, 1/20/31 (144A)	75,228
60,000	DataBank Issuer, Series 2024-1A, Class A2, 5.30%, 1/26/54 (144A)	59,826
12,446(c)	Equifirst Mortgage Loan Trust, Series 2003-1, Class IF1, 4.01%, 12/25/32	11,934
50,000	Exeter Automobile Receivables Trust, Series 2024-3A, Class D, 5.98%, 9/16/30	51,103
119,240(d)	FIGRE Trust, Series 2024-HE6, Class A, 5.724%, 12/25/54 (144A)	120,263
137,711(d)	FIGRE Trust, Series 2025-HE5, Class A, 5.285%, 8/25/55 (144A)	138,244
75,645(c)	GS Mortgage Backed Securities Trust, Series 2025-CES1, Class A1A, 5.568%, 5/25/55 (144A)	76,223
100,000	Merchants Fleet Funding LLC, Series 2025-1A, Class A, 4.49%, 1/20/39 (144A)	100,325
100,000	NMEF Funding LLC, Series 2022-B, Class C, 8.54%, 6/15/29 (144A)	102,004
100,000	PEAR LLC, Series 2021-1, Class B, 0.000%, 1/15/34 (144A)	92,619
52,679(c)	Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.676%, 5/25/54 (144A)	53,319
23,608	Westgate Resorts LLC, Series 2022-1A, Class D, 3.838%, 8/20/36 (144A)	23,383
	Total Asset Backed Securities (Cost $1,478,151)	$1,478,645

	Collateralized Mortgage Obligations—7.8% of Net Assets
100,000(d)	Bayview MSR Opportunity Master Fund Trust, Series 2021-2, Class A8, 2.50%, 6/25/51 (144A)	$ 68,893
100,000(d)	BINOM Securitization Trust, Series 2022-RPL1, Class M3, 3.00%, 2/25/61 (144A)	74,799
20,000(a)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 1M2, 7.639% (SOFR30A + 376 bps), 2/25/40 (144A)	20,612
70,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2B1, 8.374% (SOFR30A + 450 bps), 1/25/42 (144A)	72,338
50,000(a)	Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M2, 5.824% (SOFR30A + 195 bps), 3/25/44 (144A)	50,244
150,000(a)	Eagle Re, Ltd., Series 2023-1, Class M1B, 7.815% (SOFR30A + 395 bps), 9/26/33 (144A)	154,036
75,000(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN3, Class M2, 7.874% (SOFR30A + 400 bps), 11/25/51 (144A)	77,708
58,266(a)(e)	Federal Home Loan Mortgage Corp. REMICs, Series 4087, Class SB, 1.932% (SOFR30A + 592 bps), 7/15/42	7,467
33,545(a)(e)	Federal Home Loan Mortgage Corp. REMICs, Series 4091, Class SH, 2.452% (SOFR30A + 644 bps), 8/15/42	5,254
32,717(e)	Federal Home Loan Mortgage Corp. REMICs, Series 4999, Class QI, 4.00%, 5/25/50	6,393
42,433(e)	Federal Home Loan Mortgage Corp. REMICs, Series 5067, Class GI, 4.00%, 12/25/50	8,907
50,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2020-DNA6, Class B2, 9.524% (SOFR30A + 565 bps), 12/25/50 (144A)	57,564
30,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2020-HQA3, Class B2, 13.989% (SOFR30A + 1,011 bps), 7/25/50 (144A)	39,583
80,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2020-HQA5, Class B2, 11.274% (SOFR30A + 740 bps), 11/25/50 (144A)	97,672
45,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA4, Class B1, 7.624% (SOFR30A + 375 bps), 12/25/41 (144A)	45,965
11,744(a)(e)	Federal National Mortgage Association REMICs, Series 2012-14, Class SP, 2.561% (SOFR30A + 644 bps), 8/25/41	1,066
13,431(a)(e)	Federal National Mortgage Association REMICs, Series 2018-43, Class SM, 2.211% (SOFR30A + 609 bps), 6/25/48	1,659
14,913(a)(e)	Federal National Mortgage Association REMICs, Series 2019-33, Class S, 2.061% (SOFR30A + 594 bps), 7/25/49	1,717
13,476(a)(e)	Federal National Mortgage Association REMICs, Series 2019-41, Class PS, 2.061% (SOFR30A + 594 bps), 8/25/49	1,899
14,257(a)(e)	Federal National Mortgage Association REMICs, Series 2019-41, Class SM, 2.061% (SOFR30A + 594 bps), 8/25/49	2,041
The accompanying notes are an integral part of these financial statements.
3

Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 12/31/25 (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
8,513	Government National Mortgage Association, Series 2009-83, Class EB, 4.50%, 9/20/39	$ 8,594
116,744(a)(e)	Government National Mortgage Association, Series 2019-117, Class SB, 7.096% (1 Month Term SOFR + 331 bps), 9/20/49	1,133
171,736(e)	Government National Mortgage Association, Series 2019-128, Class IB, 3.50%, 10/20/49	28,120
170,703(e)	Government National Mortgage Association, Series 2019-128, Class ID, 3.50%, 10/20/49	27,819
83,842(e)	Government National Mortgage Association, Series 2019-159, Class CI, 3.50%, 12/20/49	13,718
95,487(a)(e)	Government National Mortgage Association, Series 2020-9, Class SA, 7.027% (1 Month Term SOFR + 324 bps), 1/20/50	939
100,000(d)	GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ4, Class A33, 3.00%, 9/25/52 (144A)	72,661
86,930(d)	Hundred Acre Wood Trust, Series 2021-INV1, Class B2, 3.232%, 7/25/51 (144A)	75,900
88,819(d)	JP Morgan Mortgage Trust, Series 2021-7, Class B3, 2.803%, 11/25/51 (144A)	72,400
88,430(d)	JP Morgan Mortgage Trust, Series 2021-INV1, Class B3, 2.968%, 10/25/51 (144A)	73,150
91,367(d)	JP Morgan Mortgage Trust, Series 2022-3, Class B3, 3.095%, 8/25/52 (144A)	75,466
100,000(d)	JP Morgan Mortgage Trust, Series 2022-4, Class A5, 3.00%, 10/25/52 (144A)	72,833
100,000(d)	JP Morgan Mortgage Trust, Series 2022-LTV1, Class M1, 3.511%, 7/25/52 (144A)	65,971
51,738(a)	JPMorgan Chase Bank N.A. - JPMWM, Series 2021-CL1, Class M3, 5.674% (SOFR30A + 180 bps), 3/25/51 (144A)	51,609
100,000(d)	Mello Mortgage Capital Acceptance, Series 2021-INV2, Class A5, 2.50%, 8/25/51 (144A)	67,989
73,164(a)	Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, 7.239% (SOFR30A + 336 bps), 10/25/49 (144A)	74,342
87,392(d)	Rate Mortgage Trust, Series 2021-J1, Class B2, 2.706%, 7/25/51 (144A)	74,626
100,000(d)	Sequoia Mortgage Trust, Series 2022-1, Class A7, 2.50%, 2/25/52 (144A)	67,808
50,000(a)	STACR Trust, Series 2018-HRP2, Class B2, 14.489% (SOFR30A + 1,061 bps), 2/25/47 (144A)	61,106
100,000(d)	Towd Point Mortgage Trust, Series 2017-1, Class B3, 3.782%, 10/25/56 (144A)	85,390
100,000(a)	Towd Point Mortgage Trust, Series 2019-HY1, Class B2, 5.996% (1 Month Term SOFR + 226 bps), 10/25/48 (144A)	101,917
82,105(d)	Towd Point Mortgage Trust, Series 2021-R1, Class A1, 2.918%, 11/30/60 (144A)	74,570
59,556(a)	Triangle Re, Ltd., Series 2023-1, Class M1A, 7.274% (SOFR30A + 340 bps), 11/25/33 (144A)	60,012
85,452(d)	Wells Fargo Mortgage Backed Securities Trust, Series 2020-5, Class B2, 2.907%, 9/25/50 (144A)	75,241
100,000(d)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A6, 2.50%, 12/25/51 (144A)	66,906
	Total Collateralized Mortgage Obligations (Cost $2,550,825)	$2,246,037

	Commercial Mortgage-Backed Securities—5.2% of Net Assets
60,000(a)	Alen Mortgage Trust, Series 2021-ACEN, Class E, 7.865% (1 Month Term SOFR + 411 bps), 4/15/34 (144A)	$ 43,931
100,000(a)	AREIT Trust, Series 2022-CRE6, Class D, 6.787% (SOFR30A + 285 bps), 1/20/37 (144A)	98,004
100,000(d)	Benchmark Mortgage Trust, Series 2020-IG3, Class B, 3.257%, 9/15/48 (144A)	71,020
100,000(d)	CSAIL Commercial Mortgage Trust, Series 2015-C1, Class C, 3.833%, 4/15/50	90,802
49,000(d)	FREMF Mortgage Trust, Series 2017-KW02, Class B, 3.753%, 12/25/26 (144A)	48,002
50,000(d)	FREMF Mortgage Trust, Series 2017-KW03, Class B, 4.075%, 7/25/27 (144A)	48,724
75,000(d)	FREMF Mortgage Trust, Series 2018-KHG1, Class B, 3.90%, 12/25/27 (144A)	72,058
25,000(d)	FREMF Mortgage Trust, Series 2018-KW07, Class B, 4.107%, 10/25/31 (144A)	22,848
28,209(d)	FREMF Mortgage Trust, Series 2019-KJ24, Class B, 7.60%, 10/25/27 (144A)	27,165
50,000(d)	FREMF Trust, Series 2018-KW04, Class B, 3.937%, 9/25/28 (144A)	46,524
100,000(a)	FS Rialto Issuer LLC, Series 2025-FL10, Class A, 5.116% (1 Month Term SOFR + 139 bps), 8/19/42 (144A)	99,938
82,942(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class E, 6.52% (1 Month Term SOFR + 276 bps), 12/15/36 (144A)	79,280
100,000(d)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-LOOP, Class F, 3.861%, 12/5/38 (144A)	12,890
4
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
43,531	Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.469%, 6/15/52 (144A)	$ 41,974
100,000	Morgan Stanley Capital I Trust, Series 2014-150E, Class AS, 4.012%, 9/9/32 (144A)	86,466
15,000	Morgan Stanley Capital I Trust, Series 2016-UBS9, Class D, 3.00%, 3/15/49 (144A)	11,554
100,000(d)	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.276%, 7/11/40 (144A)	92,929
50,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 6.796% (1 Month Term SOFR + 306 bps), 11/25/36 (144A)	49,964
100,000(d)	Ready Capital Mortgage Trust, Series 2019-5, Class E, 5.222%, 2/25/52 (144A)	91,563
100,000	SLG Office Trust, Series 2021-OVA, Class E, 2.851%, 7/15/41 (144A)	86,322
100,000	SLG Office Trust, Series 2021-OVA, Class F, 2.851%, 7/15/41 (144A)	81,921
100,000(d)	THPT Mortgage Trust, Series 2023-THL, Class B, 7.669%, 12/10/34 (144A)	101,132
1,000,000(d)(e)	UBS Commercial Mortgage Trust, Series 2018-C9, Class XB, 0.369%, 3/15/51	7,769
87,654(d)	Velocity Commercial Capital Loan Trust, Series 2025-1, Class A, 6.03%, 2/25/55 (144A)	88,677
	Total Commercial Mortgage-Backed Securities (Cost $1,684,655)	$1,501,457

	Convertible Corporate Bonds — 0.3% of Net Assets
	Entertainment — 0.2%
5,000	Live Nation Entertainment, Inc., 2.875%, 1/15/30	$ 5,253
50,000	Live Nation Entertainment, Inc., 2.875%, 10/15/31 (144A)	49,125
	Total Entertainment	$54,378
	REITS — 0.1%
10,000	Boston Properties LP, 2.00%, 10/1/30 (144A)	$ 9,655
	Total REITS	$9,655
	Software — 0.0%†
5,000	CoreWeave, Inc., 1.75%, 12/1/31 (144A)	$ 4,731
	Total Software	$4,731
	Total Convertible Corporate Bonds (Cost $70,000)	$68,764

	Corporate Bonds — 36.4% of Net Assets
	Aerospace & Defense — 0.6%
110,000	Boeing Co., 6.858%, 5/1/54	$ 123,545
35,000	Boeing Co., 7.008%, 5/1/64	39,769
	Total Aerospace & Defense	$163,314
	Agriculture — 0.1%
30,000	Philip Morris International, Inc., 4.625%, 10/29/35	$ 29,348
	Total Agriculture	$29,348
	Airlines — 0.7%
54,967(f)	ABRA Global Finance, 14.00% (8.00% PIK or 6.00% Cash), 10/22/29 (144A)	$ 54,934
10,950	American Airlines Pass-Through Trust, 3.95%, 7/11/30	10,561
14,129	JetBlue Pass-Through Trust, 4.00%, 11/15/32	13,451
EUR100,000	Transportes Aereos Portugueses S.A., 5.125%, 11/15/29 (144A)	122,006
	Total Airlines	$200,952
	Auto Manufacturers — 4.6%
135,000	Ford Motor Co., 4.346%, 12/8/26	$ 134,847
40,000	Ford Motor Co., 6.10%, 8/19/32	41,215
200,000	Ford Motor Credit Co. LLC, 5.875%, 11/7/29	205,303
205,000	Ford Motor Credit Co. LLC, 6.125%, 3/8/34	208,334
The accompanying notes are an integral part of these financial statements.
5

Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 12/31/25 (continued)
Principal Amount USD ($)		Value
	Auto Manufacturers — (continued)
200,000	Ford Motor Credit Co. LLC, 6.50%, 2/7/35	$ 207,192
195,000	General Motors Financial Co., Inc., 5.90%, 1/7/35	203,014
125,000	General Motors Financial Co., Inc., 6.10%, 1/7/34	132,504
165,000	General Motors Financial Co., Inc., 6.40%, 1/9/33	178,138
	Total Auto Manufacturers	$1,310,547
	Auto Parts & Equipment — 0.2%
25,000	Qnity Electronics, Inc., 5.75%, 8/15/32 (144A)	$ 25,561
25,000	Qnity Electronics, Inc., 6.25%, 8/15/33 (144A)	25,914
	Total Auto Parts & Equipment	$51,475
	Banks — 5.2%
200,000(d)	Banco Santander S.A., 3.225% (1 Year CMT Index + 160 bps), 11/22/32	$ 183,026
200,000(d)(g)	BNP Paribas S.A., 7.45% (5 Year CMT Index + 313 bps) (144A)	209,263
76,000(d)(g)	Citigroup, Inc., 6.75% (5 Year CMT Index + 257 bps)	77,363
81,000(d)(g)	Citigroup, Inc., 6.95% (5 Year CMT Index + 273 bps)	83,509
39,000(d)	Citizens Financial Group, Inc., 5.718% (SOFR + 191 bps), 7/23/32	40,888
41,000(d)	Citizens Financial Group, Inc., 5.841% (SOFR + 201 bps), 1/23/30	42,763
95,000(d)	Morgan Stanley, 4.356% (SOFR + 107 bps), 10/22/31	94,688
75,000(d)	Morgan Stanley, 5.942% (5 Year CMT Index + 180 bps), 2/7/39	78,823
20,000(d)	Morgan Stanley, 5.948% (5 Year CMT Index + 243 bps), 1/19/38	21,046
235,000(d)(g)	Nordea Bank Abp, 3.75% (5 Year CMT Index + 260 bps) (144A)	222,809
25,000(d)	Northern Trust Corp., 5.117% (5 Year CMT Index + 105 bps), 11/19/40	24,966
200,000(d)	UniCredit S.p.A., 5.459% (5 Year CMT Index + 475 bps), 6/30/35 (144A)	203,863
200,000(d)	UniCredit S.p.A., 7.296% (5 Year USD Swap Rate + 491 bps), 4/2/34 (144A)	214,447
	Total Banks	$1,497,454
	Biotechnology — 0.4%
EUR100,000	Cidron Aida Finco S.a.r.l., 7.00%, 10/27/31 (144A)	$ 121,403
	Total Biotechnology	$121,403
	Chemicals — 0.8%
115,000	Celanese US Holdings LLC, 7.20%, 11/15/33	$ 121,488
93,000	Methanex US Operations, Inc., 6.25%, 3/15/32 (144A)	95,759
	Total Chemicals	$217,247
	Commercial Services — 1.2%
60,000	ADT Security Corp., 5.875%, 10/15/33 (144A)	$ 60,743
5,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.375%, 6/15/32 (144A)	5,163
68,000	Champions Financing, Inc., 8.75%, 2/15/29 (144A)	66,882
30,000	Element Fleet Management Corp., 4.641%, 11/24/30 (144A)	30,084
60,000	Element Fleet Management Corp., 5.643%, 3/13/27 (144A)	61,018
64,000	Garda World Security Corp., 6.00%, 6/1/29 (144A)	62,764
10,000	Herc Holdings, Inc., 5.75%, 3/15/31 (144A)	10,148
10,000	Herc Holdings, Inc., 6.00%, 3/15/34 (144A)	10,133
20,000	Herc Holdings, Inc., 7.25%, 6/15/33 (144A)	21,208
	Total Commercial Services	$328,143
	Distribution/Wholesale — 0.1%
31,000	Velocity Vehicle Group LLC, 8.00%, 6/1/29 (144A)	$ 29,451
	Total Distribution/Wholesale	$29,451
6
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

Principal Amount USD ($)		Value
	Diversified Financial Services — 2.8%
29,000(d)(g)	Ally Financial, Inc., 4.70% (7 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 348 bps)	$ 27,574
75,000(d)	Ally Financial, Inc., 6.184% (SOFR + 229 bps), 7/26/35	77,730
50,000(d)	Ally Financial, Inc., 6.646% (5 Year CMT Index + 245 bps), 1/17/40	50,324
40,000	Avolon Holdings Funding, Ltd., 4.70%, 1/30/31 (144A)	39,742
60,000(d)	Capital One Financial Corp., 2.359% (SOFR + 134 bps), 7/29/32	52,522
20,000(d)	Capital One Financial Corp., 6.183% (SOFR + 204 bps), 1/30/36	20,878
5,000	Freedom Mortgage Holdings LLC, 8.375%, 4/1/32 (144A)	5,263
45,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/31 (144A)	48,333
150,000	Global Aircraft Leasing Co., Ltd., 8.75%, 9/1/27 (144A)	155,557
15,000	Jane Street Group/JSG Finance, Inc., 6.75%, 5/1/33 (144A)	15,657
130,000	OneMain Finance Corp., 4.00%, 9/15/30	121,857
5,000	OneMain Finance Corp., 6.125%, 5/15/30	5,098
35,000	PennyMac Financial Services, Inc., 6.75%, 2/15/34 (144A)	36,180
75,000	Provident Funding Associates LP/PFG Finance Corp., 9.75%, 9/15/29 (144A)	79,104
40,000	Stonebriar ABF Issuer LLC, 8.125%, 12/15/30 (144A)	41,168
25,000	UWM Holdings LLC, 6.25%, 3/15/31 (144A)	24,960
	Total Diversified Financial Services	$801,947
	Electric — 1.4%
15,000(c)	Algonquin Power & Utilities Corp., 5.365%, 6/15/26	$ 15,071
60,000(d)	American Electric Power Co., Inc., 5.80% (5 Year CMT Index + 213 bps), 3/15/56	59,566
50,000(d)	American Electric Power Co., Inc., 6.05% (5 Year CMT Index + 194 bps), 3/15/56	49,126
35,000	Basin Electric Power Cooperative, 5.85%, 10/15/55 (144A)	34,280
20,000(d)	Sempra, 6.375% (5 Year CMT Index + 263 bps), 4/1/56	20,416
100,000(d)	Sempra, 6.55% (5 Year CMT Index + 214 bps), 4/1/55	101,934
40,000	Talen Energy Supply LLC, 6.25%, 2/1/34 (144A)	40,796
40,000	Talen Energy Supply LLC, 6.50%, 2/1/36 (144A)	41,364
30,000	Vistra Operations Co. LLC, 4.60%, 10/15/30 (144A)	29,988
10,000(d)	WEC Energy Group, Inc., 5.625% (5 Year CMT Index + 191 bps), 5/15/56	10,063
	Total Electric	$402,604
	Electronics — 0.1%
30,000	Flex, Ltd., 5.375%, 11/13/35	$ 29,930
	Total Electronics	$29,930
	Energy-Alternate Sources — 0.1%
34,749	Alta Wind Holdings LLC, 7.00%, 6/30/35 (144A)	$ 33,161
	Total Energy-Alternate Sources	$33,161
	Engineering & Construction — 0.3%
90,000	AECOM, 6.00%, 8/1/33 (144A)	$ 92,237
	Total Engineering & Construction	$92,237
	Entertainment — 0.8%
200,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/16/29 (144A)	$ 178,254
46,000	Voyager Parent LLC, 9.25%, 7/1/32 (144A)	48,812
	Total Entertainment	$227,066
	Food — 0.3%
25,000	Albertsons Cos. Inc/Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.50%, 3/31/31 (144A)	$ 25,264
The accompanying notes are an integral part of these financial statements.
7

Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 12/31/25 (continued)
Principal Amount USD ($)		Value
	Food — (continued)
60,000	Albertsons Cos. Inc/Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.75%, 3/31/34 (144A)	$ 60,243
11,000	Fiesta Purchaser, Inc., 9.625%, 9/15/32 (144A)	11,528
	Total Food	$97,035
	Gas — 0.1%
15,000(d)	Spire, Inc., 6.45% (5 Year CMT Index + 233 bps), 6/1/56	$ 14,942
	Total Gas	$14,942
	Healthcare-Products — 0.4%
10,000	Baxter International, Inc., 4.90%, 12/15/30	$ 10,077
10,000	Baxter International, Inc., 5.65%, 12/15/35	10,120
109,000(d)	Dentsply Sirona, Inc., 8.375% (5 Year CMT Index + 438 bps), 9/12/55	102,038
	Total Healthcare-Products	$122,235
	Healthcare-Services — 0.8%
70,000	Elevance Health, Inc., 5.00%, 1/15/36	$ 69,577
100,000	Prime Healthcare Services, Inc., 9.375%, 9/1/29 (144A)	105,000
55,000	US Acute Care Solutions LLC, 9.75%, 5/15/29 (144A)	55,408
	Total Healthcare-Services	$229,985
	Insurance — 3.2%
200,000(d)(g)	Allianz SE, 6.55% (5 Year CMT Index + 232 bps) (144A)	$ 207,608
105,000	CNO Financial Group, Inc., 6.45%, 6/15/34	111,084
100,000(d)	Farmers Exchange Capital III, 5.454% (3 Month Term SOFR + 372 bps), 10/15/54 (144A)	93,788
120,000(d)	Farmers Insurance Exchange, 4.747% (3 Month Term SOFR + 372 bps), 11/1/57 (144A)	102,421
60,000(d)	Farmers Insurance Exchange, 7.00% (10 Year US Treasury Yield Curve Rate T Note Constant Maturity + 386 bps), 10/15/64 (144A)	61,561
85,000	Liberty Mutual Group, Inc., 5.50%, 6/15/52 (144A)	79,373
15,000	Lincoln National Corp., 5.35%, 11/15/35	15,133
40,000	Manulife Financial Corp., 4.986%, 12/11/35	39,901
200,000(d)	Meiji Yasuda Life Insurance Co., 6.10% (5 Year CMT Index + 291 bps), 6/11/55 (144A)	207,492
	Total Insurance	$918,361
	Internet — 0.3%
35,000	Meta Platforms, Inc., 5.625%, 11/15/55	$ 33,592
60,000	Meta Platforms, Inc., 5.75%, 11/15/65	57,210
	Total Internet	$90,802
	Iron & Steel — 0.7%
30,000	Cleveland-Cliffs, Inc., 7.00%, 3/15/32 (144A)	$ 30,750
85,000	Cleveland-Cliffs, Inc., 7.375%, 5/1/33 (144A)	88,403
10,000	Cleveland-Cliffs, Inc., 7.625%, 1/15/34 (144A)	10,450
40,000	Commercial Metals Co., 5.75%, 11/15/33 (144A)	40,902
40,000	Commercial Metals Co., 6.00%, 12/15/35 (144A)	41,006
	Total Iron & Steel	$211,511
	Lodging — 0.2%
20,000	Hilton Domestic Operating Co., Inc., 5.50%, 3/31/34 (144A)	$ 20,137
30,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.625%, 1/15/32 (144A)	30,750
	Total Lodging	$50,887
8
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

Principal Amount USD ($)		Value
	Mining — 0.2%
60,000	Novelis Corp., 6.375%, 8/15/33 (144A)	$ 60,826
	Total Mining	$60,826
	Miscellaneous Manufacturing — 0.1%
27,000	Amsted Industries, Inc., 6.375%, 3/15/33 (144A)	$ 27,810
	Total Miscellaneous Manufacturing	$27,810
	Multi-National — 1.7%
200,000(d)(g)	African Development Bank, 5.875% (5 Year CMT Index + 165 bps)	$ 199,555
BRL975,000(h)	European Bank for Reconstruction & Development, 2/2/32	89,292
TRY8,250,000(h)	European Bank for Reconstruction & Development, 7/11/36	14,000
INR4,700,000	European Bank For Reconstruction & Development, 6.25%, 4/11/28	51,773
INR4,000,000	International Bank for Reconstruction & Development, 6.50%, 4/17/30	43,634
INR5,500,000	International Bank for Reconstruction & Development, 6.85%, 4/24/28	61,025
KZT11,000,000	International Bank for Reconstruction & Development, 10.00%, 9/16/26	20,554
	Total Multi-National	$479,833
	Oil & Gas — 3.1%
155,000	APA Corp., 6.75%, 2/15/55	$ 154,373
72,000	Energean Israel Finance, Ltd., 5.875%, 3/30/31 (144A)	69,639
75,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.875%, 5/15/34 (144A)	70,276
222,000	Hilcorp Energy I LP/Hilcorp Finance Co., 7.25%, 2/15/35 (144A)	210,982
75,000	Long Ridge Energy LLC, 8.75%, 2/15/32 (144A)	79,833
50,000	Transocean International, Ltd., 8.25%, 5/15/29 (144A)	50,393
10,000	Transocean International, Ltd., 8.50%, 5/15/31 (144A)	9,905
45,000	Vista Energy Argentina SAU, 7.625%, 12/10/35 (144A)	44,968
160,000	Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29 (144A)	161,508
45,000	YPF S.A., 6.95%, 7/21/27 (144A)	45,357
	Total Oil & Gas	$897,234
	Oil & Gas Services — 0.1%
15,000	Enerflex, Inc., 6.875%, 1/15/31 (144A)	$ 15,337
	Total Oil & Gas Services	$15,337
	Pharmaceuticals — 0.8%
EUR200,000	Teva Pharmaceutical Finance Netherlands II BV, 4.375%, 5/9/30	$ 241,174
150,000+	Tricida, Inc., 5/15/27	—
	Total Pharmaceuticals	$241,174
	Pipelines — 2.4%
45,000	Columbia Pipelines Holding Co. LLC, 4.999%, 11/17/32 (144A)	$ 44,996
40,000	Columbia Pipelines Holding Co. LLC, 5.097%, 10/1/31 (144A)	40,675
30,000	DT Midstream, Inc., 5.80%, 12/15/34 (144A)	31,134
50,000(d)	Enbridge, Inc., 7.20% (5 Year CMT Index + 297 bps), 6/27/54	52,945
50,000(d)	Enbridge, Inc., 7.375% (5 Year CMT Index + 312 bps), 3/15/55	52,927
58,000(d)	Enbridge, Inc., 8.50% (5 Year CMT Index + 443 bps), 1/15/84	66,507
79,000(d)	Energy Transfer LP, 6.50% (5 Year CMT Index + 268 bps), 2/15/56	78,738
15,000	Hess Midstream Operations LP, 5.875%, 3/1/28 (144A)	15,282
35,000(d)	South Bow Canadian Infrastructure Holdings, Ltd., 7.50% (5 Year CMT Index + 367 bps), 3/1/55	37,410
88,000(d)	South Bow Canadian Infrastructure Holdings, Ltd., 7.625% (5 Year CMT Index + 395 bps), 3/1/55	91,729
55,000	Summit Midstream Holdings LLC, 8.625%, 10/31/29 (144A)	57,032
29,000	Venture Global LNG, Inc., 8.375%, 6/1/31 (144A)	28,838
The accompanying notes are an integral part of these financial statements.
9

Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 12/31/25 (continued)
Principal Amount USD ($)		Value
	Pipelines — (continued)
15,000	Venture Global LNG, Inc., 9.50%, 2/1/29 (144A)	$ 15,547
30,000	Venture Global Plaquemines LNG LLC, 6.125%, 12/15/30 (144A)	30,550
45,000	Venture Global Plaquemines LNG LLC, 6.50%, 1/15/34 (144A)	46,091
	Total Pipelines	$690,401
	Real Estate — 0.2%
15,000	CBRE Services, Inc., 4.90%, 1/15/33	$ 15,072
50,000	Kennedy-Wilson, Inc., 4.75%, 2/1/30	47,126
	Total Real Estate	$62,198
	REITS — 0.3%
6,000	Highwoods Realty LP, 2.60%, 2/1/31	$ 5,381
6,000	Highwoods Realty LP, 3.05%, 2/15/30	5,587
10,000	Highwoods Realty LP, 5.35%, 1/15/33	9,992
30,000	Starwood Property Trust, Inc., 5.25%, 10/15/28 (144A)	30,218
45,000	Starwood Property Trust, Inc., 5.75%, 1/15/31 (144A)	45,484
	Total REITS	$96,662
	Semiconductors — 0.7%
200,000	Foundry JV Holdco LLC, 5.90%, 1/25/30 (144A)	$ 209,175
	Total Semiconductors	$209,175
	Software — 0.5%
110,000	CoreWeave, Inc., 9.00%, 2/1/31 (144A)	$ 100,817
58,000	Oracle Corp., 5.95%, 9/26/55	51,389
	Total Software	$152,206
	Telecommunications — 0.5%
55,000	Level 3 Financing, Inc., 6.875%, 6/30/33 (144A)	$ 56,280
65,000	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 6.50%, 2/15/29 (144A)	62,421
10,000	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 8.625%, 6/15/32 (144A)	9,850
	Total Telecommunications	$128,551
	Toys/Games/Hobbies — 0.0%†
10,000	Mattel, Inc., 5.00%, 11/17/30	$ 10,069
	Total Toys/Games/Hobbies	$10,069
	Transportation — 0.4%
100,000	Danaos Corp., 6.875%, 10/15/32 (144A)	$ 103,316
	Total Transportation	$103,316
	Total Corporate Bonds (Cost $10,272,792)	$10,446,829

Shares
	Preferred Stock — 0.5% of Net Assets
	Banks — 0.4%
697	Bank of America Corp., 5.00%	$ 14,470
2,321(g)	JPMorgan Chase & Co., 4.20%	42,405
667	KeyCorp, 5.625%	14,180
423	US Bancorp, 3.75%	6,484
861	Wells Fargo & Co., 4.25%	15,300
	Total Banks	$92,839
10
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

Shares		Value
	Capital Markets — 0.1%
1,671	Morgan Stanley, 4.25%	$ 29,476
250	State Street Corp., 5.35%	5,613
	Total Capital Markets	$35,089
	Consumer Finance — 0.0%†
259	Capital One Financial Corp., 4.375%	$ 4,336
	Total Consumer Finance	$4,336
	Total Preferred Stock (Cost $131,900)	$132,264

Principal Amount USD ($)
	Foreign Government Bonds — 3.1% of Net Assets
	Argentina — 0.4%
5,200	Argentine Republic Government International Bond, 1.000%, 7/9/29	$ 4,618
145,500(c)	Argentine Republic Government International Bond, 4.125%, 7/9/35	108,252
	Total Argentina	$112,870
	Ivory Coast — 0.4%
EUR100,000	Ivory Coast Government International Bond, 5.875%, 10/17/31 (144A)	$ 118,321
	Total Ivory Coast	$118,321
	Kazakhstan — 0.7%
KZT100,000,000	Development Bank of Kazakhstan JSC, 10.950%, 5/6/26	$ 193,353
	Total Kazakhstan	$193,353
	Mexico — 0.5%
EUR126,000	Mexico Government International Bond, 4.500%, 3/19/34	$ 147,683
	Total Mexico	$147,683
	Romania — 0.4%
EUR60,000	Romanian Government International Bond, 5.250%, 5/30/32 (144A)	$ 72,158
EUR40,000	Romanian Government International Bond, 5.625%, 5/30/37 (144A)	45,807
	Total Romania	$117,965
	Serbia — 0.3%
EUR100,000	Serbia International Bond, 2.050%, 9/23/36 (144A)	$ 91,664
	Total Serbia	$91,664
	Turkey — 0.2%
TRY2,426,800	Turkiye Government Bond, 30.000%, 9/12/29	$ 55,018
	Total Turkey	$55,018
	Uruguay — 0.2%
UYU1,790,000	Uruguay Government International Bond, 9.750%, 7/20/33	$ 51,241
	Total Uruguay	$51,241
	Total Foreign Government Bonds (Cost $898,698)	$888,115

	U.S. Government and Agency Obligations — 27.8% of Net Assets
150,615	Federal Home Loan Mortgage Corp., 1.500%, 3/1/42	$ 126,960
221,833	Federal Home Loan Mortgage Corp., 2.500%, 5/1/51	190,137
3,993	Federal Home Loan Mortgage Corp., 3.000%, 10/1/29	3,940
1,067	Federal Home Loan Mortgage Corp., 3.000%, 11/1/47	978
19,221	Federal Home Loan Mortgage Corp., 3.500%, 7/1/46	18,283
The accompanying notes are an integral part of these financial statements.
11

Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 12/31/25 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
57,161	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	$ 53,237
41,962	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	39,268
4,100	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	3,957
5,858	Federal Home Loan Mortgage Corp., 5.000%, 11/1/39	6,031
1,505	Federal Home Loan Mortgage Corp., 5.000%, 3/1/44	1,548
2,987	Federal Home Loan Mortgage Corp., 5.500%, 6/1/41	3,122
67,902	Federal Home Loan Mortgage Corp., 5.500%, 7/1/49	69,998
81,075	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	83,396
248,015	Federal National Mortgage Association, 1.500%, 3/1/42	209,141
95,995	Federal National Mortgage Association, 2.000%, 12/1/41	83,437
50,464	Federal National Mortgage Association, 2.000%, 11/1/51	41,713
198,782	Federal National Mortgage Association, 2.500%, 5/1/51	172,556
56,571	Federal National Mortgage Association, 2.500%, 5/1/51	49,108
133,259	Federal National Mortgage Association, 2.500%, 11/1/51	115,247
146,824	Federal National Mortgage Association, 2.500%, 1/1/52	126,288
70,540	Federal National Mortgage Association, 2.500%, 2/1/52	60,931
7,048	Federal National Mortgage Association, 3.000%, 10/1/30	6,925
579	Federal National Mortgage Association, 3.000%, 10/1/46	530
341	Federal National Mortgage Association, 3.000%, 1/1/47	312
101,398	Federal National Mortgage Association, 3.000%, 1/1/52	91,489
138,994	Federal National Mortgage Association, 3.000%, 3/1/52	125,813
200,000	Federal National Mortgage Association, 3.000%, 1/1/56 (TBA)	176,867
63,505	Federal National Mortgage Association, 3.500%, 3/1/52	59,202
69,628	Federal National Mortgage Association, 3.500%, 4/1/52	64,804
24,132	Federal National Mortgage Association, 3.500%, 4/1/52	22,583
64,409	Federal National Mortgage Association, 3.500%, 5/1/52	59,989
100,000	Federal National Mortgage Association, 3.500%, 2/1/56 (TBA)	92,129
19,793	Federal National Mortgage Association, 4.000%, 10/1/40	19,393
2,726	Federal National Mortgage Association, 4.000%, 12/1/40	2,673
15,036	Federal National Mortgage Association, 4.000%, 11/1/43	14,640
31,489	Federal National Mortgage Association, 4.000%, 7/1/51	30,190
8,087	Federal National Mortgage Association, 4.000%, 9/1/51	7,759
200,000	Federal National Mortgage Association, 4.000%, 1/1/56 (TBA)	189,685
25,183	Federal National Mortgage Association, 4.500%, 9/1/43	25,401
23,605	Federal National Mortgage Association, 4.500%, 1/1/44	23,798
200,000	Federal National Mortgage Association, 4.500%, 1/1/56 (TBA)	195,228
4,206	Federal National Mortgage Association, 5.000%, 4/1/30	4,264
7,029	Federal National Mortgage Association, 5.000%, 1/1/39	7,197
200,000	Federal National Mortgage Association, 5.000%, 1/1/41 (TBA)	202,546
1,561	Federal National Mortgage Association, 5.000%, 12/1/44	1,605
400,000	Federal National Mortgage Association, 5.000%, 1/1/56 (TBA)	398,875
200,000	Federal National Mortgage Association, 5.500%, 1/1/41 (TBA)	205,034
70,307	Federal National Mortgage Association, 5.500%, 4/1/50	72,448
96,823	Federal National Mortgage Association, 5.500%, 9/1/52	98,673
69,732	Federal National Mortgage Association, 5.500%, 4/1/53	71,308
30,230	Federal National Mortgage Association, 5.500%, 9/1/53	30,735
100,000	Federal National Mortgage Association, 5.500%, 1/1/56 (TBA)	101,398
37	Federal National Mortgage Association, 6.000%, 3/1/32	38
76,574	Federal National Mortgage Association, 6.000%, 5/1/53	80,355
12
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
52,299	Federal National Mortgage Association, 6.000%, 7/1/53	$ 54,034
69,949	Federal National Mortgage Association, 6.000%, 9/1/53	71,989
82,597	Federal National Mortgage Association, 6.000%, 3/1/54	84,989
39,179	Federal National Mortgage Association, 6.500%, 8/1/53	40,976
65,828	Federal National Mortgage Association, 6.500%, 9/1/53	69,460
23,068	Federal National Mortgage Association, 6.500%, 9/1/54	24,110
100,000	Government National Mortgage Association, 2.000%, 1/20/56 (TBA)	82,796
100,000	Government National Mortgage Association, 2.500%, 1/20/56 (TBA)	86,242
100,000	Government National Mortgage Association, 3.000%, 1/20/56 (TBA)	89,840
100,000	Government National Mortgage Association, 3.500%, 1/20/56 (TBA)	90,988
100,000	Government National Mortgage Association, 5.000%, 1/20/56 (TBA)	99,764
100,000	Government National Mortgage Association, 5.500%, 1/20/56 (TBA)	100,970
100,000	Government National Mortgage Association, 6.500%, 1/20/56 (TBA)	103,367
2,678	Government National Mortgage Association I, 3.500%, 10/15/42	2,500
25,858	Government National Mortgage Association I, 4.000%, 4/15/42	25,091
40,636	Government National Mortgage Association I, 4.000%, 8/15/43	39,781
2,825	Government National Mortgage Association I, 4.000%, 3/15/44	2,734
5,729	Government National Mortgage Association I, 4.000%, 9/15/44	5,542
5,632	Government National Mortgage Association I, 4.000%, 4/15/45	5,449
9,657	Government National Mortgage Association I, 4.000%, 6/15/45	9,340
798	Government National Mortgage Association I, 4.500%, 9/15/33	794
1,805	Government National Mortgage Association I, 4.500%, 4/15/35	1,795
6,242	Government National Mortgage Association I, 4.500%, 1/15/40	6,213
28,626	Government National Mortgage Association I, 4.500%, 3/15/40	28,494
4,539	Government National Mortgage Association I, 4.500%, 9/15/40	4,555
5,720	Government National Mortgage Association I, 4.500%, 7/15/41	5,675
1,243	Government National Mortgage Association I, 5.000%, 4/15/35	1,266
1,037	Government National Mortgage Association I, 5.500%, 1/15/34	1,068
1,791	Government National Mortgage Association I, 5.500%, 4/15/34	1,826
444	Government National Mortgage Association I, 5.500%, 7/15/34	459
2,992	Government National Mortgage Association I, 5.500%, 6/15/35	3,089
189	Government National Mortgage Association I, 6.000%, 2/15/33	195
307	Government National Mortgage Association I, 6.000%, 3/15/33	322
274	Government National Mortgage Association I, 6.000%, 3/15/33	277
369	Government National Mortgage Association I, 6.000%, 6/15/33	377
320	Government National Mortgage Association I, 6.000%, 7/15/33	327
219	Government National Mortgage Association I, 6.000%, 7/15/33	222
224	Government National Mortgage Association I, 6.000%, 9/15/33	228
356	Government National Mortgage Association I, 6.000%, 10/15/33	365
484	Government National Mortgage Association I, 6.500%, 1/15/30	506
59	Government National Mortgage Association I, 6.500%, 2/15/32	61
53	Government National Mortgage Association I, 6.500%, 3/15/32	55
136	Government National Mortgage Association I, 6.500%, 11/15/32	142
2,793	Government National Mortgage Association II, 3.500%, 4/20/45	2,556
5,558	Government National Mortgage Association II, 3.500%, 4/20/45	5,089
6,108	Government National Mortgage Association II, 3.500%, 3/20/46	5,637
9,571	Government National Mortgage Association II, 4.000%, 9/20/44	9,255
12,427	Government National Mortgage Association II, 4.000%, 10/20/46	11,989
11,158	Government National Mortgage Association II, 4.000%, 1/20/47	10,759
The accompanying notes are an integral part of these financial statements.
13

Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 12/31/25 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
7,736	Government National Mortgage Association II, 4.000%, 2/20/48	$ 7,350
9,794	Government National Mortgage Association II, 4.000%, 4/20/48	9,305
3,316	Government National Mortgage Association II, 4.500%, 9/20/41	3,338
9,190	Government National Mortgage Association II, 4.500%, 9/20/44	9,076
3,868	Government National Mortgage Association II, 4.500%, 10/20/44	3,854
7,676	Government National Mortgage Association II, 4.500%, 11/20/44	7,647
817	Government National Mortgage Association II, 5.500%, 3/20/34	846
1,377	Government National Mortgage Association II, 6.000%, 11/20/33	1,437
100,000	Government National Mortgage Association II, 6.000%, 4/20/55	102,084
324,200	U.S. Treasury Bonds, 2.250%, 2/15/52	196,698
215,700	U.S. Treasury Bonds, 4.375%, 8/15/43	206,036
90,000	U.S. Treasury Bonds, 4.750%, 8/15/55	88,481
290,925	U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/35	290,146
600,000	U.S. Treasury Notes, 4.000%, 2/28/30	607,641
1,000,000	U.S. Treasury Notes, 4.250%, 1/31/30	1,022,227
260,000	U.S. Treasury Notes, 4.625%, 2/15/35	269,882
	Total U.S. Government and Agency Obligations (Cost $8,057,556)	$7,962,768

	SHORT TERM INVESTMENTS — 11.0% of Net Assets
	Foreign Treasury Obligations — 0.2%
EGP3,400,000(h)(i)	Egypt Treasury Bills, 25.201%, 12/22/26	$ 57,554
		$57,554
Shares
	Open-End Fund — 10.8%
3,100,650(j)	Dreyfus Government Cash Management, Institutional Shares, 3.65%	$ 3,100,650
		$3,100,650
	TOTAL SHORT TERM INVESTMENTS (Cost $3,158,100)	$3,158,204
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 98.6% (Cost $28,691,666)	$28,269,484
		Net Realized Gain (Loss) for the year ended 12/31/25	Change in Unrealized Appreciation (Depreciation) for the year ended 12/31/25	Capital Gain Distributions for the year ended 12/31/25	Dividend Income for the year ended 12/31/25	Value
	Affiliated Issuer — 4.8%
	Closed-End Fund — 4.8% of Net Assets
143,074(k)	Pioneer ILS Interval Fund	$—	$97,972	$—	$119,785	$ 1,382,098
	Total Investments in Affiliated Issuer — 4.8% (Cost $1,401,172)					$1,382,098
14
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

Principal Amount USD ($)		Value
	TBA Sales Commitments — (3.4)% of Net Assets
	U.S. Government and Agency Obligations — (3.4)%
(100,000)	Federal National Mortgage Association, 2.000%, 1/1/56 (TBA)	$ (80,812)
(700,000)	Federal National Mortgage Association, 2.500%, 1/1/56 (TBA)	(591,664)
(200,000)	Federal National Mortgage Association, 6.000%, 2/1/56 (TBA)	(205,244)
(100,000)	Government National Mortgage Association, 4.000%, 1/20/56 (TBA)	(94,449)
	TOTAL TBA SALES COMMITMENTS (Proceeds $976,035)	$(972,169)

	OTHER ASSETS AND LIABILITIES — 0.0%†	$13,479
	net assets — 100.0%	$28,692,892

(TBA)	“To Be Announced” Securities.
bps	Basis Points.
CMT	Constant Maturity Treasury.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
REIT	Real Estate Investment Trust.
REMICs	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At December 31, 2025, the value of these securities amounted to $10,984,299, or 38.3% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at December 31, 2025.
(b)	Non-income producing security.
(c)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at December 31, 2025.
(d)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at December 31, 2025.
(e)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(f)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(g)	Security is perpetual in nature and has no stated maturity date.
(h)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(i)	Rate shown represents yield-to-maturity.
(j)	Rate periodically changes. Rate disclosed is the 7-day yield at December 31, 2025.
(k)	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Victory Capital Management Inc., (the “Adviser”).
*	Senior secured ﬂoating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at December 31, 2025.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	574,350	USD	374,384	Citibank NA	1/30/26	$8,975
BRL	1,120,000	USD	203,558	Citibank NA	1/30/26	(815)
CLP	150,000,000	USD	164,100	Citibank NA	3/26/26	2,654
EUR	364,000	USD	425,051	Citibank NA	1/29/26	3,310
EUR	20,000	USD	23,292	Citibank NA	2/24/26	273
JPY	44,000,000	USD	286,093	Citibank NA	3/26/26	(3,113)
KRW	206,000,000	USD	140,850	Citibank NA	3/26/26	2,259
NGN	227,050,000	USD	148,983	Citibank NA	3/26/26	5,235
TRY	3,355,000	USD	70,381	Citibank NA	1/9/26	7,252
The accompanying notes are an integral part of these financial statements.
15

Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 12/31/25 (continued)
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	71,730	CAD	100,000	Citibank NA	1/9/26	$(1,157)
USD	110,706	KZT	61,700,000	Citibank NA	1/30/26	(9,856)
USD	559,474	EUR	483,000	Citibank NA	2/24/26	(9,620)
USD	158,795	INR	14,530,000	Citibank NA	3/25/26	(1,591)
USD	26,652	MXN	485,000	Citibank NA	3/27/26	(51)
USD	219,644	EUR	186,000	Citibank NA	3/27/26	163
ZAR	2,750,000	USD	158,378	Citibank NA	1/9/26	7,592
TRY	4,600,000	USD	96,985	Goldman Sachs & Co.	1/9/26	9,456
TRY	630,000	USD	13,263	JPMorgan Chase Bank NA	1/9/26	1,315
USD	160,858	ZAR	2,750,000	State Street Bank & Trust Co.	1/9/26	(5,112)
USD	151,852	BRL	820,000	State Street Bank & Trust Co.	1/30/26	3,416
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$20,585
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
13	U.S. 2 Year Note (CBT)	3/31/26	$2,716,219	$2,714,258	$(1,961)
7	U.S. 10 Year Ultra Bond (CBT)	3/20/26	809,385	805,109	(4,276)
2	U.S. Long Bond (CBT)	3/20/26	233,891	231,188	(2,703)
20	U.S. Ultra Bond (CBT)	3/20/26	2,404,742	2,360,000	(44,742)
			$6,164,237	$6,110,555	$(53,682)
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
6	Euro-Bund	3/6/26	$(907,512)	$(899,522)	$7,990
8	U.S. 5 Year Note (CBT)	3/31/26	(877,647)	(874,437)	3,210
			$(1,785,159)	$(1,773,959)	$11,200
TOTAL FUTURES CONTRACTS			$4,379,078	$4,336,596	$(42,482)
CBT	Chicago Board of Trade.
SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation (Depreciation)	Market Value
110,000	Markit CDX North America High Yield Index Series 45	Pay	5.00%	12/20/30	$(7,942)	$(571)	$(8,513)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION					$(7,942)	$(571)	$(8,513)
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(3)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation (Depreciation)	Market Value
75,000	American Airlines Group, Inc.	Receive	5.00%	6/20/30	$(5,590)	$9,121	$3,531
134,765	Oracle Corp.	Receive	1.00%	12/20/30	(2,990)	470	(2,520)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION					$(8,580)	$9,591	$1,011

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.
(3)	Receives quarterly.
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
16
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

AUD — Australia Dollar
BRL — Brazil Real
CAD — Canada Dollar
CLP — Chile Peso
EGP — Egypt Pound
EUR — Euro
INR — Indian Rupee
JPY — Japan Yen
KRW — Korean Won
KZT — Kazakhstan Tenge
MXN — Mexican Peso
NGN — Nigeria Naira
TRY — Turkish Lira
USD — United States Dollar
UYU — Uruguay Peso
ZAR — South Africa Rand
Purchases and sales of securities (excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased) for the year ended December 31, 2025 were as follows:
	Purchases	Sales
Long-Term U.S. Government Securities	$2,357,692	$97,688
Other Long-Term Securities	$9,767,955	$16,636,398
At December 31, 2025, the net unrealized depreciation on investments based on cost for federal tax purposes of $30,085,406 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$658,488
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,069,952)
Net unrealized depreciation	$(411,464)
The accompanying notes are an integral part of these financial statements.
17

Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 12/31/25 (continued)
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of December 31, 2025 in valuing the Portfolio’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$352,436	$—	$352,436
Common Stocks
Household Durables	—	—	1	1
Paper & Forest Products	—	—	—*	—*
Passenger Airlines	33,964	—	—	33,964
Asset Backed Securities	—	1,478,645	—	1,478,645
Collateralized Mortgage Obligations	—	2,246,037	—	2,246,037
Commercial Mortgage-Backed Securities	—	1,501,457	—	1,501,457
Convertible Corporate Bonds	—	68,764	—	68,764
Corporate Bonds
Pharmaceuticals	—	241,174	—*	241,174
All Other Corporate Bonds	—	10,205,655	—	10,205,655
Preferred Stock	132,264	—	—	132,264
Foreign Government Bonds	—	888,115	—	888,115
U.S. Government and Agency Obligations	—	7,962,768	—	7,962,768
Foreign Treasury Obligations	—	57,554	—	57,554
Open-End Fund	3,100,650	—	—	3,100,650
Affiliated Closed-End Fund	1,382,098	—	—	1,382,098
Total Investments in Securities	$4,648,976	$25,002,605	$1	$29,651,582
Liabilities
TBA Sales Commitments	$—	$(972,169)	$—	$(972,169)
Total Liabilities	$—	$(972,169)	$—	$(972,169)
Other Financial Instruments
Net unrealized appreciation on forward foreign currency exchange contracts	$—	$20,585	$—	$20,585
Net unrealized depreciation on futures contracts	(42,482)	—	—	(42,482)
Centrally cleared swap contracts^	—	9,020	—	9,020
Total Other Financial Instruments	$(42,482)	$29,605	$—	$(12,877)
*	Securities valued at $0.
^	Reflects the unrealized appreciation (depreciation) of the instruments.
Transfers are calculated on the beginning of period values. During the year ended December 31, 2025, a security valued at $1 was transferred from Level 1 to Level 3, due to valuing the security using unobservable inputs. There were no other transfers in or out of Level 3 during the period.
18
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

Statement of Assets and Liabilities 12/31/25
ASSETS:
Investments in unaffiliated issuers, at value (cost $28,691,666)	$28,269,484
Investments in affiliated issuers, at value (cost $1,401,172)	1,382,098
Cash	444,668
Foreign currencies, at value (cost $235,272)	220,816
Futures collateral	266,636
Swaps collateral	115,425
Due from broker for futures	9,227
Unrealized appreciation on forward foreign currency exchange contracts	51,900
Receivables —
Investment securities sold	1,576,758
Portfolio shares sold	24,022
Dividends	9,697
Interest	263,148
Due from the Adviser	30,728
Total assets	$32,664,607
LIABILITIES:
Payables —
Investment securities purchased	$2,815,590
Portfolio shares repurchased	11,068
Trustees’ fees	28
Interest expense	1,304
Variation margin for centrally cleared swap contracts	4,036
Variation margin for futures contracts	9,227
TBA sales commitments, at value	972,169
Swap contracts, at value (net premiums received $16,522)	7,502
Unrealized depreciation on forward foreign currency exchange contracts	31,315
Management fees	48,431
Administrative expenses	1,399
Distribution fees	2,663
Accrued expenses	66,983
Total liabilities	$3,971,715
NET ASSETS:
Paid-in capital	$31,792,807
Distributable earnings (loss)	(3,099,915)
Net assets	$28,692,892
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class I* (based on $4,342,662/462,568 shares)	$9.39
Class II* (based on $24,350,230/2,598,529 shares)	$9.37

*	Pioneer Strategic Income VCT Portfolio (the “Predecessor Portfolio”) reorganized with the Portfolio effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Portfolio is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class I and Class II shares of the Predecessor Portfolio received Class I and Class II shares of the Portfolio, respectively.
The accompanying notes are an integral part of these financial statements.
19

Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

Statement of Operations
FOR THE YEAR ENDED 12/31/25
INVESTMENT INCOME:
Interest from unaffiliated issuers (net of foreign taxes withheld $14,146)	$1,465,415
Dividends from affiliated issuers	119,785
Dividends from unaffiliated issuers	102,279
Total Investment Income		$1,687,479
EXPENSES:
Management fees	$188,941
Administrative expenses	21,288
Distribution fees
Class II*	62,563
Custodian fees	4,456
Professional fees	64,724
Printing expense	3,720
Officers’ and Trustees’ fees	7,082
Insurance expense	595
Miscellaneous	506
Total expenses		$353,875
Less fees waived and expenses reimbursed by the Adviser		(73,303)
Net expenses		$280,572
Net investment income		$1,406,907
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers (net of foreign capital gains tax of $1,365)	$(81,562)
TBA sales commitments	41,453
Forward foreign currency exchange contracts	38,738
Futures contracts	276,372
Swap contracts	15,848
Written options	28,988
Other assets and liabilities denominated in foreign currencies	9,248	$329,085
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of foreign capital gains tax of $(1,061))	$1,094,823
Investments in affiliated issuers	97,972
TBA sales commitments	(24,271)
Forward foreign currency exchange contracts	35,862
Futures contracts	2,325
Swap contracts	25,068
Written options	(28,988)
Other assets and liabilities denominated in foreign currencies	31,657	$1,234,448
Net realized and unrealized gain (loss) on investments		$1,563,533
Net increase in net assets resulting from operations		$2,970,440

*	Pioneer Strategic Income VCT Portfolio (the “Predecessor Portfolio”) reorganized with the Portfolio effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Portfolio is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class I and Class II shares of the Predecessor Portfolio received Class I and Class II shares of the Portfolio, respectively.
20
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

Statements of Changes in Net Assets
	Year Ended 12/31/25	Year Ended 12/31/24
FROM OPERATIONS:
Net investment income (loss)	$1,406,907	$1,552,359
Net realized gain (loss) on investments	329,085	(562,554)
Change in net unrealized appreciation (depreciation) on investments	1,234,448	166,141
Net increase in net assets resulting from operations	$2,970,440	$1,155,946
DISTRIBUTIONS TO SHAREHOLDERS:
Class I* ($0.42 and $0.38 per share, respectively)	$(187,721)	$(181,410)
Class II* ($0.40 and $0.36 per share, respectively)	(1,100,231)	(1,074,242)
Total distributions to shareholders	$(1,287,952)	$(1,255,652)
FROM PORTFOLIO SHARE TRANSACTIONS:
Net proceeds from sales of shares	$4,889,179	$6,635,013
Reinvestment of distributions	1,287,952	1,255,652
Cost of shares repurchased	(9,147,957)	(8,421,982)
Net decrease in net assets resulting from Portfolio share transactions	$(2,970,826)	$(531,317)
Net decrease in net assets	$(1,288,338)	$(631,023)
NET ASSETS:
Beginning of year	$29,981,230	$30,612,253
End of year	$28,692,892	$29,981,230

	Year Ended 12/31/25 Shares	Year Ended 12/31/25 Amount	Year Ended 12/31/24 Shares	Year Ended 12/31/24 Amount
Class I*
Shares sold	46,154	$430,461	46,435	$416,007
Reinvestment of distributions	20,460	187,721	20,557	181,410
Less shares repurchased	(55,073)	(501,738)	(98,482)	(882,473)
Net increase (decrease)	11,541	$116,444	(31,490)	$(285,056)
Class II*
Shares sold	493,296	$4,458,718	696,584	$6,219,006
Reinvestment of distributions	120,246	1,100,231	121,852	1,074,242
Less shares repurchased	(956,884)	(8,646,219)	(852,570)	(7,539,509)
Net decrease	(343,342)	$(3,087,270)	(34,134)	$(246,261)

*	Pioneer Strategic Income VCT Portfolio (the “Predecessor Portfolio”) reorganized with the Portfolio effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Portfolio is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class I and Class II shares of the Predecessor Portfolio received Class I and Class II shares of the Portfolio, respectively.
The accompanying notes are an integral part of these financial statements.
21

Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

Financial Highlights
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Class l*
Net asset value, beginning of period	$8.85	$8.87	$8.50	$10.44	$10.69
Increase (decrease) from investment operations:
Net investment income (loss)(a)	0.46	0.46	0.42	0.33	0.28
Net realized and unrealized gain (loss) on investments	0.50	(0.10)	0.28	(1.63)	(0.08)
Net increase (decrease) from investment operations	$0.96	$0.36	$0.70	$(1.30)	$0.20
Distributions to shareholders:
Net investment income	(0.42)	(0.38)	(0.33)	(0.12)	(0.35)
Net realized gain	—	—	—	(0.35)	(0.10)
Tax return of capital	—	—	—	(0.17)	—
Total distributions	$(0.42)	$(0.38)	$(0.33)	$(0.64)	$(0.45)
Net increase (decrease) in net asset value	$0.54	$(0.02)	$0.37	$(1.94)	$(0.25)
Net asset value, end of period	$9.39	$8.85	$8.87	$8.50	$10.44
Total return(b)	11.11%	4.13%	8.46%(c)	(12.60)%	1.89%
Ratio of net expenses to average net assets	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets	5.09%	5.22%	4.94%	3.58%	2.66%
Portfolio turnover rate	48%	57%	53%	71%	65%
Net assets, end of period (in thousands)	$4,343	$3,992	$4,278	$4,326	$5,913
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.00%	1.08%	1.25%	1.07%	1.21%
Net investment income (loss) to average net assets	4.84%	4.89%	4.44%	3.26%	2.20%

*	Pioneer Strategic Income VCT Portfolio (the “Predecessor Portfolio”) reorganized with the Portfolio effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Portfolio is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class I and Class II shares of the Predecessor Portfolio received Class I and Class II shares of the Portfolio, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	For the year ended December 31, 2023, the Portfolio’s total return includes a reimbursement by the Adviser. If the Portfolio had not been reimbursed by the Adviser, the total return would have been 8.34%.
NOTE:    The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.
22
The accompanying notes are an integral part of these financial statements.

Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Class ll*
Net asset value, beginning of period	$8.83	$8.85	$8.49	$10.43	$10.67
Increase (decrease) from investment operations:
Net investment income (loss)(a)	0.44	0.44	0.40	0.31	0.25
Net realized and unrealized gain (loss) on investments	0.50	(0.10)	0.27	(1.63)	(0.07)
Net increase (decrease) from investment operations	$0.94	$0.34	$0.67	$(1.32)	$0.18
Distributions to shareholders:
Net investment income	(0.40)	(0.36)	(0.31)	(0.10)	(0.32)
Net realized gain	—	—	—	(0.35)	(0.10)
Tax return of capital	—	—	—	(0.17)	—
Total distributions	$(0.40)	$(0.36)	$(0.31)	$(0.62)	$(0.42)
Net increase (decrease) in net asset value	$0.54	$(0.02)	$0.36	$(1.94)	$(0.24)
Net asset value, end of period	$9.37	$8.83	$8.85	$8.49	$10.43
Total return(b)	10.85%	3.87%	8.07%(c)	(12.83)%	1.73%
Ratio of net expenses to average net assets	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets	4.80%	4.99%	4.68%	3.32%	2.40%
Portfolio turnover rate	48%	57%	53%	71%	65%
Net assets, end of period (in thousands)	$24,350	$25,989	$26,335	$28,151	$38,767
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.25%	1.33%	1.50%	1.32%	1.46%
Net investment income (loss) to average net assets	4.55%	4.66%	4.18%	3.00%	1.94%

*	Pioneer Strategic Income VCT Portfolio (the “Predecessor Portfolio”) reorganized with the Portfolio effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Portfolio is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class I and Class II shares of the Predecessor Portfolio received Class I and Class II shares of the Portfolio, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	For the year ended December 31, 2023, the Portfolio’s total return includes a reimbursement by the Adviser. The impact on Class II’s total return was less than 0.005%.
NOTE:    The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.
The accompanying notes are an integral part of these financial statements.
23

Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

Notes to Financial Statements 12/31/25
1.  Organization and Signiﬁcant Accounting Policies
Victory Pioneer Strategic Income VCT Portfolio (the “Portfolio”) is one of seven portfolios comprising Victory Variable Insurance Funds II (the “Trust”), a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and the Portfolio is a diversified, open-end management investment company. The Portfolio, which commenced operations on April 1, 2025, is the successor to Pioneer Strategic Income VCT Portfolio (the “Predecessor Portfolio”) and, accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio. The Predecessor Portfolio transferred all of the net assets of Class I and Class II shares in exchange for the Portfolio’s Class I and Class II shares, respectively, on April 1, 2025 pursuant to an agreement and plan of reorganization (the “Reorganization”) which was approved by the shareholders of the Predecessor Portfolio on March 27, 2025. Accordingly, the Reorganization, which did not result in any federal income tax to the Predecessor Portfolio or its shareholders, had no effect on the Portfolio’s operations. The investment objective of the Portfolio is to produce a high level of current income.
The Portfolio offers two classes of shares designated as Class I and Class II shares. Each class of shares represents an interest in the same portfolio of investments of the Portfolio and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Second Amended and Restated Trust Instrument of the Portfolio gives the Board of Trustees the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Portfolio is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class I shares.
Portfolio shares may be purchased only by insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.
Prior to April 1, 2025, Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., served as the Portfolio’s investment adviser (“Amundi US”). Effective April 1, 2025, Victory Capital Management Inc. (“Victory Capital” or the “Adviser”) serves as the Portfolio’s investment adviser (See Note 10). Prior to April 1, 2025, Amundi Distributor US, Inc., an affiliate of Amundi US, served as the Portfolio’s distributor. Effective April 1, 2025, Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Portfolio pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
The Portfolio complies with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. In accordance with Rule 18f-4, the Portfolio has established and maintains a comprehensive derivatives risk management program, has appointed a derivatives risk manager and complies with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”).
The Portfolio adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). The Portfolio’s adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio’s financial position or results of operations. The management committee of the Adviser acts as the Portfolio’s Chief Operations Decision Maker (CODM) who assesses performance and allocates resources with respect to the Portfolio. The Portfolio’s operations constitute a single operating segment and therefore, a single reportable segment, because the Portfolio has a single investment strategy as disclosed in its prospectus, against which the CODM manages the business activities using information of the Portfolio as a whole, and assesses performance of the Portfolio. The financial information provided to and reviewed by the CODM is the same as that presented within the Portfolio’s financial statements.
The Portfolio is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Portfolio to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
24

Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

The following is a summary of signiﬁcant accounting policies followed by the Portfolio in the preparation of its ﬁnancial statements:
A.	Security Valuation
The net asset value of the Portfolio is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Fixed income securities are valued by using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities, historical trading patterns in the market for fixed income securities and/or other factors. Non-U.S. debt securities that are listed on an exchange will be valued at the bid price obtained from an independent third party pricing service. When independent third party pricing services are unable to supply prices, or when prices or market quotations are considered to be unreliable, the value of that security may be determined using quotations from one or more broker-dealers.
Loan interests are valued at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from Loan Pricing Corporation, an independent third party pricing service. If price information is not available from Loan Pricing Corporation, or if the price information is deemed to be unreliable, price information will be obtained from an alternative loan interest pricing service. If no reliable price quotes are available from either the primary or alternative pricing service, broker quotes will be solicited.
Event-linked bonds are valued at the bid price obtained from an independent third party pricing service. Other insurance-linked securities (including reinsurance sidecars, collateralized reinsurance and industry loss warranties) may be valued at the bid price obtained from an independent pricing service, or through a third party using a pricing matrix, insurance valuation models, or other fair value methods or techniques to provide an estimated value of the instrument.
Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.
The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Portfolio’s shares are determined as of such times. The Adviser may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.
Forward foreign currency exchange contracts are valued daily using the foreign exchange rate or, for longer term forward contract positions, the spot currency rate and the forward points on a daily basis, in each case provided by a third party pricing service. Contracts whose forward settlement date falls between two quoted days are valued by interpolation.
Futures contracts are generally valued at the closing settlement price established by the exchange on which they are traded.
Swap contracts, including interest rate swaps, caps and floors (other than centrally cleared swap contracts), are valued at the dealer quotations obtained from reputable International Swap Dealers Association members. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.
Shares of open-end registered investment companies (including money market mutual funds) are valued at such fund’s net asset value. Shares of closed-end interval funds that offer their shares at net asset value are valued at such funds’ net asset value.
Securities or loan interests for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the
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Notes to Financial Statements 12/31/25 (continued)
Portfolio pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Portfolio’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity, tariffs, or trading halts. Thus, the valuation of the Portfolio’s securities may differ significantly from exchange prices, and such differences could be material.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend date in the exercise of reasonable diligence.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the monthly paydowns. All discounts/premiums on purchase prices of debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and such accretion/amortization is included in interest income.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Foreign Currency Translation
The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.
Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency exchange contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated on the Statement of Operations from the effects of changes in the market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.
D.	Federal Income Taxes
It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of December 31, 2025, the Portfolio did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
In addition to meeting the requirements of the Internal Revenue Code, the Portfolio may be required to pay local taxes on the recognition of capital gains and/or the repatriation of foreign currencies in certain countries. During the year ended December 31, 2025, the Portfolio paid no such taxes.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
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At December 31, 2025, the Portfolio was permitted to carry forward indefinitely $466,052 of short-term losses and $2,413,799 of long-term losses.
During the year ended December 31, 2025, a capital loss carryforward of $395,701 was utilized to offset net realized gains by the Portfolio.
The tax character of distributions paid during the years ended December 31, 2025 and December 31, 2024, was as follows:
	2025	2024
Distributions paid from:
Ordinary income	$1,287,952	$1,255,652
Total	$1,287,952	$1,255,652
The following shows the components of distributable earnings (losses) on a federal income tax basis at December 31, 2025:
2025
Distributable earnings/(losses):
Undistributed ordinary income	$191,400
Capital loss carryforward	(2,879,851)
Net unrealized depreciation	(411,464)
Total	$(3,099,915)
The difference between book-basis and tax-basis net unrealized depreciation is attributable to the tax adjustments relating to tax deferral of losses on wash sales, book-tax amortization differences, perpetual bond adjustments, and the mark to market of forwards, futures, and swaps.
E.	Portfolio Shares and Class Allocations
The Portfolio records sales and repurchases of its shares as of trade date. Distribution fees for Class II shares are calculated based on the average daily net asset value attributable to Class II shares of the Portfolio (see Note 5). Class I shares do not pay distribution fees.
Income, common expenses (excluding transfer agent and distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of shares based on its respective percentage of the adjusted net assets at the beginning of the day.
All expenses and fees paid to the Portfolio’s transfer agent for its services are allocated between the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
The Portfolio declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions paid by the Portfolio with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class I and Class II shares can reflect different transfer agent and distribution expense rates. Dividends and distributions to shareholders are recorded on the ex-dividend date.
F.	Risks
The value of securities held by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates may increase. These circumstances could adversely affect the value and liquidity of the Portfolio’s investments and negatively impact the Portfolio’s performance.
Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt,
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Notes to Financial Statements 12/31/25 (continued)
inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Following the commencement of the conflict in Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, China enters into military conflict with Taiwan, the Philippines or another neighbor, or other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Portfolio’s assets may go down.
At times, the Portfolio’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Portfolio more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
The Portfolio’s investments in foreign markets and countries with limited developing markets may subject the Portfolio to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Portfolio’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
In response to the military conflict in Ukraine commencing in 2022, the United States and other countries issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Portfolio investments, on Portfolio performance and the value of an investment in the Portfolio, particularly with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.
Normally, the Portfolio invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in below-investment-grade (high-yield) debt securities. The Portfolio has the flexibility to invest in a broad range of issuers and segments of the debt securities market. The Portfolio may invest in investment grade securities of U.S. and non-U.S. issuers. The Portfolio may invest in below-investment-grade (high-yield) debt securities of U.S. and non-U.S. issuers. Some of these high-yield securities may be convertible into equity securities of the issuer. Debt securities rated below-investment-grade are commonly referred to as “junk bonds” and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. These securities involve greater risk of loss, are subject to greater price volatility, and may be less liquid and more difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities.
The market prices of the Portfolio’s fixed income securities may fluctuate significantly when interest rates change. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on
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the prices of longer term or duration securities. For example, if interest rates increase by 1%, the value of a Portfolio’s portfolio with a portfolio duration of ten years would be expected to decrease by 10%, all other things being equal. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities. The maturity of a security may be significantly longer than its effective duration. A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally, such as changes in credit quality or in the yield premium that the market may establish for certain types of securities (sometimes called “credit spread”). In general, the longer its maturity the more a security may be susceptible to these factors. When the credit spread for a fixed income security goes up, or “widens”, the value of the security will generally go down.
If an issuer or guarantor of a security held by the Portfolio or a counterparty to a financial contract with the Portfolio defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will typically decline. Changes in actual or perceived creditworthiness may occur quickly. The Portfolio could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty.
The Portfolio may invest in mortgage-related and asset-backed securities. The value of mortgage-related and asset-backed securities will be influenced by factors affecting the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities tend to be more sensitive to changes in interest rate than other types of debt securities. These securities are also subject to prepayment and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default. The risk of such defaults is generally higher in the case of mortgage-backed investments offered by non-governmental issuers and those that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less available information than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the Portfolio may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.
The Portfolio may invest in credit risk transfer securities. Credit risk transfer securities are unguaranteed and unsecured debt securities issued by government sponsored enterprises and therefore are not directly linked to or backed by the underlying mortgage loans. As a result, in the event that a government sponsored enterprise fails to pay principal or interest on its credit risk transfer securities or goes through a bankruptcy, insolvency or similar proceeding, holders of such credit risk transfer securities have no direct recourse to the underlying mortgage loans and will generally receive recovery on par with other unsecured note holders in such a scenario. The risks associated with an investment in credit risk transfer securities are different than the risks associated with an investment in mortgage-backed securities issued by Fannie Mae and Freddie Mac, or other government sponsored enterprise or issued by a private issuer, because some or all of the mortgage default or credit risk associated with the underlying mortgage loans is transferred to investors. As a result, investors in these securities could lose some or all of their investment in these securities if the underlying mortgage loans default.
The Portfolio may invest in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.
With the increased use of technologies such as the Internet to conduct business, the Portfolio is susceptible to operational, information security and related risks. While the Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Portfolio cannot control the cybersecurity plans and systems put in place by service providers to the Portfolio such as the Portfolio’s custodian and accounting agent, and the Portfolio’s transfer agent. In addition, many beneficial owners of Portfolio shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Portfolio nor the Adviser exercises control. Each of these intermediaries may in turn rely on their service providers, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser, service providers or intermediaries may cause disruptions and impact business operations. This may cause financial losses; interference with the Portfolio’s ability to calculate its net asset value; impediments to trading; the inability of Portfolio shareholders to effect share purchases; redemptions or exchanges or receive distributions; loss of or unauthorized access to private shareholder information; and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under
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Notes to Financial Statements 12/31/25 (continued)
any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Portfolio’s prospectus contains unaudited information regarding the Portfolio’s principal risks. Please refer to that document when considering the Portfolio’s principal risks.
G.	Restricted Securities
Restricted Securities are subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933. Private placement securities are generally considered to be restricted except for those securities traded between qualiﬁed institutional investors under the provisions of Rule 144A of the Securities Act of 1933.
Disposal of restricted investments may involve negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. There were no restricted investments held by the Portfolio at December 31, 2025.
H.	Insurance-Linked Securities (“ILS”)
The Portfolio invests in ILS. The Portfolio could lose a portion or all of the principal it has invested in an ILS, and the right to additional interest or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as deﬁned within the terms of an insurance-linked security. Trigger events, generally, are hurricanes, earthquakes, or other natural events of a speciﬁc size or magnitude that occur in a designated geographic region during a speciﬁed time period, and/or that involve losses or other metrics that exceed a speciﬁc amount. There is no way to accurately predict whether a trigger event will occur, and accordingly, ILS carry signiﬁcant risk. The Portfolio is entitled to receive principal, and interest and/or dividend payments so long as no trigger event occurs of the description and magnitude speciﬁed by the instrument. In addition to the speciﬁed trigger events, ILS may expose the Portfolio to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
The Portfolio’s investments in ILS may include event-linked bonds. ILS also may include special purpose vehicles (“SPVs”) or similar instruments structured to comprise a portion of a reinsurer’s catastrophe-oriented business, known as quota share instruments (sometimes referred to as reinsurance sidecars), or to provide reinsurance relating to speciﬁc risks to insurance or reinsurance companies through a collateralized instrument, known as collateralized reinsurance. Structured reinsurance investments also may include industry loss warranties (“ILWs”). A traditional ILW takes the form of a bilateral reinsurance contract, but there are also products that take the form of derivatives, collateralized structures, or exchange-traded instruments.
Where the ILS are based on the performance of underlying reinsurance contracts, the Portfolio has limited transparency into the individual underlying contracts, and therefore must rely upon the risk assessment and sound underwriting practices of the issuer. Accordingly, it may be more difficult for the Adviser to fully evaluate the underlying risk profile of the Portfolio’s structured reinsurance investments, and therefore the Portfolio’s assets are placed at greater risk of loss than if the Adviser had more complete information. Structured reinsurance instruments generally will be considered illiquid securities by the Portfolio. These securities may be difficult to purchase, sell or unwind. Illiquid securities also may be difficult to value. If the Portfolio is forced to sell an illiquid asset, the Portfolio may be forced to sell at a loss.
Additionally, the Portfolio may gain exposure to ILS by investing in a closed-end interval fund, Pioneer ILS Interval Fund, an affiliate of the Adviser. The Portfolio’s investment in Pioneer ILS Interval Fund at December 31, 2025 is listed in the Schedule of Investments.
I.	TBA Purchases and Sales Commitments
The Portfolio may enter into to-be-announced (TBA) purchases or sales commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the Portfolio are not identified at the trade date; however, the securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The Portfolio may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the Portfolio maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the Portfolio maintains an entitlement to the security to be sold.
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To mitigate counterparty risk, the Portfolio has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Portfolio’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral received, if any, from such counterparty. As of December 31, 2025, no collateral was pledged or paid by the Portfolio.
J.	Purchased Options
The Portfolio may purchase put and call options to seek to increase total return. Purchased call and put options entitle the Portfolio to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specific date or within a specific period of time. Upon the purchase of a call or put option, the premium paid by the Portfolio is included on the Statement of Assets and Liabilities as an investment. All premiums are marked-to-market daily, and any unrealized appreciation or depreciation is recorded on the Portfolio’s Statement of Operations. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments on the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments. Upon the exercise or closing of a purchased call option, the premium is added to the cost of the security or financial instrument. The risk associated with purchasing options is limited to the premium originally paid.
There were no open purchased options contracts at December 31, 2025.
K.	Option Writing
The Portfolio may write put and covered call options to seek to increase total return. When an option is written, the Portfolio receives a premium and becomes obligated to purchase or sell the underlying security at a fixed price, upon the exercise of the option. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as “Written options outstanding” on the Statement of Assets and Liabilities and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Portfolio on the expiration date as realized gains from investments on the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain on the Statement of Operations, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss on the Statement of Operations. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Portfolio has realized a gain or loss. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.
There were no open written options contracts at December 31, 2025.
L.	Forward Foreign Currency Exchange Contracts
The Portfolio may enter into forward foreign currency exchange contracts (“contracts”) for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked-to-market daily at the applicable exchange rates, and any resulting unrealized appreciation or depreciation is recorded in the Portfolio’s financial statements. The Portfolio records realized gains and losses at the time a contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 7).
During the year ended December 31, 2025, the Portfolio had entered into various forward foreign currency exchange contracts that obligated the Portfolio to deliver or take delivery of currencies at specified future maturity dates. Alternatively, prior to the settlement date of a forward foreign currency exchange contract, the Portfolio may close out such contract by entering into an offsetting contract.
The average market value of forward foreign currency exchange contracts open during the year ended December 31, 2025 was $2,054,847 and $1,236,596 for buys and sells, respectively. Open forward foreign currency exchange contracts outstanding at December 31, 2025 are listed in the Schedule of Investments.
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Notes to Financial Statements 12/31/25 (continued)
M.	Futures Contracts
The Portfolio may enter into futures transactions in order to attempt to hedge against changes in interest rates, securities prices and currency exchange rates or to seek to increase total return. Futures contracts are types of derivatives.
All futures contracts entered into by the Portfolio are traded on a futures exchange. Upon entering into a futures contract, the Portfolio is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirements of the associated futures exchange. The amount of cash deposited with the broker as collateral at December 31, 2025 is recorded as “Futures collateral” on the Statement of Assets and Liabilities.
Subsequent payments for futures contracts (“variation margin”) are paid or received by the Portfolio, depending on the daily fluctuation in the value of the contracts, and are recorded by the Portfolio as unrealized appreciation or depreciation. Cash received from or paid to the broker related to previous margin movement is held in a segregated account at the broker and is recorded as either “Due from broker for futures” or “Due to broker for futures” on the Statement of Assets and Liabilities. When the contract is closed, the Portfolio realizes a gain or loss equal to the difference between the opening and closing value of the contract as well as any fluctuation in foreign currency exchange rates where applicable. Futures contracts are subject to market risk, interest rate risk and currency exchange rate risk. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. With futures, there is reduced counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
The average notional values of long position and short position futures contracts during the year ended December 31, 2025 were $8,938,815 and $1,151,059, respectively. Open futures contracts outstanding at December 31, 2025 are listed in the Schedule of Investments.
N.	Credit Default Swap Contracts
A credit default swap is a contract between a buyer of protection and a seller of protection against a pre-defined credit event or an underlying reference obligation, which may be a single security or a basket or index of securities. The Portfolio may buy or sell credit default swap contracts to seek to increase the Portfolio’s income, or to attempt to hedge the risk of default on portfolio securities. A credit default swap index is used to hedge risk or take a position on a basket of credit entities or indices.
As a seller of protection, the Portfolio would be required to pay the notional (or other agreed-upon) value of the referenced debt obligation to the counterparty in the event of a default by a U.S. or foreign corporate issuer of a debt obligation, which would likely result in a loss to the Portfolio. In return, the Portfolio would receive from the counterparty a periodic stream of payments during the term of the contract, provided that no event of default occurred. The maximum exposure of loss to the seller would be the notional value of the credit default swaps outstanding. If no default occurs, the Portfolio would keep the stream of payments and would have no payment obligation. The Portfolio may also buy credit default swap contracts in order to hedge against the risk of default of debt securities, in which case the Portfolio would function as the counterparty referenced above.
As a buyer of protection, the Portfolio makes an upfront or periodic payment to the protection seller in exchange for the right to receive a contingent payment. An upfront payment made by the Portfolio, as the protection buyer, is recorded within the “Swap contracts, at value” line item on the Statement of Assets and Liabilities. Periodic payments received or paid by the Portfolio are recorded as realized gains or losses on the Statement of Operations.
Credit default swap contracts are marked-to-market daily using valuations supplied by independent sources, and the change in value, if any, is recorded within the “Swap contracts, at value” line item on the Statement of Assets and Liabilities. Payments received or made as a result of a credit event or upon termination of the contract are recognized, net of the appropriate amount of the upfront payment, as realized gains or losses on the Statement of Operations.
Credit default swap contracts involving the sale of protection may involve greater risks than if the Portfolio had invested in the referenced debt instrument directly. Credit default swap contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Portfolio is a protection buyer and no credit event occurs, it will lose its investment. If the Portfolio is a protection seller and a credit event occurs, the value of the referenced debt instrument received by the Portfolio, together with the periodic payments received, may be less than the amount the Portfolio pays to the protection buyer, resulting in a loss to the Portfolio. In addition, obligations under sell protection credit default swaps may be partially offset by net amounts received from settlement of buy protection credit default swaps entered into by the Portfolio for the same reference obligation with the same counterparty.
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Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

The Portfolio may invest in credit default swap index products (“CDX”). A CDX is a swap on an index of credit default swaps. CDXs allow an investor to manage credit risk or take a position on a basket of credit entities (such as credit default swaps or commercial mortgage-backed securities) in a more efficient manner than transacting in a single-name credit default swap. If a credit event occurs in one of the underlying companies, the protection is paid out via the delivery of the defaulted bond by the buyer of protection in return for a payment of notional value of the defaulted bond by the seller of protection or it may be settled through a cash settlement between the two parties. The underlying company is then removed from the index. If the Portfolio holds a long position in a CDX, the Portfolio would indirectly bear its proportionate share of any expenses paid by a CDX. A fund holding a long position in CDXs typically receives income from principal or interest paid on the underlying securities. By investing in CDXs, the Portfolio could be exposed to liquidity risk, counterparty risk, credit risk of the issuers of the underlying loan obligations and of the CDX markets, and operational risks. If there is a default by the CDX counterparty, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction. CDXs also bear the risk that the Portfolio will not be able to meet its obligation to the counterparty.
Certain swap contracts that are cleared through a central clearinghouse are referred to as centrally cleared swaps. All payments made or received by the Portfolio are pursuant to a centrally cleared swap contract with the central clearing party rather than the original counterparty. Upon entering into a centrally cleared swap contract, the Portfolio is required to make an initial margin deposit, either in cash or in securities. The daily change in value on open centrally cleared contracts is recorded as “Variation margin for centrally cleared swap contracts” on the Statement of Assets and Liabilities. Cash received from or paid to the broker related to previous margin movement is held in a segregated account at the broker and is recorded as either “Due from broker for swaps” or “Due to broker for swaps” on the Statement of Assets and Liabilities. The amount of cash deposited with a broker as collateral at December 31, 2025 is recorded as “Swaps collateral” on the Statement of Assets and Liabilities.
The average notional values of credit default swap contracts buy protection and credit default swap contracts sell protection open during the year ended December 31, 2025 were $714,542 and $71,953, respectively. Open credit default swap contracts at December 31, 2025 are listed in the Schedule of Investments.
2.  Investment Advisory Agreement
The Adviser manages the Portfolio. Management fees payable under the Portfolio’s Investment Advisory Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.65% of the Portfolio’s average daily net assets. Prior to the Reorganization, Amundi Asset Management US, Inc. (“Amundi US”) served as the investment adviser of the Predecessor Portfolio. Under an investment management agreement with Amundi US, the Predecessor Portfolio paid management fees at the annual rate 0.65% of the Portfolio’s average daily net assets. For the year ended December 31, 2025, the effective management fee (excluding waivers and/or assumption of expenses and waiver of acquired fund fees and expenses) was equivalent to 0.65% of the Portfolio’s average daily net assets.
The Adviser has agreed to waive its management fee with respect to any portion of the Portfolio’s assets invested in Pioneer ILS Interval Fund, an affiliated fund managed by the Adviser. For the year ended December 31, 2025, the Adviser waived $21,526 in management fees with respect to the Portfolio, which is reflected on the Statement of Operations as a fee waiver.
Effective April 1, 2025, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, acquired fund fees and expenses, and brokerage commissions) do not exceed 0.75% and 1.00% of the Portfolio’s Class I and Class II shares, respectively. These expense limitations are in effect through April 1, 2028. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to two years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Portfolio's Board of Trustees.
Prior to the Reorganization, Amundi US contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all Portfolio expenses other than taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, such as litigation) of the Portfolio to the extent required to reduce Portfolio expenses to 0.75% and 1.00%, of the average daily net assets attributable to Class I and Class II shares, respectively. These expense limitations were in effect prior to April 1, 2025. Fees waived and expenses reimbursed during the year ended December 31, 2025 are reflected on the Statement of Operations.
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Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

Notes to Financial Statements 12/31/25 (continued)
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $48,431 in management fees payable to the Adviser at December 31, 2025.
Effective April 1, 2025, Victory Capital also serves as the Portfolio’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, Victory Capital is paid an administration and servicing fee based on a percentage of the average daily net assets of the Portfolio. The tiered rates at which Victory Capital is paid by the Portfolio are shown in the table below:
Net Assets
Up to $15 billion	$15 billion to $30 billion	$30 billion to $85 billion	In excess of $85 billion
0.08%	0.05%	0.04%	0.03%
Amounts incurred for the year ended December 31, 2025, are reflected on the Statement of Operations in Administration expenses.
During the annual reporting period covered by this report, Bank of New York Mellon (“BNY”) acted as sub-administrator and sub-fund accountant to the Portfolio pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between Victory Capital and BNY (see Note 11). Victory Capital paid BNY a fee for providing these services.
The Portfolio reimburses Victory Capital and reimbursed BNY for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Portfolio. Amounts incurred for the year ended December 31, 2025, are reflected on the Statement of Operations as Administration expenses.
3.  Compensation of Officers and Trustees
The Portfolio pays an annual fee to its Trustees. The Adviser reimburses the Portfolio for fees paid to the Interested Trustees. Except for the chief compliance officer, the Portfolio does not pay any salary or other compensation to its officers. The Portfolio pays a portion of the chief compliance officer’s compensation for his services as the Portfolio’s chief compliance officer. The Adviser pays the remaining portion of the chief compliance officer’s compensation. For the year ended December 31, 2025, the Portfolio and the Predecessor Portfolio paid $7,082 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At December 31, 2025, on its Statement of Assets and Liabilities, the Portfolio had a payable for Trustees’ fees of $28 and a payable for administrative expenses of $1,399, which includes the payable for Officers’ compensation.
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Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

4.  Transfer Agent
During the annual reporting period covered by this report, BNY Mellon Investment Servicing (US) Inc. served as the transfer agent to the Portfolio at negotiated rates (see Note 11). Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Portfolio’s omnibus relationship contracts.
5.  Distribution Plan
The Portfolio has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to Class II shares. Pursuant to the Plan, the Portfolio pays the Distributor a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate the Distributor for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by the Distributor in connection with the Portfolio’s Class II shares. Reflected on the Statement of Assets and Liabilities is $2,663 in distribution fees payable to the Distributor at December 31, 2025.
6.  Master Netting Agreements
The Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all of its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs the trading of certain Over the Counter (“OTC”) derivatives and typically contains, among other things, close-out and set- off provisions which apply upon the occurrence of an event of default and/or a termination event as deﬁned under the relevant ISDA Master Agreement. The ISDA Master Agreement may also give a party the right to terminate all transactions traded under such agreement if, among other things, there is deterioration in the credit quality of the other party.
Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close-out all transactions under such agreement and to net amounts owed under each transaction to determine one net amount payable by one party to the other. The right to close out and net payments across all transactions under the ISDA Master Agreement could result in a reduction of the Portfolio’s credit risk to its counterparty equal to any amounts payable by the Portfolio under the applicable transactions, if any. However, the Portfolio’s right to set-off may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which each speciﬁc ISDA Master Agreement of each counterparty is subject.
The collateral requirements for derivatives transactions under an ISDA Master Agreement are governed by a credit support annex to the ISDA Master Agreement. Collateral requirements are generally determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to threshold (a “minimum transfer amount”) before a transfer is required, which may vary by counterparty. Collateral pledged for the beneﬁt of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re- pledged, assigned or otherwise used while pledged. Cash that has been segregated to cover the Portfolio’s collateral obligations, if any, will be reported separately on the Statement of Assets and Liabilities as “Swaps collateral”. Securities pledged by the Portfolio as collateral, if any, are identiﬁed as such in the Schedule of Investments.
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Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

Notes to Financial Statements 12/31/25 (continued)
Financial instruments subject to an enforceable master netting agreement, such as an ISDA Master Agreement, have been offset on the Statement of Assets and Liabilities. The following charts show gross assets and liabilities of the Portfolio as of December 31, 2025.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-Cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Citibank NA	$37,713	$(26,203)	$—	$—	$11,510
Goldman Sachs & Co.	9,456	—	—	—	9,456
JPMorgan Chase Bank NA	1,315	—	—	—	1,315
State Street Bank & Trust Co.	3,416	(3,416)	—	—	—
Total	$51,900	$(29,619)	$—	$—	$22,281
Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-Cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Citibank NA	$26,203	$(26,203)	$—	$—	$—
Goldman Sachs & Co.	—	—	—	—	—
JPMorgan Chase Bank NA	—	—	—	—	—
State Street Bank & Trust Co.	5,112	(3,416)	—	—	1,696
Total	$31,315	$(29,619)	$—	$—	$1,696

(a)	The amount presented here may be less than the total amount of collateral received/pledged, as the net amount of derivative assets and liabilities cannot be less than $0.
(b)	Represents the net amount due from the counterparty in the event of default.
(c)	Represents the net amount payable to the counterparty in the event of default.
7.  Additional Disclosures about Derivative Instruments and Hedging Activities
The Portfolio’s use of derivatives may enhance or mitigate the Portfolio’s exposure to the following risks:
Interest rate risk relates to the ﬂuctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.
Credit risk relates to the ability of the issuer of a ﬁnancial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.
Foreign exchange rate risk relates to ﬂuctuations in the value of an asset or liability due to changes in currency exchange rates.
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Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

Equity risk relates to the ﬂuctuations in the value of ﬁnancial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange rate risk), whether caused by factors speciﬁc to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Commodity risk relates to the risk that the value of a commodity or commodity index will ﬂuctuate based on increases or decreases in the commodities market and factors speciﬁc to a particular industry or commodity.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at December 31, 2025, was as follows:
Statement of Assets and Liabilities	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Assets
Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$51,900	$—	$—
Centrally cleared swap contracts†	—	9,591	—	—	—
Total Value	$—	$9,591	$51,900	$—	$—
Liabilities
Net unrealized depreciation on futures contracts^	$42,482	$—	$—	$—	$—
Unrealized depreciation on forward foreign currency exchange contracts	—	—	31,315	—	—
Centrally cleared swap contracts†	—	571	—	—	—
Total Value	$42,482	$571	$31,315	$—	$—

†	Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.
^	Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the assets and/or liabilities on the Statement of Assets and Liabilities.
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Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

Notes to Financial Statements 12/31/25 (continued)
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure at December 31, 2025 was as follows:
Statement of Operations	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Net Realized Gain (Loss) on
Futures contracts	$276,372	$—	$—	$—	$—
Forward foreign currency exchange contracts	—	—	38,738	—	—
Options purchased*	—	—	(59,336)	—	—
Options written	—	—	28,988	—	—
Swap contracts	—	15,848	—	—	—
Total Value	$276,372	$15,848	$8,390	$—	$—
Change in Net Unrealized Appreciation (Depreciation) on
Futures contracts	$2,325	$—	$—	$—	$—
Forward foreign currency exchange contracts	—	—	35,862	—	—
Options purchased**	—	—	59,336	—	—
Options written	—	—	(28,988)	—	—
Swap contracts	—	25,068	—	—	—
Total Value	$2,325	$25,068	$66,210	$—	$—

*	Reflects the net realized gain (loss) on purchased option contracts (see Note 1J). These amounts are included in net realized gain (loss) on investments in unaffiliated issuers, on the Statement of Operations.
**	Reflects the change in net unrealized appreciation (depreciation) on purchased option contracts (see Note 1J). These amounts are included in change in net unrealized appreciation (depreciation) on investments in unaffiliated issuers, on the Statement of Operations.
8.  Unfunded Loan Commitments
The Portfolio may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Portfolio is obliged to provide funding to the borrower upon demand. A fee is earned by the Portfolio on the unfunded loan commitment and is recorded as interest income on the Statement of Operations. Unfunded loan commitments are fair valued in accordance with the valuation policy described in Note 1A and unrealized appreciation or depreciation, if any, is recorded on the Statement of Assets and Liabilities.
As of December 31, 2025, the Portfolio had no unfunded loan commitments outstanding.
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Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

9.  Affiliated Issuers
An affiliated issuer is a company in which the Portfolio has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares or any company which is under common ownership or control. At December 31, 2025, the value of the Portfolio’s investment in afﬁliated issuers was $1,382,098, which represents 4.8% of the Portfolio’s net assets.
Transactions in afﬁliated issuers by the Portfolio for the year ended December 31, 2025 were as follows:
Name of the Affiliated Issuer	Value at December 31, 2024	Purchases Costs	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain/(Loss)	Dividends Received and Reinvested	Sales Proceeds	Shares held at December 31, 2025	Value at December 31, 2025
Pioneer ILS Interval Fund	$1,164,341	$—	$97,972	$—	$119,785	$—	143,074	$1,382,098
Annual and semi-annual shareholder reports for the underlying Pioneer ILS Interval Fund are available on the fund’s web page(s) at vcm.com.
10.  Reorganization
On April 1, 2025 (the “Closing Date”), the Predecessor Portfolio was reorganized with the Portfolio (the “Reorganization”). Under the terms of an Agreement and Plan of Reorganization, the Predecessor Portfolio transferred all of its assets and liabilities (other than certain securities that were subject to restriction on transfer) in exchange for shares of the Portfolio equal in value to those assets and liabilities. The Reorganization was structured so that the transfer of assets and liabilities did not result in federal tax liability to the Predecessor Portfolio or its shareholders. Shareholders holding Class I and Class II shares of the Predecessor Portfolio received Class I and Class II shares of the Portfolio, respectively, in the Reorganization. The investment portfolio of the Predecessor Portfolio, with an aggregate value of $30,732,570 and an identified cost of $31,838,174 at April 1, 2025, was the principal asset acquired by the Portfolio. The Predecessor Portfolio was the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio's performance and financial history have become the performance and financial history of the Portfolio.
11.  Subsequent Event
On September 30, 2025, the Board upon the recommendation of the Adviser, approved a change in the Portfolio's custodian, sub-administrator, sub-fund accountant, and transfer agent to be effective at the close of business on or about February 6, 2026 (the “Effective Date”). After the Effective Date, Citibank, N.A. will serve as the custodian of the Portfolio, Citi Fund Services Ohio, Inc. will serve as sub-administrator and sub-fund accountant of the Portfolio and FIS Investor Services LLC will serve as transfer agent of the Portfolio.
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Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Victory Variable Insurance Funds II (formerly Pioneer Variable Contracts Trust) and the Shareholders of Victory Pioneer Strategic Income VCT Portfolio (formerly Pioneer Strategic Income VCT Portfolio):
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Victory Pioneer Strategic Income VCT Portfolio (formerly Pioneer Strategic Income VCT Portfolio) (the “Fund”) (one of the funds constituting Victory Variable Insurance Funds II) (formerly Pioneer Variable Contracts Trust), including the schedule of investments, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets and financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the years ended December 31, 2023, 2022, and 2021 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated February 20, 2024.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 18, 2026
We have served as the auditor of one or more of the Pioneer investment companies since 2024.
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Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

Additional Information (unaudited)
Qualified interest income is exempt from nonresident alien (NRA) tax withholding. The percentage of the Portfolio’s ordinary income distributions derived from qualified interest income was 72.37%.
Results of Special Shareholder Meeting
A Special Shareholder Meeting of Pioneer Strategic Income VCT Portfolio was held on March 27, 2025 to approve an Agreement and Plan of Reorganization pursuant to which Pioneer Strategic Income VCT Portfolio reorganized into Victory Pioneer Strategic Income VCT Portfolio.
The voting results were as follows:

Fund	Total Voted	Votes For	Votes Against	Votes Abstained
Pioneer Strategic Income VCT Portfolio	2,513,381	2,300,037	171,336	42,008
41

Proxy Voting Policies and Procedures of the Portfolio are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Portfolio voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareholders at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission’s web site at www.sec.gov.
20364-AFR-0226

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7 of this Form

Item 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

Each Board Member also serves as a Board Member of other Funds in the Pioneer Family of Funds complex. Annual retainer fees and attendance fees are allocated to each Fund based on net assets. Trustees’ fees paid by the Fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.

Item 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESMENT ADVISORY CONTRACT. (Unaudited)

N/A

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

N/A

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the following information:

(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant’s portfolio (“Portfolio Manager”). Also state each Portfolio Manager’s business experience during the past 5 years.

N/A

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

N/A

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company, provide the following dollar amounts of income and compensation related to the securities lending activities of the registrant during its most recent fiscal year:

N/A

(1) Gross income from securities lending activities;

N/A

(2) All fees and/or compensation for each of the following securities lending activities and related services: any share of revenue generated by the securities lending program paid to the securities lending agent(s) (revenue split); fees paid for cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split; administrative fees that are not included in the revenue split; fees for indemnification that are not included in the revenue split; rebates paid to borrowers; and any other fees relating to the securities lending program that are not included in the revenue split, including a description of those other fees;

N/A

(3) The aggregate fees/compensation disclosed pursuant to paragraph (2); and

N/A

(4) Net income from securities lending activities (i.e., the dollar amount in paragraph (1) minus the dollar amount in paragraph (3)).

If a fee for a service is included in the revenue split, state that the fee is included in the revenue split.

N/A

(b) If the registrant is a closed-end management investment company, describe the services provided to the registrant by the securities lending agent in the registrants most recent fiscal year.

N/A

Item 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

N/A

ITEM 19. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below: Filed herewith.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(3) Not applicable.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Victory Variable Insurance Funds II

By (Signature and Title)* /s/ Thomas Dusenberry

Thomas Dusenberry, President and Principal Executive Officer

Date March 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Thomas Dusenberry

Thomas Dusenberry, President and Principal Executive Officer

Date March 5, 2026

By (Signature and Title)* /s/ Carol D. Trevino

Carol D. Trevino, Treasurer and Principal Financial Officer

Date March 5, 2026

*	Print the name and title of each signing officer under his or her signature.